                                                     REGISTRATION NO.333-207014
                                                     REGISTRATION NO. 811-22886
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [X]
                      POST-EFFECTIVE AMENDMENT NO. 3    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 17           [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT K
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
                525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on May 1, 2018 pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account K

================================================================================

                                     NOTE

This Post-Effective Amendment No. 3 ("PEA") to the Form N-6 Registration Statement No. 333-207014 ("Registration Statement") of MONY Life Insurance Company of America ("MONY America") and its Variable Account K is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus, Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

IncentiveLife Optimizer(R) III


An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America" or the "Company") with variable investment options offered under MONY America Variable Account K.

PROSPECTUS DATED MAY 1, 2018


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

This prospectus describes the IncentiveLife Optimizer(R) III policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. MONY America or your financial professional can provide any further explanation about your policy.

For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".

WHAT IS INCENTIVELIFE OPTIMIZER(R) III?

IncentiveLife Optimizer(R) III provides life insurance coverage, plus the opportunity for you to earn a return in (i) our guaranteed interest option,
(ii) an investment option we refer to as the Market Stabilizer Option(R), which is described in the separate Market Stabilizer Option(R) prospectus and/or
(iii) one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------


.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT SmartBeta Equity

.. 1290 VT Socially Responsible


.. All Asset Growth-Alt 20
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Growth Strategy/(1)/
.. AXA/AB Small Cap Growth
.. AXA/ClearBridge Large Cap Growth
.. AXA/Janus Enterprise
.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Energy
.. Ivy VIP High Income
.. Ivy VIP Mid Cap Growth
.. Ivy VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. T.Rowe Price Equity Income II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.



--------------------------------------------------------------------------------
ONE OF THE INVESTMENT OPTIONS AVAILABLE TO YOU UNDER YOUR INCENTIVELIFE OPTIMIZER(R) III POLICY IS THE MARKET STABILIZER OPTION(R) ("MSO"). IF YOU ARE INTERESTED IN ALLOCATING AMOUNTS TO THE MSO, PLEASE REFER TO THE SUPPLEMENT ACCOMPANYING THIS PROSPECTUS AND THE SEPARATE MSO PROSPECTUS, WHICH CONTAIN ADDITIONAL INFORMATION RELATING TO THE MSO. IF YOU DID NOT RECEIVE AN MSO PROSPECTUS AND WISH TO OBTAIN ONE, PLEASE CALL US AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).
--------------------------------------------------------------------------------

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. If you are the policy's owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #502909

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with IncentiveLife Optimizer(R) III or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------

Definitions of Key Terms                                                      5

--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    7
--------------------------------------------------------------------------------
Tables of policy charges                                                      7
How we allocate charges among your investment options                        10
Changes in charges                                                           10

--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 11
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                            11
The minimum amount of premiums you must pay                                  11
You can guarantee that your policy will not terminate before a certain date  12
You can receive an accelerated death benefit under the Long-Term Care
  Services/SM/ Rider                                                         12
Investment options within your policy                                        13
About your life insurance benefit                                            13
Alternative higher death benefit in certain cases                            14
You can increase or decrease your insurance coverage                         15
Accessing your money                                                         16
Risks of investing in a policy                                               16
How the IncentiveLife Optimizer(R) III variable life insurance policy is
  available                                                                  17

--------------------------------------------------------------------------------
3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            18
--------------------------------------------------------------------------------
How to reach us                                                              19
About our MONY America Variable Account K                                    19
Your voting privileges                                                       20
About the Trusts                                                             20

--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        21
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                     22

--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                           30
--------------------------------------------------------------------------------
Your policy account value                                                    30

-------------
"We," "our" and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state" we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer IncentiveLife Optimizer(R) III anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      31
--------------------------------------------------------------------------------
Transfers you can make                                                       31
How to make transfers                                                        31
Our automatic transfer service                                               31
Our asset rebalancing service                                                32

--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                      33
--------------------------------------------------------------------------------
Borrowing from your policy                                                   33
Loan extension (for guideline premium test policies only)                    34
Making withdrawals from your policy                                          34
Surrendering your policy for its net cash surrender value                    35
Your option to receive a terminal illness living benefit under the Living
  Benefits Rider                                                             35

--------------------------------------------------------------------------------
8. TAX INFORMATION                                                           36
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                      36
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 36
Tax treatment of Living Benefits Rider or Long-Term Care Services/SM/ Rider
  under a policy with the applicable rider                                   37
Business and employer owned policies                                         38
Requirement that we diversify investments                                    39
Estate, gift, and generation-skipping taxes                                  39
Pension and profit-sharing plans                                             39
Split-dollar and other employee benefit programs                             39
ERISA                                                                        39
3.8% Tax on Net Investment Income or "NII"                                   39
Our taxes                                                                    39
Tax withholding and information reporting                                    40
Possibility of future tax changes and other tax information                  40

--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                       42
--------------------------------------------------------------------------------
Guarantee premium test for the no-lapse guarantee                            42
Other benefits you can add by rider                                          42
Customer loyalty credit                                                      46
Variations among IncentiveLife Optimizer(R) III policies                     47
Your options for receiving policy proceeds                                   47
Your right to cancel within a certain number of days                         47

--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            49
--------------------------------------------------------------------------------
Deducting policy charges                                                     49
Charges that the Trusts deduct                                               52

--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              53
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                53
Policy issuance                                                              54
Ways to make premium and loan payments                                       54
Assigning your policy                                                        54
You can change your policy's insured person                                  55
Requirements for surrender requests                                          55
Gender-neutral policies                                                      55
Future policy exchanges                                                      55
Broker transaction authority                                                 55

--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                     56
--------------------------------------------------------------------------------
About our general account                                                    56
Transfers of your policy account value                                       56
Telephone and Internet requests                                              57
Cybersecurity                                                                58
Suicide and certain misstatements                                            58
When we pay policy proceeds                                                  58
Changes we can make                                                          58
Reports we will send you                                                     59
Distribution of the policies                                                 59
Legal proceedings                                                            61

--------------------------------------------------------------------------------
13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA  62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14.PERSONALIZED ILLUSTRATIONS                                                63
--------------------------------------------------------------------------------
Illustrations of policy benefits                                             63

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
  I   --   Hypothetical illustrations                                       I-1
 II   --   Calculating the alternate death benefit                         II-1
III   --   State policy availability and/or variations of certain
             features and benefits                                        III-1

--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
  Statement of Additional Information
  Table of contents
--------------------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of Key Terms


--------------------------------------------------------------------------------

ALTERNATIVE DEATH BENEFIT -- the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

AMOUNT AT RISK -- our amount at risk on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CASH SURRENDER VALUE -- the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

COST OF INSURANCE CHARGE -- the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

COST OF INSURANCE RATES -- the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

CUSTOMER LOYALTY CREDIT -- a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

FACE AMOUNT -- represents the amount of insurance coverage you want on the life of the insured person.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

GUARANTEE PREMIUM -- you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth in your policy.

INSURED -- the person on whose life we base this policy.

LONG-TERM CARE SERVICES/SM/ RIDER -- subject to our eligibility requirements, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.

MARKET STABILIZER OPTION(R) ("MSO") -- the MSO is an optional rider that provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

NET CASH SURRENDER VALUE -- The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. If you have transferred policy amounts to the MSO, please refer to the Market Stabilizer Option(R) prospectus for information about how we determine the net cash surrender value of that portion of your policy account value.

NET POLICY ACCOUNT VALUE -- your "net policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option and (iii) any interest credited on loaned amounts, MINUS any interest accrued on outstanding loans and MINUS any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your net policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

NO-LAPSE GUARANTEE -- a rider we offer for no extra charge that provides you with a guarantee against policy termination for a specific period of time.

OWNER -- the owner of the policy. "You" or "your" refers to the owner.

POLICY -- the policy with any attached application(s), any riders, and any endorsements.

POLICY ACCOUNT VALUE -- your "policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than amounts included in (iii)) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus.

                           DEFINITIONS OF KEY TERMS

The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

PREMIUM PAYMENTS -- We call the amounts you contribute to your policy "premiums" or "premium payments."

REGISTER DATE -- Your policy's "register date" will be shown in your policy and is the date from which we measure the months, years and anniversaries of your policy. Your register date is determined as described in "Policy issuance" under "More information about procedures that apply to your policy" later in this prospectus.

                           DEFINITIONS OF KEY TERMS

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

If you allocate policy amounts to the Market Stabilizer Option(R) ("MSO"), please see the supplement accompanying this prospectus and the separate MSO prospectus for information about MSO charges.

-------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                                     From each premium               6% of each premium/(2)/
SURRENDER (TURNING IN) OF YOUR POLICY DURING ITS   Upon surrender                  Initial surrender charge per $1,000
FIRST 10 YEARS OR THE FIRST 10 YEARS AFTER YOU                                     of initial base policy face amount or
HAVE REQUESTED AN INCREASE IN YOUR POLICY'S                                        per $1,000 of requested base policy
FACE AMOUNT/(3)(5)/                                                                face amount increase:/(4)/
                                                                                   Highest: $46.17
                                                                                   Lowest: $9.45
                                                                                   Representative: $17.91/(6)/
REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT    Effective date of the decrease  A pro rata portion of the charge that
DURING ITS FIRST 10 YEARS OR THE FIRST 10 YEARS                                    would apply to a full surrender at
AFTER YOU HAVE REQUESTED AN INCREASE IN YOUR                                       the time of the decrease.
POLICY'S FACE AMOUNT/(3)/
TRANSFERS AMONG INVESTMENT OPTIONS                 Upon transfer                   $25 per transfer./(7)/
SPECIAL SERVICES CHARGES                           At the time of the transaction  Current and Maximum Charge: $90
..   Wire transfer charge/(8)/                      At the time of the transaction  Current and Maximum Charge: $35
..   Express mail charge/(8)/                       At the time of the transaction  Current and Maximum Charge: $25
..   Policy illustration charge/(9)/                At the time of the transaction  Current and Maximum Charge: $35
..   Duplicate policy charge/(9)/                   At the time of the transaction  Current and Maximum Charge: $50
..   Policy history charge/(9)(10)/                 At the time of the transaction  Current and Maximum Charge: $25
..   Charge for returned payments/(9)/
-------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------
ADMINISTRATIVE              Monthly           (1)Policy Year        Amount deducted
CHARGE/(3)(11)/
                                                1                   $15/(12)/
                                                2+                  $10/(12)/
                                                             plus

                                                (2)Charge per
                                                   $1,000 of the
                                                   initial base
                                                   policy face
                                                   amount and any
                                                   requested base
                                                   policy face
                                                   amount increase
                                                   that exceeds the
                                                   highest previous
                                                   face amount:

                                                  Highest: $0.34
                                                  Lowest: $0.06
                                                  Representative:
                                                  $0.11/(6)/
--------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly  Charge per $1,000
                                                of the amount for
                                                which we are at
                                                risk:/(14)/

                                                Highest: $83.34
                                                Lowest: $0.02
                                                Representative:
                                                $0.09/(15)/
--------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE         Monthly                        Annual % of your value in our variable
                                                                         investment options and the MSO (if
                                                            Policy Year  applicable)/(16)/
                                                            -----------  --------------------------------------

                                                            1-10         1.00%
                                                            11+          0.50%
----------------------------------------------------------------------------------------------------------------

LOAN INTEREST SPREAD/(17)/  On each policy anniversary (or on  1% of loan amount.
                            loan termination, if earlier)

---------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES//           WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE           Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
                                    effect)

                                                                     $0.50
---------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER/(3)/    Monthly (while the rider is in   Percentage of all other monthly charges:
                                    effect)

                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative: 12%/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Initial base policy face
amount/(19)/)                                                        Highest: $0.60
                                                                     Lowest: $0.01
                                                                     Representative: $0.06/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Children's Term Insurance)
                                                                     Highest: $0.03
                                                                     Lowest: $0.01
                                                                     Representative: $0.01/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Long-Term Care Services/SM /Rider)
                                                                     Highest: $0.02
                                                                     Lowest: $0.0009
                                                                     Representative: $0.003/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY WAIVER OF PREMIUM OR     Monthly (while the rider is in   Charge per $1,000 of benefit for which such rider
MONTHLY DEDUCTIONS/(3)/             effect)                          is purchased:/(18)/
(Option To Purchase Additional
Insurance)                                                           Highest: $0.07
                                                                     Lowest: $0.02
                                                                     Representative: $0.03/(15)/
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM CARE SERVICES/SM/         Monthly                          Charge per $1,000 of the amount for which we are at
RIDER/(3)(11)/                                                       risk:/(20)/
                                                                     With the optional Nonforfeiture Benefit:
                                                                        Highest: $2.94
                                                                        Lowest: $0.25
                                                                        Representative: $0.53/(21)/
                                                                     Without the optional Nonforfeiture Benefit:
                                                                        Highest: $2.67
                                                                        Lowest: $0.22
                                                                        Representative: $0.49/(21)/
---------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL       Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
INSURANCE/(3)/                      effect)
                                                                     Highest: $0.17
                                                                     Lowest: $0.04
                                                                     Representative: $0.16/(21)/
---------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RIDER                     Monthly (while the rider is in   Charge per $1,000 of the initial base policy face
                                    effect)                          amount:
                                                                     $0.04
---------------------------------------------------------------------------------------------------------------------------
ADDING LIVING BENEFITS RIDER        At the time of the transaction   $100 (if elected after policy issue)
---------------------------------------------------------------------------------------------------------------------------
EXERCISING LIVING BENEFITS RIDER    At the time of the transaction   $250
---------------------------------------------------------------------------------------------------------------------------

-------------
+  There is no additional charge for the Charitable Legacy Rider.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).
(2)Currently, we reduce this charge to 4% after an amount equal to two sales load "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, and death benefit option, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Liquidity Rider, a portion of the premium charge will be refunded upon surrender within the first two policy years (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(3)This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."
(4)If your policy includes the Liquidity Rider, the surrender charges are waived for a full surrender (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(5)The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.
(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(8)Unless you specify otherwise, this charge will be deducted from the amount you request.
(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(11)Not applicable after the insured person reaches age 121. If your policy includes the Liquidity Rider, a portion of the Administrative charge will be refunded upon surrender within the first six policy years (see "Liquidity Rider" in "More information about policy features and benefits" later in this prospectus).
(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.
(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(16)For more information about the MSO, please refer to the supplement accompanying this prospectus and the separate MSO prospectus.
(17)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 2.5% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.
(18)Amount charged equals the total sum of Disability Waiver of Premium or Monthly Deductions rider charges corresponding to the base policy, any Children's Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(19)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(20)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.
(21)This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-----------------------------------------------------------------------------------------------------------
            PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/              0.59%  1.94%
-----------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2019 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

  ---------------------------------------------------------------------------
   PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
   NET ASSETS
  ---------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses after the effect   Lowest Highest
  of Expense Limitation Arrangements/(/*/)/                    0.59%  1.50%
  ---------------------------------------------------------------------------


   (*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, longevity, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

IncentiveLife Optimizer(R) III is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an IncentiveLife Optimizer(R) III policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid exchange under Section 1035 of the Internal Revenue Code (the "Code"). If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the IncentiveLife Optimizer(R) III policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the IncentiveLife Optimizer(R) III policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to keep the no-lapse guarantee in effect, the no-lapse guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to keep the no-lapse guarantee in effect), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN THE NO-LAPSE GUARANTEE THAT CAN KEEP
YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO-LAPSE GUARANTEE RIDER. You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums, and as long as any outstanding policy loans and accrued loan interest do not exceed your policy account value. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. This guarantee against termination is our No-Lapse Guarantee rider. The length of your policy's guarantee period will range from 5 to 15 years depending on the insured's age when we issue the policy. Under the No-Lapse Guarantee rider, subject to the conditions below your policy is guaranteed not to lapse during a no-lapse guarantee period of 15 years for issue ages 0-70, the number of years until attained age 85 for issue ages 71-79, and 5 years for issue ages 80 and over.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this rider.

--------------------------------------------------------------------------------
THE NO-LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
--------------------------------------------------------------------------------

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER

In states where approved and subject to our eligibility requirements, the Long-Term Care Services/SM/ Rider may be added to your policy at issue. This rider provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER. Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You provide such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY America. The policy is not an investment advisory account, and MONY America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (1.5% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 1.5% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

MARKET STABILIZER OPTION(R). The MSO rider, if available under your policy, provides you with the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index. The S&P 500 Price Return Index includes 500 companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index. Please see the separate supplement accompanying this prospectus and the Market Stabilizer Option(R) prospectus for more information.

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an IncentiveLife Optimizer(R) III policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS you have elected the Liquidity Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. If you are exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Waiver of Premium or Monthly Deductions maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

--------------------------------------------------------------------------------
IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                     -or-

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
--------------------------------------------------------------------------------

----------------------------------------------
 AGE:*   40 AND UNDER  45   50   55   60   65
----------------------------------------------
 %:         250%      215% 185% 150% 130% 120%
----------------------------------------------
 AGE:     70   75-90   91   92   93  94- OVER
----------------------------------------------
 %:      115%  105%   104% 103% 102%   101%
----------------------------------------------
*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIFTH YEAR OF THE POLICY OR FROM OPTION A ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured's 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120 or (b) if your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please refer to "Tax information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) your policy is on loan extension; or (iii) if your policy is in a grace period. Also, we will not approve a face amount increase if
(i) the insured person has reached the maximum issue age for a face amount increase as described in their policy; (ii) while the Liquidity Rider is in effect; or (iii) while the Long-Term Care Services/SM /Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits:
Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if your policy is on loan extension or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. You may have to pay surrender charges if you surrender your policy. See "Surrendering your policy for its net cash surrender value" later in this prospectus.

Policy loans, partial withdrawals and policy surrender may have tax consequences. See "Tax information" later in this prospectus for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no-lapse guarantee or loan extension feature, you may have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any Loan Extension Endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   There may be adverse tax consequences associated with taking a policy loan or making a partial withdrawal from your policy.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

..   The guarantees we make to you under this policy are supported by MONY
    America's general account and are subject to MONY America's claims paying ability. You should look solely to the financial strength of MONY America for its claims-paying ability.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVELIFE OPTIMIZER(R) III VARIABLE LIFE INSURANCE POLICY IS
AVAILABLE

IncentiveLife Optimizer(R) III is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. IncentiveLife Optimizer(R) III is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Boulevard, Jersey City, NJ 07310.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
 BY E-MAIL:

  life-service@axa.us.com
 BY FAX:

  1-855-268-6378
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s);

(5)designation of new beneficiary(ies); and

(6)authorization for transfers by your financial professional.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, title (if applicable), the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT K

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account K. We established MONY America Variable Account K under Arizona Insurance Law in 2013. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account K and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

example, we may withdraw amounts from MONY America Variable Account K that represent our investments in MONY America Variable Account K or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account K reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account K is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account K. Although MONY America Variable Account K is registered, the SEC does not monitor the activity of MONY America Variable Account K on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account K available under IncentiveLife Optimizer(R) III invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account K immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account K (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account K in the same proportion as the instructions we receive from holders of IncentiveLife Optimizer(R) III and other policies that MONY America Variable Account K supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the policy are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

MONY America, the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for providing certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. MONY America or its affiliates may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America and/or its affiliates may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.


The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                          INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                            SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE  Seeks a high level of total return.  .   AXA Equitable Funds Management
  SECURITIES                                                  Group, LLC
                                                          .   Palisade Capital Management, L.L.C.
--------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to achieve total return from   .   DoubleLine Capital LP
  DYNAMIC ALLOCATION long-term capital appreciation and
                     income.
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISEROR SUB-ADVISER(S), AS  VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  APPLICABLE)                              MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE   Seeks to maximize current income and       .   DoubleLine Capital LP
  OPPORTUNISTIC BOND total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY       Seeks a combination of growth and          .   Barrow, Hanley, Mewhinney & Strauss
  INCOME             income to achieve an above-average and         LLC
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO        Seeks to achieve capital appreciation.     .   GAMCO Asset Management, Inc.
  MERGERS &
  ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL  Seeks to maximize capital appreciation.    .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA    Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY             appreciation.
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY     Seeks to track the investment results of   .   BlackRock Investment Management, LLC
  RESPONSIBLE        the MSCI KLD 400 Social Index.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.                                   .   AXA Equitable Funds Management
                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and   .   AXA Equitable Funds Management       (check mark)
  STRATEGY           current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital         .   ClearBridge Investments, LLC
  LARGE CAP GROWTH   growth.
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of         .   AXA Equitable Funds Management       (check mark)
  GROWTH STRATEGY    capital, with a greater emphasis on            Group, LLC
                     current income.
----------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.      .   AXA Equitable Funds Management       (check mark)
  STRATEGY                                                          Group, LLC
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and   .   AXA Equitable Funds Management       (check mark)
                     current income, with a greater emphasis        Group, LLC
                     on capital appreciation.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.           .   Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   HS Management Partners, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   Polen Capital Management, LLC
                                                                .   T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     .   Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                  INVESTMENT ADVISER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk            Group, LLC
                     adjusted returns and managing volatility     .   BlackRock Investment Management, LLC
                     in the Portfolio.                            .   Diamond Hill Capital Management,
                                                                      Inc.
                                                                  .   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH  Seeks long-term capital appreciation and     .   AXA Equitable Funds Management       (check mark)
  STRATEGY           current income, with a greater emphasis          Group, LLC
                     on current income.
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and    .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of         .   Capital Guardian Trust Company
  RESEARCH           capital.
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Bloomberg Barclays U.S.
                     Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends,
                     at a risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government/Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   Wells Fargo Asset Management
                                                                      (International) LLC
                                                                  .   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
  GOVERNMENT BOND    expenses that approximates the total return
                     performance of the Bloomberg Barclays
                     U.S. Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Bloomberg Barclays U.S. Intermediate
                     Government Bond Index.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                      INVESTMENT ADVISEROR SUB-ADVISER(S), AS  VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        APPLICABLE)                              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT ADVISEROR SUB-ADVISER(S), AS  VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   APPLICABLE)                              MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------


 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Sub-Adviser: Invesco
                                                                                   Asset Management Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT ADVISER
 -- CLASS II                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                             APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER
 PORTFOLIO NAME --                                                             (OR SUB-ADVISER(S), AS
 CLASS 4 SHARES       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term  .   Capital Research and
  CAPITALIZATION      growth of capital.                                           Management Company
  FUND/SM/
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital     .   Capital Research and
                      appreciation.                                                Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT ADVISER
 SERVICE CLASS 2                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP ENERGY       To seek to provide capital growth and appreciation.       .   Ivy Investment Management
                                                                                   Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP MID CAP      To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SCIENCE AND  To seek to provide growth of capital.                     .   Ivy Investment Management
  TECHNOLOGY                                                                       Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT ADVISER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT ADVISER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT ADVISER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT ADVISER
 EQUITY SERIES, INC.                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


---------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
 VANECK VIP TRUST --                                                             (OR SUB-ADVISER(S), AS
 INITIAL SHARES       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your "policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than amounts included in (iii)) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. The account value of any policy amounts transferred to the Market Stabilizer Option(R) ("MSO") is also included in your policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

(Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.")

Your "net policy account value" is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option and (iii) any interest credited on loaned amounts, MINUS any interest accrued on outstanding loans and MINUS any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. The account value of any policy amounts transferred to the Market Stabilizer Option(R) is also included in your net policy account value, and is calculated as described in the separate Market Stabilizer Option(R) prospectus.

Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and MSO, if applicable, and deducted monthly from your policy account based on your deduction allocations. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider," later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 1.5% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION. HOWEVER, CERTAIN RESTRICTIONS MAY APPLY.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 1.5% (annual rate). In this instance, the maximum amount that may be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of: (a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit becomes effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.

See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unresticted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM /Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 2.5% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 2.5% for the first ten policy years and 1.5% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 1.5% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

If your policy's no-lapse guarantee is in effect and is important to you, you should ensure that the amount of any outstanding policy loans and accrued loan interest does not exceed your policy account value. The no-lapse guarantee will terminate if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received

                             ACCESSING YOUR MONEY
during the 61-day grace period. See "Policy 'lapse' and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected death benefit option A;

..   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the policy is not on loan extension and you are not receiving

                             ACCESSING YOUR MONEY
monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. We will not deduct a charge for making a partial withdrawal.

--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long-Term Care ServicesSM Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
--------------------------------------------------------------------------------

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                             ACCESSING YOUR MONEY

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An IncentiveLife Optimizer(R) III policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and
(b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:


..   the death benefit received by the beneficiary under your policy will not be subject to federal income tax; and


..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.

                                TAX INFORMATION

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. So, for example, if a policy has been collaterally assigned as security for a loan and the policy subsequently becomes a MEC there could be a taxable deemed distribution even though the policy owner has not received any payment from us.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a death benefit option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

                                TAX INFORMATION

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see the "State policy availability and/or variations of certain features and benefits" Appendix later in this prospectus for more information on state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see the "State policy availability and/or variations of certain features and benefits" Appendix later in this prospectus for more information on state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee directly to their provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance with the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that the entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.



USES OF POLICY WHICH MAY BE SCRUTINIZED. The IRS may view certain uses of life insurance policies as a tax shelter or as an abusive transaction. Please consult your tax advisor for the most up-to-date

                                TAX INFORMATION
information as to IRS "Recognized Abusive and Listed Transactions" and how they may affect your policy.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $10 million (this statutory amount is to be indexed for inflation after 2010). A portability rule generally permits a surviving spouse to elect to carry over the unused portion of the deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($15,000 for 2018, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, are generally allowed an aggregate generation-skipping tax exemption of the same amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business- and employer-owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is being or was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of the following guidance. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly-traded or publicly-reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital

                                TAX INFORMATION
gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to life insurance policies, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to life insurance policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report policy values and other information for certain policyholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S.-source income. We anticipate requiring owners or beneficiaries in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.




POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a life insurance policy. Legislative proposals could make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance policies. Proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may apply to new policies in future years. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

                                TAX INFORMATION

You may make transfers among Portfolios of MONY America Variable Account K, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account K.

                                TAX INFORMATION

9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. This is our No-Lapse Guarantee rider and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. We offer the No-Lapse Guarantee rider free of charge.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

..   Long-Term Care Services/SM/ Rider -- Described below.

..   Liquidity Rider -- Described below.

..   Charitable Legacy Rider -- Described below.

..   Disability Deduction Waiver Rider -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   Disability Waiver of Premium or Monthly Deductions Rider -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   Children's Term Insurance Rider -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

..   Option To Purchase Additional Insurance Rider -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies inforce and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy. See "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   Living Benefits Rider (See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money.")

..   Loan Extension Endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

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              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

LIQUIDITY RIDER

In states where approved, an optional rider may be elected at issue that waives the surrender charge in full if the policy is surrendered for its Net Cash Surrender Value in the first ten policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members.

The rider works by refunding all or a portion of the premium and, administrative charges, and waiving all of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

----------------------------------------------------------
                               PERCENT OF
               PERCENT OF    ADMINISTRATIVE   PERCENT OF
SURRENDER IN     PREMIUM         CHARGE       SURRENDER
POLICY YEAR  CHARGE REFUNDED    REFUNDED    CHARGES WAIVED
----------------------------------------------------------
     1            100%            100%           100%
----------------------------------------------------------
     2             50%            100%           100%
----------------------------------------------------------
     3              0%            100%           100%
----------------------------------------------------------
     4              0%             80%           100%
----------------------------------------------------------
     5              0%             60%           100%
----------------------------------------------------------
     6              0%             40%           100%
----------------------------------------------------------
     7              0%              0%           100%
----------------------------------------------------------
     8              0%              0%           100%
----------------------------------------------------------
     9              0%              0%           100%
----------------------------------------------------------
     10             0%              0%           100%
----------------------------------------------------------
11 and later        0%              0%             0%
----------------------------------------------------------

The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first ten policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first two policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease. There is no refund of the administrative charges if during the first six policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does this refund apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium and administrative charge refunds that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 6 policy years in order for the policy to satisfy the definition of a "life insurance contract" under
Section 7702 of the Code.

.. RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the tenth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider; 4) The date the policyowner exercises the Substitution of Insured Option; or 5) if you begin receiving payments under the Long-Term Care Services/SM /Rider.

LONG-TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.
-------------
(1)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

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              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any period of coverage (see below), the maximum Total Benefit is determined as of the first day of that period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable, AXA Equitable Life and Annuity Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

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During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension endorsement will no longer be applicable at any time once benefits are paid under this rider .

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

..   RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

6. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

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7. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

..   EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/
Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

   (a)One month's maximum monthly benefit and

   (b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy; or

(3)Your policy terminates without value at the end of a grace period.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an organization exempt from federal taxation under Section 501(c) of the Code and listed in Section 170(c) of the Code as an authorized recipient of charitable contributions. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. If eligible, this credit is added to your policy account value each month on your monthly anniversary date. The dollar amount of the credit is a percentage of your unloaned policy account value, which is your policy account value less any value we are holding as collateral for any policy loans, as of your monthly anniversary date.

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The credit begins in the policy's 9th year and consists of two components. The first component applies to all policies and is guaranteed. It is calculated as an annual rate of 0.25% multiplied by your unloaned policy account value.

The second component is not guaranteed. It is calculated as an annual percentage of your unloaned policy account value that varies depending on (i) the issue age of the insured, (ii) the death benefit option elected at issue,
(iii) the policy duration and (iv) the cumulative amount of premiums you have paid to date (less any withdrawals).

To qualify for the second component of the customer loyalty credit, the cumulative amount of premiums you have paid through the end of the first 7 policy years (less any withdrawals) must be at least be equal to the equivalent amount of "target premiums" (explained below), as shown in the following chart:

-----------------------------------------------------------
ISSUE  DEATH BENEFIT OPTION A     DEATH BENEFIT OPTION B
AGE   NUMBER OF TARGET PREMIUMS  NUMBER OF TARGET PREMIUMS
-----------------------------------------------------------
 0-17            11                         11
-----------------------------------------------------------
18-58            13                         12
-----------------------------------------------------------
 59+             11                         11
-----------------------------------------------------------

If you qualify for the second component of the customer loyalty credit, the applicable annual percentage rate that we will use to determine the total amount of your credit (the sum of the two components) is shown below:

--------------------------------------------------------------------------------------------------------
                      ISSUE                             POLICY         CREDIT        CREDIT      TOTAL
                       AGE                             DURATION      PERCENTAGE    PERCENTAGE
                                                                     (GUARANTEED (NON-GUARANTEED
                                                                     COMPONENT)    COMPONENT)
--------------------------------------------------------------------------------------------------------
                      0-29                         Policy years 9-27    0.25%         0.00%      0.25%
                                                   Policy years 28 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      30-39                        Policy years 9-18    0.25%         0.00%      0.25%
                                                   Policy years 19 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      40-49                        Policy years 9-14    0.25%         0.05%      0.30%
                                                   Policy years 15 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      50-59                        Policy years 9-10    0.25%         0.05%      0.30%
                                                   Policy years 11 +    0.25%         0.30%      0.55%
--------------------------------------------------------------------------------------------------------
                      60 +                         Policy years 9 +     0.25%         0.05%      0.30%
--------------------------------------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the death benefit option at issue and the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

Because IncentiveLife Optimizer(R) III is being first offered in 2015, no customer loyalty credit has yet been made to an IncentiveLife Optimizer(R) III policy.

VARIATIONS AMONG INCENTIVELIFE OPTIMIZER(R) III POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of IncentiveLife Optimizer(R) III where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with IncentiveLife Optimizer(R) III. We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy or see Appendix III later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "MONY America Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY America Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY America Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the MONY America Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of MONY America, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

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In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two sales load "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specified characteristics death benefit option, as well as the policy's face amount, among other factors. In addition, if your policy includes the Liquidity Rider, a portion of the deductions from premiums will be refunded upon surrender within the first two policy years (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $9.45 and $46.17 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Liquidity Rider, the surrender charges are waived in full if you surrender your policy in full (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.06 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age
121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

If your policy includes the Liquidity Rider, a portion of the administrative charge will be refunded upon surrender within the first six policy years (see "Liquidity Rider" in "More information about policy features and benefits" earlier in this prospectus).

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person's attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. Subject to any necessary regulatory approvals, we have the ability to raise these rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Optimizer(R) III policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral IncentiveLife Optimizer(R) III policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

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Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option to Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.60% of the value in your policy's variable investment options and the Market Stabilizer Option(R), if applicable, during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1 - 10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% (on a guaranteed basis) of the actual amounts of all the other monthly charges (including charges for other riders you elected) deducted from your policy account value, and depends on the individual insurance risk characteristics of the insured person. The current monthly charges for this rider may be lower than the maximum monthly charges.

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.. DISABILITY WAIVER OF PREMIUM OR MONTHLY DEDUCTIONS. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reaches age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider and while it is in effect, we deduct between $0.04 and $0.17 per $1,000 of the face amount of the additional insurance available for purchase from your policy account value each month until the insured under the base policy reaches age 40.

.. CHARITABLE LEGACY RIDER. There is no additional charge if you choose this rider.

.. LIQUIDITY RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the tenth policy year or termination of the policy or termination of the rider. In addition, we currently reduce this charge to $0.01 per $1000 of the initial base policy face amount for the first 2 policy years. The charge for this rider does not vary depending upon the specifics of your policy. You must notify us in writing if you wish to cancel this rider.

.. ADDING THE LIVING BENEFITS RIDER. If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

THIRD PARTY AGREEMENTS. If we have entered into a prior written agreement that authorizes your financial professional to submit transfer requests and/or changes to allocation instructions on your behalf, any such transfer request or change to allocation instructions will be considered received by us on the business day it arrives from your financial professional in complete and proper form at our Administrative Office, or via the appropriate telephone or fax number if the item is of the type we accept by those means. We may terminate any such agreement at any time without prior notice.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   policy cancellation

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

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POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of
    (a) the date you signed part I, section D of the policy application or
    (b) the date a medical or paramedical professional signed part II of the policy application.

..   In general, if we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In limited circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

..   For Section 1035 exchanges:

     . If you submit the full initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a), the date you signed part I, section D of the policy application, or (b) the date a medical professional signed part II of the policy application.

     . If we do not receive your full initial premium payment at our Administrative Office before the issue date, or we issue the policy on a different (less favorable) basis than you applied for, the register date will be:

          . For Internal 1035 exchanges -- your original policy will be surrendered as of the date the new policy is approved by the underwriter, and the register date of the new policy will be the same date.

          . For External 1035 exchanges -- the date we receive the 1035 exchange check from the external carrier, provided it meets the minimum initial premium requirement, otherwise the register date will be the date we deliver the policy to you provided we received your full minimum initial premium.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in

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connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Your policy has the Substitution of Insured Person Rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your taxpayer identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, other documentation we require, and provide a representation that your policy is not being exchanged for another life or annuity contract.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of IncentiveLife Optimizer(R) III in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for IncentiveLife Optimizer(R) III policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific IncentiveLife Optimizer(R) III policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service and asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, MONY America will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. MONY America will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. MONY America will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. MONY America may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. MONY America may terminate any such authorization at any time without prior notice.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commisioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either
(2), (3) or (4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of

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market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which MONY America has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.

If you wish to enroll through axa.com or us.axa.com for those outside the U.S. or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

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We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account K operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to IncentiveLife Optimizer(R) III from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account K under the Investment Company Act of 1940;

..   operate MONY America Variable Account K under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect MONY America Variable Account K;

..   operate MONY America Variable Account K, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account K an advisory fee. We may make any legal investments we wish for MONY America Variable Account K. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you

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written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
K. The offering of the policies is intended to be continuous.


AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").


MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation") in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Depending on the compensation schedule selected by your AXA Advisors financial professional and/or the Selling broker-dealer from the three options specified below, the premium- and asset-based compensation will generally not exceed:

(1)99% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter; plus asset-based compensation of up to 0.10% in policy years eleven and later.

(2)58.7% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 15% of premiums you pay up to one target premium in policy years two through five, plus 7% of all other premiums you pay in policy years two through five; plus 13% of premiums you pay up to one target premium in policy years six through seven, plus 5% of all other premiums you pay in policy years six through seven; plus 2% of all premiums you pay in policy years eight through ten, and 1.5% thereafter; plus asset-based compensation of up to 0.30% in policy years eight and later.

(3)36.7% of the premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 8% of premiums you pay up to one target premium in policy years two through five, plus 7% of all other premiums you pay in policy years two through five; plus 6% of premiums you pay up to one target premium in policy years six through seven, plus 5% of all other premiums you pay in policy years six through seven; plus 2% of all premiums you pay in policy years eight through ten, and 1.5% thereafter; plus asset-based compensation of up to 0.30% in policy years eight and later.

Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA

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Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both MONY America policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.


AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together, "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. AXA Distributors pays a portion of the compensation it receives to the Selling broker-dealer making the sale. Depending on the compensation schedule selected by the Selling broker-dealer from the three options specified below, premium and asset-based compensation will generally not exceed:

(1)135% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten; plus asset-based compensation of up to 0.10% in policy years 11 and later.

(2)80% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 12% of all other premiums you pay up to one target premium in policy years two through seven, plus 4% of all other premiums you pay in policy years two through seven; plus asset-based compensation of up to 0.30% in policy years eight and later.

(3)50% of the premiums you pay up to one target premium in your policy's first two years, plus 7% of all other premiums you pay in your policy's first year; plus 5% of all other premiums you pay up to one target premium in policy years two through seven, plus 4% of all other premiums you pay in policy years two through seven; plus asset-based compensation of up to 0.30% in policy years eight and later.

The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers,

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain MONY America policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. MONY America and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account K, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account K, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of MONY America Variable Account K and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account K, as well as the consolidated financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

   FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT K AND MONY AMERICA

14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2017. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option that assumes a portion of net premiums allocated to the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, policy account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment options. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.07)%, 4.87% and 10.81%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reduction in the policy's 9th year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.52%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,390*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------------

                               DEATH BENEFIT                   ACCOUNT VALUE             NET CASH SURRENDER VALUE
                               -------------                   -------------             ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
---------------------------------------------------------------------------------------------------------------------
   1     $    6,710   $600,000 $  600,000 $   600,000 $  4,755 $    5,073 $     5,391 $      0 $        0 $         0
---------------------------------------------------------------------------------------------------------------------
   2     $   13,754   $600,000 $  600,000 $   600,000 $  9,475 $   10,406 $    11,376 $      0 $        0 $       804
---------------------------------------------------------------------------------------------------------------------
   3     $   21,152   $600,000 $  600,000 $   600,000 $ 14,231 $   16,088 $    18,098 $  4,331 $    6,188 $     8,198
---------------------------------------------------------------------------------------------------------------------
   4     $   28,919   $600,000 $  600,000 $   600,000 $ 18,899 $   22,002 $    25,494 $  9,767 $   12,870 $    16,362
---------------------------------------------------------------------------------------------------------------------
   5     $   37,074   $600,000 $  600,000 $   600,000 $ 23,474 $   28,152 $    33,625 $ 15,158 $   19,835 $    25,309
---------------------------------------------------------------------------------------------------------------------
   6     $   45,637   $600,000 $  600,000 $   600,000 $ 27,952 $   34,542 $    42,561 $ 20,710 $   27,299 $    35,319
---------------------------------------------------------------------------------------------------------------------
   7     $   54,629   $600,000 $  600,000 $   600,000 $ 32,341 $   41,189 $    52,391 $ 26,167 $   35,015 $    46,217
---------------------------------------------------------------------------------------------------------------------
   8     $   64,070   $600,000 $  600,000 $   600,000 $ 36,637 $   48,098 $    63,201 $ 31,531 $   42,992 $    58,095
---------------------------------------------------------------------------------------------------------------------
   9     $   73,983   $600,000 $  600,000 $   600,000 $ 41,195 $   55,760 $    75,739 $ 37,491 $   52,055 $    72,034
---------------------------------------------------------------------------------------------------------------------
  10     $   84,391   $600,000 $  600,000 $   600,000 $ 45,696 $   63,797 $    89,652 $ 45,696 $   63,797 $    89,652
---------------------------------------------------------------------------------------------------------------------
  15     $  144,781   $600,000 $  600,000 $   600,000 $ 71,144 $  114,763 $   191,058 $ 71,144 $  114,763 $   191,058
---------------------------------------------------------------------------------------------------------------------
  20     $  221,856   $600,000 $  600,000 $   600,000 $ 94,751 $  179,556 $   362,491 $ 94,751 $  179,556 $   362,491
---------------------------------------------------------------------------------------------------------------------
  25     $  320,225   $600,000 $  600,000 $   873,599 $114,790 $  260,894 $   651,939 $114,790 $  260,894 $   651,939
---------------------------------------------------------------------------------------------------------------------
  30     $  445,771   $600,000 $  600,000 $ 1,388,055 $128,396 $  362,480 $ 1,137,750 $128,396 $  362,480 $ 1,137,750
---------------------------------------------------------------------------------------------------------------------
  35     $  606,004   $600,000 $  600,000 $ 2,264,977 $134,285 $  492,868 $ 1,952,566 $134,285 $  492,868 $ 1,952,566
---------------------------------------------------------------------------------------------------------------------
  40     $  810,506   $600,000 $  709,876 $ 3,554,759 $128,770 $  663,436 $ 3,322,205 $128,770 $  663,436 $ 3,322,205
---------------------------------------------------------------------------------------------------------------------
  45     $1,071,508   $600,000 $  926,523 $ 5,912,933 $101,833 $  882,403 $ 5,631,365 $101,833 $  882,403 $ 5,631,365
---------------------------------------------------------------------------------------------------------------------
  50     $1,404,620   $600,000 $1,215,465 $ 9,953,199 $ 29,939 $1,157,585 $ 9,479,237 $ 29,939 $1,157,585 $ 9,479,237
---------------------------------------------------------------------------------------------------------------------
  55     $1,829,765         ** $1,573,353 $16,620,611       ** $1,498,432 $15,829,154       ** $1,498,432 $15,829,154
---------------------------------------------------------------------------------------------------------------------
  60     $2,372,370         ** $1,952,488 $26,720,117       ** $1,933,157 $26,455,562       ** $1,933,157 $26,455,562
---------------------------------------------------------------------------------------------------------------------
  65     $3,064,886         ** $2,525,358 $44,927,739       ** $2,500,354 $44,482,910       ** $2,500,354 $44,482,910
---------------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,390*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    6,710   $600,000 $600,000 $   600,000 $ 4,281  $  4,583 $     4,886 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   13,754   $600,000 $600,000 $   600,000 $ 8,503  $  9,371 $    10,277 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   3     $   21,152   $600,000 $600,000 $   600,000 $12,613  $ 14,319 $    16,168 $ 2,714  $  4,419 $     6,268
---------------------------------------------------------------------------------------------------------------
   4     $   28,919   $600,000 $600,000 $   600,000 $16,593  $ 19,408 $    22,584 $ 7,461  $ 10,276 $    13,452
---------------------------------------------------------------------------------------------------------------
   5     $   37,074   $600,000 $600,000 $   600,000 $20,450  $ 24,653 $    29,584 $12,134  $ 16,337 $    21,268
---------------------------------------------------------------------------------------------------------------
   6     $   45,637   $600,000 $600,000 $   600,000 $24,181  $ 30,053 $    37,220 $16,939  $ 22,811 $    29,978
---------------------------------------------------------------------------------------------------------------
   7     $   54,629   $600,000 $600,000 $   600,000 $27,773  $ 35,598 $    45,540 $21,600  $ 29,424 $    39,366
---------------------------------------------------------------------------------------------------------------
   8     $   64,070   $600,000 $600,000 $   600,000 $31,213  $ 41,280 $    54,595 $26,107  $ 36,174 $    49,489
---------------------------------------------------------------------------------------------------------------
   9     $   73,983   $600,000 $600,000 $   600,000 $34,582  $ 47,213 $    64,614 $30,878  $ 43,509 $    60,910
---------------------------------------------------------------------------------------------------------------
  10     $   84,391   $600,000 $600,000 $   600,000 $37,785  $ 53,289 $    75,543 $37,785  $ 53,289 $    75,543
---------------------------------------------------------------------------------------------------------------
  15     $  144,781   $600,000 $600,000 $   600,000 $52,511  $ 88,027 $   151,077 $52,511  $ 88,027 $   151,077
---------------------------------------------------------------------------------------------------------------
  20     $  221,856   $600,000 $600,000 $   600,000 $63,108  $128,651 $   274,253 $63,108  $128,651 $   274,253
---------------------------------------------------------------------------------------------------------------
  25     $  320,225   $600,000 $600,000 $   639,615 $65,957  $173,566 $   477,324 $65,957  $173,566 $   477,324
---------------------------------------------------------------------------------------------------------------
  30     $  445,771   $600,000 $600,000 $   989,315 $56,785  $221,611 $   810,914 $56,785  $221,611 $   810,914
---------------------------------------------------------------------------------------------------------------
  35     $  606,004   $600,000 $600,000 $ 1,566,395 $27,080  $270,150 $ 1,350,340 $27,080  $270,150 $ 1,350,340
---------------------------------------------------------------------------------------------------------------
  40     $  810,506         ** $600,000 $ 2,383,168      **  $316,837 $ 2,227,260      **  $316,837 $ 2,227,260
---------------------------------------------------------------------------------------------------------------
  45     $1,071,508         ** $600,000 $ 3,846,285      **  $352,609 $ 3,663,129      **  $352,609 $ 3,663,129
---------------------------------------------------------------------------------------------------------------
  50     $1,404,620         ** $600,000 $ 6,243,704      **  $353,432 $ 5,946,384      **  $353,432 $ 5,946,384
---------------------------------------------------------------------------------------------------------------
  55     $1,829,765         ** $600,000 $ 9,956,031      **  $230,477 $ 9,481,935      **  $230,477 $ 9,481,935
---------------------------------------------------------------------------------------------------------------
  60     $2,372,370         **       ** $15,303,824      **        ** $15,152,301      **        ** $15,152,301
---------------------------------------------------------------------------------------------------------------
  65     $3,064,886         **       ** $24,840,138      **        ** $24,594,196      **        ** $24,594,196
---------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


-----------------------------------------------------------------------------------------------------------------

                               DEATH BENEFIT                  ACCOUNT VALUE           NET CASH SURRENDER VALUE
                               -------------                  -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:   ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
-----------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
-----------------------------------------------------------------------------------------------------------------
   1     $    7,203   $605,188 $  605,531 $   605,876 $  5,188 $  5,531 $     5,876 $      0 $      0 $         0
-----------------------------------------------------------------------------------------------------------------
   2     $   14,766   $610,331 $  611,341 $   612,392 $ 10,331 $ 11,341 $    12,392 $      0 $    769 $     1,820
-----------------------------------------------------------------------------------------------------------------
   3     $   22,707   $615,512 $  617,527 $   619,708 $ 15,512 $ 17,527 $    19,708 $  5,612 $  7,627 $     9,808
-----------------------------------------------------------------------------------------------------------------
   4     $   31,046   $620,595 $  623,963 $   627,754 $ 20,595 $ 23,963 $    27,754 $ 11,463 $ 14,831 $    18,622
-----------------------------------------------------------------------------------------------------------------
   5     $   39,801   $625,575 $  630,654 $   636,597 $ 25,575 $ 30,654 $    36,597 $ 17,259 $ 22,338 $    28,281
-----------------------------------------------------------------------------------------------------------------
   6     $   48,994   $630,449 $  637,605 $   646,311 $ 30,449 $ 37,605 $    46,311 $ 23,207 $ 30,363 $    39,069
-----------------------------------------------------------------------------------------------------------------
   7     $   58,647   $635,224 $  644,832 $   656,993 $ 35,224 $ 44,832 $    56,993 $ 29,050 $ 38,658 $    50,819
-----------------------------------------------------------------------------------------------------------------
   8     $   68,782   $639,896 $  652,341 $   668,734 $ 39,896 $ 52,341 $    68,734 $ 34,790 $ 47,235 $    63,628
-----------------------------------------------------------------------------------------------------------------
   9     $   79,424   $644,851 $  660,662 $   682,342 $ 44,851 $ 60,662 $    82,342 $ 41,146 $ 56,958 $    78,638
-----------------------------------------------------------------------------------------------------------------
  10     $   90,599   $649,741 $  669,386 $   697,434 $ 49,741 $ 69,386 $    97,434 $ 49,741 $ 69,386 $    97,434
-----------------------------------------------------------------------------------------------------------------
  15     $  155,430   $676,989 $  724,168 $   806,658 $ 76,989 $124,168 $   206,658 $ 76,989 $124,168 $   206,658
-----------------------------------------------------------------------------------------------------------------
  20     $  238,174   $702,077 $  793,307 $   990,026 $102,077 $193,307 $   390,026 $102,077 $193,307 $   390,026
-----------------------------------------------------------------------------------------------------------------
  25     $  343,778   $722,798 $  878,322 $ 1,295,960 $122,798 $278,322 $   695,960 $122,798 $278,322 $   695,960
-----------------------------------------------------------------------------------------------------------------
  30     $  478,559   $735,334 $  979,045 $ 1,803,768 $135,334 $379,045 $ 1,203,768 $135,334 $379,045 $ 1,203,768
-----------------------------------------------------------------------------------------------------------------
  35     $  650,577   $737,818 $1,097,374 $ 2,650,088 $137,818 $497,374 $ 2,050,088 $137,818 $497,374 $ 2,050,088
-----------------------------------------------------------------------------------------------------------------
  40     $  870,121   $725,746 $1,232,798 $ 4,062,877 $125,746 $632,798 $ 3,462,877 $125,746 $632,798 $ 3,462,877
-----------------------------------------------------------------------------------------------------------------
  45     $1,150,320   $688,368 $1,377,116 $ 6,418,936 $ 88,368 $777,116 $ 5,818,936 $ 88,368 $777,116 $ 5,818,936
-----------------------------------------------------------------------------------------------------------------
  50     $1,507,934   $606,064 $1,509,115 $10,343,459 $  6,064 $909,115 $ 9,743,459 $  6,064 $909,115 $ 9,743,459
-----------------------------------------------------------------------------------------------------------------
  55     $1,964,349         ** $1,594,315 $17,075,515       ** $994,315 $16,262,395       ** $994,315 $16,262,395
-----------------------------------------------------------------------------------------------------------------
  60     $2,546,864         ** $1,589,602 $27,725,052       ** $989,602 $27,125,052       ** $989,602 $27,125,052
-----------------------------------------------------------------------------------------------------------------
  65     $3,290,316         ** $1,432,269 $45,984,573       ** $832,269 $45,384,573       ** $832,269 $45,384,573
-----------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVELIFE OPTIMIZER III
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    7,203   $604,708 $605,036 $   605,364 $ 4,708  $  5,036 $     5,364 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   14,766   $609,343 $610,288 $   611,274 $ 9,343  $ 10,288 $    11,274 $     0  $      0 $       702
---------------------------------------------------------------------------------------------------------------
   3     $   22,707   $613,853 $615,712 $   617,726 $13,853  $ 15,712 $    17,726 $ 3,953  $  5,812 $     7,826
---------------------------------------------------------------------------------------------------------------
   4     $   31,046   $618,217 $621,287 $   624,748 $18,217  $ 21,287 $    24,748 $ 9,085  $ 12,155 $    15,616
---------------------------------------------------------------------------------------------------------------
   5     $   39,801   $622,444 $627,027 $   632,401 $22,444  $ 27,027 $    32,401 $14,128  $ 18,711 $    24,085
---------------------------------------------------------------------------------------------------------------
   6     $   48,994   $626,531 $632,931 $   640,739 $26,531  $ 32,931 $    40,739 $19,289  $ 25,689 $    33,497
---------------------------------------------------------------------------------------------------------------
   7     $   58,647   $630,462 $638,988 $   649,812 $30,462  $ 38,988 $    49,812 $24,289  $ 32,814 $    43,638
---------------------------------------------------------------------------------------------------------------
   8     $   68,782   $634,224 $645,185 $   659,670 $34,224  $ 45,185 $    59,670 $29,118  $ 40,079 $    54,564
---------------------------------------------------------------------------------------------------------------
   9     $   79,424   $637,905 $651,646 $   670,557 $37,905  $ 51,646 $    70,557 $34,201  $ 47,942 $    66,853
---------------------------------------------------------------------------------------------------------------
  10     $   90,599   $641,400 $658,249 $   682,405 $41,400  $ 58,249 $    82,405 $41,400  $ 58,249 $    82,405
---------------------------------------------------------------------------------------------------------------
  15     $  155,430   $657,368 $695,652 $   763,442 $57,368  $ 95,652 $   163,442 $57,368  $ 95,652 $   163,442
---------------------------------------------------------------------------------------------------------------
  20     $  238,174   $668,571 $738,237 $   892,280 $68,571  $138,237 $   292,280 $68,571  $138,237 $   292,280
---------------------------------------------------------------------------------------------------------------
  25     $  343,778   $670,930 $782,242 $ 1,094,139 $70,930  $182,242 $   494,139 $70,930  $182,242 $   494,139
---------------------------------------------------------------------------------------------------------------
  30     $  478,559   $659,958 $822,297 $ 1,409,981 $59,958  $222,297 $   809,981 $59,958  $222,297 $   809,981
---------------------------------------------------------------------------------------------------------------
  35     $  650,577   $627,973 $847,385 $ 1,902,167 $27,973  $247,385 $ 1,302,167 $27,973  $247,385 $ 1,302,167
---------------------------------------------------------------------------------------------------------------
  40     $  870,121         ** $840,681 $ 2,670,653      **  $240,681 $ 2,070,653      **  $240,681 $ 2,070,653
---------------------------------------------------------------------------------------------------------------
  45     $1,150,320         ** $763,532 $ 3,859,837      **  $163,532 $ 3,259,837      **  $163,532 $ 3,259,837
---------------------------------------------------------------------------------------------------------------
  50     $1,507,934         **       ** $ 5,678,496      **        ** $ 5,078,496      **        ** $ 5,078,496
---------------------------------------------------------------------------------------------------------------
  55     $1,964,349         **       ** $ 8,439,522      **        ** $ 7,839,522      **        ** $ 7,839,522
---------------------------------------------------------------------------------------------------------------
  60     $2,546,864         **       ** $12,643,755      **        ** $12,043,755      **        ** $12,043,755
---------------------------------------------------------------------------------------------------------------
  65     $3,290,316         **       ** $19,138,334      **        ** $18,538,334      **        ** $18,538,334
---------------------------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                       120%     120%
          Death Benefit under Option A               $100,000 $102,000

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                     185.7%   185.7%

          Death Benefit under Option A               $100,000 $157,845

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

             APPENDIX II: CALCULATING THE ALTERNATE DEATH BENEFIT

Appendix III: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

CALIFORNIA  Long Term Care Services/SM/ Rider In California, we refer to this rider as the "Comprehensive
                                              Long-Term Care Rider" (Rider
                                              Form No. R12-10CA).

            See "Long Term Care Services/SM/  The following sentence replaces
            Rider" under "Other benefits you  the first sentence of the fourth
            can add by rider" in "More        paragraph of this section in its
            information about policy          entirety:
            features and benefits"

                                              "Benefits are payable once we
                                              receive: 1) a written
                                              certification from a U.S.
                                              licensed health care
                                              practitioner that the insured
                                              person is a chronically ill
                                              individual; 2) a plan of care
                                              prescribed by a licensed health
                                              care practitioner or a
                                              multidisciplinary team under
                                              medical direction which
                                              describes the insured person's
                                              needs and specifies the type and
                                              frequency of qualified long-term
                                              care services required by the
                                              insured person; 3) proof that
                                              the "elimination period," as
                                              discussed below, has been
                                              satisfied; and 4) written notice
                                              of claim and proof of loss in a
                                              form satisfactory to us.

                                              NONFORFEITURE BENEFIT
                                              The first two paragraphs of the
                                              "Nonforfeiture Benefit"
                                              subsection are replaced in their
                                              entirety with the following:

                                              For a higher monthly charge, you
                                              can elect the Comprehensive
                                              Long-Term Care Rider with the
                                              Nonforfeiture Benefit. The
                                              Nonforfeiture Benefit may
                                              continue coverage under the
                                              rider in a reduced benefit
                                              amount in situations where (a)
                                              the Comprehensive Long-Term Care
                                              Rider would otherwise terminate;
                                              (b) you have not already
                                              received benefits (including any
                                              loan repayments) that equal or
                                              exceed the total charges
                                              deducted for the rider; and (c)
                                              your policy and Comprehensive
                                              Long-Term Care Rider were
                                              inforce for at least four policy
                                              years.

                                              While the Nonforfeiture Benefit
                                              is in effect, all of the
                                              provisions of the Comprehensive
                                              Long-Term Care Rider remain
                                              applicable to you. The maximum
                                              total Nonforfeiture Benefit will
                                              be the greater of:

                                              (a) Three month's maximum
                                              monthly benefit and
                                              (b) The sum of all charges
                                              deducted for the Comprehensive
                                              Long-Term Care Rider (with the
                                              Nonforfeiture Benefit). This
                                              amount excludes any charges that
                                              may have previously been waived
                                              while rider benefits were being
                                              paid.
-------------------------------------------------------------------------------

                                     III-1

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy
             features and benefits"

                                               The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.

                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in a
                                               home due to injury or sickness;
                                               or requiring substantial
                                               supervision to protect such
                                               individual from threats to
                                               health and safety due to
                                               cognitive impairment.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured person is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               For a more complete description
                                               of the terms used in this
                                               section and conditions of this
                                               rider, please consult your rider
                                               policy form.

                                               The "Extension of Benefits"
                                               feature is not available.
--------------------------------------------------------------------------------

FLORIDA      See "Liquidity Rider" under       The waiver of surrender charges
             "Other benefits you can add by    applies even if the policy is
             rider" in "More information       exchanged or replaced in the
             about policy features and         first ten years in a 1035
             benefits"                         exchange. The refund of premium
                                               charges applies even if the
                                               policy is exchanged or replaced
                                               in the first two years in a 1035
                                               exchange. The refund of the
                                               administrative charges applies
                                               even if the policy is exchanged
                                               or replaced in the first six
                                               years in a 1035 exchange.
--------------------------------------------------------------------------------

                                     III-2

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
FLORIDA      Long Term Care Services/SM/ Rider In Florida, we refer to this
(CONTINUED)                                    rider as the "Long Term Care
                                               Insurance Rider" (Rider Form No.
                                               R12-10FL).

             See "Long Term Care Services      The monthly charge per $1,000 of
             Rider/SM/" in "Risk/benefit       the amount for which we are at
             summary: Charges and expenses     risk is as follows:
             you will pay"

                                               With the optional Nonforfeiture
                                               benefit:
                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17

                                               Without the optional
                                               Nonforfeiture benefit:
                                                  Highest: $1.19
                                                  Lowest: $0.07
                                                  Representative: $0.17

             See "Long Term Care Services/SM/  ELIMINATION PERIOD
             Rider" under "Other benefits you  The "Elimination Period"
             can add by rider" in "More        subsection is replaced in its
             information about policy          entirety with the following:
             features and benefits"

                                               .  Elimination Period. The
                                               Long-Term Care Insurance Rider
                                               has an elimination period that
                                               is the required period of time
                                               while the rider is in force that
                                               must elapse before any benefit
                                               is available to the insured
                                               person under this rider. The
                                               elimination period is 90 days,
                                               beginning on the first day of
                                               any qualified long-term care
                                               services that are provided to
                                               the insured person. Generally,
                                               benefits under this rider will
                                               not be paid until the
                                               elimination period is satisfied,
                                               and benefits will not be
                                               retroactively paid for the
                                               elimination period. The
                                               elimination period can be
                                               satisfied by any combination of
                                               days of a long-term care
                                               facility stay or days of home
                                               health care, and the days do not
                                               have to be continuous. There is
                                               no requirement that the
                                               elimination period must be
                                               satisfied within a consecutive
                                               period of 24 months starting
                                               with the month in which such
                                               services are first provided. The
                                               elimination period must be
                                               satisfied only once while this
                                               rider is in effect.

             See "Long Term Care Services/SM/  PERIOD OF COVERAGE
             Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Period of coverage" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:

                                               .  PERIOD OF COVERAGE. The
                                               period of coverage is the period
                                               of time during which the insured
                                               receives services that are
                                               covered under the Long-Term Care
                                               Insurance Rider and for which
                                               benefits are payable. This
                                               begins on the first day covered
                                               services are received after the
                                               end of the elimination period. A
                                               period of coverage will end on
                                               the earliest of the following
                                               dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               qualified long-term care
                                               services;

                                               2. the date we determine the
                                               insured person is no longer
                                               eligible to receive qualified
                                               long-term care services under
                                               this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;
----------------------------------------------------------------------------------

                                     III-3

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA                                        4. the date the accumulated
(CONTINUED)                                    benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);

                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or

                                               7. the date of death of the
                                               insured person.

                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.

             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"
                                               .  LONG-TERM CARE INSURANCE
                                               RIDER. If you choose this rider
                                               without the Nonforfeiture
                                               Benefit, on a guaranteed basis,
                                               we may deduct between $0.07 and
                                               $1.19 per $1,000 of the amount
                                               for which we are at risk under
                                               the rider from your policy
                                               account value each month. If you
                                               choose this rider with the
                                               Nonforfeiture Benefit, on a
                                               guaranteed basis, we may deduct
                                               between $0.07 and $1.19 per
                                               $1,000 of the amount for which
                                               we are at risk under the rider.
                                               We will deduct this charge until
                                               the insured reaches age 121
                                               while the rider is in effect,
                                               but not when rider benefits are
                                               being paid. The amount at risk
                                               under the rider depends on the
                                               death benefit option selected
                                               under the policy. For policies
                                               with death benefit Option A, the
                                               amount at risk for the rider is
                                               the lesser of (a) the current
                                               policy face amount, minus the
                                               policy account value (but not
                                               less than zero); and (b) the
                                               current long-term care specified
                                               amount. For policies with death
                                               benefit Option B, the amount at
                                               risk for the rider is the
                                               current long-term care specified
                                               amount. The current monthly
                                               charges for this rider may be
                                               lower than the maximum monthly
                                               charges.
--------------------------------------------------------------------------------

                                     III-4

 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2018, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account K and the policies. You can also review and copy information about MONY America Variable Account K, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-22886
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                            PAGE

Who is MONY Life Insurance Company of America?                                 2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to MONY America                              2

Custodian and independent registered public accounting firm                    2

Financial statements                                                           2


                                                                        #502784

IncentiveLife Optimizer(R) III
IncentiveLife Legacy(R) III
Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account K.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2018


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related IncentiveLife Optimizer(R) III, IncentiveLifeLegacy(R) III, Incentive Life Legacy(R) II or Incentive Life Legacy(R) prospectus, dated May 1, 2018. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account K ("Variable Account K"). We established Variable Account K under Arizona Law in 2013. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is MONY Life Insurance Company of America?     2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to MONY America  2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2018. MONY Life Insurance Company of America, Jersey City, NJ 07310.

  All rights reserved. Incentive Life Legacy(R), IncentiveLife Legacy(R) and IncentiveLife Optimizer(R) are registered service marks of AXA Equitable Life
                              Insurance Company.


                                                                        #502784

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies. The Company is solely responsible for paying all amounts owed to you under your policy.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT K

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2017, 2016 and 2015, AXA Advisors was paid an administrative services fee of $0, $0, and $0, respectively. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account K, $49,402,260 in 2017, $38,035,440 in 2016 and $24,358,139 in 2015. Of these amounts, for each of these three years, AXA Advisors retained $19,623,354, $14,927,863 and $10,352,516, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account K, MONY America paid AXA Distributors distribution fees of $43,855,292 in 2017, $43,388,165 in 2016 and $57,413,795 in 2015 as the distributor of certain policies, including these policies, and as the principal underwriter of several MONY America separate accounts, including Variable Account K. Of these amounts, for each of these three years, AXA Distributors retained $10,409,551, $10,598,867 and $12,966,783, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account K. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of MONY America Variable Account K for the year ended December 31, 2017, and for each of the two years in the period ended December 31, 2017, and the financial statements of MONY America at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account K (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account K.

MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT K

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............  FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017............................................................. FSA-31
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016....................................... FSA-50
   Notes to Financial Statements...................................... FSA-94

MONY LIFE INSURANCE COMPANY OF AMERICA

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............    F-1
Financial Statements:
   Balance Sheets, December 31, 2017 and December 31, 2016............    F-2
   Statements of Income (Loss), Years Ended December 31, 2017, 2016
     and 2015.........................................................    F-3
   Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2017, 2016 and 2015.................................    F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2017,
     2016 and 2015....................................................    F-5
   Statements of Cash Flows, Years Ended December 31, 2017, 2016 and
     2015.............................................................    F-6
   Notes to Financial Statements......................................    F-7
   Financial Statements Schedules.....................................   F-40

                                 FSA-1  #499180

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contractowners of MONY America Variable Account K of MONY Life Insurance Company of America

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting MONY America Variable Account K of MONY Life Insurance Company of America, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

                     1290 VT CONVERTIBLE SECURITIES/(3)/
                     1290 VT DOUBLELINE DYNAMIC
                     ALLOCATION/(1)/
                     1290 VT DOUBLELINE OPPORTUNISTIC
                     BOND/(2)/
                     1290 VT EQUITY INCOME/(1)/
                     1290 VT GAMCO MERGERS &
                     ACQUISITIONS/(1)/
                     1290 VT GAMCO SMALL COMPANY VALUE/(1)/
                     1290 VT SMARTBETA EQUITY/(3)/
                     1290 VT SOCIALLY RESPONSIBLE/(1)/
                     ALL ASSET GROWTH-ALT 20/(1)/
                     AMERICAN CENTURY VP MID CAP VALUE
                     FUND/(1)/
                     AMERICAN FUNDS INSURANCE SERIES(R)
                     GLOBAL SMALL
                     CAPITALIZATION FUND/SM(1)/
                     AMERICAN FUNDS INSURANCE SERIES(R)
                     NEW WORLD FUND(R)/(1)/
                     AXA 2000 MANAGED VOLATILITY/(1)/
                     AXA 400 MANAGED VOLATILITY/(1)/
                     AXA 500 MANAGED VOLATILITY/(1)/
                     AXA AGGRESSIVE ALLOCATION/(1)/
                     AXA BALANCED STRATEGY/(1)/
                     AXA CONSERVATIVE ALLOCATION/(1)/
                     AXA CONSERVATIVE GROWTH STRATEGY/(1)/
                     AXA CONSERVATIVE STRATEGY/(1)/
                     AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
                     AXA GLOBAL EQUITY MANAGED
                     VOLATILITY/(1)/
                     AXA GROWTH STRATEGY/(1)/
                     AXA INTERNATIONAL CORE MANAGED
                     VOLATILITY/(1)/
                     AXA INTERNATIONAL MANAGED
                     VOLATILITY/(1)/
                     AXA INTERNATIONAL VALUE MANAGED
                     VOLATILITY/(1)/
                     AXA LARGE CAP CORE MANAGED
                     VOLATILITY/(1)/
                     AXA LARGE CAP GROWTH MANAGED
                     VOLATILITY/(1)/
                     AXA LARGE CAP VALUE MANAGED
                     VOLATILITY/(1)/
                     AXA MID CAP VALUE MANAGED
                     VOLATILITY/(1)/
                     AXA MODERATE ALLOCATION/(1)/
                     AXA MODERATE GROWTH STRATEGY/(1)/
                     AXA MODERATE-PLUS ALLOCATION/(1)/
                     AXA/AB SMALL CAP GROWTH/(1)/
                     AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
                     AXA/JANUS ENTERPRISE/(1)/
                     AXA/LOOMIS SAYLES GROWTH/(1)/
                     CHARTER/SM/ MULTI-SECTOR BOND/(1)/
                     CHARTER/SM/ SMALL CAP GROWTH/(1)/
                     CHARTER/SM/ SMALL CAP VALUE/(1)/
                     DREYFUS STOCK INDEX FUND, INC./(1)/
                     EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
                     EQ/CAPITAL GUARDIAN RESEARCH/(1)/
                     EQ/COMMON STOCK INDEX/(1)/
                     EQ/CORE BOND INDEX/(1)/
                     EQ/EQUITY 500 INDEX/(1)/
                     EQ/GLOBAL BOND PLUS/(1)/
                     EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
                     EQ/INTERNATIONAL EQUITY INDEX/(1)/
                     EQ/INVESCO COMSTOCK/(1)/
                     EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
                     EQ/LARGE CAP GROWTH INDEX/(1)/
                     EQ/LARGE CAP VALUE INDEX/(1)/
                     EQ/MFS INTERNATIONAL GROWTH/(1)/
                     EQ/MID CAP INDEX/(1)/
                     EQ/MONEY MARKET/(1)/
                     EQ/PIMCO ULTRA SHORT BOND/(1)/
                     EQ/QUALITY BOND PLUS/(1)/
                     EQ/SMALL COMPANY INDEX/(1)/
                     EQ/T. ROWE PRICE GROWTH STOCK/(1)/
                     EQ/UBS GROWTH & INCOME/(1)/
                     FIDELITY(R) VIP ASSET MANAGER
                     PORTFOLIO/(1)/
                     FIDELITY(R) VIP CONTRAFUND(R)
                     PORTFOLIO/(1)/
                     FIDELITY(R) VIP GROWTH & INCOME
                     PORTFOLIO/(1)/
                     FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
                     FRANKLIN INCOME VIP FUND/(1)/
                     FRANKLIN MUTUAL SHARES VIP FUND/(1)/
                     FRANKLIN RISING DIVIDENDS VIP
                     FUND/(1)/
                     FRANKLIN SMALL CAP VALUE VIP FUND/(1)/
                     FRANKLIN STRATEGIC INCOME VIP
                     FUND/(1)/
                     GOLDMAN SACHS VIT MID CAP VALUE
                     FUND/(1)/
                     INVESCO V.I. DIVERSIFIED DIVIDEND
                     FUND/(1)/
                     INVESCO V.I. GLOBAL CORE EQUITY
                     FUND/(1)/
                     INVESCO V.I. GLOBAL HEALTH CARE
                     FUND/(1)/
                     INVESCO V.I. GLOBAL REAL ESTATE
                     FUND/(1)/
                     INVESCO V.I. INTERNATIONAL GROWTH
                     FUND/(1)/
                     INVESCO V.I. MID CAP CORE EQUITY
                     FUND/(1)/
                     INVESCO V.I. SMALL CAP EQUITY
                     FUND/(1)/
                     INVESCO V.I. TECHNOLOGY FUND/(1)/

                                     FSA-2

                     IVY VIP ENERGY/(1)/
                     IVY VIP HIGH INCOME/(1)/
                     IVY VIP MID CAP GROWTH/(1)/
                     IVY VIP SCIENCE AND TECHNOLOGY/(1)/
                     IVY VIP SMALL CAP GROWTH/(1)/
                     JANUS HENDERSON VIT ENTERPRISE
                     PORTFOLIO/(1)/
                     JANUS HENDERSON VIT FORTY
                     PORTFOLIO/(1)/
                     JANUS HENDERSON VIT GLOBAL RESEARCH
                     PORTFOLIO/(1)/
                     JANUS HENDERSON VIT MID CAP VALUE
                     PORTFOLIO/(1)/
                     JANUS HENDERSON VIT OVERSEAS
                     PORTFOLIO/(1)/
                     LAZARD RETIREMENT EMERGING MARKETS
                     EQUITY PORTFOLIO/(1)/
                     MFS(R) INTERNATIONAL VALUE
                     PORTFOLIO/(1)/
                     MFS(R) INVESTORS TRUST SERIES/(1)/
                     MFS(R) MASSACHUSETTS INVESTORS GROWTH
                     STOCK PORTFOLIO/(1)/
                     MFS(R) UTILITIES SERIES/(1)/
                     MORGAN STANLEY VARIABLE INSURANCE
                     FUND INC. EMERGING MARKETS DEBT
                     PORTFOLIO/(1)/
                     MULTIMANAGER AGGRESSIVE EQUITY/(1)/
                     MULTIMANAGER CORE BOND/(1)/
                     MULTIMANAGER MID CAP GROWTH/(1)/
                     MULTIMANAGER MID CAP VALUE/(1)/
                     MULTIMANAGER TECHNOLOGY/(1)/
                     PIMCO COMMODITYREALRETURN(R) STRATEGY
                     PORTFOLIO/(1)/
                     PIMCO REAL RETURN PORTFOLIO/(1)/
                     PIMCO TOTAL RETURN PORTFOLIO/(1)/
                     T. ROWE PRICE EQUITY INCOME PORTFOLIO
                     -- II/(1)/
                     TARGET 2025 ALLOCATION/(1)/
                     TARGET 2035 ALLOCATION/(1)/
                     TARGET 2045 ALLOCATION/(1)/
                     TARGET 2055 ALLOCATION/(1)/
                     TEMPLETON DEVELOPING MARKETS VIP
                     FUND/(1)/
                     TEMPLETON GLOBAL BOND VIP FUND/(1)/
                     TEMPLETON GROWTH VIP FUND/(1)/
                     VANECK VIP EMERGING MARKETS FUND/(1)/
                     VANECK VIP GLOBAL HARD ASSETS
                     FUND/(1)/
                     VANECK VIP UNCONSTRAINED EMERGING
                     MARKETS BOND FUND/(1)/
                     (1)Statements of operations for the
                        year ended December 31, 2017 and
                        statements of changes in net
                        assets for each of the two years
                        in the period ended December 31,
                        2017.
                     (2)Statements of operations and of
                        changes in net assets for the
                        period May 19, 2017 (commencement
                        of operations) through
                        December 31, 2017.
                     (3)Statements of operations for the
                        year ended December 31, 2017 and
                        statements of changes in net
                        assets for the year ended
                        December 31, 2017 and the period
                        May 20, 2016 (commencement of
                        operations) through December 31,
                        2016.

BASIS FOR OPINIONS

These financial statements are the responsibility of MONY Life Insurance Company of America management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 24, 2018

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account K of MONY Life Insurance Company of America since 2014.

                                     FSA-3

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                                       1290 VT      1290 VT
                                           1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                         CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                         SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*
                                         ----------- ----------- ------------- -------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............  $224,462   $4,105,045     $91,808      $9,504,179    $1,894,217    $30,131,446
Receivable for policy-related
 transactions...........................       249        4,083          --           1,639           179         19,562
                                          --------   ----------     -------      ----------    ----------    -----------
   Total assets.........................   224,711    4,109,128      91,808       9,505,818     1,894,396     30,151,008
                                          --------   ----------     -------      ----------    ----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................       249        4,083          --           1,639           179         19,562
                                          --------   ----------     -------      ----------    ----------    -----------
   Total liabilities....................       249        4,083          --           1,639           179         19,562
                                          --------   ----------     -------      ----------    ----------    -----------
NET ASSETS..............................  $224,462   $4,105,045     $91,808      $9,504,179    $1,894,217    $30,131,446
                                          ========   ==========     =======      ==========    ==========    ===========

NET ASSETS:
Accumulation unit values................  $224,462   $4,105,045     $91,808      $9,504,141    $1,893,785    $30,062,452
Retained by MONY America in Variable
 Account K..............................        --           --          --              38           432         68,994
                                          --------   ----------     -------      ----------    ----------    -----------
TOTAL NET ASSETS........................  $224,462   $4,105,045     $91,808      $9,504,179    $1,894,217    $30,131,446
                                          ========   ==========     =======      ==========    ==========    ===========

Investments in shares of the
 Portfolios, at cost....................  $223,608   $4,040,960     $92,858      $8,971,200    $1,886,043    $23,556,469

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                  AMERICAN
                                                                                                   FUNDS
                                                                                                 INSURANCE       AMERICAN
                                                                                              SERIES(R) GLOBAL     FUNDS
                                          1290 VT    1290 VT                      AMERICAN         SMALL         INSURANCE
                                         SMARTBETA   SOCIALLY     ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                          EQUITY*  RESPONSIBLE* GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                         --------- ------------ -------------- -------------- ---------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............  $44,456    $309,890     $8,434,477     $6,330,463      $1,019,516     $1,160,241
Receivable for policy-related
 transactions...........................      104          --         16,288         13,678           2,384          8,408
                                          -------    --------     ----------     ----------      ----------     ----------
   Total assets.........................   44,560     309,890      8,450,765      6,344,141       1,021,900      1,168,649
                                          -------    --------     ----------     ----------      ----------     ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................      104          --         16,288         13,678           2,384          8,408
                                          -------    --------     ----------     ----------      ----------     ----------
   Total liabilities....................      104          --         16,288         13,678           2,384          8,408
                                          -------    --------     ----------     ----------      ----------     ----------
NET ASSETS..............................  $44,456    $309,890     $8,434,477     $6,330,463      $1,019,516     $1,160,241
                                          =======    ========     ==========     ==========      ==========     ==========

NET ASSETS:
Accumulation unit values................  $44,456    $309,890     $8,434,472     $6,330,409      $1,019,503     $1,160,200
Retained by MONY America in Variable
 Account K..............................       --          --              5             54              13             41
                                          -------    --------     ----------     ----------      ----------     ----------
TOTAL NET ASSETS........................  $44,456    $309,890     $8,434,477     $6,330,463      $1,019,516     $1,160,241
                                          =======    ========     ==========     ==========      ==========     ==========

Investments in shares of the
 Portfolios, at cost....................  $42,709    $310,938     $7,802,098     $5,656,376      $  932,105     $  994,396

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA 400     AXA 500    AXA 2000                                   AXA
                                           MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                         VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                         ----------- ----------- ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $1,008,431  $2,484,687   $941,633    $30,896,193   $31,592,200   $3,389,002
Receivable for policy-related
 transactions...........................         10       2,372        319          2,650         3,617           --
                                         ----------  ----------   --------    -----------   -----------   ----------
   Total assets.........................  1,008,441   2,487,059    941,952     30,898,843    31,595,817    3,389,002
                                         ----------  ----------   --------    -----------   -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................         10       2,372        319          3,641         3,617           --
                                         ----------  ----------   --------    -----------   -----------   ----------
   Total liabilities....................         10       2,372        319          3,641         3,617           --
                                         ----------  ----------   --------    -----------   -----------   ----------
NET ASSETS.............................. $1,008,431  $2,484,687   $941,633    $30,895,202   $31,592,200   $3,389,002
                                         ==========  ==========   ========    ===========   ===========   ==========

NET ASSETS:
Accumulation unit values................ $1,008,431  $2,484,687   $941,633    $30,894,974   $31,591,544   $3,388,793
Retained by MONY America in Variable
 Account K..............................         --          --         --            228           656          209
                                         ----------  ----------   --------    -----------   -----------   ----------
TOTAL NET ASSETS........................ $1,008,431  $2,484,687   $941,633    $30,895,202   $31,592,200   $3,389,002
                                         ==========  ==========   ========    ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.................... $  947,915  $2,152,819   $856,943    $26,681,659   $28,010,441   $3,443,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             AXA                        AXA      AXA GLOBAL                   AXA
                                         CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                            GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH  CORE MANAGED
                                          STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*    VOLATILITY*
                                         ------------ ------------ ------------- ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............  $7,707,167   $2,386,525   $6,441,144   $9,053,062  $38,198,131  $4,462,508
Receivable for shares of the Portfolios
 sold...................................          --           --          161           --           --          --
Receivable for policy-related
 transactions...........................      12,230          204           --        2,460       41,926       5,885
                                          ----------   ----------   ----------   ----------  -----------  ----------
   Total assets.........................   7,719,397    2,386,729    6,441,305    9,055,522   38,240,057   4,468,393
                                          ----------   ----------   ----------   ----------  -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................      12,230          204           --        2,460       41,926       5,885
Payable for policy-related transactions.          --           --          143           --           --          --
                                          ----------   ----------   ----------   ----------  -----------  ----------
   Total liabilities....................      12,230          204          143        2,460       41,926       5,885
                                          ----------   ----------   ----------   ----------  -----------  ----------
NET ASSETS..............................  $7,707,167   $2,386,525   $6,441,162   $9,053,062  $38,198,131  $4,462,508
                                          ==========   ==========   ==========   ==========  ===========  ==========

NET ASSETS:
Accumulation unit values................  $7,707,167   $2,386,520   $6,441,162   $9,052,834  $38,198,124  $4,462,386
Retained by MONY America in Variable
 Account K..............................          --            5           --          228            7         122
                                          ----------   ----------   ----------   ----------  -----------  ----------
TOTAL NET ASSETS........................  $7,707,167   $2,386,525   $6,441,162   $9,053,062  $38,198,131  $4,462,508
                                          ==========   ==========   ==========   ==========  ===========  ==========

Investments in shares of the
 Portfolios, at cost....................  $7,043,002   $2,303,897   $6,322,313   $5,920,051  $32,015,803  $3,644,932

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                              AXA           AXA                    AXA LARGE CAP
                                         INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                            MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                          VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                         ------------- ------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............   $887,024     $4,926,852    $3,051,074    $8,521,905    $7,348,206    $5,116,342
Receivable for shares of the Portfolios
 sold...................................         --             --            --            --         5,059            --
Receivable for policy-related
 transactions...........................      1,899            232         1,529        12,013            --         1,163
                                           --------     ----------    ----------    ----------    ----------    ----------
   Total assets.........................    888,923      4,927,084     3,052,603     8,533,918     7,353,265     5,117,505
                                           --------     ----------    ----------    ----------    ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................      1,899            232         1,494        12,013            --         1,163
Payable for policy-related transactions.         --             --            --            --         5,059            --
                                           --------     ----------    ----------    ----------    ----------    ----------
   Total liabilities....................      1,899            232         1,494        12,013         5,059         1,163
                                           --------     ----------    ----------    ----------    ----------    ----------
NET ASSETS..............................   $887,024     $4,926,852    $3,051,109    $8,521,905    $7,348,206    $5,116,342
                                           ========     ==========    ==========    ==========    ==========    ==========

NET ASSETS:
Accumulation unit values................   $887,024     $4,926,328    $3,051,109    $8,521,847    $7,308,064    $5,106,514
Retained by MONY America in Variable
 Account K..............................         --            524            --            58        40,142         9,828
                                           --------     ----------    ----------    ----------    ----------    ----------
TOTAL NET ASSETS........................   $887,024     $4,926,852    $3,051,109    $8,521,905    $7,348,206    $5,116,342
                                           ========     ==========    ==========    ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost....................   $802,263     $3,940,871    $2,208,974    $5,548,850    $4,396,794    $3,322,594

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                      AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                         AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                         ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                         ------------ ------------ ------------- ------------ --------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $41,831,393  $86,792,880   $93,074,504   $6,230,832    $7,945,665    $9,317,798
Receivable for shares of the Portfolios
 sold...................................          --           --            --           --         1,063            30
Receivable for policy-related
 transactions...........................       2,367          493         5,277       11,700            --            --
                                         -----------  -----------   -----------   ----------    ----------    ----------
   Total assets.........................  41,833,760   86,793,373    93,079,781    6,242,532     7,946,728     9,317,828
                                         -----------  -----------   -----------   ----------    ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................       2,367          494         5,277       11,700            --            --
Payable for policy-related transactions.          --           --            --           --         1,063            30
                                         -----------  -----------   -----------   ----------    ----------    ----------
   Total liabilities....................       2,367          494         5,277       11,700         1,063            30
                                         -----------  -----------   -----------   ----------    ----------    ----------
NET ASSETS.............................. $41,831,393  $86,792,879   $93,074,504   $6,230,832    $7,945,665    $9,317,798
                                         ===========  ===========   ===========   ==========    ==========    ==========

NET ASSETS:
Accumulation unit values................ $41,823,305  $86,792,863   $93,072,438   $6,230,832    $7,945,623    $9,317,795
Retained by MONY America in Variable
 Account K..............................       8,088           16         2,066           --            42             3
                                         -----------  -----------   -----------   ----------    ----------    ----------
TOTAL NET ASSETS........................ $41,831,393  $86,792,879   $93,074,504   $6,230,832    $7,945,665    $9,317,798
                                         ===========  ===========   ===========   ==========    ==========    ==========

Investments in shares of the
 Portfolios, at cost.................... $39,343,904  $74,061,300   $83,158,586   $5,877,469    $7,796,353    $8,901,334

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         AXA/LOOMIS CHARTER/SM/  CHARTER/SM/ CHARTER/SM/                  EQ/BLACKROCK
                                           SAYLES   MULTI-SECTOR SMALL CAP   SMALL CAP    DREYFUS STOCK   BASIC VALUE
                                          GROWTH*      BOND*      GROWTH*      VALUE*    INDEX FUND, INC.   EQUITY*
                                         ---------- ------------ ----------  ----------  ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $6,017,143  $2,314,206  $1,739,052  $1,215,498    $22,238,091    $13,279,200
Receivable for shares of the Portfolios
 sold...................................         --          --          --           6             --             --
Receivable for policy-related
 transactions...........................     31,550       2,171       1,688          --             --         20,538
                                         ----------  ----------  ----------  ----------    -----------    -----------
   Total assets.........................  6,048,693   2,316,377   1,740,740   1,215,504     22,238,091     13,299,738
                                         ----------  ----------  ----------  ----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................     31,550       2,171       1,688          --             --         20,538
Payable for policy-related transactions.         --          --          --           6             --             --
                                         ----------  ----------  ----------  ----------    -----------    -----------
   Total liabilities....................     31,550       2,171       1,688           6             --         20,538
                                         ----------  ----------  ----------  ----------    -----------    -----------
NET ASSETS.............................. $6,017,143  $2,314,206  $1,739,052  $1,215,498    $22,238,091    $13,279,200
                                         ==========  ==========  ==========  ==========    ===========    ===========

NET ASSETS:
Accumulation unit values................ $6,004,788  $2,313,880  $1,698,187  $1,215,151    $22,141,115    $13,278,972
Retained by MONY America in Variable
 Account K..............................     12,355         326      40,865         347         96,976            228
                                         ----------  ----------  ----------  ----------    -----------    -----------
TOTAL NET ASSETS........................ $6,017,143  $2,314,206  $1,739,052  $1,215,498    $22,238,091    $13,279,200
                                         ==========  ==========  ==========  ==========    ===========    ===========

Investments in shares of the
 Portfolios, at cost.................... $4,892,908  $2,380,810  $1,201,190  $  828,107    $14,398,100    $ 9,703,405

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         EQ/CAPITAL                                                    EQ/INTERMEDIATE
                                          GUARDIAN   EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                                         RESEARCH*  STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*      BOND*
                                         ---------- ------------ ------------ ------------- ---------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $2,018,326 $28,279,957  $13,286,068   $42,199,589  $2,549,352   $6,720,290
Receivable for policy-related
 transactions...........................        742      60,864       13,221        40,904         543        2,702
                                         ---------- -----------  -----------   -----------  ----------   ----------
   Total assets.........................  2,019,068  28,340,821   13,299,289    42,240,493   2,549,895    6,722,992
                                         ---------- -----------  -----------   -----------  ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................        731      60,864       13,221        40,862         516        2,702
                                         ---------- -----------  -----------   -----------  ----------   ----------
   Total liabilities....................        731      60,864       13,221        40,862         516        2,702
                                         ---------- -----------  -----------   -----------  ----------   ----------
NET ASSETS.............................. $2,018,337 $28,279,957  $13,286,068   $42,199,631  $2,549,379   $6,720,290
                                         ========== ===========  ===========   ===========  ==========   ==========

NET ASSETS:
Accumulation unit values................ $2,018,337 $28,279,957  $13,191,814   $42,199,631  $2,549,379   $6,590,315
Retained by MONY America in Variable
 Account K..............................         --          --       94,254            --          --      129,975
                                         ---------- -----------  -----------   -----------  ----------   ----------
TOTAL NET ASSETS........................ $2,018,337 $28,279,957  $13,286,068   $42,199,631  $2,549,379   $6,720,290
                                         ========== ===========  ===========   ===========  ==========   ==========

Investments in shares of the
 Portfolios, at cost.................... $1,606,184 $20,621,774  $13,393,081   $32,344,720  $2,644,972   $6,693,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                      EQ/JPMORGAN                                 EQ/MFS
                                         EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                          EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                         ---------------- ---------- -------------- ------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............   $11,660,709    $3,977,879   $5,361,034    $6,440,574    $4,433,729   $8,689,059
Receivable for policy-related
 transactions...........................         3,973         2,635       19,396         3,752         1,744        1,957
                                           -----------    ----------   ----------    ----------    ----------   ----------
   Total assets.........................    11,664,682     3,980,514    5,380,430     6,444,326     4,435,473    8,691,016
                                           -----------    ----------   ----------    ----------    ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................         3,973         2,635       19,396         3,702         1,744        1,869
                                           -----------    ----------   ----------    ----------    ----------   ----------
   Total liabilities....................         3,973         2,635       19,396         3,702         1,744        1,869
                                           -----------    ----------   ----------    ----------    ----------   ----------
NET ASSETS..............................   $11,660,709    $3,977,879   $5,361,034    $6,440,624    $4,433,729   $8,689,147
                                           ===========    ==========   ==========    ==========    ==========   ==========

NET ASSETS:
Accumulation unit values................   $11,660,625    $3,977,624   $5,361,034    $6,440,624    $4,433,432   $8,689,147
Retained by MONY America in Variable
 Account K..............................            84           255           --            --           297           --
                                           -----------    ----------   ----------    ----------    ----------   ----------
TOTAL NET ASSETS........................   $11,660,709    $3,977,879   $5,361,034    $6,440,624    $4,433,729   $8,689,147
                                           ===========    ==========   ==========    ==========    ==========   ==========

Investments in shares of the
 Portfolios, at cost....................   $10,345,721    $3,035,473   $4,786,057    $5,645,802    $3,753,391   $7,181,714

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                        EQ/T. ROWE
                                       EQ/MID CAP  EQ/MONEY   EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL    PRICE GROWTH
                                         INDEX*    MARKET*     SHORT BOND*   BOND PLUS* COMPANY INDEX*    STOCK*
                                       ---------- ----------- -------------- ---------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $8,761,024 $11,236,161   $4,836,608   $2,344,547   $9,748,843   $13,728,915
Receivable for policy-related
 transactions.........................      9,429          --        2,151          527        3,312        19,920
                                       ---------- -----------   ----------   ----------   ----------   -----------
   Total assets.......................  8,770,453  11,236,161    4,838,759    2,345,074    9,752,155    13,748,835
                                       ---------- -----------   ----------   ----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      9,390      45,790        2,151          527        3,312        19,919
Payable for policy-related
 transactions.........................         --     139,694           --           --           --            --
                                       ---------- -----------   ----------   ----------   ----------   -----------
   Total liabilities..................      9,390     185,484        2,151          527        3,312        19,919
                                       ---------- -----------   ----------   ----------   ----------   -----------
NET ASSETS............................ $8,761,063 $11,050,677   $4,836,608   $2,344,547   $9,748,843   $13,728,916
                                       ========== ===========   ==========   ==========   ==========   ===========

NET ASSETS:
Accumulation unit values.............. $8,761,063 $11,050,492   $4,836,565   $2,343,526   $9,748,659   $13,715,616
Retained by MONY America in Variable
 Account K............................         --         185           43        1,021          184        13,300
                                       ---------- -----------   ----------   ----------   ----------   -----------
TOTAL NET ASSETS...................... $8,761,063 $11,050,677   $4,836,608   $2,344,547   $9,748,843   $13,728,916
                                       ========== ===========   ==========   ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost.................. $6,720,388 $11,236,243   $4,835,567   $2,394,503   $8,967,710   $10,154,884

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                            FIDELITY(R) VIP
                                            FIDELITY(R) VIP FIDELITY(R) VIP    GROWTH &
                            EQ/UBS GROWTH &  ASSET MANAGER   CONTRAFUND(R)      INCOME      FIDELITY(R) VIP MID    FRANKLIN
                                INCOME*        PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO    INCOME VIP FUND
                            --------------- --------------- --------------- --------------- ------------------- ---------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................   $1,861,908        $8,886        $11,884,245     $2,409,098        $3,923,723         $370,840
Receivable for shares of
 the Portfolios sold.......           --            --                 --          3,603                --               --
Receivable for
 policy-related
 transactions..............          166            --              2,977             --             9,325               --
                              ----------        ------        -----------     ----------        ----------         --------
   Total assets............    1,862,074         8,886         11,887,222      2,412,701         3,933,048          370,840
                              ----------        ------        -----------     ----------        ----------         --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......          166            --              2,977             --             9,292               --
Payable for policy-related
 transactions..............           --            --                 --          3,603                --               --
                              ----------        ------        -----------     ----------        ----------         --------
   Total liabilities.......          166            --              2,977          3,603             9,292               --
                              ----------        ------        -----------     ----------        ----------         --------
NET ASSETS.................   $1,861,908        $8,886        $11,884,245     $2,409,098        $3,923,756         $370,840
                              ==========        ======        ===========     ==========        ==========         ========

NET ASSETS:
Accumulation unit values...   $1,827,460        $8,886        $11,879,849     $2,409,043        $3,923,756         $370,636
Retained by MONY America
 in Variable Account K.....       34,448            --              4,396             55                --              204
                              ----------        ------        -----------     ----------        ----------         --------
TOTAL NET ASSETS...........   $1,861,908        $8,886        $11,884,245     $2,409,098        $3,923,756         $370,840
                              ==========        ======        ===========     ==========        ==========         ========

Investments in shares of
 the Portfolios, at cost...   $1,680,774        $8,876        $ 9,356,176     $2,012,584        $3,499,225         $346,296

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                         MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                           VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                         ------------- --------------- -------------- --------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............   $606,204      $7,254,758      $1,082,160     $5,666,417     $1,636,245    $2,622,791
Receivable for policy-related
 transactions...........................      7,322           1,799           4,939            847          1,377            --
                                           --------      ----------      ----------     ----------     ----------    ----------
   Total assets.........................    613,526       7,256,557       1,087,099      5,667,264      1,637,622     2,622,791
                                           --------      ----------      ----------     ----------     ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................      7,279           1,799           4,918            804          1,312            --
                                           --------      ----------      ----------     ----------     ----------    ----------
   Total liabilities....................      7,279           1,799           4,918            804          1,312            --
                                           --------      ----------      ----------     ----------     ----------    ----------
NET ASSETS..............................   $606,247      $7,254,758      $1,082,181     $5,666,460     $1,636,310    $2,622,791
                                           ========      ==========      ==========     ==========     ==========    ==========

NET ASSETS:
Accumulation unit values................   $606,247      $7,254,198      $1,082,181     $5,666,460     $1,636,310    $2,622,791
Retained by MONY America in Variable
 Account K..............................         --             560              --             --             --            --
                                           --------      ----------      ----------     ----------     ----------    ----------
TOTAL NET ASSETS........................   $606,247      $7,254,758      $1,082,181     $5,666,460     $1,636,310    $2,622,791
                                           ========      ==========      ==========     ==========     ==========    ==========

Investments in shares of the
 Portfolios, at cost....................   $615,788      $6,464,800      $1,017,411     $5,850,866     $1,656,024    $1,675,553

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                         GLOBAL CORE  GLOBAL HEALTH GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP
                                         EQUITY FUND    CARE FUND   ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND
                                         ------------ ------------- ------------ ------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............    $2,236       $68,308     $4,809,493   $4,163,803      $1,008,758      $814,982
Receivable for policy-related
 transactions...........................        --            --          2,118       31,096           3,714           135
                                            ------       -------     ----------   ----------      ----------      --------
   Total assets.........................     2,236        68,308      4,811,611    4,194,899       1,012,472       815,117
                                            ------       -------     ----------   ----------      ----------      --------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................        --            --          2,113       31,096           3,683           135
                                            ------       -------     ----------   ----------      ----------      --------
   Total liabilities....................        --            --          2,113       31,096           3,683           135
                                            ------       -------     ----------   ----------      ----------      --------
NET ASSETS..............................    $2,236       $68,308     $4,809,498   $4,163,803      $1,008,789      $814,982
                                            ======       =======     ==========   ==========      ==========      ========

NET ASSETS:
Accumulation unit values................    $2,188       $68,308     $4,809,498   $4,163,747      $1,008,789      $814,930
Retained by MONY America in Variable
 Account K..............................        48            --             --           56              --            52
                                            ------       -------     ----------   ----------      ----------      --------
TOTAL NET ASSETS........................    $2,236       $68,308     $4,809,498   $4,163,803      $1,008,789      $814,982
                                            ======       =======     ==========   ==========      ==========      ========

Investments in shares of the
 Portfolios, at cost....................    $1,644       $71,453     $4,616,459   $3,653,959      $  968,597      $831,971

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         INVESCO V.I.                                             IVY VIP SCIENCE
                                          TECHNOLOGY                 IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL
                                             FUND     IVY VIP ENERGY    INCOME        GROWTH        TECHNOLOGY     CAP GROWTH
                                         ------------ -------------- ------------ --------------- --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............   $59,343      $2,876,030    $5,471,036    $4,094,476      $4,287,617     $1,841,445
Receivable for policy-related
 transactions...........................        --           4,254           989         9,704          12,838          4,356
                                           -------      ----------    ----------    ----------      ----------     ----------
   Total assets.........................    59,343       2,880,284     5,472,025     4,104,180       4,300,455      1,845,801
                                           -------      ----------    ----------    ----------      ----------     ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................        --           4,254           989         9,704          12,799          4,316
                                           -------      ----------    ----------    ----------      ----------     ----------
   Total liabilities....................        --           4,254           989         9,704          12,799          4,316
                                           -------      ----------    ----------    ----------      ----------     ----------
NET ASSETS..............................   $59,343      $2,876,030    $5,471,036    $4,094,476      $4,287,656     $1,841,485
                                           =======      ==========    ==========    ==========      ==========     ==========

NET ASSETS:
Accumulation unit values................   $58,973      $2,875,961    $5,471,036    $4,094,029      $4,287,656     $1,841,485
Retained by MONY America in Variable
 Account K..............................       370              69            --           447              --             --
                                           -------      ----------    ----------    ----------      ----------     ----------
TOTAL NET ASSETS........................   $59,343      $2,876,030    $5,471,036    $4,094,476      $4,287,656     $1,841,485
                                           =======      ==========    ==========    ==========      ==========     ==========

Investments in shares of the
 Portfolios, at cost....................   $48,927      $3,018,129    $5,433,287    $3,533,483      $3,845,354     $1,691,695

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                         JANUS                                     LAZARD
                                             JANUS         JANUS     HENDERSON VIT     JANUS         JANUS       RETIREMENT
                                         HENDERSON VIT HENDERSON VIT    GLOBAL     HENDERSON VIT HENDERSON VIT    EMERGING
                                          ENTERPRISE       FORTY       RESEARCH    MID CAP VALUE   OVERSEAS    MARKETS EQUITY
                                           PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         ------------- ------------- ------------- ------------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value..............   $515,896     $1,807,168      $21,620     $2,316,291     $181,764      $8,507,289
Receivable for policy-related
 transactions...........................         --             51           --             --            9           8,320
                                           --------     ----------      -------     ----------     --------      ----------
   Total assets.........................    515,896      1,807,219       21,620      2,316,291      181,773       8,515,609
                                           --------     ----------      -------     ----------     --------      ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................         --             --           --             --           --           8,320
                                           --------     ----------      -------     ----------     --------      ----------
   Total liabilities....................         --             --           --             --           --           8,320
                                           --------     ----------      -------     ----------     --------      ----------
NET ASSETS..............................   $515,896     $1,807,219      $21,620     $2,316,291     $181,773      $8,507,289
                                           ========     ==========      =======     ==========     ========      ==========

NET ASSETS:
Accumulation unit values................   $515,461     $1,807,219      $11,062     $2,315,225     $181,773      $8,506,752
Retained by MONY America in Variable
 Account K..............................        435             --       10,558          1,066           --             537
                                           --------     ----------      -------     ----------     --------      ----------
TOTAL NET ASSETS........................   $515,896     $1,807,219      $21,620     $2,316,291     $181,773      $8,507,289
                                           ========     ==========      =======     ==========     ========      ==========

Investments in shares of the
 Portfolios, at cost....................   $391,799     $1,605,795      $19,878     $2,223,129     $179,495      $7,415,435

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                              MORGAN
                                                                                             STANLEY
                                                              MFS(R)                         VARIABLE
                               MFS(R)                      MASSACHUSETTS                  INSURANCE FUND
                            INTERNATIONAL                    INVESTORS                    INC. EMERGING  MULTIMANAGER
                                VALUE     MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  MARKETS DEBT   AGGRESSIVE
                              PORTFOLIO     TRUST SERIES     PORTFOLIO        SERIES        PORTFOLIO      EQUITY*
                            ------------- ---------------- ------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of
 the Portfolios, at fair
 value.....................  $12,383,594      $460,478       $650,343        $66,416         $121,166     $3,690,332
Receivable for
 policy-related
 transactions..............       14,516            43             55             --               --         37,001
                             -----------      --------       --------        -------         --------     ----------
   Total assets............   12,398,110       460,521        650,398         66,416          121,166      3,727,333
                             -----------      --------       --------        -------         --------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased......       14,516            43             55             --               --         36,986
                             -----------      --------       --------        -------         --------     ----------
   Total liabilities.......       14,516            43             55             --               --         36,986
                             -----------      --------       --------        -------         --------     ----------
NET ASSETS.................  $12,383,594      $460,478       $650,343        $66,416         $121,166     $3,690,347
                             ===========      ========       ========        =======         ========     ==========

NET ASSETS:
Accumulation unit values...  $12,383,385      $460,437       $650,324        $66,416         $121,139     $3,690,347
Retained by MONY America
 in Variable Account K.....          209            41             19             --               27             --
                             -----------      --------       --------        -------         --------     ----------
TOTAL NET ASSETS...........  $12,383,594      $460,478       $650,343        $66,416         $121,166     $3,690,347
                             ===========      ========       ========        =======         ========     ==========

Investments in shares of
 the Portfolios, at cost...  $10,343,417      $428,383       $594,419        $67,982         $125,442     $2,583,669

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                   PIMCO
                                                                                               COMMODITYREAL
                                                      MULTIMANAGER                               RETURN(R)   PIMCO REAL
                                         MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER   STRATEGY      RETURN
                                          CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO   PORTFOLIO
                                         ------------ ------------ -------------- ------------ ------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $13,706,657   $1,715,182    $2,056,417    $7,819,497   $1,831,831   $4,660,538
Receivable for policy-related
 transactions...........................       5,836        1,118           184         3,787        1,753        1,032
                                         -----------   ----------    ----------    ----------   ----------   ----------
   Total assets.........................  13,712,493    1,716,300     2,056,601     7,823,284    1,833,584    4,661,570
                                         -----------   ----------    ----------    ----------   ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................       5,836        1,118           159         3,787        1,753        1,010
                                         -----------   ----------    ----------    ----------   ----------   ----------
   Total liabilities....................       5,836        1,118           159         3,787        1,753        1,010
                                         -----------   ----------    ----------    ----------   ----------   ----------
NET ASSETS.............................. $13,706,657   $1,715,182    $2,056,442    $7,819,497   $1,831,831   $4,660,560
                                         ===========   ==========    ==========    ==========   ==========   ==========

NET ASSETS:
Accumulation unit values................ $13,706,397   $1,715,182    $2,056,442    $7,819,494   $1,830,916   $4,656,792
Retained by MONY America in Variable
 Account K..............................         260           --            --             3          915        3,768
                                         -----------   ----------    ----------    ----------   ----------   ----------
TOTAL NET ASSETS........................ $13,706,657   $1,715,182    $2,056,442    $7,819,497   $1,831,831   $4,660,560
                                         ===========   ==========    ==========    ==========   ==========   ==========

Investments in shares of the
 Portfolios, at cost.................... $14,092,849   $1,603,478    $1,331,974    $5,662,965   $2,176,336   $4,789,885

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         PIMCO TOTAL T. ROWE PRICE
                                           RETURN    EQUITY INCOME  TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                          PORTFOLIO  PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                         ----------- -------------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $9,626,104    $1,486,911    $184,341    $259,973    $546,111    $284,173
Receivable for policy-related
 transactions...........................     22,213         2,916          --          --         316          --
                                         ----------    ----------    --------    --------    --------    --------
   Total assets.........................  9,648,317     1,489,827     184,341     259,973     546,427     284,173
                                         ----------    ----------    --------    --------    --------    --------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................     22,175         2,852          --          --         316          --
                                         ----------    ----------    --------    --------    --------    --------
   Total liabilities....................     22,175         2,852          --          --         316          --
                                         ----------    ----------    --------    --------    --------    --------
NET ASSETS.............................. $9,626,142    $1,486,975    $184,341    $259,973    $546,111    $284,173
                                         ==========    ==========    ========    ========    ========    ========

NET ASSETS:
Accumulation unit values................ $9,626,142    $1,486,975    $184,341    $259,973    $546,111    $284,162
Retained by MONY America in Variable
 Account K..............................         --            --          --          --          --          11
                                         ----------    ----------    --------    --------    --------    --------
TOTAL NET ASSETS........................ $9,626,142    $1,486,975    $184,341    $259,973    $546,111    $284,173
                                         ==========    ==========    ========    ========    ========    ========

Investments in shares of the
 Portfolios, at cost.................... $9,740,904    $1,461,451    $166,016    $242,445    $501,330    $262,673

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                      VANECK VIP
                                          TEMPLETON                                                  UNCONSTRAINED
                                         DEVELOPING   TEMPLETON  TEMPLETON   VANECK VIP  VANECK VIP    EMERGING
                                         MARKETS VIP GLOBAL BOND GROWTH VIP   EMERGING   GLOBAL HARD MARKETS BOND
                                            FUND      VIP FUND      FUND    MARKETS FUND ASSETS FUND     FUND
                                         ----------- ----------- ---------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.............. $2,081,511  $6,302,797   $626,426   $1,937,606  $2,975,572   $  892,570
Receivable for shares of the Portfolios
 sold...................................         --          --         --           --          24           --
Receivable for policy-related
 transactions...........................        727      11,544        132           --          34           --
                                         ----------  ----------   --------   ----------  ----------   ----------
   Total assets.........................  2,082,238   6,314,341    626,558    1,937,606   2,975,630      892,570
                                         ----------  ----------   --------   ----------  ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased..............................        727      11,470        132           --          --           --
                                         ----------  ----------   --------   ----------  ----------   ----------
   Total liabilities....................        727      11,470        132           --          --           --
                                         ----------  ----------   --------   ----------  ----------   ----------
NET ASSETS.............................. $2,081,511  $6,302,871   $626,426   $1,937,606  $2,975,630   $  892,570
                                         ==========  ==========   ========   ==========  ==========   ==========

NET ASSETS:
Accumulation unit values................ $2,081,411  $6,302,871   $626,398   $1,937,345  $2,975,630   $  892,570
Retained by MONY America in Variable
 Account K..............................        100          --         28          261          --           --
                                         ----------  ----------   --------   ----------  ----------   ----------
TOTAL NET ASSETS........................ $2,081,511  $6,302,871   $626,426   $1,937,606  $2,975,630   $  892,570
                                         ==========  ==========   ========   ==========  ==========   ==========

Investments in shares of the
 Portfolios, at cost.................... $1,617,384  $6,451,200   $550,226   $1,466,967  $3,118,803   $1,026,804

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account:

                                           SHARE CLASS**  PORTFOLIO SHARES HELD
                                         ---------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..........       B                   20,343

1290 VT DOUBLELINE DYNAMIC ALLOCATION...       B                  356,500

1290 VT DOUBLELINE OPPORTUNISTIC BOND...       B                    9,150

1290 VT EQUITY INCOME...................       A                1,100,241
1290 VT EQUITY INCOME...................       B                  457,299

1290 VT GAMCO MERGERS & ACQUISITIONS....       B                  146,434

1290 VT GAMCO SMALL COMPANY VALUE.......       B                  478,706

1290 VT SMARTBETA EQUITY................       B                    3,408

1290 VT SOCIALLY RESPONSIBLE............       A                      441
1290 VT SOCIALLY RESPONSIBLE............       B                   25,571

ALL ASSET GROWTH-ALT 20.................       B                  397,671

AMERICAN CENTURY VP MID CAP VALUE FUND..    CLASS II              278,140

AMERICAN FUNDS INSURANCE SERIES(R)
 GLOBAL SMALL CAPITALIZATION FUND/SM/...    CLASS 4                40,928

AMERICAN FUNDS INSURANCE SERIES(R) NEW
 WORLD FUND(R)..........................    CLASS 4                46,428

AXA 400 MANAGED VOLATILITY..............       B                   44,685

AXA 500 MANAGED VOLATILITY..............       B                  104,085

AXA 2000 MANAGED VOLATILITY.............       B                   44,007

AXA AGGRESSIVE ALLOCATION...............       A                       94
AXA AGGRESSIVE ALLOCATION...............       B                2,577,344

AXA BALANCED STRATEGY...................       B                2,037,851

AXA CONSERVATIVE ALLOCATION.............       A                   18,795
AXA CONSERVATIVE ALLOCATION.............       B                  339,374

AXA CONSERVATIVE GROWTH STRATEGY........       B                  535,333

AXA CONSERVATIVE STRATEGY...............       B                  196,121

AXA CONSERVATIVE-PLUS ALLOCATION........       A                    3,469
AXA CONSERVATIVE-PLUS ALLOCATION........       B                  643,319

AXA GLOBAL EQUITY MANAGED VOLATILITY....       B                  484,662

AXA GROWTH STRATEGY.....................       B                2,093,376

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................       B                  393,686

AXA INTERNATIONAL MANAGED VOLATILITY....       B                   64,190

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................       A                   53,119
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................       B                  299,338

AXA LARGE CAP CORE MANAGED VOLATILITY...       B                  276,296

AXA LARGE CAP GROWTH MANAGED VOLATILITY.       A                    9,340
AXA LARGE CAP GROWTH MANAGED VOLATILITY.       B                  254,219

AXA LARGE CAP VALUE MANAGED VOLATILITY..       A                    3,269
AXA LARGE CAP VALUE MANAGED VOLATILITY..       B                  384,240

AXA MID CAP VALUE MANAGED VOLATILITY....       A                   21,280
AXA MID CAP VALUE MANAGED VOLATILITY....       B                  267,471

AXA MODERATE ALLOCATION.................       A                      444
AXA MODERATE ALLOCATION.................       B                2,924,203

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           SHARE CLASS**  PORTFOLIO SHARES HELD
                                         ---------------  ---------------------

AXA MODERATE GROWTH STRATEGY............       B                5,073,509

AXA MODERATE-PLUS ALLOCATION............       A                    5,150
AXA MODERATE-PLUS ALLOCATION............       B                8,094,073

AXA/AB SMALL CAP GROWTH.................       A                      232
AXA/AB SMALL CAP GROWTH.................       B                  329,753

AXA/CLEARBRIDGE LARGE CAP GROWTH........       B                  686,690

AXA/JANUS ENTERPRISE....................       A                  164,662
AXA/JANUS ENTERPRISE....................       B                  356,563

AXA/LOOMIS SAYLES GROWTH................       B                  701,132

CHARTER/SM/ MULTI-SECTOR BOND...........       B                  609,191

CHARTER/SM/ SMALL CAP GROWTH............       B                  122,086

CHARTER/SM/ SMALL CAP VALUE.............       B                 67,625

DREYFUS STOCK INDEX FUND, INC........... INITIAL SHARES           415,821

EQ/BLACKROCK BASIC VALUE EQUITY.........       B                  536,409

EQ/CAPITAL GUARDIAN RESEARCH............       A                    2,742
EQ/CAPITAL GUARDIAN RESEARCH............       B                   72,780

EQ/COMMON STOCK INDEX...................       A                    1,234
EQ/COMMON STOCK INDEX...................       B                  838,235

EQ/CORE BOND INDEX......................       A                  843,585
EQ/CORE BOND INDEX......................       B                  506,494

EQ/EQUITY 500 INDEX.....................       B                  960,285

EQ/GLOBAL BOND PLUS.....................       B                  280,040

EQ/INTERMEDIATE GOVERNMENT BOND.........       A                  540,964
EQ/INTERMEDIATE GOVERNMENT BOND.........       B                  120,186

EQ/INTERNATIONAL EQUITY INDEX...........       A                  352,316
EQ/INTERNATIONAL EQUITY INDEX...........       B                  820,450

EQ/INVESCO COMSTOCK.....................       B                  214,547

EQ/JPMORGAN VALUE OPPORTUNITIES.........       A                       51
EQ/JPMORGAN VALUE OPPORTUNITIES.........       B                  272,989

EQ/LARGE CAP GROWTH INDEX...............       B                  455,018

EQ/LARGE CAP VALUE INDEX................       B                  480,181

EQ/MFS INTERNATIONAL GROWTH.............       B                1,042,477

EQ/MID CAP INDEX........................       B                  579,873

EQ/MONEY MARKET.........................       A                  551,811
EQ/MONEY MARKET.........................       B               10,684,116

EQ/PIMCO ULTRA SHORT BOND...............       A                  113,081
EQ/PIMCO ULTRA SHORT BOND...............       B                  373,538

EQ/QUALITY BOND PLUS....................       A                    2,039
EQ/QUALITY BOND PLUS....................       B                  275,600

EQ/SMALL COMPANY INDEX..................       A                  165,689
EQ/SMALL COMPANY INDEX..................       B                  655,825

EQ/T. ROWE PRICE GROWTH STOCK...........       B                  294,716

EQ/UBS GROWTH & INCOME..................       B                  183,875

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                 SHARE CLASS**     PORTFOLIO SHARES HELD
                                                                             --------------------- ---------------------

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.....................................    INITIAL CLASS                  583

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................................    INITIAL CLASS              129,794
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.....................................   SERVICE CLASS 2             187,850

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................................    INITIAL CLASS               38,610
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...................................   SERVICE CLASS 2              68,959

FIDELITY(R) VIP MID CAP PORTFOLIO...........................................   SERVICE CLASS 2             103,830

FRANKLIN INCOME VIP FUND....................................................       CLASS 2                  22,934

FRANKLIN MUTUAL SHARES VIP FUND.............................................       CLASS 2                  29,774

FRANKLIN RISING DIVIDENDS VIP FUND..........................................       CLASS 2                 254,911

FRANKLIN SMALL CAP VALUE VIP FUND...........................................       CLASS 2                  54,655

FRANKLIN STRATEGIC INCOME VIP FUND..........................................       CLASS 2                 524,668

GOLDMAN SACHS VIT MID CAP VALUE FUND........................................    SERVICE SHARES              96,534

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................................       SERIES I                 96,497

INVESCO V.I. GLOBAL CORE EQUITY FUND........................................       SERIES I                    208

INVESCO V.I. GLOBAL HEALTH CARE FUND........................................       SERIES I                  2,584

INVESCO V.I. GLOBAL REAL ESTATE FUND........................................      SERIES II                285,261

INVESCO V.I. INTERNATIONAL GROWTH FUND......................................      SERIES II                105,868

INVESCO V.I. MID CAP CORE EQUITY FUND.......................................      SERIES II                 71,492

INVESCO V.I. SMALL CAP EQUITY FUND..........................................      SERIES II                 42,781

INVESCO V.I. TECHNOLOGY FUND................................................       SERIES I                  2,583

IVY VIP ENERGY..............................................................       CLASS II               490,054

IVY VIP HIGH INCOME.........................................................       CLASS II              1,504,106

IVY VIP MID CAP GROWTH......................................................       CLASS II                352,698

IVY VIP SCIENCE AND TECHNOLOGY..............................................       CLASS II                158,580

IVY VIP SMALL CAP GROWTH....................................................       CLASS II                158,360

JANUS HENDERSON VIT ENTERPRISE PORTFOLIO.................................... INSTITUTIONAL SHARES            7,302

JANUS HENDERSON VIT FORTY PORTFOLIO......................................... INSTITUTIONAL SHARES           45,452

JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO............................... INSTITUTIONAL SHARES              422

JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO.................................    SERVICE SHARES             132,435

JANUS HENDERSON VIT OVERSEAS PORTFOLIO...................................... INSTITUTIONAL SHARES            5,684

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.........................    SERVICE SHARES             360,631

MFS(R) INTERNATIONAL VALUE PORTFOLIO........................................    SERVICE CLASS              445,453

MFS(R) INVESTORS TRUST SERIES...............................................    SERVICE CLASS               15,510

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......................    SERVICE CLASS               35,383

MFS(R) UTILITIES SERIES.....................................................    INITIAL CLASS                2,251

MORGAN STANLEY VARIABLE INSURANCE FUND INC. EMERGING MARKETS DEBT PORTFOLIO.       CLASS I                  14,996

MULTIMANAGER AGGRESSIVE EQUITY..............................................          B                     61,155

MULTIMANAGER CORE BOND......................................................          A                    975,959
MULTIMANAGER CORE BOND......................................................          B                    412,990

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           SHARE CLASS**  PORTFOLIO SHARES HELD
                                         ---------------  ---------------------

MULTIMANAGER MID CAP GROWTH.............       B                 174,206

MULTIMANAGER MID CAP VALUE..............       B                 123,719

MULTIMANAGER TECHNOLOGY.................       B                 301,667

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO.............................. ADVISOR CLASS           253,015

PIMCO REAL RETURN PORTFOLIO............. ADVISOR CLASS           375,245

PIMCO TOTAL RETURN PORTFOLIO............ ADVISOR CLASS           879,900

T. ROWE PRICE EQUITY INCOME PORTFOLIO -
 II.....................................    CLASS II              50,991

TARGET 2025 ALLOCATION..................       B                  16,235

TARGET 2035 ALLOCATION..................       B                  21,968

TARGET 2045 ALLOCATION..................       B                  45,783

TARGET 2055 ALLOCATION..................       B                  25,254

TEMPLETON DEVELOPING MARKETS VIP FUND...    CLASS 2              203,471

TEMPLETON GLOBAL BOND VIP FUND..........    CLASS 2              381,756

TEMPLETON GROWTH VIP FUND...............    CLASS 2               39,225

VANECK VIP EMERGING MARKETS FUND........ INITIAL CLASS           123,967

VANECK VIP GLOBAL HARD ASSETS FUND...... CLASS S SHARES          102,648
VANECK VIP GLOBAL HARD ASSETS FUND...... INITIAL CLASS            26,465

VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND...................... INITIAL CLASS           100,289

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges:

                                                 CONTRACT                               UNITS
                                                 CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                                 -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES..................  0.00%         B          $127.30       1,763

1290 VT DOUBLELINE DYNAMIC ALLOCATION...........  0.00%         B          $123.19      33,322

1290 VT DOUBLELINE OPPORTUNISTIC BOND...........  0.00%         B          $102.13         899

1290 VT EQUITY INCOME...........................  0.00%         A          $ 36.66     182,850
1290 VT EQUITY INCOME...........................  0.00%         B          $258.51      10,834

1290 VT GAMCO MERGERS & ACQUISITIONS............  0.00%         B          $191.34       9,897

1290 VT GAMCO SMALL COMPANY VALUE...............  0.00%         B          $ 96.69      36,494
1290 VT GAMCO SMALL COMPANY VALUE...............  0.00%         B          $440.57      60,226

1290 VT SMARTBETA EQUITY........................  0.00%         B          $126.07         353

1290 VT SOCIALLY RESPONSIBLE....................  0.00%         A          $ 19.33         277
1290 VT SOCIALLY RESPONSIBLE....................  0.00%         B          $214.75       1,418

ALL ASSET GROWTH-ALT 20.........................  0.00%         B          $ 21.61      10,573
ALL ASSET GROWTH-ALT 20.........................  0.00%         B          $166.45      49,301

AMERICAN CENTURY VP MID CAP VALUE FUND..........  0.00%      CLASS II      $250.02      25,319

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/........................  0.00%      CLASS 4       $146.74       6,948

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                      CONTRACT                               UNITS
                                                      CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                                      -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).  0.00%       CLASS 4      $128.66       9,018

AXA 400 MANAGED VOLATILITY...........................  0.00%          B         $218.79       4,609

AXA 500 MANAGED VOLATILITY...........................  0.00%          B         $227.98      10,899

AXA 2000 MANAGED VOLATILITY..........................  0.00%          B         $203.32       4,631

AXA AGGRESSIVE ALLOCATION............................  0.00%          A         $ 15.89          71
AXA AGGRESSIVE ALLOCATION............................  0.00%          B         $257.94     119,773

AXA BALANCED STRATEGY................................  0.00%          B         $162.81     194,040

AXA CONSERVATIVE ALLOCATION..........................  0.00%          A         $ 13.59      13,084
AXA CONSERVATIVE ALLOCATION..........................  0.00%          B         $161.48      19,884

AXA CONSERVATIVE GROWTH STRATEGY.....................  0.00%          B         $151.58      50,847

AXA CONSERVATIVE STRATEGY............................  0.00%          B         $130.46      18,293

AXA CONSERVATIVE-PLUS ALLOCATION.....................  0.00%          A         $ 14.36       2,404
AXA CONSERVATIVE-PLUS ALLOCATION.....................  0.00%          B         $184.11      34,798

AXA GLOBAL EQUITY MANAGED VOLATILITY.................  0.00%          B         $352.45      25,685

AXA GROWTH STRATEGY..................................  0.00%          B         $187.88     203,310

AXA INTERNATIONAL CORE MANAGED VOLATILITY............  0.00%          B         $180.36      24,742

AXA INTERNATIONAL MANAGED VOLATILITY.................  0.00%          B         $141.09       6,287

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........  0.00%          A         $ 20.65      35,958
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........  0.00%          B         $195.36      21,416

AXA LARGE CAP CORE MANAGED VOLATILITY................  0.00%          B         $229.27      13,308

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  0.00%          A         $ 28.16      11,001
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............  0.00%          B         $443.36      18,522

AXA LARGE CAP VALUE MANAGED VOLATILITY...............  0.00%          A         $ 29.45       2,109
AXA LARGE CAP VALUE MANAGED VOLATILITY...............  0.00%          B         $237.97      30,449

AXA MID CAP VALUE MANAGED VOLATILITY.................  0.00%          A         $ 28.05      13,551
AXA MID CAP VALUE MANAGED VOLATILITY.................  0.00%          B         $400.24      11,809

AXA MODERATE ALLOCATION..............................  0.00%          A         $ 14.50         442
AXA MODERATE ALLOCATION..............................  0.00%          B         $203.48     205,511

AXA MODERATE GROWTH STRATEGY.........................  0.00%          B         $175.04     495,849

AXA MODERATE-PLUS ALLOCATION.........................  0.00%          A         $ 15.36       3,851
AXA MODERATE-PLUS ALLOCATION.........................  0.00%          B         $233.89     397,686

AXA/AB SMALL CAP GROWTH..............................  0.00%          A         $ 33.52         141
AXA/AB SMALL CAP GROWTH..............................  0.00%          B         $453.45      13,731

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................  0.00%          B         $270.36      29,390

AXA/JANUS ENTERPRISE.................................  0.00%          A         $ 35.79      83,045
AXA/JANUS ENTERPRISE.................................  0.00%          B         $291.87      21,741

AXA/LOOMIS SAYLES GROWTH.............................  0.00%          B         $ 25.62       9,544
AXA/LOOMIS SAYLES GROWTH.............................  0.00%          B         $346.43      16,627

CHARTER/SM/ MULTI-SECTOR BOND........................  0.00%          B         $145.05      15,953

CHARTER/SM/ SMALL CAP GROWTH.........................  0.00%          B         $ 23.51       3,645
CHARTER/SM/ SMALL CAP GROWTH.........................  0.00%          B         $242.33       6,654

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         CONTRACT                               UNITS
                                         CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                         -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP VALUE.............  0.00%          B         $353.23       3,440

DREYFUS STOCK INDEX FUND, INC...........  0.00%   INITIAL SHARES   $ 39.89     555,114

EQ/BLACKROCK BASIC VALUE EQUITY.........  0.00%          B         $515.61      25,754

EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          A         $ 23.76       3,081
EQ/CAPITAL GUARDIAN RESEARCH............  0.00%          B         $336.81       5,775

EQ/COMMON STOCK INDEX...................  0.00%          A         $ 35.16       1,189
EQ/COMMON STOCK INDEX...................  0.00%          B         $224.67     125,686

EQ/CORE BOND INDEX......................  0.00%          A         $ 15.95     514,169
EQ/CORE BOND INDEX......................  0.00%          B         $142.69      34,968

EQ/EQUITY 500 INDEX.....................  0.00%          B         $247.66     170,396

EQ/GLOBAL BOND PLUS.....................  0.00%          B         $137.76      18,507

EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          A         $ 18.25     301,538
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $124.24       7,726
EQ/INTERMEDIATE GOVERNMENT BOND.........  0.00%          B         $169.28         744

EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          A         $ 15.87     223,233
EQ/INTERNATIONAL EQUITY INDEX...........  0.00%          B         $160.52      50,579

EQ/INVESCO COMSTOCK.....................  0.00%          B         $245.99      16,170

EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          A         $ 19.69          51
EQ/JPMORGAN VALUE OPPORTUNITIES.........  0.00%          B         $386.87      13,855

EQ/LARGE CAP GROWTH INDEX...............  0.00%          B         $225.05      28,618

EQ/LARGE CAP VALUE INDEX................  0.00%          B         $137.42      32,262

EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $ 23.81     124,352
EQ/MFS INTERNATIONAL GROWTH.............  0.00%          B         $248.46      23,056

EQ/MID CAP INDEX........................  0.00%          B         $292.20      29,983

EQ/MONEY MARKET.........................  0.00%          A         $ 11.47      48,114
EQ/MONEY MARKET.........................  0.00%          B         $132.02      79,521

EQ/PIMCO ULTRA SHORT BOND...............  0.00%          A         $ 14.48      77,510
EQ/PIMCO ULTRA SHORT BOND...............  0.00%          B         $123.07      30,180

EQ/QUALITY BOND PLUS....................  0.00%          A         $ 11.60       1,484
EQ/QUALITY BOND PLUS....................  0.00%          B         $173.41      13,415

EQ/SMALL COMPANY INDEX..................  0.00%          A         $ 20.76      94,638
EQ/SMALL COMPANY INDEX..................  0.00%          B         $374.84      20,765

EQ/T. ROWE PRICE GROWTH STOCK...........  0.00%          B         $ 34.70      81,097
EQ/T. ROWE PRICE GROWTH STOCK...........  0.00%          B         $298.21      36,555

EQ/UBS GROWTH & INCOME..................  0.00%          B         $277.48       6,586

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.  0.00%    INITIAL CLASS   $ 22.84         389

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.00%    INITIAL CLASS   $ 36.29     135,700
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.00%   SERVICE CLASS 2  $231.82      30,004

FIDELITY(R) VIP GROWTH & INCOME
 PORTFOLIO..............................  0.00%    INITIAL CLASS   $ 26.40      33,208
FIDELITY(R) VIP GROWTH & INCOME
 PORTFOLIO..............................  0.00%   SERVICE CLASS 2  $242.37       6,322

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.00%   SERVICE CLASS 2  $221.31      17,730

FRANKLIN INCOME VIP FUND................  0.00%       CLASS 2      $ 17.16      21,594

FRANKLIN MUTUAL SHARES VIP FUND.........  0.00%       CLASS 2      $191.25       3,170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         CONTRACT                                    UNITS
                                         CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                         -------- -------------------- ---------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND......  0.00%         CLASS 2         $244.66      29,650

FRANKLIN SMALL CAP VALUE VIP FUND.......  0.00%         CLASS 2         $222.45       4,865

FRANKLIN STRATEGIC INCOME VIP FUND......  0.00%         CLASS 2         $138.97      40,776

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.00%      SERVICE SHARES     $204.29       8,010

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.00%         SERIES I        $ 14.53     180,509

INVESCO V.I. GLOBAL CORE EQUITY FUND....  0.00%         SERIES I        $ 19.74         111

INVESCO V.I. GLOBAL HEALTH CARE FUND....  0.00%         SERIES I        $ 31.97       2,137

INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.00%        SERIES II        $175.68      27,376

INVESCO V.I. INTERNATIONAL GROWTH FUND..  0.00%        SERIES II        $166.91      24,946

INVESCO V.I. MID CAP CORE EQUITY FUND...  0.00%        SERIES II        $180.71       5,582

INVESCO V.I. SMALL CAP EQUITY FUND......  0.00%        SERIES II        $206.72       3,942

INVESCO V.I. TECHNOLOGY FUND............  0.00%         SERIES I        $ 31.03       1,900

IVY VIP ENERGY..........................  0.00%         CLASS II        $110.34      26,065

IVY VIP HIGH INCOME.....................  0.00%         CLASS II        $122.25      44,753

IVY VIP MID CAP GROWTH..................  0.00%         CLASS II        $232.50      17,609

IVY VIP SCIENCE AND TECHNOLOGY..........  0.00%         CLASS II        $178.23      24,057

IVY VIP SMALL CAP GROWTH................  0.00%         CLASS II        $200.67       9,177

JANUS HENDERSON VIT ENTERPRISE PORTFOLIO  0.00%   INSTITUTIONAL SHARES  $ 22.42      22,992

JANUS HENDERSON VIT FORTY PORTFOLIO.....  0.00%   INSTITUTIONAL SHARES  $ 27.84      64,913

JANUS HENDERSON VIT GLOBAL RESEARCH
 PORTFOLIO..............................  0.00%   INSTITUTIONAL SHARES  $ 15.99         692

JANUS HENDERSON VIT MID CAP VALUE
 PORTFOLIO..............................  0.00%      SERVICE SHARES     $ 33.73      68,643

JANUS HENDERSON VIT OVERSEAS PORTFOLIO..  0.00%   INSTITUTIONAL SHARES  $ 21.95       8,279

LAZARD RETIREMENT EMERGING MARKETS
 EQUITY PORTFOLIO.......................  0.00%      SERVICE SHARES     $132.60      64,152

MFS(R) INTERNATIONAL VALUE PORTFOLIO....  0.00%      SERVICE CLASS      $219.90      56,313

MFS(R) INVESTORS TRUST SERIES...........  0.00%      SERVICE CLASS      $231.41       1,990

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  0.00%      SERVICE CLASS      $241.81       2,689

MFS(R) UTILITIES SERIES.................  0.00%      INITIAL CLASS      $ 53.93       1,232

MORGAN STANLEY VARIABLE INSURANCE FUND
 INC. EMERGING MARKETS DEBT PORTFOLIO...  0.00%         CLASS I         $ 33.27       3,641

MULTIMANAGER AGGRESSIVE EQUITY..........  0.00%            B            $199.05      18,540

MULTIMANAGER CORE BOND..................  0.00%            A            $ 14.61     658,846
MULTIMANAGER CORE BOND..................  0.00%            B            $184.52      22,125

MULTIMANAGER MID CAP GROWTH.............  0.00%            B            $428.45       4,003

MULTIMANAGER MID CAP VALUE..............  0.00%            B            $300.80       6,836

MULTIMANAGER TECHNOLOGY.................  0.00%            B            $574.94      13,601

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO..............................  0.00%      ADVISOR CLASS      $ 72.91      25,114

PIMCO REAL RETURN PORTFOLIO.............  0.00%      ADVISOR CLASS      $125.92      36,983

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                CONTRACT                               UNITS
                                                CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                                -------- --------------- ---------- -----------

PIMCO TOTAL RETURN PORTFOLIO...................  0.00%   ADVISOR CLASS    $130.56     73,731

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II.....  0.00%      CLASS II      $210.29      7,071

TARGET 2025 ALLOCATION.........................  0.00%         B          $116.76      1,579

TARGET 2035 ALLOCATION.........................  0.00%         B          $119.39      2,177

TARGET 2045 ALLOCATION.........................  0.00%         B          $121.38      4,499

TARGET 2055 ALLOCATION.........................  0.00%         B          $125.09      2,272

TEMPLETON DEVELOPING MARKETS VIP FUND..........  0.00%      CLASS 2       $130.20     15,987

TEMPLETON GLOBAL BOND VIP FUND.................  0.00%      CLASS 2       $124.64     50,567

TEMPLETON GROWTH VIP FUND......................  0.00%      CLASS 2       $181.56      3,450

VANECK VIP EMERGING MARKETS FUND...............  0.00%   INITIAL CLASS    $ 33.72     57,455

VANECK VIP GLOBAL HARD ASSETS FUND.............  0.00%   CLASS S SHARES   $ 83.53     28,104
VANECK VIP GLOBAL HARD ASSETS FUND.............  0.00%   INITIAL CLASS    $ 38.11     16,480

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND
 FUND..........................................  0.00%   INITIAL CLASS    $ 22.57     39,540

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and expense risk related to the Variable Investment Options
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of the financial statements

                                    FSA-30

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                             1290 VT      1290 VT
                                                 1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY
                                               SECURITIES* ALLOCATION*   BOND*(A)       INCOME*     ACQUISITIONS*    VALUE*
                                               ----------- ----------- ------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $ 6,335    $ 21,643      $ 1,351      $  158,080     $  3,080     $  169,133
                                                 -------    --------      -------      ----------     --------     ----------

NET INVESTMENT INCOME (LOSS)..................     6,335      21,643        1,351         158,080        3,080        169,133
                                                 -------    --------      -------      ----------     --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....       746      10,375           (5)         76,686        3,363        605,015
   Net realized gain distribution from the
    Portfolios................................     5,301     186,704           74         701,843       98,522      1,994,372
                                                 -------    --------      -------      ----------     --------     ----------
 Net realized gain (loss).....................     6,047     197,079           69         778,529      101,885      2,599,387
                                                 -------    --------      -------      ----------     --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............       867      57,327       (1,050)        471,105         (372)     1,173,032
                                                 -------    --------      -------      ----------     --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................     6,914     254,406         (981)      1,249,634      101,513      3,772,419
                                                 -------    --------      -------      ----------     --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $13,249    $276,049      $   370      $1,407,714     $104,593     $3,941,552
                                                 =======    ========      =======      ==========     ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-31

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                      AMERICAN
                                                                                                       FUNDS
                                                                                                     INSURANCE       AMERICAN
                                                                                                  SERIES(R) GLOBAL     FUNDS
                                              1290 VT    1290 VT                      AMERICAN         SMALL         INSURANCE
                                             SMARTBETA   SOCIALLY     ALL ASSET    CENTURY VP MID  CAPITALIZATION  SERIES(R) NEW
                                              EQUITY*  RESPONSIBLE* GROWTH-ALT 20* CAP VALUE FUND     FUND/SM/     WORLD FUND(R)
                                             --------- ------------ -------------- -------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $  478     $ 2,975       $117,327       $ 70,423        $  2,544       $  7,692
                                              ------     -------       --------       --------        --------       --------

NET INVESTMENT INCOME (LOSS)................     478       2,975        117,327         70,423           2,544          7,692
                                              ------     -------       --------       --------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..     312      23,193         31,876         81,469          (9,377)         3,084
   Net realized gain distribution from the
    Portfolios..............................   1,094      40,728        157,366         87,600              --             --
                                              ------     -------       --------       --------        --------       --------
 Net realized gain (loss)...................   1,406      63,921        189,242        169,069          (9,377)         3,084
                                              ------     -------       --------       --------        --------       --------

 Net change in unrealized appreciation
   (depreciation) of investments............   1,793      (6,408)       616,343        320,314         148,404        167,796
                                              ------     -------       --------       --------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................   3,199      57,513        805,585        489,383         139,027        170,880
                                              ------     -------       --------       --------        --------       --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $3,677     $60,488       $922,912       $559,806        $141,571       $178,572
                                              ======     =======       ========       ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA 400     AXA 500    AXA 2000                                   AXA
                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                             ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............  $  7,271    $ 25,371    $  6,323     $  439,769    $  393,543    $ 38,385
                                              --------    --------    --------     ----------    ----------    --------

NET INVESTMENT INCOME (LOSS)................     7,271      25,371       6,323        439,769       393,543      38,385
                                              --------    --------    --------     ----------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments..    18,088      37,583      12,027        852,219       274,715     (16,503)
   Net realized gain distribution from the
    Portfolios..............................    75,272      47,109      49,016        989,038       300,036      83,903
                                              --------    --------    --------     ----------    ----------    --------
 Net realized gain (loss)...................    93,360      84,692      61,043      1,841,257       574,751      67,400
                                              --------    --------    --------     ----------    ----------    --------

 Net change in unrealized appreciation
   (depreciation) of investments............    26,269     248,230      40,028      2,782,092     1,761,659      66,428
                                              --------    --------    --------     ----------    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS................................   119,629     332,922     101,071      4,623,349     2,336,410     133,828
                                              --------    --------    --------     ----------    ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $126,900    $358,293    $107,394     $5,063,118    $2,729,953    $172,213
                                              ========    ========    ========     ==========    ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                        AXA                        AXA      AXA GLOBAL                  AXA
                                                    CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY               INTERNATIONAL
                                                       GROWTH    CONSERVATIVE     PLUS        MANAGED   AXA GROWTH CORE MANAGED
                                                     STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY* STRATEGY*   VOLATILITY*
                                                    ------------ ------------ ------------- ----------- ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................   $ 91,407     $24,640      $ 75,830    $   90,815  $  541,017   $ 69,150
                                                      --------     -------      --------    ----------  ----------   --------

NET INVESTMENT INCOME (LOSS).......................     91,407      24,640        75,830        90,815     541,017     69,150
                                                      --------     -------      --------    ----------  ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........     59,914      19,536        37,237       274,950     213,506     88,637
   Net realized gain distribution from the
    Portfolios.....................................     72,020      25,750       206,285            --     311,669         --
                                                      --------     -------      --------    ----------  ----------   --------
 Net realized gain (loss)..........................    131,934      45,286       243,522       274,950     525,175     88,637
                                                      --------     -------      --------    ----------  ----------   --------

 Net change in unrealized appreciation
   (depreciation) of investments...................    304,684      26,046       223,547     1,521,421   3,232,640    782,857
                                                      --------     -------      --------    ----------  ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................    436,618      71,332       467,069     1,796,371   3,757,815    871,494
                                                      --------     -------      --------    ----------  ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................   $528,025     $95,972      $542,899    $1,887,186  $4,298,832   $940,644
                                                      ========     =======      ========    ==========  ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 17,071      $ 92,306      $ 28,589     $   38,303     $107,151      $ 51,165
                                            --------      --------      --------     ----------     --------      --------

NET INVESTMENT INCOME (LOSS).............     17,071        92,306        28,589         38,303      107,151        51,165
                                            --------      --------      --------     ----------     --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      4,775       190,511        42,717        197,664      279,363       192,914
   Net realized gain distribution from
    the Portfolios.......................      7,443            --       186,575        631,131           --       308,004
                                            --------      --------      --------     ----------     --------      --------
 Net realized gain (loss)................     12,218       190,511       229,292        828,795      279,363       500,918
                                            --------      --------      --------     ----------     --------      --------

 Net change in unrealized appreciation
   (depreciation) of investments.........    115,463       678,797       287,257      1,055,757      518,275        (3,463)
                                            --------      --------      --------     ----------     --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    127,681       869,308       516,549      1,884,552      797,638       497,455
                                            --------      --------      --------     ----------     --------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $144,752      $961,614      $545,138     $1,922,855     $904,789      $548,620
                                            ========      ========      ========     ==========     ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                       AXA MODERATE AXA MODERATE-              AXA/CLEARBRIDGE
                                          AXA MODERATE    GROWTH        PLUS      AXA/AB SMALL    LARGE CAP     AXA/JANUS
                                          ALLOCATION*   STRATEGY*    ALLOCATION*  CAP GROWTH*      GROWTH*     ENTERPRISE*
                                          ------------ ------------ ------------- ------------ --------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  509,998   $1,163,432   $ 1,239,652   $   16,167    $    5,551    $       --
                                           ----------   ----------   -----------   ----------    ----------    ----------

NET INVESTMENT INCOME (LOSS).............     509,998    1,163,432     1,239,652       16,167         5,551            --
                                           ----------   ----------   -----------   ----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     435,550      324,219      (134,304)     119,730        85,823        16,564
   Net realized gain distribution from
    the Portfolios.......................   1,375,477      956,829     3,896,434      523,527       906,605       934,923
                                           ----------   ----------   -----------   ----------    ----------    ----------
 Net realized gain (loss)................   1,811,027    1,281,048     3,762,130      643,257       992,428       951,487
                                           ----------   ----------   -----------   ----------    ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,860,676    6,232,666     7,176,436      434,643       633,772     1,018,883
                                           ----------   ----------   -----------   ----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   3,671,703    7,513,714    10,938,566    1,077,900     1,626,200     1,970,370
                                           ----------   ----------   -----------   ----------    ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $4,181,701   $8,677,146   $12,178,218   $1,094,067    $1,631,751    $1,970,370
                                           ==========   ==========   ===========   ==========    ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          AXA/LOOMIS CHARTER/SM/  CHARTER/SM/ CHARTER/SM/                  EQ/BLACKROCK
                                            SAYLES   MULTI-SECTOR SMALL CAP   SMALL CAP    DREYFUS STOCK   BASIC VALUE
                                           GROWTH*      BOND*      GROWTH*      VALUE*    INDEX FUND, INC.   EQUITY*
                                          ---------- ------------ ----------  ----------  ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    9,070   $37,271     $ 59,793    $ 17,009      $  373,921      $178,755
                                          ----------   -------     --------    --------      ----------      --------

NET INVESTMENT INCOME (LOSS).............      9,070    37,271       59,793      17,009         373,921       178,755
                                          ----------   -------     --------    --------      ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     66,298      (841)     357,918      58,751       1,995,703       243,021
   Net realized gain distribution from
    the Portfolios.......................    142,742        --       53,076          --         544,649            --
                                          ----------   -------     --------    --------      ----------      --------
 Net realized gain (loss)................    209,040      (841)     410,994      58,751       2,540,352       243,021
                                          ----------   -------     --------    --------      ----------      --------

 Net change in unrealized appreciation
   (depreciation) of investments.........  1,056,999    11,049       24,386      45,030       1,552,212       559,924
                                          ----------   -------     --------    --------      ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  1,266,039    10,208      435,380     103,781       4,092,564       802,945
                                          ----------   -------     --------    --------      ----------      --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,275,109   $47,479     $495,173    $120,790      $4,466,485      $981,700
                                          ==========   =======     ========    ========      ==========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          EQ/CAPITAL                                                    EQ/INTERMEDIATE
                                           GUARDIAN   EQ/COMMON   EQ/CORE BOND EQ/EQUITY 500 EQ/GLOBAL    GOVERNMENT
                                          RESEARCH*  STOCK INDEX*    INDEX*       INDEX*     BOND PLUS*      BOND*
                                          ---------- ------------ ------------ ------------- ---------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 14,606   $  345,024    $220,799    $  562,544    $    956     $ 58,419
                                           --------   ----------    --------    ----------    --------     --------

NET INVESTMENT INCOME (LOSS).............    14,606      345,024     220,799       562,544         956       58,419
                                           --------   ----------    --------    ----------    --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    47,014      467,447      23,994       673,194     (12,174)      39,768
   Net realized gain distribution from
    the Portfolios.......................   104,603           --          --       345,901          --        3,937
                                           --------   ----------    --------    ----------    --------     --------
 Net realized gain (loss)................   151,617      467,447      23,994     1,019,095     (12,174)      43,705
                                           --------   ----------    --------    ----------    --------     --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   202,531    3,547,353     (77,663)    5,083,523     105,931      (77,036)
                                           --------   ----------    --------    ----------    --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   354,148    4,014,800     (53,669)    6,102,618      93,757      (33,331)
                                           --------   ----------    --------    ----------    --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $368,754   $4,359,824    $167,130    $6,665,162    $ 94,713     $ 25,088
                                           ========   ==========    ========    ==========    ========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                       EQ/JPMORGAN                                 EQ/MFS
                                          EQ/INTERNATIONAL EQ/INVESCO     VALUE      EQ/LARGE CAP  EQ/LARGE CAP INTERNATIONAL
                                           EQUITY INDEX*   COMSTOCK*  OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*    GROWTH*
                                          ---------------- ---------- -------------- ------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $  289,418     $ 28,813     $ 39,741     $   44,669     $ 75,511    $   63,241
                                             ----------     --------     --------     ----------     --------    ----------

NET INVESTMENT INCOME (LOSS).............       289,418       28,813       39,741         44,669       75,511        63,241
                                             ----------     --------     --------     ----------     --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       127,777      127,747      152,596        130,479       60,419        96,425
   Net realized gain distribution from
    the Portfolios.......................            --           --      482,466        247,158      136,291       285,770
                                             ----------     --------     --------     ----------     --------    ----------
 Net realized gain (loss)................       127,777      127,747      635,062        377,637      196,710       382,195
                                             ----------     --------     --------     ----------     --------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     1,648,489      450,511      (24,602)       889,997      190,462     1,544,236
                                             ----------     --------     --------     ----------     --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     1,776,266      578,258      610,460      1,267,634      387,172     1,926,431
                                             ----------     --------     --------     ----------     --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $2,065,684     $607,071     $650,201     $1,312,303     $462,683    $1,989,672
                                             ==========     ========     ========     ==========     ========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                             EQ/T. ROWE
                                               EQ/MID CAP EQ/MONEY EQ/PIMCO ULTRA EQ/QUALITY    EQ/SMALL    PRICE GROWTH
                                                 INDEX*   MARKET*   SHORT BOND*   BOND PLUS* COMPANY INDEX*    STOCK*
                                               ---------- -------- -------------- ---------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.............. $   75,353 $37,166     $60,730      $28,008     $   97,562    $       --
                                               ---------- -------     -------      -------     ----------    ----------

NET INVESTMENT INCOME (LOSS)..................     75,353  37,166      60,730       28,008         97,562            --
                                               ---------- -------     -------      -------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....    184,204      59         700       (5,984)       221,531       722,749
   Net realized gain distribution from the
    Portfolios................................    723,159     204          --           --        710,618     1,085,247
                                               ---------- -------     -------      -------     ----------    ----------
 Net realized gain (loss).....................    907,363     263         700       (5,984)       932,149     1,807,996
                                               ---------- -------     -------      -------     ----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments..............    109,565      17      26,758        6,716        142,257     1,372,904
                                               ---------- -------     -------      -------     ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................  1,016,928     280      27,458          732      1,074,406     3,180,900
                                               ---------- -------     -------      -------     ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................... $1,092,281 $37,446     $88,188      $28,740     $1,171,968    $3,180,900
                                               ========== =======     =======      =======     ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                              FIDELITY(R) VIP
                                              FIDELITY(R) VIP FIDELITY(R) VIP    GROWTH &
                                EQ/UBS GROWTH  ASSET MANAGER   CONTRAFUND(R)      INCOME      FIDELITY(R) VIP MID    FRANKLIN
                                  & INCOME*      PORTFOLIO       PORTFOLIO       PORTFOLIO       CAP PORTFOLIO    INCOME VIP FUND
                                ------------- --------------- --------------- --------------- ------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  4,818        $  160        $   94,949       $ 26,348          $ 16,299           $15,054
                                  --------        ------        ----------       --------          --------           -------

NET INVESTMENT INCOME (LOSS)...      4,818           160            94,949         26,348            16,299            15,054
                                  --------        ------        ----------       --------          --------           -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............     46,460             9           612,331        117,408            15,425             4,818
   Net realized gain
    distribution from the
    Portfolios.................    107,832           905           556,118         49,524           128,528                --
                                  --------        ------        ----------       --------          --------           -------
 Net realized gain (loss)......    154,292           914         1,168,449        166,932           143,953             4,818
                                  --------        ------        ----------       --------          --------           -------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    125,243            27           808,328        132,484           423,613            14,884
                                  --------        ------        ----------       --------          --------           -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    279,535           941         1,976,777        299,416           567,566            19,702
                                  --------        ------        ----------       --------          --------           -------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $284,353        $1,101        $2,071,726       $325,764          $583,865           $34,756
                                  ========        ======        ==========       ========          ========           =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                  FRANKLIN    FRANKLIN RISING FRANKLIN SMALL    FRANKLIN     GOLDMAN SACHS INVESCO V.I.
                                MUTUAL SHARES  DIVIDENDS VIP  CAP VALUE VIP     STRATEGIC     VIT MID CAP   DIVERSIFIED
                                  VIP FUND         FUND            FUND      INCOME VIP FUND  VALUE FUND   DIVIDEND FUND
                                ------------- --------------- -------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $11,063      $   94,095       $  4,251       $132,010       $  7,810      $  42,221
                                   -------      ----------       --------       --------       --------      ---------

NET INVESTMENT INCOME (LOSS)...     11,063          94,095          4,251        132,010          7,810         42,221
                                   -------      ----------       --------       --------       --------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      5,718          77,615        (15,312)       (31,284)         2,898        214,471
   Net realized gain
    distribution from the
    Portfolios.................     20,062         224,125         58,141             --         88,459         86,541
                                   -------      ----------       --------       --------       --------      ---------
 Net realized gain (loss)......     25,780         301,740         42,829        (31,284)        91,357        301,012
                                   -------      ----------       --------       --------       --------      ---------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................        381         776,970         49,592         94,831         42,175       (119,364)
                                   -------      ----------       --------       --------       --------      ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     26,161       1,078,710         92,421         63,547        133,532        181,648
                                   -------      ----------       --------       --------       --------      ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $37,224      $1,172,805       $ 96,672       $195,557       $141,342      $ 223,869
                                   =======      ==========       ========       ========       ========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                          GLOBAL CORE  GLOBAL HEALTH GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP
                                          EQUITY FUND    CARE FUND   ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND
                                          ------------ ------------- ------------ ------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $ 25        $   245      $133,585     $ 44,918        $ 2,079        $    --
                                              ----        -------      --------     --------        -------        -------

NET INVESTMENT INCOME (LOSS).............       25            245       133,585       44,918          2,079             --
                                              ----        -------      --------     --------        -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       71          1,920        26,860       58,452          3,239         (5,488)
   Net realized gain distribution from
    the Portfolios.......................       --          3,404        72,785           --         13,685         34,737
                                              ----        -------      --------     --------        -------        -------
 Net realized gain (loss)................       71          5,324        99,645       58,452         16,924         29,249
                                              ----        -------      --------     --------        -------        -------

 Net change in unrealized appreciation
   (depreciation) of investments.........      357          4,443       258,107      553,222         72,063         62,276
                                              ----        -------      --------     --------        -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      428          9,767       357,752      611,674         88,987         91,525
                                              ----        -------      --------     --------        -------        -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $453        $10,012      $491,337     $656,592        $91,066        $91,525
                                              ====        =======      ========     ========        =======        =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          INVESCO V.I.                                             IVY VIP SCIENCE
                                           TECHNOLOGY                 IVY VIP HIGH IVY VIP MID CAP       AND       IVY VIP SMALL
                                              FUND     IVY VIP ENERGY    INCOME        GROWTH        TECHNOLOGY     CAP GROWTH
                                          ------------ -------------- ------------ --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $    --      $  21,307      $233,846      $     --        $     --       $     --
                                            -------      ---------      --------      --------        --------       --------

NET INVESTMENT INCOME (LOSS).............        --         21,307       233,846            --              --             --
                                            -------      ---------      --------      --------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     1,970        (11,471)      (34,813)       32,639          15,255        (61,578)
   Net realized gain distribution from
    the Portfolios.......................     2,825             --            --        87,713         294,693         37,308
                                            -------      ---------      --------      --------        --------       --------
 Net realized gain (loss)................     4,795        (11,471)      (34,813)      120,352         309,948        (24,270)
                                            -------      ---------      --------      --------        --------       --------

 Net change in unrealized appreciation
   (depreciation) of investments.........    10,571       (276,273)       76,571       623,045         509,254        352,762
                                            -------      ---------      --------      --------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    15,366       (287,744)       41,758       743,397         819,202        328,492
                                            -------      ---------      --------      --------        --------       --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $15,366      $(266,437)     $275,604      $743,397        $819,202       $328,492
                                            =======      =========      ========      ========        ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                          JANUS                                     LAZARD
                                              JANUS         JANUS     HENDERSON VIT     JANUS         JANUS       RETIREMENT
                                          HENDERSON VIT HENDERSON VIT    GLOBAL     HENDERSON VIT HENDERSON VIT    EMERGING
                                           ENTERPRISE       FORTY       RESEARCH    MID CAP VALUE   OVERSEAS    MARKETS EQUITY
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ------------- ------------- ------------- ------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  1,183      $     --      $  3,341      $ 20,901       $ 2,729      $  133,379
                                            --------      --------      --------      --------       -------      ----------

NET INVESTMENT INCOME (LOSS).............      1,183            --         3,341        20,901         2,729         133,379
                                            --------      --------      --------      --------       -------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     37,391       156,536       169,202       144,259          (584)         48,499
   Net realized gain distribution from
    the Portfolios.......................     29,270       104,569            --       123,843            --              --
                                            --------      --------      --------      --------       -------      ----------
 Net realized gain (loss)................     66,661       261,105       169,202       268,102          (584)         48,499
                                            --------      --------      --------      --------       -------      ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     47,072       273,150       (80,668)      108,682        40,071       1,373,623
                                            --------      --------      --------      --------       -------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    113,733       534,255        88,534       376,784        39,487       1,422,122
                                            --------      --------      --------      --------       -------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $114,916      $534,255      $ 91,875      $397,685       $42,216      $1,555,501
                                            ========      ========      ========      ========       =======      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                       MORGAN
                                                                                                      STANLEY
                                                                       MFS(R)                         VARIABLE
                                        MFS(R)                      MASSACHUSETTS                  INSURANCE FUND
                                     INTERNATIONAL                    INVESTORS                    INC. EMERGING  MULTIMANAGER
                                         VALUE     MFS(R) INVESTORS GROWTH STOCK  MFS(R) UTILITIES  MARKETS DEBT   AGGRESSIVE
                                       PORTFOLIO     TRUST SERIES     PORTFOLIO        SERIES        PORTFOLIO      EQUITY*
                                     ------------- ---------------- ------------- ---------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $  125,443       $ 2,174        $  1,999         $2,755         $ 6,413       $  5,292
                                      ----------       -------        --------         ------         -------       --------

NET INVESTMENT INCOME (LOSS)........     125,443         2,174           1,999          2,755           6,413          5,292
                                      ----------       -------        --------         ------         -------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     140,752         1,606           2,297           (412)          1,120        551,194
   Net realized gain distribution
    from the Portfolios.............       9,146        15,578          24,974             --              --             --
                                      ----------       -------        --------         ------         -------       --------
 Net realized gain (loss)...........     149,898        17,184          27,271           (412)          1,120        551,194
                                      ----------       -------        --------         ------         -------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   1,806,347        56,088          80,980          6,337           4,579        327,261
                                      ----------       -------        --------         ------         -------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   1,956,245        73,272         108,251          5,925           5,699        878,455
                                      ----------       -------        --------         ------         -------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $2,081,688       $75,446        $110,250         $8,680         $12,112       $883,747
                                      ==========       =======        ========         ======         =======       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                         PIMCO
                                                                                                     COMMODITYREAL
                                                            MULTIMANAGER                               RETURN(R)   PIMCO REAL
                                               MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER   STRATEGY      RETURN
                                                CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO   PORTFOLIO
                                               ------------ ------------ -------------- ------------ ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............   $277,519     $     --      $ 15,164     $      276    $ 162,428    $ 88,702
                                                 --------     --------      --------     ----------    ---------    --------

NET INVESTMENT INCOME (LOSS)..................    277,519           --        15,164            276      162,428      88,702
                                                 --------     --------      --------     ----------    ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....    (25,677)      19,775        86,006        200,140      (94,720)    (33,336)
   Net realized gain distribution from the
    Portfolios................................         --      129,291            --        600,470           --          --
                                                 --------     --------      --------     ----------    ---------    --------
 Net realized gain (loss).....................    (25,677)     149,066        86,006        800,610      (94,720)    (33,336)
                                                 --------     --------      --------     ----------    ---------    --------

 Net change in unrealized appreciation
   (depreciation) of investments..............    137,582      193,335        70,928      1,253,106      (18,069)     77,747
                                                 --------     --------      --------     ----------    ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................    111,905      342,401       156,934      2,053,716     (112,789)     44,411
                                                 --------     --------      --------     ----------    ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................   $389,424     $342,401      $172,098     $2,053,992    $  49,639    $133,113
                                                 ========     ========      ========     ==========    =========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               PIMCO TOTAL T. ROWE PRICE
                                                 RETURN    EQUITY INCOME  TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                                PORTFOLIO  PORTFOLIO - II ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                               ----------- -------------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios..............  $152,358      $ 20,127      $ 2,497     $ 3,072     $ 7,206     $ 3,486
                                                --------      --------      -------     -------     -------     -------

NET INVESTMENT INCOME (LOSS)..................   152,358        20,127        2,497       3,072       7,206       3,486
                                                --------      --------      -------     -------     -------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments....   (10,626)       44,743        1,588       1,697       3,356       1,413
   Net realized gain distribution from the
    Portfolios................................        --       139,688           --          --          --          --
                                                --------      --------      -------     -------     -------     -------
 Net realized gain (loss).....................   (10,626)      184,431        1,588       1,697       3,356       1,413
                                                --------      --------      -------     -------     -------     -------

 Net change in unrealized appreciation
   (depreciation) of investments..............   208,191       (14,654)      16,775      16,892      43,546      21,294
                                                --------      --------      -------     -------     -------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS..................................   197,565       169,777       18,363      18,589      46,902      22,707
                                                --------      --------      -------     -------     -------     -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................  $349,923      $189,904      $20,860     $21,661     $54,108     $26,193
                                                ========      ========      =======     =======     =======     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                       VANECK VIP
                                           TEMPLETON                                                  UNCONSTRAINED
                                          DEVELOPING   TEMPLETON  TEMPLETON   VANECK VIP  VANECK VIP    EMERGING
                                          MARKETS VIP GLOBAL BOND GROWTH VIP   EMERGING   GLOBAL HARD MARKETS BOND
                                             FUND      VIP FUND      FUND    MARKETS FUND ASSETS FUND     FUND
                                          ----------- ----------- ---------- ------------ ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 14,381    $     --    $ 8,513     $  6,113    $      --    $ 16,783
                                           --------    --------    -------     --------    ---------    --------

NET INVESTMENT INCOME (LOSS).............    14,381          --      8,513        6,113           --      16,783
                                           --------    --------    -------     --------    ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    15,708     (22,986)     6,890       53,248     (130,487)    (25,021)
   Net realized gain distribution from
    the Portfolios.......................        --      18,633         --           --           --          --
                                           --------    --------    -------     --------    ---------    --------
 Net realized gain (loss)................    15,708      (4,353)     6,890       53,248     (130,487)    (25,021)
                                           --------    --------    -------     --------    ---------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   460,220      97,425     74,787      562,339       71,388      96,774
                                           --------    --------    -------     --------    ---------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   475,928      93,072     81,677      615,587      (59,099)     71,753
                                           --------    --------    -------     --------    ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $490,309    $ 93,072    $90,190     $621,700    $ (59,099)   $ 88,536
                                           ========    ========    =======     ========    =========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            1290 VT
                                                                                                          DOUBLELINE
                                                             1290 VT CONVERTIBLE   1290 VT DOUBLELINE    OPPORTUNISTIC
                                                              SECURITIES* (A)      DYNAMIC ALLOCATION*     BOND* (B)
                                                             ------------------  ----------------------  -------------
                                                               2017      2016       2017        2016         2017
                                                             --------   ------   ----------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)............................... $  6,335   $    7   $   21,643  $   32,312     $ 1,351
 Net realized gain (loss)...................................    6,047        1      197,079      16,259          69
 Net change in unrealized appreciation (depreciation) of
   investments..............................................      867      (13)      57,327      84,279      (1,050)
                                                             --------   ------   ----------  ----------     -------

 Net increase (decrease) in net assets resulting from
   operations...............................................   13,249       (5)     276,049     132,850         370
                                                             --------   ------   ----------  ----------     -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  161,770    3,245    2,168,046   1,427,755      91,732
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   56,745       --      (63,321)    (73,653)      1,601
 Redemptions for contract benefits and terminations.........       --       --       (1,229)     (7,128)         --
 Contract maintenance charges...............................  (10,482)     (60)    (560,225)   (366,565)     (1,895)
                                                             --------   ------   ----------  ----------     -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  208,033    3,185    1,543,271     980,409      91,438
                                                             --------   ------   ----------  ----------     -------

NET INCREASE (DECREASE) IN NET ASSETS.......................  221,282    3,180    1,819,320   1,113,259      91,808
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................    3,180       --    2,285,725   1,172,466          --
                                                             --------   ------   ----------  ----------     -------

NET ASSETS -- END OF YEAR OR PERIOD......................... $224,462   $3,180   $4,105,045  $2,285,725     $91,808
                                                             ========   ======   ==========  ==========     =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(b)Units were made available on May 19, 2017.

                                    FSA-50

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    1290 VT GAMCO
                                                           1290 VT EQUITY             MERGERS &           1290 VT GAMCO SMALL
                                                              INCOME*               ACQUISITIONS*           COMPANY VALUE*
                                                      -----------------------  ----------------------  ------------------------
                                                          2017        2016        2017        2016         2017         2016
                                                      -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)........................ $   158,080  $  173,656  $    3,080  $       94  $   169,133  $   100,597
 Net realized gain (loss)............................     778,529     869,932     101,885      83,374    2,599,387    1,134,356
 Net change in unrealized appreciation
   (depreciation) of investments.....................     471,105       2,040        (372)     23,521    1,173,032    2,925,399
                                                      -----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   1,407,714   1,045,628     104,593     106,989    3,941,552    4,160,352
                                                      -----------  ----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............     522,300     462,827     350,885     266,313    6,317,575    4,006,843
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     (94,582)     11,494      16,983     (40,933)    (440,594)    (433,899)
 Redemptions for contract benefits and terminations..  (1,250,773)   (568,248)    (23,442)    (56,148)    (539,624)    (604,427)
 Contract maintenance charges........................    (416,649)   (386,365)   (133,039)   (118,039)  (1,758,507)  (1,439,908)
                                                      -----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  (1,239,704)   (480,292)    211,387      51,193    3,578,850    1,528,609
                                                      -----------  ----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................     168,010     565,336     315,980     158,182    7,520,402    5,688,961
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............   9,336,169   8,770,833   1,578,237   1,420,055   22,611,044   16,922,083
                                                      -----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $ 9,504,179  $9,336,169  $1,894,217  $1,578,237  $30,131,446  $22,611,044
                                                      ===========  ==========  ==========  ==========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        1290 VT SMARTBETA  1290 VT SOCIALLY          ALL ASSET
                                                          EQUITY* (A)        RESPONSIBLE*       GROWTH-ALT 20* (C)
                                                        ---------------   ------------------  ----------------------
                                                          2017     2016     2017      2016       2017        2016
                                                        -------   ------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   478   $   80  $  2,975  $  2,834  $  117,327  $   54,180
 Net realized gain (loss)..............................   1,406       (8)   63,921     4,684     189,242      83,782
 Net change in unrealized appreciation (depreciation)
   of investments......................................   1,793      (46)   (6,408)   15,132     616,343     197,650
                                                        -------   ------  --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   3,677       26    60,488    22,650     922,912     335,612
                                                        -------   ------  --------  --------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  25,916    4,990    65,740    52,178   2,625,960   1,332,837
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  13,931    2,269   (35,952)  (15,360)  1,474,248    (292,834)
 Redemptions for contract benefits and terminations....     (18)      --    (7,002)   (3,496)   (112,610)    (12,298)
 Contract maintenance charges..........................  (5,741)    (594)  (25,009)  (18,936)   (709,401)   (408,441)
                                                        -------   ------  --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  34,088    6,665    (2,223)   14,386   3,278,197     619,264
                                                        -------   ------  --------  --------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Separate Account MLOA K..................      --       --        --        --         389          --
                                                        -------   ------  --------  --------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  37,765    6,691    58,265    37,036   4,201,498     954,876
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   6,691       --   251,625   214,589   4,232,979   3,278,103
                                                        -------   ------  --------  --------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $44,456   $6,691  $309,890  $251,625  $8,434,477  $4,232,979
                                                        =======   ======  ========  ========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 20, 2016.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.

                                    FSA-52

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   AMERICAN FUNDS
                                                                                 INSURANCE SERIES(R)       AMERICAN FUNDS
                                                          AMERICAN CENTURY VP       GLOBAL SMALL         INSURANCE SERIES(R)
                                                          MID CAP VALUE FUND    CAPITALIZATION FUND/SM/   NEW WORLD FUND(R)
                                                        ----------------------  ----------------------  --------------------
                                                           2017        2016        2017        2016        2017       2016
                                                        ----------  ----------  ----------   --------   ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   70,423  $   38,827  $    2,544   $    382   $    7,692  $  3,049
 Net realized gain (loss)..............................    169,069     121,611      (9,377)    46,471        3,084   (10,057)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    320,314     348,707     148,404    (36,365)     167,796    28,980
                                                        ----------  ----------  ----------   --------   ----------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    559,806     509,145     141,571     10,488      178,572    21,972
                                                        ----------  ----------  ----------   --------   ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  2,274,772   1,354,191     353,311    195,224      373,740   245,308
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    189,865     467,574     210,404    (13,278)     194,549    64,688
 Redemptions for contract benefits and terminations....    (56,189)    (25,633)     (9,053)      (508)      (7,684)   (4,298)
 Contract maintenance charges..........................   (398,469)   (213,101)    (65,692)   (45,679)     (93,703)  (60,391)
                                                        ----------  ----------  ----------   --------   ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  2,009,979   1,583,031     488,970    135,759      466,902   245,307
                                                        ----------  ----------  ----------   --------   ----------  --------

 Net increase (decrease) in amount retained by MONY
   America in Separate Account MLOA K..................        (72)         13          --         --           --        --
                                                        ----------  ----------  ----------   --------   ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,569,713   2,092,189     630,541    146,247      645,474   267,279
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  3,760,750   1,668,561     388,975    242,728      514,767   247,488
                                                        ----------  ----------  ----------   --------   ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,330,463  $3,760,750  $1,019,516   $388,975   $1,160,241  $514,767
                                                        ==========  ==========  ==========   ========   ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA 400 MANAGED        AXA 500 MANAGED      AXA 2000 MANAGED
                                                             VOLATILITY*            VOLATILITY*           VOLATILITY*
                                                        --------------------  ----------------------  ------------------
                                                           2017       2016       2017        2016       2017      2016
                                                        ----------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    7,271  $  4,007  $   25,371  $   12,431  $  6,323  $  3,713
 Net realized gain (loss)..............................     93,360    32,029      84,692      25,131    61,043    14,186
 Net change in unrealized appreciation (depreciation)
   of investments......................................     26,269    58,920     248,230      60,742    40,028    77,166
                                                        ----------  --------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    126,900    94,956     358,293      98,304   107,394    95,065
                                                        ----------  --------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    127,220   100,517     434,279     406,979   183,338   108,364
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    243,068    46,702     839,938     (16,241)  170,915     2,833
 Redemptions for contract benefits and terminations....     (5,868)  (13,231)    (49,004)     (5,930)  (27,149)   (5,236)
 Contract maintenance charges..........................    (72,780)  (61,994)   (166,600)   (104,904)  (59,563)  (40,799)
                                                        ----------  --------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    291,640    71,994   1,058,613     279,904   267,541    65,162
                                                        ----------  --------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................    418,540   166,950   1,416,906     378,208   374,935   160,227
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............    589,891   422,941   1,067,781     689,573   566,698   406,471
                                                        ----------  --------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $1,008,431  $589,891  $2,484,687  $1,067,781  $941,633  $566,698
                                                        ==========  ========  ==========  ==========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA AGGRESSIVE             AXA BALANCED           AXA CONSERVATIVE
                                                             ALLOCATION*                STRATEGY*               ALLOCATION*
                                                      ------------------------  ------------------------  ----------------------
                                                          2017         2016         2017         2016        2017        2016
                                                      -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)........................ $   439,769  $   245,963  $   393,543  $   223,382  $   38,385  $   34,591
 Net realized gain (loss)............................   1,841,257    1,370,027      574,751      236,975      67,400      42,747
 Net change in unrealized appreciation
   (depreciation) of investments.....................   2,782,092      609,602    1,761,659      858,945      66,428      20,291
                                                      -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations...................................   5,063,118    2,225,592    2,729,953    1,319,302     172,213      97,629
                                                      -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............   2,718,814    2,946,759    6,503,024    8,161,205     479,097     519,893
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (522,353)    (708,297)    (510,001)    (675,322)   (330,972)    195,021
 Redemptions for contract benefits and terminations..  (1,357,431)  (1,682,023)    (395,316)    (330,492)   (183,666)   (102,391)
 Contract maintenance charges........................  (1,950,843)  (2,061,023)  (3,391,104)  (2,958,526)   (342,891)   (365,738)
                                                      -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................  (1,111,813)  (1,504,584)   2,206,603    4,196,865    (378,432)    246,785
                                                      -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K................        (993)          --           --           --          --          --
                                                      -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS................   3,950,312      721,008    4,936,556    5,516,167    (206,219)    344,414
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  26,944,890   26,223,882   26,655,644   21,139,477   3,595,221   3,250,807
                                                      -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $30,895,202  $26,944,890  $31,592,200  $26,655,644  $3,389,002  $3,595,221
                                                      ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA CONSERVATIVE        AXA CONSERVATIVE        AXA CONSERVATIVE-
                                                           GROWTH STRATEGY*            STRATEGY*           PLUS ALLOCATION*
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   91,407  $   51,424  $   24,640  $   18,564  $   75,830  $   59,578
 Net realized gain (loss)..............................    131,934      61,073      45,286      15,294     243,522     177,149
 Net change in unrealized appreciation (depreciation)
   of investments......................................    304,684     167,836      26,046      27,781     223,547      66,254
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    528,025     280,333      95,972      61,639     542,899     302,981
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,531,515   1,498,704     481,148     435,697     721,895     764,229
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    491,750    (166,167)   (202,143)    (88,295)   (173,593)    (14,888)
 Redemptions for contract benefits and terminations....   (188,046)    (84,486)    (29,598)    (12,318)   (446,077)   (148,938)
 Contract maintenance charges..........................   (752,895)   (686,289)   (258,384)   (247,579)   (634,232)   (666,982)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,082,324     561,762      (8,977)     87,505    (532,007)    (66,579)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,610,349     842,095      86,995     149,144      10,892     236,402
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  6,096,818   5,254,723   2,299,530   2,150,386   6,430,270   6,193,868
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,707,167  $6,096,818  $2,386,525  $2,299,530  $6,441,162  $6,430,270
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                             AXA INTERNATIONAL
                                                           AXA GLOBAL EQUITY                                   CORE MANAGED
                                                          MANAGED VOLATILITY*     AXA GROWTH STRATEGY*          VOLATILITY*
                                                        ----------------------  ------------------------  ----------------------
                                                           2017        2016         2017         2016        2017        2016
                                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   90,815  $   66,542  $   541,017  $   261,005  $   69,150  $   10,359
 Net realized gain (loss)..............................    274,950     164,812      525,175      312,036      88,637     (10,248)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  1,521,421      83,355    3,232,640    1,542,526     782,857      12,902
                                                        ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,887,186     314,709    4,298,832    2,115,567     940,644      13,013
                                                        ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    974,863     918,536    9,730,012    7,344,563     546,004     523,255
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (298,359)   (121,940)  (1,097,285)    (597,264)   (177,234)     30,559
 Redemptions for contract benefits and terminations....   (230,476)   (215,736)    (569,401)    (507,555)   (112,647)    (87,733)
 Contract maintenance charges..........................   (547,150)   (583,621)  (3,206,405)  (2,690,684)   (325,524)   (322,410)
                                                        ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   (101,122)     (2,761)   4,856,921    3,549,060     (69,401)    143,671
                                                        ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,786,064     311,948    9,155,753    5,664,627     871,243     156,684
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  7,266,998   6,955,050   29,042,378   23,377,751   3,591,265   3,434,581
                                                        ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $9,053,062  $7,266,998  $38,198,131  $29,042,378  $4,462,508  $3,591,265
                                                        ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                               AXA INTERNATIONAL
                                                         AXA INTERNATIONAL       VALUE MANAGED        AXA LARGE CAP CORE
                                                        MANAGED VOLATILITY*       VOLATILITY*         MANAGED VOLATILITY*
                                                        ------------------  ----------------------  ----------------------
                                                          2017      2016       2017        2016        2017        2016
                                                        --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $ 17,071  $  4,790  $   92,306  $   18,945  $   28,589  $   26,527
 Net realized gain (loss)..............................   12,218     1,942     190,511      66,796     229,292      46,956
 Net change in unrealized appreciation (depreciation)
   of investments......................................  115,463    (5,646)    678,797     (67,144)    287,257     147,226
                                                        --------  --------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  144,752     1,086     961,614      18,597     545,138     220,709
                                                        --------  --------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  126,798   116,929     452,509     430,974     187,352     165,742
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  270,414   (25,732)    192,961      (4,288)    (23,648)     (7,651)
 Redemptions for contract benefits and terminations....   (2,409)   (1,747)   (437,189)   (161,964)    (19,691)     (9,047)
 Contract maintenance charges..........................  (44,250)  (27,572)   (280,564)   (278,746)   (131,358)   (117,158)
                                                        --------  --------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  350,553    61,878     (72,283)    (14,024)     12,655      31,886
                                                        --------  --------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Separate Account MLOA K..................       --        --          --          --           6           3
                                                        --------  --------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  495,305    62,964     889,331       4,573     557,799     252,598
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  391,719   328,755   4,037,521   4,032,948   2,493,310   2,240,712
                                                        --------  --------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $887,024  $391,719  $4,926,852  $4,037,521  $3,051,109  $2,493,310
                                                        ========  ========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             AXA LARGE CAP
                                                            GROWTH MANAGED        AXA LARGE CAP VALUE      AXA MID CAP VALUE
                                                              VOLATILITY*         MANAGED VOLATILITY*     MANAGED VOLATILITY*
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   38,303  $   36,826  $  107,151  $  104,822  $   51,165  $   50,701
 Net realized gain (loss)..............................    828,795     383,571     279,363     168,314     500,918     139,186
 Net change in unrealized appreciation (depreciation)
   of investments......................................  1,055,757     (72,401)    518,275     609,887      (3,463)    469,936
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,922,855     347,996     904,789     883,023     548,620     659,823
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    950,600     908,360     799,981     767,034     636,317     501,335
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (297,635)   (215,498)   (198,038)   (148,738)   (116,051)    (85,366)
 Redemptions for contract benefits and terminations....   (165,363)   (119,059)   (280,367)   (203,522)    (97,089)   (105,185)
 Contract maintenance charges..........................   (481,910)   (499,886)   (465,393)   (545,020)   (278,022)   (273,660)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................      5,692      73,917    (143,817)   (130,246)    145,155      37,124
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,928,547     421,913     760,972     752,777     693,775     696,947
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  6,593,358   6,171,445   6,587,234   5,834,457   4,422,567   3,725,620
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $8,521,905  $6,593,358  $7,348,206  $6,587,234  $5,116,342  $4,422,567
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                         AXA MODERATE              AXA MODERATE            AXA MODERATE-PLUS
                                                          ALLOCATION*            GROWTH STRATEGY*             ALLOCATION*
                                                   ------------------------  ------------------------  ------------------------
                                                       2017         2016         2017         2016         2017         2016
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)..................... $   509,998  $   339,554  $ 1,163,432  $   609,102  $ 1,239,652  $   728,703
 Net realized gain (loss).........................   1,811,027    1,433,322    1,281,048      592,577    3,762,130    2,215,228
 Net change in unrealized appreciation
   (depreciation) of investments..................   1,860,676      178,673    6,232,666    3,221,827    7,176,436    2,724,050
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................   4,181,701    1,951,549    8,677,146    4,423,506   12,178,218    5,667,981
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   4,604,576    5,157,726   18,352,779   16,588,660    9,183,842    9,616,715
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (468,841)    (545,019)  (1,292,543)  (1,054,309)  (1,163,137)  (1,777,786)
 Redemptions for contract benefits and
   terminations...................................    (956,907)  (1,158,385)    (880,841)    (789,955)  (3,510,033)  (2,667,355)
 Contract maintenance charges.....................  (3,581,875)  (3,580,962)  (7,907,381)  (6,876,487)  (6,869,380)  (7,235,896)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (403,047)    (126,640)   8,272,014    7,867,909   (2,358,708)  (2,064,322)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,778,654    1,824,909   16,949,160   12,291,415    9,819,510    3,603,659
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  38,052,739   36,227,830   69,843,719   57,552,304   83,254,994   79,651,335
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $41,831,393  $38,052,739  $86,792,879  $69,843,719  $93,074,504  $83,254,994
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA/AB SMALL CAP         AXA/CLEARBRIDGE            AXA/JANUS
                                                                GROWTH*            LARGE CAP GROWTH*          ENTERPRISE*
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   16,167  $   16,002  $    5,551  $       --  $       --  $       --
 Net realized gain (loss)..............................    643,257     398,588     992,428       7,005     951,487      67,129
 Net change in unrealized appreciation (depreciation)
   of investments......................................    434,643     120,583     633,772      67,888   1,018,883    (366,091)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,094,067     535,173   1,631,751      74,893   1,970,370    (298,962)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,127,894     969,771   1,031,592   1,289,224   1,031,776   1,211,059
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (287,390)    (98,904)   (516,070)   (369,156)    225,345    (193,762)
 Redemptions for contract benefits and terminations....    (78,803)    (55,490)   (137,934)    (81,005)   (425,805)   (235,642)
 Contract maintenance charges..........................   (386,366)   (354,122)   (494,121)   (468,835)   (523,392)   (493,371)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    375,335     461,255    (116,533)    370,228     307,924     288,284
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,469,402     996,428   1,515,218     445,121   2,278,294     (10,678)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  4,761,430   3,765,002   6,430,447   5,985,326   7,039,504   7,050,182
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,230,832  $4,761,430  $7,945,665  $6,430,447  $9,317,798  $7,039,504
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           AXA/LOOMIS SAYLES      CHARTER/SM/ MULTI-     CHARTER/SM/ SMALL CAP
                                                                GROWTH*              SECTOR BOND*               GROWTH*
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    9,070  $   10,270  $   37,271  $   41,180  $   59,793  $       --
 Net realized gain (loss)..............................    209,040      99,466        (841)      1,476     410,994     134,941
 Net change in unrealized appreciation (depreciation)
   of investments......................................  1,056,999      77,777      11,049      10,409      24,386      41,057
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,275,109     187,513      47,479      53,065     495,173     175,998
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,415,696     770,720     445,622     412,780     281,627     190,749
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    336,653     613,642      71,907     (35,559)    (62,073)      7,220
 Redemptions for contract benefits and terminations....    (27,568)    (41,179)    (67,469)    (50,106)   (798,083)    (68,521)
 Contract maintenance charges..........................   (318,573)   (187,859)   (221,491)   (205,148)   (245,299)   (257,897)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,406,208   1,155,324     228,569     121,967    (823,828)   (128,449)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,681,317   1,342,837     276,048     175,032    (328,655)     47,549
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  3,335,826   1,992,989   2,038,158   1,863,126   2,067,707   2,020,158
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,017,143  $3,335,826  $2,314,206  $2,038,158  $1,739,052  $2,067,707
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                       CHARTER/SM /SMALL CAP     DREYFUS STOCK INDEX       EQ/BLACKROCK BASIC
                                                              VALUE*                 FUND, INC.               VALUE EQUITY*
                                                      ----------------------  ------------------------  ------------------------
                                                         2017        2016         2017         2016         2017         2016
                                                      ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)........................ $   17,009  $   13,535  $   373,921  $   433,840  $   178,755  $   149,409
 Net realized gain (loss)............................     58,751      12,437    2,540,352    1,171,461      243,021      237,756
 Net change in unrealized appreciation
   (depreciation) of investments.....................     45,030     202,310    1,552,212      720,697      559,924    1,225,487
                                                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................    120,790     228,282    4,466,485    2,325,998      981,700    1,612,652
                                                      ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............    120,604     103,284      164,547      154,334    2,564,079    2,125,663
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (89,834)      4,742   (1,780,433)      74,410       94,892     (283,118)
 Redemptions for contract benefits and terminations..     (4,136)     (6,581)  (2,766,812)  (1,235,189)    (207,853)    (152,923)
 Contract maintenance charges........................    (69,217)    (65,479)    (577,487)    (578,833)  (1,015,786)    (875,247)
                                                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (42,583)     35,966   (4,960,185)  (1,585,278)   1,435,332      814,375
                                                      ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................     78,207     264,248     (493,700)     740,720    2,417,032    2,427,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  1,137,291     873,043   22,731,791   21,991,071   10,862,168    8,435,141
                                                      ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $1,215,498  $1,137,291  $22,238,091  $22,731,791  $13,279,200  $10,862,168
                                                      ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        EQ/CAPITAL GUARDIAN        EQ/COMMON STOCK
                                                             RESEARCH*                 INDEX*              EQ/CORE BOND INDEX*
                                                      ----------------------  ------------------------  ------------------------
                                                         2017        2016         2017         2016         2017         2016
                                                      ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)........................ $   14,606  $   11,519  $   345,024  $   274,396  $   220,799  $   185,567
 Net realized gain (loss)............................    151,617      67,535      467,447      312,572       23,994       42,873
 Net change in unrealized appreciation
   (depreciation) of investments.....................    202,531      25,384    3,547,353    1,254,736      (77,663)     (64,619)
                                                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................    368,754     104,438    4,359,824    1,841,704      167,130      163,821
                                                      ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............    487,612     356,674    7,973,588    5,028,479    1,805,537    1,140,309
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (45,931)    (88,155)    (142,277)      41,465    1,380,711      (73,228)
 Redemptions for contract benefits and terminations..    (26,813)    (44,345)    (447,993)    (242,277)  (1,614,716)    (839,706)
 Contract maintenance charges........................   (120,354)   (105,866)  (2,075,681)  (1,492,808)    (652,690)    (597,743)
                                                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    294,514     118,308    5,307,637    3,334,859      918,842     (370,368)
                                                      ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................    663,268     222,746    9,667,461    5,176,563    1,085,972     (206,547)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  1,355,069   1,132,323   18,612,496   13,435,933   12,200,096   12,406,643
                                                      ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $2,018,337  $1,355,069  $28,279,957  $18,612,496  $13,286,068  $12,200,096
                                                      ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                    EQ/GLOBAL BOND           EQ/INTERMEDIATE
                                                        EQ/EQUITY 500 INDEX*             PLUS*              GOVERNMENT BOND*
                                                      ------------------------  ----------------------  ------------------------
                                                          2017         2016        2017        2016         2017         2016
                                                      -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)........................ $   562,544  $   428,838  $      956  $   37,418  $    58,419  $    49,690
 Net realized gain (loss)............................   1,019,095      595,947     (12,174)     (3,164)      43,705       67,162
 Net change in unrealized appreciation
   (depreciation) of investments.....................   5,083,523    1,550,070     105,931     (28,395)     (77,036)     (78,800)
                                                      -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   6,665,162    2,574,855      94,713       5,859       25,088       38,052
                                                      -----------  -----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............  10,362,791    6,925,873     732,383     510,981      801,271      794,707
 Transfers between Variable Investment Options
   including guaranteed interest account, net........     489,123      472,991      41,537     (33,257)       9,843       21,409
 Redemptions for contract benefits and terminations..    (415,000)    (253,360)    (55,341)    (56,643)    (195,282)     (15,413)
 Contract maintenance charges........................  (2,847,421)  (1,978,121)   (190,848)   (195,738)  (1,127,435)  (1,044,943)
                                                      -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................   7,589,493    5,167,383     527,731     225,343     (511,603)    (244,240)
                                                      -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K................           8            4          --          --           --           --
                                                      -----------  -----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................  14,254,663    7,742,242     622,444     231,202     (486,515)    (206,188)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  27,944,968   20,202,726   1,926,935   1,695,733    7,206,805    7,412,993
                                                      -----------  -----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $42,199,631  $27,944,968  $2,549,379  $1,926,935  $ 6,720,290  $ 7,206,805
                                                      ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        EQ/INTERNATIONAL EQUITY        EQ/INVESCO           EQ/JPMORGAN VALUE
                                                                 INDEX*                 COMSTOCK*            OPPORTUNITIES*
                                                        -----------------------  ----------------------  ----------------------
                                                            2017        2016        2017        2016        2017        2016
                                                        -----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   289,418  $  223,006  $   28,813  $   79,104  $   39,741  $   20,436
 Net realized gain (loss)..............................     127,777      79,843     127,747      70,993     635,062      40,403
 Net change in unrealized appreciation (depreciation)
   of investments......................................   1,648,489    (113,175)    450,511     365,654     (24,602)    328,810
                                                        -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   2,065,684     189,674     607,071     515,751     650,201     389,649
                                                        -----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,707,256   1,220,371     394,781     480,998   1,619,985     795,657
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     367,810     131,124    (217,273)    (42,135)  1,092,453      (5,433)
 Redemptions for contract benefits and terminations....    (213,524)   (253,104)    (81,544)    (64,243)    (32,362)    (30,581)
 Contract maintenance charges..........................    (621,102)   (594,359)   (219,753)   (203,649)   (294,393)   (155,324)
                                                        -----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,240,440     504,032    (123,789)    170,971   2,385,683     604,319
                                                        -----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................   3,306,124     693,706     483,282     686,722   3,035,884     993,968
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   8,354,585   7,660,879   3,494,597   2,807,875   2,325,150   1,331,182
                                                        -----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $11,660,709  $8,354,585  $3,977,879  $3,494,597  $5,361,034  $2,325,150
                                                        ===========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             EQ/LARGE CAP         EQ/LARGE CAP VALUE     EQ/MFS INTERNATIONAL
                                                             GROWTH INDEX*              INDEX*                  GROWTH*
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   44,669  $   37,171  $   75,511  $   54,607  $   63,241  $   58,323
 Net realized gain (loss)..............................    377,637     336,863     196,710     164,773     382,195      50,376
 Net change in unrealized appreciation (depreciation)
   of investments......................................    889,997    (168,915)    190,462     127,016   1,544,236        (982)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,312,303     205,119     462,683     346,396   1,989,672     107,717
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,975,423     918,123   1,339,716     917,594   1,225,969     785,684
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (104,993)   (254,962)    (24,017)    (49,295)    132,429      (2,151)
 Redemptions for contract benefits and terminations....    (99,841)    (28,566)    (59,364)    (49,747)   (121,676)   (169,203)
 Contract maintenance charges..........................   (436,020)   (324,074)   (272,334)   (192,912)   (478,329)   (393,827)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,334,569     310,521     984,001     625,640     758,393     220,503
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         12          --          --          --          22          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,646,884     515,640   1,446,684     972,036   2,748,087     328,220
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  3,793,740   3,278,100   2,987,045   2,015,009   5,941,060   5,612,840
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,440,624  $3,793,740  $4,433,729  $2,987,045  $8,689,147  $5,941,060
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                              EQ/PIMCO ULTRA
                                                           EQ/MID CAP INDEX*        EQ/MONEY MARKET*            SHORT BOND*
                                                        ----------------------  ------------------------  ----------------------
                                                           2017        2016         2017         2016        2017        2016
                                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   75,353  $   62,816  $    37,166  $        49  $   60,730  $   46,723
 Net realized gain (loss)..............................    907,363     410,957          263          (71)        700      (2,890)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    109,565     520,534           17           70      26,758      44,793
                                                        ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  1,092,281     994,307       37,446           48      88,188      88,626
                                                        ----------  ----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  2,073,806   1,252,462   14,793,434   10,379,642     592,198     763,541
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     (3,676)     59,883   (9,818,987)  (7,897,286)      8,946     (64,980)
 Redemptions for contract benefits and terminations....   (203,734)    (87,442)  (2,851,200)  (1,022,575)    (96,382)    (73,365)
 Contract maintenance charges..........................   (555,911)   (442,806)  (1,075,295)  (1,062,049)   (395,419)   (355,874)
                                                        ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,310,485     782,097    1,047,952      397,732     109,343     269,322
                                                        ----------  ----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          6           6           --           --          --          --
                                                        ----------  ----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,402,772   1,776,410    1,085,398      397,780     197,531     357,948
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  6,358,291   4,581,881    9,965,279    9,567,499   4,639,077   4,281,129
                                                        ----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $8,761,063  $6,358,291  $11,050,677  $ 9,965,279  $4,836,608  $4,639,077
                                                        ==========  ==========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            EQ/QUALITY BOND        EQ/SMALL COMPANY         EQ/T. ROWE PRICE
                                                                 PLUS*                  INDEX*               GROWTH STOCK*
                                                        ----------------------  ----------------------  -----------------------
                                                           2017        2016        2017        2016         2017        2016
                                                        ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   28,008  $   23,791  $   97,562  $   76,641  $        --  $       --
 Net realized gain (loss)..............................     (5,984)     (6,307)    932,149     560,610    1,807,996     367,239
 Net change in unrealized appreciation (depreciation)
   of investments......................................      6,716       2,278     142,257     623,954    1,372,904    (214,928)
                                                        ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     28,740      19,762   1,171,968   1,261,205    3,180,900     152,311
                                                        ----------  ----------  ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    465,501     378,268   1,804,352     839,373    2,487,092   1,694,474
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     83,661      16,488      36,944      48,094     (359,931)     (4,056)
 Redemptions for contract benefits and terminations....    (59,526)    (33,193)   (358,284)   (155,813)    (169,472)   (162,510)
 Contract maintenance charges..........................   (204,217)   (190,780)   (497,144)   (381,840)    (760,086)   (586,985)
                                                        ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    285,419     170,783     985,868     349,814    1,197,603     940,923
                                                        ----------  ----------  ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          --          --          --          945        (946)
                                                        ----------  ----------  ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................    314,159     190,545   2,157,836   1,611,019    4,379,448   1,092,288
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,030,388   1,839,843   7,591,007   5,979,988    9,349,468   8,257,180
                                                        ----------  ----------  ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,344,547  $2,030,388  $9,748,843  $7,591,007  $13,728,916  $9,349,468
                                                        ==========  ==========  ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                          FIDELITY(R) VIP
                                                            EQ/UBS GROWTH &     FIDELITY(R) VIP ASSET      CONTRAFUND(R)
                                                                INCOME*         MANAGER PORTFOLIO            PORTFOLIO
                                                        ----------------------  --------------------  -----------------------
                                                           2017        2016      2017       2016          2017        2016
                                                        ----------  ----------   ------     ------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    4,818  $    9,586  $  160     $  115     $    94,949  $   63,224
 Net realized gain (loss)..............................    154,292     103,018     914        321       1,168,449     748,774
 Net change in unrealized appreciation (depreciation)
   of investments......................................    125,243      (5,219)     27       (205)        808,328    (168,520)
                                                        ----------  ----------   ------     ------    -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    284,353     107,385   1,101        231       2,071,726     643,478
                                                        ----------  ----------   ------     ------    -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    407,873     226,721     129        140       2,133,076   1,625,642
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    109,557    (145,190)    338        391        (653,015)    (80,022)
 Redemptions for contract benefits and terminations....    (43,802)    (35,936)     --         --        (115,623)   (116,009)
 Contract maintenance charges..........................   (117,865)    (93,867)   (422)      (367)       (659,077)   (504,581)
                                                        ----------  ----------   ------     ------    -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    355,763     (48,272)     45        164         705,361     925,030
                                                        ----------  ----------   ------     ------    -----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --         937      --         --              (6)         --
                                                        ----------  ----------   ------     ------    -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................    640,116      60,050   1,146        395       2,777,081   1,568,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  1,221,792   1,161,742   7,740      7,345       9,107,164   7,538,656
                                                        ----------  ----------   ------     ------    -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $1,861,908  $1,221,792  $8,886     $7,740     $11,884,245  $9,107,164
                                                        ==========  ==========   ======     ======    ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        FIDELITY(R) VIP GROWTH & FIDELITY(R) VIP MID CAP FRANKLIN INCOME VIP
                                                           INCOME PORTFOLIO             PORTFOLIO               FUND
                                                        ----------------------   ----------------------  ------------------
                                                           2017         2016        2017        2016       2017      2016
                                                        ----------   ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   26,348   $   27,618  $   16,299  $    7,221  $ 15,054  $ 17,871
 Net realized gain (loss)..............................    166,932      144,798     143,953     113,913     4,818     1,521
 Net change in unrealized appreciation (depreciation)
   of investments......................................    132,484       69,548     423,613     129,200    14,884    27,258
                                                        ----------   ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    325,764      241,964     583,865     250,334    34,756    46,650
                                                        ----------   ----------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    604,514      349,943     968,141     630,875    22,946    21,271
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   (116,128)     (30,079)    234,618     (38,793)   (6,728)  (12,941)
 Redemptions for contract benefits and terminations....   (102,957)     (34,082)    (50,543)    (17,954)  (57,964)  (20,637)
 Contract maintenance charges..........................   (152,683)    (114,828)   (257,917)   (197,417)  (15,031)  (13,888)
                                                        ----------   ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    232,746      170,954     894,299     376,711   (56,777)  (26,195)
                                                        ----------   ----------  ----------  ----------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          (13)        (12)          5        --        --
                                                        ----------   ----------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................    558,510      412,905   1,478,152     627,050   (22,021)   20,455
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  1,850,588    1,437,683   2,445,604   1,818,554   392,861   372,406
                                                        ----------   ----------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,409,098   $1,850,588  $3,923,756  $2,445,604  $370,840  $392,861
                                                        ==========   ==========  ==========  ==========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-71

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          FRANKLIN MUTUAL       FRANKLIN RISING      FRANKLIN SMALL CAP
                                                          SHARES VIP FUND     DIVIDENDS VIP FUND       VALUE VIP FUND
                                                        ------------------  ----------------------  --------------------
                                                          2017      2016       2017        2016        2017       2016
                                                        --------  --------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $ 11,063  $  6,132  $   94,095  $   56,783  $    4,251  $  3,263
 Net realized gain (loss)..............................   25,780    32,846     301,740     509,361      42,829    63,331
 Net change in unrealized appreciation (depreciation)
   of investments......................................      381     9,495     776,970      49,317      49,592    57,117
                                                        --------  --------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................   37,224    48,473   1,172,805     615,461      96,672   123,711
                                                        --------  --------  ----------  ----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  163,865    69,879   1,181,015   1,311,906     452,679   256,339
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   78,902   (18,335)    (23,880)    134,057     (92,396)  115,866
 Redemptions for contract benefits and terminations....   (3,357)  (13,966)    (30,145)    (31,746)    (23,288)   (4,654)
 Contract maintenance charges..........................  (39,294)  (23,132)   (405,937)   (299,590)    (86,754)  (48,781)
                                                        --------  --------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  200,116    14,446     721,053   1,114,627     250,241   318,770
                                                        --------  --------  ----------  ----------  ----------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................        3       (30)         --          --           2        19
                                                        --------  --------  ----------  ----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................  237,343    62,889   1,893,858   1,730,088     346,915   442,500
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  368,904   306,015   5,360,900   3,630,812     735,266   292,766
                                                        --------  --------  ----------  ----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $606,247  $368,904  $7,254,758  $5,360,900  $1,082,181  $735,266
                                                        ========  ========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-72

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                             INVESCO V.I.
                                                          FRANKLIN STRATEGIC       GOLDMAN SACHS VIT     DIVERSIFIED DIVIDEND
                                                            INCOME VIP FUND       MID CAP VALUE FUND             FUND
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  132,010  $  104,598  $    7,810  $   11,430  $   42,221  $   34,901
 Net realized gain (loss)..............................    (31,284)    (46,096)     91,357      (2,617)    301,012      56,084
 Net change in unrealized appreciation (depreciation)
   of investments......................................     94,831     178,532      42,175     111,494    (119,364)    283,264
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    195,557     237,034     141,342     120,307     223,869     374,249
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,878,634   1,082,071     625,262     244,629      37,531      35,849
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    259,514     (57,824)    (65,308)    (75,795)   (391,895)     39,893
 Redemptions for contract benefits and terminations....    (30,085)    (44,453)     (8,782)     (9,486)     (9,344)    (84,421)
 Contract maintenance charges..........................   (412,323)   (302,522)   (106,875)    (81,652)    (95,929)   (101,361)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,695,740     677,272     444,297      77,696    (459,637)   (110,040)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          16           6           7          --          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,891,297     914,322     585,645     198,010    (235,768)    264,209
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  3,775,163   2,860,841   1,050,665     852,655   2,858,559   2,594,350
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $5,666,460  $3,775,163  $1,636,310  $1,050,665  $2,622,791  $2,858,559
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-73

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL   INVESCO V.I. GLOBAL
                                                        CORE EQUITY FUND     HEALTH CARE FUND      REAL ESTATE FUND
                                                        ------------------  -----------------   ----------------------
                                                         2017      2016       2017      2016       2017        2016
                                                         ------    ------   -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   25    $   23    $   245   $     --  $  133,585  $   43,394
 Net realized gain (loss)..............................     71        21      5,324     15,449      99,645      82,737
 Net change in unrealized appreciation (depreciation)
   of investments......................................    357       100      4,443    (25,836)    258,107     (88,386)
                                                         ------    ------   -------   --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    453       144     10,012    (10,387)    491,337      37,745
                                                         ------    ------   -------   --------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     21        20      6,109      7,383   1,430,009   1,143,084
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (23)      (22)    (1,813)    (3,824)   (134,167)    (66,877)
 Redemptions for contract benefits and terminations....     --        --     (8,612)   (10,617)    (41,664)    (29,243)
 Contract maintenance charges..........................   (370)     (340)    (5,421)    (5,109)   (343,744)   (262,590)
                                                         ------    ------   -------   --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   (372)     (342)    (9,737)   (12,167)    910,434     784,374
                                                         ------    ------   -------   --------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................     --        --         --         --          --         (38)
                                                         ------    ------   -------   --------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................     81      (198)       275    (22,554)  1,401,771     822,081
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,155     2,353     68,033     90,587   3,407,727   2,585,646
                                                         ------    ------   -------   --------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,236    $2,155    $68,308   $ 68,033  $4,809,498  $3,407,727
                                                         ======    ======   =======   ========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-74

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                             INVESCO V.I.
                                                             INTERNATIONAL      INVESCO V.I. MID CAP  INVESCO V.I. SMALL
                                                              GROWTH FUND         CORE EQUITY FUND      CAP EQUITY FUND
                                                        ----------------------  --------------------  ------------------
                                                           2017        2016        2017       2016      2017      2016
                                                        ----------  ----------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   44,918  $   27,831  $    2,079  $     --  $     --  $     --
 Net realized gain (loss)..............................     58,452      18,110      16,924    32,600    29,249    35,461
 Net change in unrealized appreciation (depreciation)
   of investments......................................    553,222     (62,219)     72,063    23,429    62,276    25,160
                                                        ----------  ----------  ----------  --------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    656,592     (16,278)     91,066    56,029    91,525    60,621
                                                        ----------  ----------  ----------  --------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,354,708     847,040     483,276   119,947   164,740   123,415
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (63,730)     21,899     (30,090)  (20,018)   28,229   (24,487)
 Redemptions for contract benefits and terminations....    (53,816)    (27,849)    (17,972)   (2,710)   (2,941)   (2,366)
 Contract maintenance charges..........................   (279,516)   (192,356)    (40,601)  (29,391)  (50,821)  (38,500)
                                                        ----------  ----------  ----------  --------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    957,646     648,734     394,613    67,828   139,207    58,062
                                                        ----------  ----------  ----------  --------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          --           4         3        --        85
                                                        ----------  ----------  ----------  --------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,614,238     632,456     485,683   123,860   230,732   118,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,549,565   1,917,109     523,106   399,246   584,250   465,482
                                                        ----------  ----------  ----------  --------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $4,163,803  $2,549,565  $1,008,789  $523,106  $814,982  $584,250
                                                        ==========  ==========  ==========  ========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          INVESCO V.I.
                                                         TECHNOLOGY FUND      IVY VIP ENERGY        IVY VIP HIGH INCOME
                                                        ----------------  ----------------------  ----------------------
                                                          2017     2016      2017        2016        2017        2016
                                                        -------  -------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    --  $    --  $   21,307  $    2,389  $  233,846  $  151,245
 Net realized gain (loss)..............................   4,795    2,521     (11,471)      9,817     (34,813)    (45,142)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  10,571   (2,866)   (276,273)    576,334      76,571     252,391
                                                        -------  -------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  15,366     (345)   (266,437)    588,540     275,604     358,494
                                                        -------  -------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   6,113    7,100     917,905     800,237   1,783,301   1,645,900
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  (1,809)  (1,572)     19,168     (85,361)    264,574      50,370
 Redemptions for contract benefits and terminations....      --       --     (32,900)    (17,929)    (45,453)    (17,123)
 Contract maintenance charges..........................  (4,924)  (3,826)   (234,646)   (185,234)   (436,427)   (276,555)
                                                        -------  -------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (620)   1,702     669,527     511,713   1,565,995   1,402,592
                                                        -------  -------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  14,746    1,357     403,090   1,100,253   1,841,599   1,761,086
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  44,597   43,240   2,472,940   1,372,687   3,629,437   1,868,351
                                                        -------  -------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $59,343  $44,597  $2,876,030  $2,472,940  $5,471,036  $3,629,437
                                                        =======  =======  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            IVY VIP MID CAP       IVY VIP SCIENCE AND      IVY VIP SMALL CAP
                                                                GROWTH                TECHNOLOGY                GROWTH
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $       --  $       --  $       --  $       --  $       --  $       --
 Net realized gain (loss)..............................    120,352     120,421     309,948      17,138     (24,270)    110,121
 Net change in unrealized appreciation (depreciation)
   of investments......................................    623,045       5,497     509,254      50,188     352,762     (62,872)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    743,397     125,918     819,202      67,326     328,492      47,249
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,175,191     668,792   1,417,314     919,549     486,014     347,216
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    106,740     (73,544)    212,723     122,158    (176,123)    (53,671)
 Redemptions for contract benefits and terminations....    (16,929)    (24,918)    (29,501)    (10,541)    (31,086)     (3,772)
 Contract maintenance charges..........................   (241,810)   (171,016)   (306,415)   (185,039)   (122,737)    (87,697)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  1,023,192     399,314   1,294,121     846,127     156,068     202,076
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          --           9          --           8          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  1,766,589     525,232   2,113,332     913,453     484,568     249,325
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  2,327,887   1,802,655   2,174,324   1,260,871   1,356,917   1,107,592
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $4,094,476  $2,327,887  $4,287,656  $2,174,324  $1,841,485  $1,356,917
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-77

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        JANUS HENDERSON VIT                         JANUS HENDERSON VIT
                                                            ENTERPRISE        JANUS HENDERSON VIT     GLOBAL RESEARCH
                                                             PORTFOLIO          FORTY PORTFOLIO          PORTFOLIO
                                                        ------------------  ----------------------  -------------------
                                                          2017      2016       2017        2016        2017      2016
                                                        --------  --------  ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  1,183  $    625  $       --  $       --  $   3,341  $  3,962
 Net realized gain (loss)..............................   66,661    66,868     261,105     320,248    169,202     6,442
 Net change in unrealized appreciation (depreciation)
   of investments......................................   47,072   (19,208)    273,150    (301,470)   (80,668)   (4,246)
                                                        --------  --------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................  114,916    48,285     534,255      18,778     91,875     6,158
                                                        --------  --------  ----------  ----------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    5,543     1,993           7           7     42,249    11,769
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   39,433   (40,655)    (10,116)         (8)       232      (129)
 Redemptions for contract benefits and terminations....  (64,185)  (20,036)   (620,673)   (215,794)  (396,140)   (1,701)
 Contract maintenance charges..........................  (12,629)  (12,052)    (41,170)    (40,582)   (75,294)  (70,904)
                                                        --------  --------  ----------  ----------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  (31,838)  (70,750)   (671,952)   (256,377)  (428,953)  (60,965)
                                                        --------  --------  ----------  ----------  ---------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................       --        --          11          --         --        --
                                                        --------  --------  ----------  ----------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................   83,078   (22,465)   (137,686)   (237,599)  (337,078)  (54,807)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  432,818   455,283   1,944,905   2,182,504    358,698   413,505
                                                        --------  --------  ----------  ----------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $515,896  $432,818  $1,807,219  $1,944,905  $  21,620  $358,698
                                                        ========  ========  ==========  ==========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-78

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          JANUS HENDERSON VIT                           LAZARD RETIREMENT
                                                             MID CAP VALUE       JANUS HENDERSON VIT    EMERGING MARKETS
                                                               PORTFOLIO         OVERSEAS PORTFOLIO     EQUITY PORTFOLIO
                                                        -----------------------  ------------------  ----------------------
                                                            2017        2016       2017      2016       2017        2016
                                                        -----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    20,901  $   22,476  $  2,729  $  5,330  $  133,379  $   47,449
 Net realized gain (loss)..............................     268,102     354,229      (584)    1,837      48,499     (17,991)
 Net change in unrealized appreciation (depreciation)
   of investments......................................     108,682      56,644    40,071   (14,321)  1,373,623     694,642
                                                        -----------  ----------  --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     397,685     433,349    42,216    (7,154)  1,555,501     724,100
                                                        -----------  ----------  --------  --------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     109,897      43,315     1,233     1,153   2,892,785   1,578,608
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     483,961      21,619    17,086    10,929    (211,657)   (193,738)
 Redemptions for contract benefits and terminations....  (1,114,375)    (44,373)       --        --     (90,994)    (50,848)
 Contract maintenance charges..........................    (244,261)   (223,618)   (4,909)   (4,128)   (514,597)   (388,204)
                                                        -----------  ----------  --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (764,778)   (203,057)   13,410     7,954   2,075,537     945,818
                                                        -----------  ----------  --------  --------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................    (367,093)    230,292    55,626       800   3,631,038   1,669,918
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   2,683,384   2,453,092   126,147   125,347   4,876,251   3,206,333
                                                        -----------  ----------  --------  --------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 2,316,291  $2,683,384  $181,773  $126,147  $8,507,289  $4,876,251
                                                        ===========  ==========  ========  ========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-79

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                        MFS(R) MASSACHUSETTS
                                                          MFS(R) INTERNATIONAL   MFS(R) INVESTORS TRUST  INVESTORS GROWTH
                                                            VALUE PORTFOLIO            SERIES             STOCK PORTFOLIO
                                                        -----------------------  ---------------------  ------------------
                                                            2017        2016       2017        2016       2017       2016
                                                        -----------  ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   125,443  $   64,273  $  2,174    $  1,411   $  1,999   $    844
 Net realized gain (loss)..............................     149,898     199,112    17,184      29,388     27,271     30,906
 Net change in unrealized appreciation (depreciation)
   of investments......................................   1,806,347     (88,092)   56,088     (10,433)    80,980    (20,379)
                                                        -----------  ----------   --------   --------   --------   --------

 Net increase (decrease) in net assets resulting from
   operations..........................................   2,081,688     175,293    75,446      20,366    110,250     11,371
                                                        -----------  ----------   --------   --------   --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   4,192,196   2,279,044   134,943      86,462    275,423    114,996
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     597,310      91,425    (1,397)     (5,235)       624     38,230
 Redemptions for contract benefits and terminations....    (123,952)    (42,624)      (35)     (2,829)    (3,391)      (830)
 Contract maintenance charges..........................    (790,333)   (533,903)  (35,888)    (22,830)   (47,909)   (23,359)
                                                        -----------  ----------   --------   --------   --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   3,875,221   1,793,942    97,623      55,568    224,747    129,037
                                                        -----------  ----------   --------   --------   --------   --------

NET INCREASE (DECREASE) IN NET ASSETS..................   5,956,909   1,969,235   173,069      75,934    334,997    140,408
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   6,426,685   4,457,450   287,409     211,475    315,346    174,938
                                                        -----------  ----------   --------   --------   --------   --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $12,383,594  $6,426,685  $460,478    $287,409   $650,343   $315,346
                                                        ===========  ==========   ========   ========   ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  MORGAN STANLEY
                                                                                VARIABLE INSURANCE
                                                                                FUND INC. EMERGING
                                                                                   MARKETS DEBT          MULTIMANAGER
                                                        MFS(R) UTILITIES SERIES      PORTFOLIO        AGGRESSIVE EQUITY*
                                                        ----------------------  ------------------  ----------------------
                                                          2017        2016        2017      2016       2017        2016
                                                         -------     --------   --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $ 2,755     $  2,264    $  6,413  $  7,956  $    5,292  $   18,390
 Net realized gain (loss)..............................    (412)         833       1,120      (849)    551,194     198,075
 Net change in unrealized appreciation (depreciation)
   of investments......................................   6,337        2,902       4,579     6,900     327,261    (111,652)
                                                         -------     --------   --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   8,680        5,999      12,112    14,007     883,747     104,813
                                                         -------     --------   --------  --------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   5,959        7,173       5,717     2,321     604,510     711,345
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........  (1,646)      (5,904)       (364)   (6,814)   (913,656)    (86,333)
 Redemptions for contract benefits and terminations....  (2,483)      (7,957)    (40,666)  (14,610)   (120,578)   (213,096)
 Contract maintenance charges..........................  (4,846)      (4,337)     (1,672)   (1,957)   (242,442)   (276,642)
                                                         -------     --------   --------  --------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  (3,016)     (11,025)    (36,985)  (21,060)   (672,166)    135,274
                                                         -------     --------   --------  --------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................   5,664       (5,026)    (24,873)   (7,053)    211,581     240,087
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  60,752       65,778     146,039   153,092   3,478,766   3,238,679
                                                         -------     --------   --------  --------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $66,416     $ 60,752    $121,166  $146,039  $3,690,347  $3,478,766
                                                         =======     ========   ========  ========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                            MULTIMANAGER CORE      MULTIMANAGER MID CAP      MULTIMANAGER MID
                                                                  BOND*                   GROWTH*               CAP VALUE*
                                                        ------------------------  ----------------------  ----------------------
                                                            2017         2016        2017        2016        2017        2016
                                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   277,519  $   260,384  $       --  $    1,182  $   15,164  $   18,351
 Net realized gain (loss)..............................     (25,677)     (27,362)    149,066      32,015      86,006      35,930
 Net change in unrealized appreciation (depreciation)
   of investments......................................     137,582       84,433     193,335      47,746      70,928     254,547
                                                        -----------  -----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     389,424      317,455     342,401      80,943     172,098     308,828
                                                        -----------  -----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     768,512    1,469,850     246,217     271,052     248,768     194,907
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     447,961       61,020      37,676     (39,122)   (112,856)    (29,425)
 Redemptions for contract benefits and terminations....     (49,902)    (327,558)    (43,129)     (5,296)    (38,164)    (16,013)
 Contract maintenance charges..........................    (690,122)    (699,652)   (114,510)   (101,609)   (146,211)   (140,628)
                                                        -----------  -----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     476,449      503,660     126,254     125,025     (48,463)      8,841
                                                        -----------  -----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................          --           --          --          --          --           4
                                                        -----------  -----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................     865,873      821,115     468,655     205,968     123,635     317,673
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  12,840,784   12,019,669   1,246,527   1,040,559   1,932,807   1,615,134
                                                        -----------  -----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $13,706,657  $12,840,784  $1,715,182  $1,246,527  $2,056,442  $1,932,807
                                                        ===========  ===========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                         PIMCO
                                                             MULTIMANAGER       COMMODITYREALRETURN(R)     PIMCO REAL RETURN
                                                              TECHNOLOGY*         STRATEGY PORTFOLIO           PORTFOLIO
                                                        ----------------------  ----------------------  ----------------------
                                                           2017        2016        2017        2016        2017        2016
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $      276  $      331  $  162,428  $   10,647  $   88,702  $   60,127
 Net realized gain (loss)..............................    800,610     363,099     (94,720)   (112,702)    (33,336)    (62,050)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  1,253,106      43,923     (18,069)    242,210      77,747     127,690
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  2,053,992     407,353      49,639     140,155     133,113     125,767
                                                        ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  1,270,332   1,105,422     736,748     387,654   1,528,522     983,926
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     24,112     (86,055)     13,579     (82,300)    334,521    (313,379)
 Redemptions for contract benefits and terminations....   (100,835)    (82,832)    (15,966)    (11,941)    (49,262)    (38,237)
 Contract maintenance charges..........................   (461,009)   (365,815)   (144,753)   (116,998)   (357,837)   (276,589)
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    732,600     570,720     589,608     176,415   1,455,944     355,721
                                                        ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          (4)         --          --       3,633          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,786,592     978,069     639,247     316,570   1,592,690     481,488
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  5,032,905   4,054,836   1,192,584     876,014   3,067,870   2,586,382
                                                        ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $7,819,497  $5,032,905  $1,831,831  $1,192,584  $4,660,560  $3,067,870
                                                        ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          PIMCO TOTAL RETURN     T. ROWE PRICE EQUITY       TARGET 2025
                                                               PORTFOLIO         INCOME PORTFOLIO - II      ALLOCATION*
                                                        ----------------------  ----------------------  ------------------
                                                           2017        2016        2017        2016       2017      2016
                                                        ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  152,358  $  118,127  $   20,127  $   17,945  $  2,497  $  1,788
 Net realized gain (loss)..............................    (10,626)     (8,191)    184,431     112,469     1,588        93
 Net change in unrealized appreciation (depreciation)
   of investments......................................    208,191      21,363     (14,654)     20,933    16,775     3,448
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    349,923     131,299     189,904     151,347    20,860     5,329
                                                        ----------  ----------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  3,023,029   1,850,156     411,878     185,045    60,715    72,055
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    455,725     238,490       2,293      40,574      (671)    7,232
 Redemptions for contract benefits and terminations....   (107,289)    (80,844)     (4,564)    (21,662)       --        --
 Contract maintenance charges..........................   (845,269)   (663,166)   (117,624)    (76,773)  (25,012)  (15,554)
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  2,526,196   1,344,636     291,983     127,184    35,032    63,733
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................        274         285           9          11        --        --
                                                        ----------  ----------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................  2,876,393   1,476,220     481,896     278,542    55,892    69,062
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  6,749,749   5,273,529   1,005,079     726,537   128,449    59,387
                                                        ----------  ----------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $9,626,142  $6,749,749  $1,486,975  $1,005,079  $184,341  $128,449
                                                        ==========  ==========  ==========  ==========  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           TARGET 2035         TARGET 2045        TARGET 2055
                                                           ALLOCATION*         ALLOCATION*        ALLOCATION*
                                                        -----------------  ------------------  -----------------
                                                          2017      2016     2017      2016      2017      2016
                                                        --------  -------  --------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $  3,072  $   617  $  7,206  $    645  $  3,486  $   450
 Net realized gain (loss)..............................    1,697       30     3,356       (90)    1,413      628
 Net change in unrealized appreciation (depreciation)
   of investments......................................   16,892    1,078    43,546     1,396    21,294      215
                                                        --------  -------  --------  --------  --------  -------

 Net increase (decrease) in net assets resulting from
   operations..........................................   21,661    1,725    54,108     1,951    26,193    1,293
                                                        --------  -------  --------  --------  --------  -------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................  178,200   33,935   475,647    53,631   236,145   46,701
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   49,199       16     8,245     2,564    16,399     (215)
 Redemptions for contract benefits and terminations....       --       --    (2,291)       --       (36)     (35)
 Contract maintenance charges..........................  (35,263)  (5,835)  (40,676)  (10,991)  (34,555)  (8,634)
                                                        --------  -------  --------  --------  --------  -------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................  192,136   28,116   440,925    45,204   217,953   37,817
                                                        --------  -------  --------  --------  --------  -------

NET INCREASE (DECREASE) IN NET ASSETS..................  213,797   29,841   495,033    47,155   244,146   39,110
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   46,176   16,335    51,078     3,923    40,027      917
                                                        --------  -------  --------  --------  --------  -------

NET ASSETS -- END OF YEAR OR PERIOD.................... $259,973  $46,176  $546,111  $ 51,078  $284,173  $40,027
                                                        ========  =======  ========  ========  ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          TEMPLETON DEVELOPING        TEMPLETON GLOBAL       TEMPLETON GROWTH
                                                            MARKETS VIP FUND            BOND VIP FUND            VIP FUND
                                                        ------------------------  ------------------------  ------------------
                                                           2017         2016         2017         2016        2017      2016
                                                        ----------  ------------  ----------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $   14,381  $    107,796  $       --  $         --  $  8,513  $  8,077
 Net realized gain (loss)..............................     15,708    (3,956,108)     (4,353)   (2,546,594)    6,890    16,270
 Net change in unrealized appreciation (depreciation)
   of investments......................................    460,220     5,884,671      97,425     2,777,264    74,787    15,975
                                                        ----------  ------------  ----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    490,309     2,036,359      93,072       230,670    90,190    40,322
                                                        ----------  ------------  ----------  ------------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    655,243       230,232   1,620,517     1,536,151   131,450    88,752
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (41,516)          180     (80,228)     (102,910)   (9,792)   (9,154)
 Redemptions for contract benefits and terminations....    (22,005)  (13,002,290)    (92,044)  (15,384,713)   (9,658)   (6,763)
 Contract maintenance charges..........................   (104,810)     (253,026)   (557,690)     (643,366)  (39,520)  (28,611)
                                                        ----------  ------------  ----------  ------------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    486,912   (13,024,904)    890,555   (14,594,838)   72,480    44,224
                                                        ----------  ------------  ----------  ------------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --            --          --             3        --        --
                                                        ----------  ------------  ----------  ------------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................    977,221   (10,988,545)    983,627   (14,364,165)  162,670    84,546
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  1,104,290    12,092,835   5,319,244    19,683,409   463,756   379,210
                                                        ----------  ------------  ----------  ------------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $2,081,511  $  1,104,290  $6,302,871  $  5,319,244  $626,426  $463,756
                                                        ==========  ============  ==========  ============  ========  ========

-----------

Theaccompanying notes are an integral part of these financial statements.

                                    FSA-86

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                                            VANECK VIP
                                                                                                           UNCONSTRAINED
                                                          VANECK VIP EMERGING      VANECK VIP GLOBAL     EMERGING MARKETS
                                                             MARKETS FUND          HARD ASSETS FUND          BOND FUND
                                                        ----------------------  ----------------------  ------------------
                                                           2017        2016        2017        2016       2017      2016
                                                        ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss).......................... $    6,113  $    5,561  $       --  $    9,071  $ 16,783  $     --
 Net realized gain (loss)..............................     53,248      40,287    (130,487)    (52,054)  (25,021)  (25,430)
 Net change in unrealized appreciation (depreciation)
   of investments......................................    562,339     (46,655)     71,388     890,919    96,774    68,905
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   operations..........................................    621,700        (807)    (59,099)    847,936    88,536    43,475
                                                        ----------  ----------  ----------  ----------  --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................     27,220      21,601     521,003     449,837    20,866    17,551
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    201,738      15,871    (222,862)    (19,235)  142,651     3,232
 Redemptions for contract benefits and terminations....    (38,202)    (46,594)    (19,363)    (31,519)  (33,964)  (30,191)
 Contract maintenance charges..........................    (55,840)    (43,678)   (198,623)   (173,229)  (30,242)  (26,955)
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    134,916     (52,800)     80,155     225,854    99,311   (36,363)
                                                        ----------  ----------  ----------  ----------  --------  --------

 Net increase (decrease) in amount retained by MONY
   America in Variable Account MLOA K..................         --          --          --          17        --        --
                                                        ----------  ----------  ----------  ----------  --------  --------

NET INCREASE (DECREASE) IN NET ASSETS..................    756,616     (53,607)     21,056   1,073,807   187,847     7,112
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  1,180,990   1,234,597   2,954,574   1,880,767   704,723   697,611
                                                        ----------  ----------  ----------  ----------  --------  --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $1,937,606  $1,180,990  $2,975,630  $2,954,574  $892,570  $704,723
                                                        ==========  ==========  ==========  ==========  ========  ========

-----------

Theaccompanying notes are an integral part of these financial statements.

                                    FSA-87

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                                                 2017                       2016
                                                                      -------------------------  -------------------------
                                                                                         NET                        NET
                                                                      UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                        SHARE CLASS** ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                                        ------------- ------ -------- ---------- ------ -------- ----------

1290 VT CONVERTIBLE SECURITIES.........................      B         1,812     (78)    1,734       31      (2)       29

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................      B        15,539  (2,555)   12,984   11,483  (2,475)    9,008

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................      B           925     (26)      899       --      --        --

1290 VT EQUITY INCOME..................................      A         1,839 (42,603)  (40,764)   1,377 (24,321)  (22,944)
1290 VT EQUITY INCOME..................................      B         1,872  (1,163)      709    1,523    (839)      684

1290 VT GAMCO MERGERS & ACQUISITIONS...................      B         1,491    (350)    1,141    1,112    (840)      272

1290 VT GAMCO SMALL COMPANY VALUE......................      B        12,602  (7,691)    4,911    8,334  (4,298)    4,036

1290 VT SMARTBETA EQUITY...............................      B           321     (33)      288       68      (3)       65

1290 VT SOCIALLY RESPONSIBLE...........................      A            --      (3)       (3)      --      (3)       (3)
1290 VT SOCIALLY RESPONSIBLE...........................      B         1,543  (1,511)       32      265    (176)       89

ALL ASSET GROWTH-ALT 20................................      B        24,334  (3,786)   20,548    7,688  (2,783)    4,905

AMERICAN CENTURY VP MID CAP VALUE FUND.................   CLASS II    10,458  (1,905)    8,553    8,733  (1,096)    7,637

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................   CLASS 4      4,222    (604)    3,618    1,639    (425)    1,214

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...   CLASS 4      4,719    (865)    3,854    3,019    (462)    2,557

AXA 400 MANAGED VOLATILITY.............................      B         2,282    (780)    1,502      940    (499)      441

AXA 500 MANAGED VOLATILITY.............................      B         6,065    (822)    5,243    2,067    (466)    1,601

AXA 2000 MANAGED VOLATILITY............................      B         1,801    (343)    1,458      601    (171)      430

AXA AGGRESSIVE ALLOCATION..............................      A            --      (1)       (1)      --      (1)       (1)
AXA AGGRESSIVE ALLOCATION..............................      B         5,729 (10,359)   (4,630)   3,586 (10,896)   (7,310)

AXA BALANCED STRATEGY..................................      B        23,041  (8,847)   14,194   36,819  (8,129)   28,690

AXA CONSERVATIVE ALLOCATION............................      A         6,430    (290)    6,140    6,973     (91)    6,882
AXA CONSERVATIVE ALLOCATION............................      B         1,621  (4,517)   (2,896)   2,297  (1,256)    1,041

AXA CONSERVATIVE GROWTH STRATEGY.......................      B         9,686  (2,271)    7,415    6,769  (2,628)    4,141

AXA CONSERVATIVE STRATEGY..............................      B         1,903  (1,989)      (86)   1,826  (1,119)      707

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                 2017                       2016
                                                                      -------------------------  -------------------------
                                                                                         NET                        NET
                                                                      UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                        SHARE CLASS** ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                                        ------------- ------ -------- ---------- ------ -------- ----------

AXA CONSERVATIVE-PLUS ALLOCATION.......................       A          254  (3,299)   (3,045)       2  (1,993)   (1,991)
AXA CONSERVATIVE-PLUS ALLOCATION.......................       B        2,102  (4,886)   (2,784)   3,517  (3,698)     (181)

AXA GLOBAL EQUITY MANAGED VOLATILITY...................       B        1,197  (1,507)     (310)   1,328  (1,326)        2

AXA GROWTH STRATEGY....................................       B       33,639  (6,125)   27,514   26,731  (3,889)   22,842

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       B        1,825  (2,232)     (407)   2,254  (1,209)    1,045

AXA INTERNATIONAL MANAGED VOLATILITY...................       B        3,063    (226)    2,837      928    (370)      558

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............       A          699 (17,045)  (16,346)     844  (9,044)   (8,200)
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............       B        2,603  (1,154)    1,449    1,638    (933)      705

AXA LARGE CAP CORE MANAGED VOLATILITY..................       B          588    (542)       46      755    (583)      172

AXA LARGE CAP GROWTH MANAGED VOLATILITY................       A           35    (551)     (516)      39    (622)     (583)
AXA LARGE CAP GROWTH MANAGED VOLATILITY................       B        1,157  (1,119)       38    1,367  (1,092)      275

AXA LARGE CAP VALUE MANAGED VOLATILITY.................       A           59     (22)       37       67    (417)     (350)
AXA LARGE CAP VALUE MANAGED VOLATILITY.................       B        1,550  (2,193)     (643)   1,618  (2,249)     (631)

AXA MID CAP VALUE MANAGED VOLATILITY...................       A          309    (632)     (323)     447  (1,174)     (727)
AXA MID CAP VALUE MANAGED VOLATILITY...................       B        1,146    (751)      395      787    (628)      159

AXA MODERATE ALLOCATION................................       A           49     (36)       13       54     (39)       15
AXA MODERATE ALLOCATION................................       B        8,866 (10,953)   (2,087)  10,410 (11,044)     (634)

AXA MODERATE GROWTH STRATEGY...........................       B       58,865  (9,099)   49,766   58,592  (6,010)   52,582

AXA MODERATE-PLUS ALLOCATION...........................       A          428    (531)     (103)     581    (553)       28
AXA MODERATE-PLUS ALLOCATION...........................       B       10,610 (21,633)  (11,023)  13,786 (24,526)  (10,740)

AXA/AB SMALL CAP GROWTH................................       A            8     (15)       (7)       9     (17)       (8)
AXA/AB SMALL CAP GROWTH................................       B        1,925  (1,064)      861    2,054    (639)    1,415

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................       B        1,886  (2,368)     (482)   3,753  (1,930)    1,823

AXA/JANUS ENTERPRISE...................................       A       26,094 (10,723)   15,371      759  (7,221)   (6,462)
AXA/JANUS ENTERPRISE...................................       B        2,125  (2,934)     (809)   4,137  (2,053)    2,084

AXA/LOOMIS SAYLES GROWTH...............................       B        6,181  (4,613)    1,568    6,482  (2,208)    4,274

CHARTER/SM/ MULTI-SECTOR BOND..........................       B        2,632  (1,043)    1,589    1,889  (1,040)      849

CHARTER/SM/ SMALL CAP GROWTH...........................       B        4,731 (40,379)  (35,648)   2,599  (8,794)   (6,195)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                        2016
                                                                       ---------------------------  -------------------------
                                                                                            NET                        NET
                                                                       UNITS    UNITS     INCREASE  UNITS   UNITS    INCREASE
                                                        SHARE CLASS**  ISSUED  REDEEMED  (DECREASE) ISSUED REDEEMED (DECREASE)
                                                        -------------- ------- --------  ---------- ------ -------- ----------

CHARTER/SM/ SMALL CAP VALUE............................       B            274     (416)      (142)    254    (116)      138

DREYFUS STOCK INDEX FUND, INC.......................... INITIAL SHARES   5,149 (140,280)  (135,131)  5,110 (60,984)  (55,874)

EQ/BLACKROCK BASIC VALUE EQUITY........................       B          4,189   (1,210)     2,979   3,133  (1,221)    1,912

EQ/CAPITAL GUARDIAN RESEARCH...........................       A            278     (336)       (58)    541  (1,027)     (486)
EQ/CAPITAL GUARDIAN RESEARCH...........................       B          1,270     (320)       950   1,131    (623)      508

EQ/COMMON STOCK INDEX..................................       A             68     (127)       (59)     88    (133)      (45)
EQ/COMMON STOCK INDEX..................................       B         31,410   (5,329)    26,081  22,620  (3,278)   19,342

EQ/CORE BOND INDEX.....................................       A         84,368 (110,016)   (25,648)  4,446 (60,896)  (56,450)
EQ/CORE BOND INDEX.....................................       B         10,850   (1,622)     9,228   6,273  (2,647)    3,626

EQ/EQUITY 500 INDEX....................................       B         39,932   (6,115)    33,817  31,431  (4,680)   26,751

EQ/GLOBAL BOND PLUS....................................       B          4,974   (1,105)     3,869   2,775  (1,106)    1,669

EQ/INTERMEDIATE GOVERNMENT BOND........................       A         29,082  (62,162)   (33,080) 27,567 (51,407)  (23,840)
EQ/INTERMEDIATE GOVERNMENT BOND........................       B          1,755   (1,142)       613   2,698  (1,266)    1,432

EQ/INTERNATIONAL EQUITY INDEX..........................       A         28,269   (8,578)    19,691   2,799  (9,834)   (7,035)
EQ/INTERNATIONAL EQUITY INDEX..........................       B          8,821   (2,259)     6,562   7,126  (2,395)    4,731

EQ/INVESCO COMSTOCK....................................       B            935   (1,524)      (589)  2,217  (1,264)      953

EQ/JPMORGAN VALUE OPPORTUNITIES........................       A             --       (1)        (1)     --      (2)       (2)
EQ/JPMORGAN VALUE OPPORTUNITIES........................       B          7,698     (915)     6,783   2,537    (385)    2,152

EQ/LARGE CAP GROWTH INDEX..............................       B          9,043   (2,208)     6,835   4,812  (3,046)    1,766

EQ/LARGE CAP VALUE INDEX...............................       B          8,766   (1,065)     7,701   7,092  (1,828)    5,264

EQ/MFS INTERNATIONAL GROWTH............................       B         13,112   (7,738)     5,374   4,811  (8,869)   (4,058)

EQ/MID CAP INDEX.......................................       B          5,922   (1,068)     4,854   4,192    (777)    3,415

EQ/MONEY MARKET........................................       A         97,917 (123,304)   (25,387)  3,800 (86,584)  (82,784)
EQ/MONEY MARKET........................................       B        145,581 (135,456)    10,125  93,348 (83,130)   10,218

EQ/PIMCO ULTRA SHORT BOND..............................       A            390   (2,038)    (1,648)    487  (2,156)   (1,669)
EQ/PIMCO ULTRA SHORT BOND..............................       B          3,893   (2,806)     1,087   4,050  (1,595)    2,455

EQ/QUALITY BOND PLUS...................................       A            118     (163)       (45)    129    (170)      (41)
EQ/QUALITY BOND PLUS...................................       B          2,158     (506)     1,652   1,562    (571)      991

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                       2016
                                                                        -------------------------  -------------------------
                                                                                           NET                        NET
                                                                        UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                         SHARE CLASS**  ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                                        --------------- ------ -------- ---------- ------ -------- ----------

EQ/SMALL COMPANY INDEX.................................        A         1,052 (18,277)  (17,225)   1,179  (9,260)   (8,081)
EQ/SMALL COMPANY INDEX.................................        B         4,987  (1,113)    3,874    2,229    (616)    1,613

EQ/T. ROWE PRICE GROWTH STOCK..........................        B        10,417 (26,284)  (15,867)   7,700  (7,739)      (39)

EQ/UBS GROWTH & INCOME.................................        B         1,942    (572)    1,370      893  (1,150)     (257)

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO................  INITIAL CLASS      28     (26)        2       36     (27)        9

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................  INITIAL CLASS   2,275 (22,951)  (20,676)   2,603  (6,578)   (3,975)
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................ SERVICE CLASS 2  8,287  (1,609)    6,678    6,909  (1,181)    5,728

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO..............  INITIAL CLASS   1,319  (8,096)   (6,777)   1,683  (3,722)   (2,039)
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.............. SERVICE CLASS 2  2,483    (719)    1,764    1,632    (529)    1,103

FIDELITY(R) VIP MID CAP PORTFOLIO...................... SERVICE CLASS 2  5,302    (892)    4,410    2,809    (575)    2,234

FRANKLIN INCOME VIP FUND...............................     CLASS 2      1,434  (4,931)   (3,497)   1,673  (3,703)   (2,030)

FRANKLIN MUTUAL SHARES VIP FUND........................     CLASS 2      1,292    (212)    1,080      352    (274)       78

FRANKLIN RISING DIVIDENDS VIP FUND.....................     CLASS 2      5,171  (1,934)    3,237    6,434    (779)    5,655

FRANKLIN SMALL CAP VALUE VIP FUND......................     CLASS 2      1,994    (786)    1,208    2,024    (263)    1,761

FRANKLIN STRATEGIC INCOME VIP FUND.....................     CLASS 2     13,986  (1,614)   12,372    7,239  (2,069)    5,170

GOLDMAN SACHS VIT MID CAP VALUE FUND................... SERVICE SHARES   3,188    (879)    2,309    1,090    (630)      460

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................    SERIES I      2,585 (35,679)  (33,094)   2,966 (11,938)   (8,972)

INVESCO V.I. GLOBAL CORE EQUITY FUND...................    SERIES I          1     (22)      (21)       2     (24)      (22)

INVESCO V.I. GLOBAL HEALTH CARE FUND...................    SERIES I        196    (524)     (328)     354    (795)     (441)

INVESCO V.I. GLOBAL REAL ESTATE FUND...................    SERIES II     7,062  (1,552)    5,510    5,968    (994)    4,974

INVESCO V.I. INTERNATIONAL GROWTH FUND.................    SERIES II     7,869  (1,669)    6,200    5,663    (914)    4,749

INVESCO V.I. MID CAP CORE EQUITY FUND..................    SERIES II     2,585    (322)    2,263      739    (286)      453

INVESCO V.I. SMALL CAP EQUITY FUND.....................    SERIES II       942    (214)      728      743    (393)      350

INVESCO V.I. TECHNOLOGY FUND...........................    SERIES I        208    (238)      (30)     322    (249)       73

IVY VIP ENERGY.........................................    CLASS II      8,180  (1,693)    6,487    6,401  (1,445)    4,956

IVY VIP HIGH INCOME....................................    CLASS II     15,703  (2,621)   13,082   15,639  (2,910)   12,729

IVY VIP MID CAP GROWTH.................................    CLASS II      5,605    (699)    4,906    2,951    (686)    2,265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                   2017                       2016
                                                                        -------------------------  -------------------------
                                                                                           NET                        NET
                                                                        UNITS   UNITS    INCREASE  UNITS   UNITS    INCREASE
                                                      SHARE CLASS**     ISSUED REDEEMED (DECREASE) ISSUED REDEEMED (DECREASE)
                                                   -------------------- ------ -------- ---------- ------ -------- ----------

IVY VIP SCIENCE AND TECHNOLOGY....................       CLASS II        9,852  (1,913)    7,939    7,677  (1,050)    6,627

IVY VIP SMALL CAP GROWTH..........................       CLASS II        2,529  (1,677)      852    1,934    (602)    1,332

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO........... INSTITUTIONAL SHARES  2,614  (4,201)   (1,587)     120  (4,596)   (4,476)

JANUS ASPEN SERIES FORTY PORTFOLIO................ INSTITUTIONAL SHARES    179 (26,302)  (26,123)      -- (13,364)  (13,364)

JANUS ASPEN SERIES GLOBAL RESEARCH PORTFOLIO...... INSTITUTIONAL SHARES  2,935 (30,073)  (27,138)     936  (5,968)   (5,032)

JANUS ASPEN SERIES OVERSEAS PORTFOLIO............. INSTITUTIONAL SHARES  1,048    (303)      745      899    (368)      531

JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO    SERVICE SHARES    19,199 (40,927)  (21,728)   1,468  (9,215)   (7,747)

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO........................................    SERVICE SHARES    19,844  (2,693)   17,151   11,972  (2,297)    9,675

MFS(R) INTERNATIONAL VALUE PORTFOLIO..............    SERVICE CLASS     21,946  (2,695)   19,251   11,925  (1,555)   10,370

MFS(R) INVESTORS TRUST SERIES.....................    SERVICE CLASS        643    (181)      462      420    (110)      310

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................    SERVICE CLASS      1,186    (167)    1,019      874    (185)      689

MFS(R) UTILITIES SERIES...........................    INITIAL CLASS        113    (175)      (62)     155    (422)     (267)

MORGAN STANLEY VARIABLE INSURANCE FUND INC.
 EMERGING MARKETS DEBT PORTFOLIO..................       CLASS I           182  (1,356)   (1,174)      80    (845)     (765)

MULTIMANAGER AGGRESSIVE EQUITY....................          B            2,278  (6,519)   (4,241)   3,508  (2,665)      843

MULTIMANAGER CORE BOND............................          A           35,929 (23,057)   12,872   12,601 (32,012)  (19,411)
MULTIMANAGER CORE BOND............................          B            2,516    (930)    1,586    5,616  (1,264)    4,352

MULTIMANAGER MID CAP GROWTH.......................          B              701    (383)      318      623    (223)      400

MULTIMANAGER MID CAP VALUE........................          B              477    (662)     (185)     391    (357)       34

MULTIMANAGER TECHNOLOGY...........................          B            2,142    (719)    1,423    2,083    (594)    1,489

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO...    ADVISOR CLASS     10,041  (1,607)    8,434    4,728  (2,120)    2,608

PIMCO REAL RETURN PORTFOLIO.......................    ADVISOR CLASS     13,306  (1,552)   11,754    6,699  (3,822)    2,877

PIMCO TOTAL RETURN PORTFOLIO......................    ADVISOR CLASS     23,534  (3,991)   19,543   13,238  (2,479)   10,759

T. ROWE PRICE EQUITY INCOME PORTFOLIO - II........       CLASS II        2,458    (918)    1,540    1,245    (466)      779

TARGET 2025 ALLOCATION............................          B              447    (138)      309      776    (137)      639

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                       2016
                                                                       -------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE  UNITS   UNITS     INCREASE
                                                        SHARE CLASS**  ISSUED REDEEMED (DECREASE) ISSUED REDEEMED  (DECREASE)
                                                        -------------- ------ -------- ---------- ------ --------  ----------

TARGET 2035 ALLOCATION.................................       B        1,858     (136)    1,722     374       (93)       281

TARGET 2045 ALLOCATION.................................       B        4,232     (237)    3,995     487       (25)       462

TARGET 2055 ALLOCATION.................................       B        2,029     (147)    1,882     408       (28)       380

TEMPLETON DEVELOPING MARKETS VIP FUND..................    CLASS 2     4,837     (758)    4,079   2,098  (143,345)  (141,247)

TEMPLETON GLOBAL BOND VIP FUND.........................    CLASS 2     9,323   (2,253)    7,070   9,262  (131,452)  (122,190)

TEMPLETON GROWTH VIP FUND..............................    CLASS 2       675     (252)      423     500      (186)       314

VANECK VIP EMERGING MARKETS FUND....................... INITIAL CLASS  8,050   (3,485)    4,565   1,011    (3,473)    (2,462)

VANECK VIP GLOBAL HARD ASSETS FUND..................... CLASS S SHARES 6,443   (3,042)    3,401   4,947    (1,793)     3,154
VANECK VIP GLOBAL HARD ASSETS FUND..................... INITIAL CLASS    713   (6,149)   (5,436)    885    (1,226)      (341)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.... INITIAL CLASS  7,570   (3,071)    4,499     876    (2,750)    (1,874)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-93

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   MONY America Variable Account K (the "Variable Account") is a separate investment account established in 2013, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"), which is a downstream holding company of AXA Financial. Effective October 1, 2013, MONY America is a wholly-owned subsidiary of AEFS. AEFS is a direct wholly-owned subsidiary of AXA Financial.

   On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MONY America to Protective Life Insurance Company ("Protective Life"). Prior to the close, MONY's subsidiaries, including MONY America, were distributed to AEFS. MONY America transferred and ceded assets to Protective Life.

   The Variable Account operates as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support MONY Corporate Sponsored Variable Universal Life (CSVUL), and Incentive Life/SM/ Legacy (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and VanEck VIP Trust (collectively, "the Trusts"). The Trusts are registered under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I Diversified Dividend Fund
  .   Invesco V.I. Global Core Equity Fund
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco V.I. Technology Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-PLUS Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

                                    FSA-94

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities/(1) /
  .   1290 VT Doubleline Dynamic Allocation/(2)/
  .   1290 VT Doubleline Opportunistic Bond/(3) (15)/
  .   1290 VT Equity Income/(4)/
  .   1290 VT GAMCO Mergers & Acquisitions/(5)/
  .   1290 VT GAMCO Small Company Value/(6)/
  .   1290 VT SmartBeta Equity/(7)/
  .   1290 VT Socially Responsible
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Small Cap Growth
  .   AXA/Clearbridge Large Cap Growth
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager Portfolio
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Growth & Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Franklin Rising Dividends VIP Fund
  .   Franklin Small Cap Value VIP Fund
  .   Franklin Strategic Income VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Science And Technology
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson VIT Enterprise Portfolio/(8)/
  .   Janus Henderson VIT Forty Portfolio/(9)/
  .   Janus Henderson VIT Global Research Portfolio/(10)/
  .   Janus Henderson VIT Mid Cap Value Portfolio/(11)/
  .   Janus Henderson VIT Overseas Portfolio/(12)/

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Real Return Portfolio
  .   PIMCO Total Return Portfolio

                                    FSA-95

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)


     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio - II

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  .   Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt
      Portfolio

     VAN ECK VIP TRUST
  .   VanEck VIP Emerging Markets Fund
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund


  (1)Formerly known as EQ/Convertible Securities.
  (2)Formerly known as All Asset Moderate Growth -- Alt 15.
  (3)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (4)Formerly known as EQ/Boston Advisors Equity Income.
  (5)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (6)Formerly known as EQ/GAMCO Small Company Value.
  (7)Formerly known as AXA SmartBeta Equity.

  (8)Formerly known as Janus Aspen Series Enterprise Portfolio
  (9)Formerly known as Janus Aspen Series Forty Portfolio.
 (10)Formerly known as Janus Aspen Series Global Research Portfolio.
 (11)Formerly known as Janus Aspen Series Perkins Mid Cap Value.
 (12)Formerly known as Janus Aspen Series Overseas Portfolio.
 (13)Formerly known as Morgan Stanley UIF Emerging Markets Debt Portfolio.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.


   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from AXA Equitable and (2) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

   In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

                                    FSA-96

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, to the guaranteed interest account of AXA Equitable's General Account, and/or the Market Stabilizer Option.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or the Market Stabilizer Option. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

   TAXES:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

                                    FSA-97

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                        PURCHASES    SALES
                                                       ----------- ----------
1290 VT Convertible Securities........................ $   229,348 $    9,679
1290 VT DoubleLine Dynamic Allocation.................   2,054,288    302,670
1290 VT DoubleLine Opportunistic Bond.................      95,488      2,625
1290 VT Equity Income.................................   1,364,148  1,743,929
1290 VT GAMCO Mergers & Acquisitions..................     377,650     64,661
1290 VT GAMCO Small Company Value.....................   7,005,731  1,263,376
1290 VT SmartBeta Equity..............................      39,389      3,729
1290 VT Socially Responsible..........................     332,911    291,431
All Asset Growth-Alt 20...............................   2,294,748    419,487
American Century VP Mid Cap Value Fund................   2,614,924    446,922
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/..............................     570,079     78,565
American Funds Insurance Series(R) New World Fund(R)..     570,657     96,063
AXA 400 Managed Volatility............................     530,479    156,296
AXA 500 Managed Volatility............................   1,303,679    172,586
AXA 2000 Managed Volatility...........................     388,064     65,184
AXA Aggressive Allocation.............................   2,769,326  2,452,334
AXA Balanced Strategy.................................   4,275,394  1,375,212
AXA Conservative Allocation...........................     462,455    718,599
AXA Conservative Growth Strategy......................   1,577,129    331,378
AXA Conservative Strategy.............................     293,824    252,411
AXA Conservative-Plus Allocation......................     657,480    907,374
AXA Global Equity Managed Volatility..................     472,958    483,265
AXA Growth Strategy...................................   6,787,953  1,078,346
AXA International Core Managed Volatility.............     368,643    368,894
AXA International Managed Volatility..................     404,283     29,216
AXA International Value Managed Volatility............     554,034    534,011
AXA Large Cap Core Managed Volatility.................     342,097    114,279
AXA Large Cap Growth Managed Volatility...............   1,128,333    453,207
AXA Large Cap Value Managed Volatility................     450,733    487,399
AXA Mid Cap Value Managed Volatility..................     800,382    296,058
AXA Moderate Allocation...............................   3,591,907  2,109,479
AXA Moderate Growth Strategy..........................  11,897,766  1,505,490
AXA Moderate-Plus Allocation..........................   7,467,389  4,690,011
AXA/AB Small Cap Growth...............................   1,334,045    419,012
AXA/Loomis Sayles Growth..............................   1,369,797    574,174
Charter/SM/ Multi-Sector Bond.........................   2,319,919  1,077,072
Charter/SM/ Small Cap Growth..........................   1,915,729    357,709
Charter/SM/ Small Cap Value...........................     416,566    150,726
Dreyfus Stock Index Fund, Inc.........................     320,122  1,031,081
EQ/BlackRock Basic Value EQuity.......................     107,578    133,152
EQ/Capital Guardian Research..........................   1,117,025  5,158,640
EQ/Common Stock Index.................................   2,194,115    580,028
EQ/Core Bond Index....................................     518,616    104,895
EQ/Equity 500 Index...................................   6,757,282  1,104,618
EQ/Global Bond Plus...................................   3,111,975  1,972,334
EQ/Intermediate Government Bond.......................   9,889,696  1,391,759
EQ/International Equity Index.........................     679,934    151,248
EQ/Invesco Comstock...................................     833,409  1,282,656
EQ/JPMorgan Value Opportunities.......................   1,986,605    456,747
EQ/Large Cap Growth Index.............................     236,658    331,634
EQ/Large Cap Value Index..............................   3,227,809    319,919

                                    FSA-98

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                                    PURCHASES     SALES
                                                                   ----------- -----------
EQ/MFS International Growth....................................... $ 2,082,341 $   455,944
EQ/Mid Cap Index..................................................   1,332,273     136,470
EQ/Money Market...................................................   1,496,772     389,368
EQ/Morgan Stanley Mid Cap Growth..................................   2,395,260     286,263
EQ/PIMCO Ultra Short Bond.........................................  20,335,620  19,094,021
EQ/Quality Bond Plus..............................................     541,428     371,355
EQ/Small Company Index............................................     403,008      89,581
EQ/T. Rowe Price Growth Stock.....................................   2,532,066     738,018
EQ/UBS Growth & Income............................................   3,628,291   1,345,442
EQ/Wells Fargo Omega Growth.......................................     612,919     144,506
Fidelity(R) VIP Asset Manager Portfolio...........................       1,670         560
Fidelity(R) VIP Contrafund(R) Portfolio...........................   2,480,630   1,124,202
Fidelity(R) VIP Growth & Income Portfolio.........................     665,774     357,156
Fidelity(R) VIP Mid Cap Portfolio.................................   1,215,185     176,059
Franklin Income VIP Fund..........................................      38,578      80,301
Franklin Mutual Shares VIP Fund...................................     270,626      39,386
Franklin Rising Dividends VIP Fund................................   1,466,419     427,146
Franklin Small Cap Value VIP Fund.................................     474,503     161,870
Franklin Strategic Income VIP Fund................................   2,048,692     220,943
Goldman Sachs VIT Mid Cap Value Fund..............................     711,328     170,762
Invesco V.I. Diversified Dividend Fund............................     166,293     497,166
Invesco V.I. Global Core EQuity Fund..............................          46         393
Invesco V.I. Global Health Care Fund..............................       9,758      15,845
Invesco V.I. Global Real Estate Fund..............................   1,373,029     256,226
Invesco V.I. International Growth Fund............................   1,260,507     257,943
Invesco V.I. Mid Cap Core Equity Fund.............................     464,376      53,999
Invesco V.I. Small Cap Equity Fund................................     216,072      42,128
Invesco V.I. Technology Fund......................................       8,939       6,734
Ivy Funds VIP Energy..............................................     864,973     174,139
Ivy Funds VIP High Income.........................................   2,113,621     313,780
Ivy Funds VIP Mid Cap Growth......................................   1,257,245     146,340
Ivy Funds VIP Science And Technology..............................   1,891,256     302,442
Ivy Funds VIP Small Cap Growth....................................     492,092     298,715
Janus Henderson VIT Enterprise Portfolio..........................      79,034      80,419
Janus Henderson VIT Forty Portfolio...............................     108,742     676,125
Janus Henderson VIT Global Research Portfolio.....................      45,590     471,202
Janus Henderson VIT Mid Cap Value Portfolio.......................     740,578   1,360,612
Janus Henderson VIT Overseas Portfolio............................      22,199       6,062
Lazard Retirement Emerging Markets Equity Portfolio...............   2,539,955     331,039
MFS(R) International Value Portfolio..............................   4,545,452     535,642
MFS(R) Investors Trust Series.....................................     154,465      39,090
MFS(R) Massachusetts Investors Growth Stock Portfolio.............       8,714       8,974
MFS(R) Utilities Series...........................................     287,767      36,047
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets Debt
 Portfolio........................................................      12,130      42,702
Multimanager Aggressive Equity....................................     423,613   1,090,490
Multimanager Core Bond............................................   1,257,759     503,791
Multimanager Mid Cap Growth.......................................     399,512     143,966
Multimanager Mid Cap Value........................................     152,278     185,579
Multimanager Technology...........................................   1,698,965     365,619
PIMCO CommodityRealReturn(R) Strategy Portfolio...................     865,332     113,296
PIMCO Real Return Portfolio.......................................   1,741,262     193,005
PIMCO Total Return Portfolio......................................   3,191,186     512,361
T. Rowe Price EQuity Income Portfolio - II........................     635,425     183,627

                                    FSA-99

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                             PURCHASES   SALES
                                                             ---------- --------
Target 2025 Allocation...................................... $   52,694 $ 15,165
Target 2035 Allocation......................................    210,277   15,069
Target 2045 Allocation......................................    474,557   26,426
Target 2055 Allocation......................................    238,350   16,911
Templeton Developing Markets VIP Fund.......................    589,709   88,416
Templeton Global Bond VIP Fund..............................  1,192,121  282,934
Templeton Growth VIP Fund...................................    124,005   43,012
VanEck VIP Emerging Markets Fund............................    235,541   94,512
VanEck VIP Global Hard Assets Fund..........................    521,350  441,195
VanEck VIP Unconstrained Emerging Markets Bond Fund.........    181,755   65,661

5. Expenses and Related Party Transactions

   INVESTMENT MANAGER AND ADVISORS:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA Large Cap Value Managed Volatility, EQ/BlackRock Basic Value Equity, EQ/Core Bond Index, EQ/Invesco Comstock, EQ/Large Cap Value Index, EQ/T. Rowe Price Growth Stock as well as a portion of AXA International Managed Volatility, EQ/Small Company Index, Multimanager Core Bond, and Multimanager Mid Cap Value. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").


                                    FSA-100

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Concluded)

   The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Contractowner Charges

   The table below lists the current fees deducted from either the Variable Investment Option assessed as a redemption of units or as a percentage of premium paid. Actual charges amounts may vary or may be zero depending on the terms of the various policies. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                         WHEN CHARGE
            CHARGES                      IS DEDUCTED                        AMOUNT DEDUCTED                   HOW DEDUCTED
            -------                       -----------                       ---------------                    ------------

Premium Charge                   From each premium             0% to 12%                                  Deducted from each
                                                                                                          premium payment and
                                                                                                          is netted against
                                                                                                          "Payments received
                                                                                                          from Contractowners"

Mortality & Expense Risk Charge  Monthly                       0% to 1.75%                                Unit liquidation from
                                                                                                          account value

Administrative Charge            Monthly                       $0 to $20                                  Unit liquidation from
                                                               A charge between $0.03 and $1.20 per       account value
                                                               $1,000 of the initial base policy face
                                                               amount and any face amount increase above
                                                               the previous highest face amount is also
                                                               deducted at the beginning of each policy
                                                               month in the first ten policy years and
                                                               for ten years following a face amount
                                                               increase.

Cost of Insurance                Monthly                       Varies as per policy                       Unit liquidation from
                                                                                                          account value

Transfer Charge                  Upon transfer (MONY           $0 to $25                                  Unit liquidation from
                                 America does not currently                                               account value
                                 assess this charge, but
                                 reserves the right to impose
                                 a transfer charge)

Partial Surrender Charge         Upon a partial surrender      $0 to $25                                  Unit liquidation from
                                 under the Policy                                                         account value

Surrender Charge                 At time of full policy        Varies as per policy                       Unit liquidation from
                                 surrender                                                                account value

Reinstatement Fee                At the time the Policy is     Current Charge - $150                      Unit liquidation from
                                 reinstated                                                               account value

Loan Interest Rate Spread        Annually on each contract     0% to 1.60% depending on the policy year   Unit liquidation from
                                 date anniversary after a                                                 account value
                                 loan is taken or on loan
                                 termination

                                    FSA-101

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

6. Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                 AMOUNT DEDUCTED               HOW DEDUCTED
                -------                         -----------                 ---------------               ------------

Illustration Projection Report Charge   At time of transaction       $0 to $25                      Charges for this service
                                                                                                    must be paid using
                                                                                                    funds outside of policy

Charge for State and Local Tax Expense  At time of transaction       0% to 5%                       Deduct from premium

Charge for Federal Tax Expense          At time of transaction       Current Charge - 1.25%         Deduct from premium

Riders                                  Monthly (while the rider is  Charge per $1,000 of rider     Unit liquidation from
                                        in effect)                   benefit amount or a            account value
                                                                     percentage of all other
                                                                     monthly charges, depending on
                                                                     the rider.

   For policies with the Market Stabilizer Option, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The guaranteed maximum charge associated with the Market Stabilizer Option is 2.40%. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

7. Reorganizations

   In May 2017, pursuant to an Agreement and Plan of Reorganization and Termination, as approved by contractholders, All Asset Growth-Alt 20 (the "Surviving Portfolio") acquired the net assets of All Asset Aggressive-Alt 25 (the "Removed Portfolio"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolio (the "Removed Investment Option") were replaced with the Variable Investment Options that invest in the Surviving Portfolio (the "Surviving Investment Option"). For accounting purposes, these reorganizations were treated as a merger.

-------------------------------------------------------------------------------
                          REMOVED PORTFOLIO           SURVIVING PORTFOLIO
-------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25 ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
Shares -- Class B            133,367                     315,715
Value -- Class B          $    12.58                  $    20.09
Net Assets Before Merger  $1,678,018                  $4,663,200
Net Assets After Merger   $       --                  $6,341,218
Unrealized Gain (Loss)    $   93,862
-------------------------------------------------------------------------------

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                        AT DECEMBER 31,
                                                                -------------------------------
                                                                       UNITS OUTSTANDING
                                                                -------------------------------
                                                   SHARE CLASS+  2017    2016    2015    2014
                                                   ------------ ------- ------- ------- -------
1290 VT Convertible Securities(i).................   CLASS B      1,763      29      --      --
1290 VT DoubleLine Dynamic Allocation(a)..........   CLASS B     33,322  20,338  11,330   4,944
1290 VT DoubleLine Opportunistic Bond(j)..........   CLASS B        899      --      --      --
1290 VT Equity Income.............................   CLASS A    182,850 223,614 246,558 269,082
1290 VT Equity Income.............................   CLASS B     10,834  10,125   9,441   9,137
1290 VT GAMCO Mergers & Acquisitions..............   CLASS B      9,897   8,756   8,484   8,339
1290 VT GAMCO Small Company Value.................   CLASS B     96,720  91,809  87,773  84,689
1290 VT SmartBeta Equity(i).......................   CLASS B        353      65      --      --
1290 VT Socially Responsible......................   CLASS A        277     280     283     285

                                    FSA-102

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                          AT DECEMBER 31,
                                                                  -------------------------------
                                                                         UNITS OUTSTANDING
                                                                  -------------------------------
                                                    SHARE CLASS+   2017    2016    2015    2014
                                                   -------------- ------- ------- ------- -------
1290 VT Socially Responsible......................    CLASS B       1,418   1,386   1,297   1,053
All Asset Growth-Alt 20(k)........................    CLASS B      59,874  39,326  34,421  30,264
American Century VP Mid Cap Value Fund............    CLASS II     25,319  16,766   9,129   6,443
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/(a).......................    CLASS 4       6,948   3,330   2,116   1,153
American Funds Insurance Series(R) New World
 Fund(R)(a).......................................    CLASS 4       9,018   5,164   2,607   1,762
AXA 400 Managed Volatility........................    CLASS B       4,609   3,107   2,666   2,515
AXA 500 Managed Volatility........................    CLASS B      10,899   5,656   4,055   3,197
AXA 2000 Managed Volatility.......................    CLASS B       4,631   3,173   2,743   2,497
AXA Aggressive Allocation.........................    CLASS A          71      72      73      73
AXA Aggressive Allocation.........................    CLASS B     119,773 124,403 131,713 133,626
AXA Balanced Strategy.............................    CLASS B     194,040 179,846 151,156 135,382
AXA Conservative Allocation.......................    CLASS A      13,084   6,944      62      62
AXA Conservative Allocation.......................    CLASS B      19,884  22,780  21,739  22,114
AXA Conservative Growth Strategy..................    CLASS B      50,847  43,432  39,291  35,640
AXA Conservative Strategy.........................    CLASS B      18,293  18,379  17,672  15,810
AXA Conservative-Plus Allocation..................    CLASS A       2,404   5,449   7,440   7,324
AXA Conservative-Plus Allocation..................    CLASS B      34,798  37,582  37,763  38,315
AXA Global Equity Managed Volatility..............    CLASS B      25,685  25,995  25,993  25,764
AXA Growth Strategy...............................    CLASS B     203,310 175,796 152,954 129,511
AXA International Core Managed Volatility.........    CLASS B      24,742  25,149  24,104  23,368
AXA International Managed Volatility..............    CLASS B       6,287   3,450   2,892   2,367
AXA International Value Managed Volatility........    CLASS A      35,958  52,304  60,504  68,974
AXA International Value Managed Volatility........    CLASS B      21,416  19,967  19,262  18,348
AXA Large Cap Core Managed Volatility.............    CLASS B      13,308  13,262  13,090  13,150
AXA Large Cap Growth Managed Volatility...........    CLASS A      11,001  11,517  12,100  12,545
AXA Large Cap Growth Managed Volatility...........    CLASS B      18,522  18,484  18,209  18,293
AXA Large Cap Value Managed Volatility............    CLASS A       2,109   2,072   2,422   2,401
AXA Large Cap Value Managed Volatility............    CLASS B      30,449  31,092  31,723  32,835
AXA Mid Cap Value Managed Volatility..............    CLASS A      13,551  13,874  14,601  14,958
AXA Mid Cap Value Managed Volatility..............    CLASS B      11,809  11,414  11,255  11,225
AXA Moderate Allocation...........................    CLASS A         442     429     414     451
AXA Moderate Allocation...........................    CLASS B     205,511 207,598 208,232 210,065
AXA Moderate Growth Strategy......................    CLASS B     495,849 446,083 393,501 347,751
AXA Moderate-Plus Allocation......................    CLASS A       3,851   3,954   3,926   3,871
AXA Moderate-Plus Allocation......................    CLASS B     397,686 408,709 419,449 427,134
AXA/AB Small Cap Growth...........................    CLASS A         141     148     156     165
AXA/AB Small Cap Growth...........................    CLASS B      13,731  12,870  11,455  10,179
AXA/Clearbridge Large Cap Growth..................    CLASS B      29,390  29,872  28,049  26,556
AXA/Janus Enterprise..............................    CLASS A      83,045  67,674  74,136  80,295
AXA/Janus Enterprise..............................    CLASS B      21,741  22,550  20,466  18,263
AXA/Loomis Sayles Growth..........................    CLASS B      26,171  24,603  20,329  20,102
Charter/SM/ Multi-Sector Bond.....................    CLASS B      15,953  14,364  13,515  13,182
Charter/SM/ Small Cap Growth......................    CLASS B      10,299  45,947  52,142  46,358
Charter/SM/ Small Cap Value.......................    CLASS B       3,440   3,582   3,444   3,375
Dreyfus Stock Index Fund, Inc..................... INITIAL SHARES 555,114 690,245 746,119 802,947
EQ/BlackRock Basic Value Equity...................    CLASS B      25,754  22,775  20,863  18,608
EQ/Capital Guardian Research......................    CLASS A       3,081   3,139   3,625   3,612
EQ/Capital Guardian Research......................    CLASS B       5,775   4,825   4,317   3,349
EQ/Common Stock Index.............................    CLASS A       1,189   1,248   1,293   1,318
EQ/Common Stock Index.............................    CLASS B     125,686  99,605  80,263  66,143

                                    FSA-103

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                AT DECEMBER 31,
                                                                        -------------------------------
                                                                               UNITS OUTSTANDING
                                                                        -------------------------------
                                                       SHARE CLASS+      2017    2016    2015    2014
                                                   -------------------- ------- ------- ------- -------
EQ/Core Bond Index................................       CLASS A        514,169 539,817 596,267 657,395
EQ/Core Bond Index................................       CLASS B         34,968  25,740  22,114  18,815
EQ/Equity 500 Index...............................       CLASS B        170,396 136,579 109,828  82,888
EQ/Global Bond PLUS...............................       CLASS B         18,507  14,638  12,969  12,508
EQ/Intermediate Government Bond...................       CLASS A        301,538 334,618 358,458 387,694
EQ/Intermediate Government Bond...................       CLASS B          8,470   7,857   6,425   6,398
EQ/International Equity Index.....................       CLASS A        223,233 203,542 210,577 217,670
EQ/International Equity Index.....................       CLASS B         50,579  44,017  39,286  35,732
EQ/Invesco Comstock...............................       CLASS B         16,170  16,759  15,806  15,647
EQ/JPMorgan Value Opportunities...................       CLASS A             51      52      54      55
EQ/JPMorgan Value Opportunities...................       CLASS B         13,855   7,072   4,920   4,051
EQ/Large Cap Growth Index.........................       CLASS B         28,618  21,783  20,017  16,614
EQ/Large Cap Value Index..........................       CLASS B         32,262  24,561  19,297  17,433
EQ/MFS International Growth.......................       CLASS B        147,408 142,034 146,092 148,400
EQ/Mid Cap Index..................................       CLASS B         29,983  25,129  21,714  20,630
EQ/Money Market...................................       CLASS A         48,114  73,501 156,285 128,847
EQ/Money Market...................................       CLASS B         79,521  69,396  59,178  55,496
EQ/PIMCO Ultra Short Bond.........................       CLASS A         77,510  79,158  80,827  82,445
EQ/PIMCO Ultra Short Bond.........................       CLASS B         30,180  29,093  26,638  25,496
EQ/Quality Bond PLUS..............................       CLASS A          1,484   1,529   1,570   1,572
EQ/Quality Bond PLUS..............................       CLASS B         13,415  11,763  10,772   9,692
EQ/Small Company Index............................       CLASS A         94,638 111,863 119,944 127,753
EQ/Small Company Index............................       CLASS B         20,765  16,891  15,278  14,543
EQ/T. Rowe Price Growth Stock.....................       CLASS B        117,652 133,519 133,558 132,321
EQ/UBS Growth & Income............................       CLASS B          6,586   5,216   5,473   4,580
Fidelity(R) VIP Asset Manager Portfolio...........    INITIAL CLASS         389     387     378     371
Fidelity(R) VIP Contrafund(R) Portfolio...........    INITIAL CLASS     135,700 156,376 160,351 164,024
Fidelity(R) VIP Contrafund(R) Portfolio...........   SERVICE CLASS 2     30,004  23,326  17,598  14,308
Fidelity(R) VIP Growth & Income Portfolio.........    INITIAL CLASS      33,208  39,985  42,024  41,870
Fidelity(R) VIP Growth & Income Portfolio.........   SERVICE CLASS 2      6,322   4,558   3,455   2,443
Fidelity(R) VIP Mid Cap Portfolio.................   SERVICE CLASS 2     17,730  13,320  11,086   9,729
Franklin Income VIP Fund..........................       CLASS 2         21,594  25,091  27,121  26,743
Franklin Mutual Shares VIP Fund...................       CLASS 2          3,170   2,090   2,012   2,339
Franklin Rising Dividends VIP Fund................       CLASS 2         29,650  26,413  20,758  19,002
Franklin Small Cap Value VIP Fund.................       CLASS 2          4,865   3,657   1,896   1,612
Franklin Strategic Income VIP Fund................       CLASS 2         40,776  28,404  23,234  18,592
Goldman Sachs VIT Mid Cap Value Fund..............    SERVICE SHARES      8,010   5,701   5,241   4,230
Invesco V.I. Diversified Dividend Fund............       SERIES I       180,509 213,603 222,575 230,761
Invesco V.I. Global Core Equity Fund..............       SERIES I           111     132     154     177
Invesco V.I. Global Health Care Fund..............       SERIES I         2,137   2,465   2,906   2,916
Invesco V.I. Global Real Estate Fund..............      SERIES II        27,376  21,866  16,892  13,565
Invesco V.I. International Growth Fund............      SERIES II        24,946  18,746  13,997  10,055
Invesco V.I. Mid Cap Core Equity Fund.............      SERIES II         5,582   3,319   2,866   2,552
Invesco V.I. Small Cap Equity Fund................      SERIES II         3,942   3,214   2,864   1,771
Invesco V.I. Technology Fund......................       SERIES I         1,900   1,930   1,857   1,787
IVY VIP Energy....................................       CLASS II        26,065  19,578  14,622  10,790
IVY VIP High Income(a)............................       CLASS II        44,753  31,671  18,942  14,516
IVY VIP Mid Cap Growth............................       CLASS II        17,609  12,703  10,438   8,223
IVY VIP Science and Technology(a).................       CLASS II        24,057  16,118   9,491   5,996
IVY VIP Small Cap Growth..........................       CLASS II         9,177   8,325   6,993   4,980
Janus Henderson VIP Enterprise Portfolio.......... INSTITUTIONAL SHARES  22,992  24,579  29,055  28,530

                                    FSA-104

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                   AT DECEMBER 31,
                                                                           -------------------------------
                                                                                  UNITS OUTSTANDING
                                                                           -------------------------------
                                                          SHARE CLASS+      2017    2016    2015    2014
                                                      -------------------- ------- ------- ------- -------
Janus Henderson VIP Forty Portfolio.................. INSTITUTIONAL SHARES  64,913  91,036 104,400 118,565
Janus Henderson VIP Global Research Portfolio........ INSTITUTIONAL SHARES     692  27,830  32,862  28,499
Janus Henderson VIP Mid Cap Value Portfolio..........    SERVICE SHARES     68,643  90,371  98,118  97,398
JanusHenderson VIP Overseas Portfolio................ INSTITUTIONAL SHARES   8,279   7,534   7,003   6,665
Lazard Retirement Emerging Markets Equity Portfolio..    SERVICE SHARES     64,152  47,001  37,326  29,179
MFS(R) International Value Portfolio.................    SERVICE CLASS      56,313  37,062  26,692  20,896
MFS(R) Investors Trust Series........................    SERVICE CLASS       1,990   1,528   1,218   1,102
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(h)........................................    SERVICE CLASS       2,689   1,670     981      --
MFS(R) Utilities Series..............................    INITIAL CLASS       1,232   1,294   1,561   1,542
Morgan Stanley Variable Insurance Fund Inc. Emerging
 Markets Debt Portfolio..............................       CLASS I          3,641   4,815   5,580   5,481
Multimanager Aggressive Equity.......................       CLASS B         18,540  22,781  21,938  21,140
Multimanager Core Bond...............................       CLASS A        658,846 645,974 665,385 687,821
Multimanager Core Bond...............................       CLASS B         22,125  20,539  16,187  15,290
Multimanager Mid Cap Growth..........................       CLASS B          4,003   3,685   3,285   3,092
Multimanager Mid Cap Value...........................       CLASS B          6,836   7,021   6,987   7,046
Multimanager Technology..............................       CLASS B         13,601  12,178  10,689   9,927
PIMCO CommodityRealReturn(R) Strategy Portfolio......    ADVISOR CLASS      25,114  16,680  14,072  10,300
PIMCO Real Return Portfolio..........................    ADVISOR CLASS      36,983  25,229  22,352  19,572
PIMCO Total Return Portfolio.........................    ADVISOR CLASS      73,731  54,188  43,429  39,836
T. Rowe Price Equity Income Portfolio - II...........       CLASS II         7,071   5,531   4,752   4,179
Target 2025 Allocation(g)............................       CLASS B          1,579   1,270     631      --
Target 2035 Allocation(g)............................       CLASS B          2,177     455     174      --
Target 2045 Allocation(g)............................       CLASS B          4,499     504      42      --
Target 2055 Allocation(g)............................       CLASS B          2,272     390      10      --
Templeton Developing Markets VIP Fund................       CLASS 2         15,987  11,908 153,155 153,282
Templeton Global Bond VIP Fund.......................       CLASS 2         50,567  43,497 165,687 162,801
Templeton GrowthVIP Fund.............................       CLASS 2          3,450   3,027   2,713   2,553
VanEck VIP Emerging Markets Fund.....................    INITIAL CLASS      57,455  52,890  55,352  56,963
VanEck VIP Global Hard Assets Fund...................    CLASS S SHARES     28,104  24,703  21,549  12,209
VanEck VIP Global Hard Assets Fund...................    INITIAL CLASS      16,480  21,916  22,257  22,738
VanEck VIP Unconstrained Emerging Markets Bond Fund..    INITIAL CLASS      39,540  35,041  36,915  37,722

                                                                               AT DECEMBER 31,
                                                                ---------------------------------------------
                                                                                 UNIT VALUE
                                                                              LOWEST TO HIGHEST
                                                                ---------------------------------------------
                                                   SHARE CLASS+  2017    2016    2015   2014      2013(B)
                                                   ------------ ------- ------- ------ ------ ---------------
1290 VT Convertible Securities(i).................   CLASS B    $127.30 $111.40     --     --               --
1290 VT DoubleLine Dynamic Allocation(a)..........   CLASS B     123.19  112.39 103.48 107.48           104.94
1290 VT DoubleLine Opportunistic Bond(j)..........   CLASS B     102.13      --     --     --               --
1290 VT Equity Income.............................   CLASS A      36.66   31.65  28.01  28.49 15.87 to   26.22
1290 VT Equity Income.............................   CLASS B     258.51  223.16 197.51 200.93 18.14 to  184.90
1290 VT GAMCO Mergers & Acquisitions..............   CLASS B     191.34  180.20 167.33 163.06           160.43
1290 VT GAMCO Small Company Value.................   CLASS B      96.69   83.29  67.56  71.65 69.52 to   99.65
1290 VT SmartBeta Equity(i).......................   CLASS B     126.07  103.57     --     --               --
1290 VT Socially Responsible......................   CLASS A      19.33   16.06  14.60  14.54 12.06 to   12.79
1290 VT Socially Responsible......................   CLASS B     214.75  178.36 162.21 161.44 15.19 to  142.10
All Asset Growth-Alt 20(k)........................   CLASS B      21.61   18.65  17.02  17.72 17.31 to   29.89
American Century VP Mid Cap Value Fund............   CLASS II    250.02  224.30 182.78 185.71           159.77

                                    FSA-105

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                                             ------------------------------------------------
                                                                                UNIT VALUE
                                                                            LOWEST TO HIGHEST
                                                             ------------------------------------------------
                                               SHARE CLASS+   2017    2016    2015    2014       2013(B)
                                              -------------- ------- ------- ------- ------- ----------------
American Funds Insurance Series(R) Global
 Small Capitalization Fund/SM/(a)............    CLASS 4     $146.74 $116.81 $114.69 $114.71           $112.59
American Funds Insurance Series(R) New World
 Fund(R)(a)..................................    CLASS 4      128.66   99.69   94.90   98.22            106.91
AXA 400 Managed Volatility...................    CLASS B      218.79  189.88  158.65  163.75            150.51
AXA 500 Managed Volatility...................    CLASS B      227.98  188.80  170.05  169.43            150.49
AXA 2000 Managed Volatility..................    CLASS B      203.32  178.58  148.16  156.13            150.04
AXA Aggressive Allocation....................    CLASS A       15.89   13.34   12.26   12.48             11.92
AXA Aggressive Allocation....................    CLASS B      257.94  216.58  199.09  202.64 11.22 to   193.51
AXA Balanced Strategy........................    CLASS B      162.81  148.21  139.85  140.75            134.82
AXA Conservative Allocation..................    CLASS A       13.59   12.94   12.58   12.61             12.29
AXA Conservative Allocation..................    CLASS B      161.48  153.87  149.50  149.86 11.56 to   146.04
AXA Conservative Growth Strategy.............    CLASS B      151.58  140.38  133.74  134.36            129.42
AXA Conservative Strategy....................    CLASS B      130.46  125.12  121.68  121.89            118.79
AXA Conservative-Plus Allocation.............    CLASS A       14.36   13.20   12.60   12.68             12.30
AXA Conservative-Plus Allocation.............    CLASS B      184.11  169.18  161.54  162.60 11.57 to   157.62
AXA Global Equity Managed Volatility.........    CLASS B      352.45  279.54  267.56  272.26            267.75
AXA Growth Strategy..........................    CLASS B      187.88  165.21  152.84  154.35            146.14
AXA International Core Managed Volatility....    CLASS B      180.36  142.79  142.49  148.95            158.86
AXA International Managed Volatility.........    CLASS B      141.09  113.55  113.69  116.49            124.51
AXA International Value Managed Volatility...    CLASS A       20.65   16.73   16.61   17.15             18.48
AXA International Value Managed Volatility...    CLASS B      195.36  158.35  157.18  162.31            174.86
AXA Large Cap Core Managed Volatility........    CLASS B      229.27  188.00  171.18  170.54            152.79
AXA Large Cap Growth Managed Volatility......    CLASS A       28.16   21.79   20.65   19.85             17.87
AXA Large Cap Growth Managed Volatility......    CLASS B      443.36  343.12  325.20  312.59            281.39
AXA Large Cap Value Managed Volatility.......    CLASS A       29.45   25.87   22.43   23.37 14.19 to    20.82
AXA Large Cap Value Managed Volatility.......    CLASS B      237.97  209.01  181.24  188.82            168.25
AXA Mid Cap Value Managed Volatility.........    CLASS A       28.05   24.97   21.22   22.00 19.54 to    19.84
AXA Mid Cap Value Managed Volatility.........    CLASS B      400.24  356.34  302.82  313.94            283.15
AXA Moderate Allocation......................    CLASS A       14.50   13.06   12.39   12.50             12.14
AXA Moderate Allocation......................    CLASS B      203.48  183.24  173.92  175.47 11.42 to   170.31
AXA Moderate Growth Strategy.................    CLASS B      175.04  156.57  146.26  147.42            140.39
AXA Moderate-Plus Allocation.................    CLASS A       15.36   13.37   12.46   12.63             12.17
AXA Moderate-Plus Allocation.................    CLASS B      233.89  203.57  189.77  192.26 11.45 to   185.27
AXA/AB Small Cap Growth......................    CLASS A       33.52   27.32   24.27   25.00 21.71 to    24.13
AXA/AB Small Cap Growth......................    CLASS B      453.45  369.65  328.35  338.19            326.52
AXA/Clearbridge Large Cap Growth.............    CLASS B      270.36  215.27  213.39  210.71            203.00
AXA/Janus Enterprise.........................    CLASS A       35.79   27.98   29.25   30.95 18.50 to    31.17
AXA/Janus Enterprise.........................    CLASS B      291.87  228.20  238.53  252.39            254.20
AXA/Loomis Sayles Growth.....................    CLASS B       25.62   19.04   17.82   15.98 13.44 to    14.82
Charter/SM/ Multi-Sector Bond................    CLASS B      145.05  141.87  137.83  138.72            135.49
Charter/SM/ Small Cap Growth.................    CLASS B       23.51   18.91   17.29   18.40 16.53 to    18.89
Charter/SM/ Small Cap Value..................    CLASS B      353.23  317.38  253.43  291.75            307.45
Dreyfus Stock Index Fund, Inc................ INITIAL SHARES   39.89   32.82   29.38   29.06 14.31 to    25.62
EQ/BlackRock Basic Value Equity..............    CLASS B      515.61  476.93  404.30  430.79 21.02 to   392.69
EQ/Capital Guardian Research.................    CLASS A       23.76   18.94   17.47   17.14 15.51 to    18.20
EQ/Capital Guardian Research.................    CLASS B      336.81  268.51  247.65  243.01            219.89
EQ/Common Stock Index........................    CLASS A       35.16   29.19   26.13   26.15             23.33

                                    FSA-106

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                                              ------------------------------------------------
                                                                                 UNIT VALUE
                                                                             LOWEST TO HIGHEST
                                                              ------------------------------------------------
                                               SHARE CLASS+    2017    2016    2015    2014       2013(B)
                                              --------------- ------- ------- ------- ------- ----------------
EQ/Common Stock Index........................     CLASS B     $224.67 $186.50 $166.98 $167.07           $149.10
EQ/Core Bond Index...........................     CLASS A       15.95   15.72   15.51   15.44 11.09 to    15.08
EQ/Core Bond Index...........................     CLASS B      142.69  140.63  138.72  138.11            134.86
EQ/Equity 500 Index..........................     CLASS B      247.66  204.61  183.95  182.51            161.55
EQ/Global Bond PLUS..........................     CLASS B      137.76  131.64  130.75  135.92            134.72
EQ/Intermediate Government Bond..............     CLASS A       18.25   18.19   18.11   18.03 17.76 to    18.67
EQ/Intermediate Government Bond..............     CLASS B      124.24  123.82  123.26  122.74            120.89
EQ/International Equity Index................     CLASS A       15.87   12.88   12.60   12.87             13.83
EQ/International Equity Index................     CLASS B      160.52  130.27  127.47  130.25            139.91
EQ/Invesco Comstock..........................     CLASS B      245.99  208.50  177.64  189.36            173.86
EQ/JPMorgan Value Opportunities..............     CLASS A       19.69   16.73   13.76   14.08             12.31
EQ/JPMorgan Value Opportunities..............     CLASS B      386.87  328.64  270.42  276.74            241.95
EQ/Large Cap Growth Index....................     CLASS B      225.05  174.16  163.77  156.17            139.14
EQ/Large Cap Value Index.....................     CLASS B      137.42  121.61  104.41  109.25             97.00
EQ/MFS International Growth..................     CLASS B       23.81   18.03   17.68   17.64 18.57 to    25.45
EQ/Mid Cap Index.............................     CLASS B      292.20  253.03  211.01  217.22            199.30
EQ/Money Market..............................     CLASS A       11.47   11.43   11.43   11.43 10.73 to    11.43
EQ/Money Market..............................     CLASS B      132.02  131.49  131.49  131.50            131.49
EQ/PIMCO Ultra Short Bond....................     CLASS A       14.48   14.21   13.94   13.97             13.99
EQ/PIMCO Ultra Short Bond....................     CLASS B      123.07  120.78  118.43  118.75 13.46 to   118.86
EQ/Quality Bond PLUS.........................     CLASS A       11.60   11.44   11.31   11.29             10.97
EQ/Quality Bond PLUS.........................     CLASS B      173.41  171.04  169.05  168.67 24.26 to   163.91
EQ/Small Company Index.......................     CLASS A       20.76   18.21   15.11   15.83 15.10 to    27.40
EQ/Small Company Index.......................     CLASS B      374.84  328.79  272.79  285.84            272.63
EQ/T. Rowe Price Growth Stock................     CLASS B       34.70   26.02   25.68   23.30 21.44 to    35.23
EQ/UBS Growth & Income.......................     CLASS B      277.48  228.79  207.72  210.72 14.17 to   184.13
Fidelity(R) VIP Asset Manager Portfolio......  INITIAL CLASS    22.84   20.01   19.42   19.39             18.32
Fidelity(R) VIP Contrafund(R) Portfolio......  INITIAL CLASS    36.29   29.78   27.57   27.38             24.46
Fidelity(R) VIP Contrafund(R) Portfolio...... SERVICE CLASS 2  231.82  190.66  176.98  176.25            157.85
Fidelity(R) VIP Growth & Income Portfolio....  INITIAL CLASS    26.40   22.59   19.46   19.91             18.02
Fidelity(R) VIP Growth & Income Portfolio.... SERVICE CLASS 2  242.37  207.84  179.47  184.15            167.06
Fidelity(R) VIP Mid Cap Portfolio............ SERVICE CLASS 2  221.31  183.60  164.04  166.76            157.27
Franklin Income VIP Fund.....................     CLASS 2       17.16   15.65   13.73   14.77 14.12 to    21.79
Franklin Mutual Shares VIP Fund..............     CLASS 2      191.25  176.51  152.09  159.99            149.35
Franklin Rising Dividends VIP Fund...........     CLASS 2      244.66  202.94  174.89  181.51 22.77 to   166.95
Franklin Small Cap Value VIP Fund............     CLASS 2      222.45  201.04  154.43  166.74            165.79
Franklin Strategic Income VIP Fund...........     CLASS 2      138.97  132.91  123.13  128.09            125.75
Goldman Sachs VIT Mid Cap Value Fund......... SERVICE SHARES   204.29  184.30  162.70  179.82            158.73
Invesco V.I. Diversified Dividend Fund.......    SERIES I       14.53   13.38   11.66   11.42  9.85 to    10.12
Invesco V.I. Global Core Equity Fund.........    SERIES I       19.74   16.07   15.04   15.26 15.15 to    17.84
Invesco V.I. Global Health Care Fund.........    SERIES I       31.97   27.60   31.17   30.22 23.19 to    25.25
Invesco V.I. Global Real Estate Fund.........    SERIES II     175.68  155.85  153.07  155.78            136.24
Invesco V.I. International Growth Fund.......    SERIES II     166.91  136.00  136.96  140.64            140.51
Invesco V.I. Mid Cap Core Equity Fund........    SERIES II     180.71  157.62  139.29  145.51            139.69
Invesco V.I. Small Cap Equity Fund...........    SERIES II     206.72  181.77  162.53  172.43            168.91
Invesco V.I. Technology Fund.................    SERIES I       31.03   22.96   23.14   21.66 14.56 to    19.51
IVY VIP Energy...............................    CLASS II      110.34  126.31   93.87  120.57            134.81
IVY VIP High Income(a).......................    CLASS II      122.25  114.60   98.63  105.50            103.52
IVY VIP Mid Cap Growth.......................    CLASS II      232.50  183.22  172.66  183.25            169.89
IVY VIP Science and Technology(a)............    CLASS II      178.23  134.90  132.86  136.79            132.92

                                    FSA-107

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                      AT DECEMBER 31,
                                                                      ------------------------------------------------
                                                                                         UNIT VALUE
                                                                                     LOWEST TO HIGHEST
                                                                      ------------------------------------------------
                                                     SHARE CLASS+      2017    2016    2015    2014       2013(B)
                                                 -------------------- ------- ------- ------- ------- ----------------
IVY VIP Small Cap Growth........................       CLASS II       $200.67 $162.99 $158.38 $155.45              $153.01
Janus Henderson VIT Enterprise Portfolio........ INSTITUTIONAL SHARES   22.42   17.60   15.66   15.05 13.38    to    20.64
Janus Henderson VIT Forty Portfolio............. INSTITUTIONAL SHARES   27.84   21.36   20.91   18.63 15.62    to    17.13
Janus Henderson VIT Global Research Portfolio... INSTITUTIONAL SHARES   15.99   12.59   12.34   12.62  8.81    to    11.75
Janus Henderson VIT Mid Cap Value Portfolio.....    SERVICE SHARES      33.73   29.68   24.99   25.95                23.93
Janus Henderson VIT Overseas Portfolio.......... INSTITUTIONAL SHARES   21.95   16.74   17.90   19.58                22.22
Lazard Retirement Emerging Markets Equity
 Portfolio......................................    SERVICE SHARES     132.60  103.74   85.89  107.44               112.66
MFS(R) International Value Portfolio............    SERVICE CLASS      219.90  173.40  166.99  157.06               155.30
MFS(R) Investors Trust Series...................    SERVICE CLASS      231.41  188.10  173.66  173.74               156.93
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(h)...................................    SERVICE CLASS      241.81  188.77  178.35      --                   --
MFS(R) Utilities Series.........................    INITIAL CLASS       53.93   46.96   42.13   49.28 38.48    to    43.72
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio................       CLASS I          33.27   30.33   27.43   27.71                26.92
Multimanager Aggressive Equity..................       CLASS B         199.05  152.70  147.63  141.96               128.28
Multimanager Core Bond..........................       CLASS A          14.61   14.18   13.82   13.80                13.30
Multimanager Core Bond..........................       CLASS B         184.52  179.14  174.54  174.31               168.02
Multimanager Mid Cap Growth.....................       CLASS B         428.45  338.26  316.79  321.69               306.77
Multimanager Mid Cap Value......................       CLASS B         300.80  275.28  231.18  244.76               232.36
Multimanager Technology.........................       CLASS B         574.94  413.27  379.34  356.88               314.29
PIMCO CommodityRealReturn(R) Strategy Portfolio.    ADVISOR CLASS       72.91   71.44   62.19   83.66               102.96
PIMCO Real Return Portfolio.....................    ADVISOR CLASS      125.92  121.60  115.70  119.04               115.58
PIMCO Total Return Portfolio....................    ADVISOR CLASS      130.56  124.56  121.43  121.00               116.15
T. Rowe Price Equity Income Portfolio - II......       CLASS II        210.29  181.71  152.88  164.58               153.66
Target 2025 Allocation(g).......................       CLASS B         116.76  101.16   94.18      --                   --
Target 2035 Allocation(g).......................       CLASS B         119.39  101.38   93.85      --                   --
Target 2045 Allocation(g).......................       CLASS B         121.38  101.41   93.31      --                   --
Target 2055 Allocation(g).......................       CLASS B         125.09  102.71   93.79      --                   --
Templeton Developing Markets VIP Fund...........       CLASS 2         130.20   92.73   78.96   98.21               107.20
Templeton Global Bond VIP Fund..................       CLASS 2         124.64  122.29  118.80  124.14               121.91
Templeton GrowthVIP Fund........................       CLASS 2         181.56  153.21  139.77  149.46               153.79
VanEck VIP Emerging Markets Fund................    INITIAL CLASS       33.72   22.33   22.30   25.93                26.04
VanEck VIP Global Hard Assets Fund..............    CLASS S SHARES      83.53   85.21   59.42   89.52               110.99
VanEck VIP Global Hard Assets Fund..............    INITIAL CLASS       38.11   38.77   26.97   40.53                50.10
VanEck VIP Unconstrained Emerging Markets Bond
 Fund...........................................    INITIAL CLASS       22.57   20.11   18.90   21.74                21.26

                                                            AT DECEMBER 31,
                                                 -------------------------------------
                                                          NET ASSETS (000'S)
                                                 -------------------------------------
                                                  2017    2016    2015   2014  2013(C)
                                                 ------- ------- ------ ------ -------
1290 VT Convertible Securities(i)............... $   224 $     3     --     --     --
1290 VT DoubleLine Dynamic Allocation(a)........   4,105   2,286  1,172    531    181
1290 VT DoubleLine Opportunistic Bond(j)........      92      --     --     --     --
1290 VT Equity Income...........................   9,504   9,336  8,771  9,503 17,905
1290 VT GAMCO Mergers & Acquisitions............   1,894   1,578  1,420  1,360  1,170
1290 VT GAMCO Small Company Value...............  30,131  22,611 16,874 16,825 96,555

                                    FSA-108

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                            AT DECEMBER 31,
                                                 -------------------------------------
                                                          NET ASSETS (000'S)
                                                 -------------------------------------
                                                  2017    2016    2015   2014  2013(C)
                                                 ------- ------- ------ ------ -------
1290 VT SmartBeta Equity(i)..................... $    44 $     7     --     --     --
1290 VT Socially Responsible....................     310     252    215    174  1,746
All Asset Growth-Alt 20(k)......................   8,434   4,233  3,278  2,898 66,813
American Century VP Mid Cap Value Fund..........   6,330   3,761  1,669  1,196    665
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/(a).....................   1,020     389    243    132     25
American Funds Insurance Series(R) New World
 Fund(R)(a).....................................   1,160     515    247    173     23
AXA 400 Managed Volatility......................   1,008     590    423    412    320
AXA 500 Managed Volatility......................   2,485   1,068    690    542    385
AXA 2000 Managed Volatility.....................     942     567    406    390    266
AXA Aggressive Allocation.......................  30,895  26,944 26,223 27,080 27,008
AXA Balanced Strategy...........................  31,592  26,655 21,139 19,056 15,362
AXA Conservative Allocation.....................   3,389   3,595  3,251  3,315  3,559
AXA Conservative Growth Strategy................   7,707   6,097  5,255  4,789  4,057
AXA Conservative Strategy.......................   2,387   2,300  2,150  1,927  1,717
AXA Conservative-Plus Allocation................   6,441   6,430  6,194  6,323  7,204
AXA Global Equity Managed Volatility............   9,053   7,267  6,955  7,015  8,007
AXA Growth Strategy.............................  38,198  29,042 23,378 19,989 15,916
AXA International Core Managed Volatility.......   4,463   3,591  3,434  3,486  1,482
AXA International Managed Volatility............     887     392    329    276    223
AXA International Value Managed Volatility......   4,927   4,038  4,033  4,162  4,472
AXA Large Cap Core Managed Volatility...........   3,051   2,493  2,241  2,243  1,620
AXA Large Cap Growth Managed Volatility.........   8,522   6,593  6,171  5,971  2,095
AXA Large Cap Value Managed Volatility..........   7,348   6,587  5,804  6,288  5,071
AXA Mid Cap Value Managed Volatility............   5,116   4,423  3,718  3,861 15,212
AXA Moderate Allocation.........................  41,831  38,053 36,221 36,873 38,591
AXA Moderate Growth Strategy....................  86,793  69,844 57,552 51,266 39,495
AXA Moderate-Plus Allocation....................  93,075  83,255 79,650 82,170 83,470
AXA/AB Small Cap Growth.........................   6,231   4,761  3,765  3,447  3,816
AXA/Clearbridge Large Cap Growth................   7,946   6,430  5,985  5,595  4,791
AXA/Janus Enterprise............................   9,318   7,040  7,050  7,094 15,353
AXA/Loomis Sayles Growth........................   6,017   3,336  1,984  1,733 52,058
Charter/SM/ Multi-Sector Bond...................   2,314   2,038  1,863  1,829  2,823
Charter/SM/ Small Cap Growth....................   1,739   2,068  1,990  2,057 14,967
Charter/SM/ Small Cap Value.....................   1,215   1,137    873    985  1,048
Dreyfus Stock Index Fund, Inc...................  22,238  22,732 21,920 23,401 37,730
EQ/BlackRock Basic Value Equity.................  13,279  10,862  8,435  8,016  7,573
EQ/Capital Guardian Research....................   2,018   1,355  1,132    876  5,552
EQ/Common Stock Index...........................  28,280  18,612 13,436 11,085  9,110
EQ/Core Bond Index..............................  13,286  12,200 12,315 12,841 27,438
EQ/Equity 500 Index.............................  42,200  27,945 20,203 15,128 11,767
EQ/Global Bond PLUS.............................   2,549   1,927  1,696  1,700  1,562
EQ/Intermediate Government Bond.................   6,720   7,077  7,284  7,904 13,578
EQ/International Equity Index...................  11,661   8,355  7,661  7,457  7,526
EQ/Invesco Comstock.............................   3,978   3,494  2,808  2,963  1,581
EQ/JPMorgan Value Opportunities.................   5,361   2,325  1,331  1,122    923
EQ/Large Cap Growth Index.......................   6,441   3,794  3,278  2,595  2,037
EQ/Large Cap Value Index........................   4,434   2,987  2,015  1,905  9,038
EQ/MFS International Growth.....................   8,689   5,941  5,613  5,341 19,738
EQ/Mid Cap Index................................   8,761   6,358  4,582  4,481  7,621
EQ/Money Market.................................  11,051   9,965  9,567  8,770 17,620

                                    FSA-109

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                         AT DECEMBER 31,
                                             ---------------------------------------
                                                       NET ASSETS (000'S)
                                             ---------------------------------------
                                              2017    2016    2015    2014   2013(C)
                                             ------- ------- ------- ------- -------
EQ/PIMCO Ultra Short Bond................... $ 4,837 $ 4,639 $ 4,281 $ 4,180 $ 6,435
EQ/Quality Bond PLUS........................   2,345   2,029   1,839   1,653   7,470
EQ/Small Company Index......................   9,749   7,591   5,980   6,180   7,019
EQ/T. Rowe Price Growth Stock...............  13,729   9,340   8,247   6,563  48,058
EQ/UBS Growth & Income......................   1,862   1,193   1,137     991  17,554
Fidelity(R) VIP Asset Manager Portfolio.....       9       8       7       7      10
Fidelity(R) VIP Contrafund(R) Portfolio.....  11,884   9,104   7,535   7,017  28,090
Fidelity(R) VIP Growth & Income Portfolio...   2,409   1,851   1,438   1,283   1,143
Fidelity(R) VIP Mid Cap Portfolio...........   3,924   2,446   1,819   1,622   1,240
Franklin Income VIP Fund....................     371     393     372     395   7,724
Franklin Mutual Shares VIP Fund.............     606     369     306     374     247
Franklin Rising Dividends VIP Fund..........   7,255   5,360   3,630   3,449   4,035
Franklin Small Cap Value VIP Fund...........   1,082     735     293     269     210
Franklin Strategic Income VIP Fund..........   5,666   3,775   2,861   2,381   1,650
Goldman Sachs VIT Mid Cap Value Fund........   1,636   1,051     853     761     499
Invesco V.I. Diversified Dividend Fund......   2,623   2,859   2,594   2,635   2,752
Invesco V.I. Global Core Equity Fund........       2       2       2       3     557
Invesco V.I. Global Health Care Fund........      68      68      91      88     956
Invesco V.I. Global Real Estate Fund........   4,809   3,408   2,586   2,113   1,427
Invesco V.I. International Growth Fund......   4,164   2,550   1,917   1,414   1,002
Invesco V.I. Mid Cap Core Equity Fund.......   1,009     523     399     371     269
Invesco V.I. Small Cap Equity Fund..........     815     584     465     305     238
Invesco V.I. Technology Fund................      59      44      43      39     355
IVY VIP Energy..............................   2,876   2,473   1,373   1,301   1,091
IVY VIP High Income(a)......................   5,471   3,629   1,868   1,531     591
IVY VIP Mid Cap Growth......................   4,094   2,328   1,802   1,507   1,303
IVY VIP Science and Technology(a)...........   4,288   2,174   1,261     820     321
IVY VIP Small Cap Growth....................   1,841   1,357   1,108     774     561
Janus Henderson VIT Enterprise Portfolio....     516     432     455     429  13,604
Janus Henderson VIT Forty Portfolio.........   1,807   1,945   2,183   2,209  15,443
Janus Henderson VIT Global Research
 Portfolio..................................      22     350     405     368  11,194
Janus Henderson VIT Mid Cap Value
 Portfolio..................................   2,316   2,682   2,452   2,528   2,525
Janus Henderson VIT Overseas Portfolio......     182     126     125     131   4,409
Lazard Retirement Emerging Markets Equity
 Portfolio..................................   8,507   4,876   3,206   3,135   2,870
MFS(R) International Value Portfolio........  12,384   6,427   4,457   3,282   2,554
MFS(R) Investors Trust Series...............     460     287     211     191      71
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(h)...............................     650     315     175      --      --
MFS(R) Utilities Series.....................      66      61      66      76   1,744
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio............     121     146     153     152     171
Multimanager Aggressive Equity..............   3,690   3,479   3,239   3,001   2,757
Multimanager Core Bond......................  13,707  12,841  12,019  12,157  12,167
Multimanager Mid Cap Growth.................   1,715   1,247   1,041     995     899
Multimanager Mid Cap Value..................   2,056   1,933   1,615   1,725   1,651
Multimanager Technology.....................   7,819   5,033   4,055   3,543   2,841
PIMCO CommodityRealReturn(R) Strategy
 Portfolio..................................   1,832   1,193     875     863     793
PIMCO Real Return Portfolio.................   4,661   3,068   2,586   2,329   2,001

                                    FSA-110

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                            AT DECEMBER 31,
                                                 -------------------------------------
                                                          NET ASSETS (000'S)
                                                 -------------------------------------
                                                  2017   2016   2015    2014   2013(C)
                                                 ------ ------ ------- ------- -------
PIMCO Total Return Portfolio.................... $9,626 $6,750 $ 5,273 $ 4,820 $ 4,178
T. Rowe Price Equity Income Portfolio - II......  1,487  1,005     727     688     582
Target 2025 Allocation(g).......................    184    128      59      --      --
Target 2035 Allocation(g).......................    260     46      16      --      --
Target 2045 Allocation(g).......................    546     51       4      --      --
Target 2055 Allocation(g).......................    284     40       1      --      --
Templeton Developing Markets VIP Fund...........  2,082  1,104  12,093  15,054  16,492
Templeton Global Bond VIP Fund..................  6,303  5,319  19,683  20,211  19,552
Templeton Growth VIP Fund.......................    626    464     379     382     349
VanEck VIP Emerging Markets Fund................  1,938  1,181   1,235   1,477   1,564
VanEck VIP Global Hard Assets Fund..............  2,976  2,955   1,881   2,014   2,290
VanEck VIP Unconstrained Emerging Markets Bond
 Fund...........................................    893    705     698     820     871

                                                         AT DECEMBER 31,
                                                 ------------------------------
                                                           INVESTMENT
                                                          INCOME RATIO*
                                                 ------------------------------
                                                 2017  2016  2015  2014  2013(D)
                                                 ----  ----  ----  ----  -------
1290 VT Convertible Securities(i)............... 4.40% 3.12% 0.00% 0.00%  0.00%
1290 VT DoubleLine Dynamic Allocation(a)........ 0.69  1.94  1.13  2.46   3.42
1290 VT DoubleLine Opportunistic Bond(j)........ 3.04    --    --    --     --
1290 VT Equity Income........................... 1.69  2.06  1.57  1.60   1.99
1290 VT GAMCO Mergers & Acquisitions............ 0.18  0.01    --    --   0.44
1290 VT GAMCO Small Company Value............... 0.66  0.54  0.55  0.29   0.27
1290 VT SmartBeta Equity(i)..................... 2.44  3.31    --    --     --
1290 VT Socially Responsible.................... 0.83  1.26  1.14  0.61   0.75
All Asset Growth-Alt 20(k)...................... 1.87  1.47  0.89  1.63   1.35
American Century VP Mid Cap Value Fund.......... 1.43  1.66  1.52  1.04   1.13
American Funds Insurance Series(R) Global Small
 Capitalization Fund/SM/(a)..................... 0.39  0.12    --  0.10     --
American Funds Insurance Series(R) New World
 Fund(R)(a)..................................... 1.04  0.80  0.59  1.33   2.83
AXA 400 Managed Volatility...................... 0.81  0.81  0.59  0.44   0.21
AXA 500 Managed Volatility...................... 1.35  1.45  1.05  0.69   0.62
AXA 2000 Managed Volatility..................... 0.83  0.81  0.42  0.18   0.14
AXA Aggressive Allocation....................... 1.52  0.94  0.95  1.61   2.57
AXA Balanced Strategy........................... 1.35  0.99  1.04  1.22   2.26
AXA Conservative Allocation..................... 1.08  1.00  0.83  0.89   0.99
AXA Conservative Growth Strategy................ 1.32  0.91  0.97  1.05   1.80
AXA Conservative Strategy....................... 1.07  0.83  0.88  0.81   1.09
AXA Conservative-Plus Allocation................ 1.18  0.93  0.84  1.03   1.41
AXA Global Equity Managed Volatility............ 1.10  0.96  0.90  0.98   0.86
AXA Growth Strategy............................. 1.62  1.01  1.23  1.45   2.92
AXA International Core Managed Volatility....... 1.69  0.30  0.06  1.79   0.92
AXA International Managed Volatility............ 2.50  1.35  0.04  0.88     --
AXA International Value Managed Volatility...... 1.99  0.49  0.10  1.64   1.13
AXA Large Cap Core Managed Volatility........... 1.04  1.15  0.95  1.07   0.54
AXA Large Cap Growth Managed Volatility......... 0.50  0.59  0.29  0.26   0.18
AXA Large Cap Value Managed Volatility.......... 1.55  1.74  1.61  1.60   1.08
AXA Mid Cap Value Managed Volatility............ 1.10  1.29  0.78  0.60   0.51
AXA Moderate Allocation......................... 1.28  0.92  0.84  1.12   1.67
AXA Moderate Growth Strategy.................... 1.49  0.97  1.13  1.33   2.52

                                    FSA-111

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                         AT DECEMBER 31,
                                                 ------------------------------
                                                           INVESTMENT
                                                          INCOME RATIO*
                                                 ------------------------------
                                                 2017  2016  2015  2014  2013(D)
                                                 ----  ----  ----  ----  -------
AXA Moderate-Plus Allocation.................... 1.41% 0.91% 0.90% 1.34%  2.19%
AXA/AB Small Cap Growth......................... 0.31  0.39  0.05  0.07   0.05
AXA/Clearbridge Large Cap Growth................ 0.08    --    --    --     --
AXA/Janus Enterprise............................   --    --    --    --     --
AXA/Loomis Sayles Growth........................ 0.20  0.39  0.13  0.11   0.82
Charter/SM/ Multi-Sector Bond................... 1.70  2.12  1.59  2.68   3.70
Charter/SM/ Small Cap Growth.................... 2.70    --  0.26    --     --
Charter/SM/ Small Cap Value..................... 1.50  1.43  0.54  0.17   0.59
Dreyfus Stock Index Fund, Inc................... 1.65  2.03  1.81  1.76   1.81
EQ/BlackRock Basic Value Equity................. 1.52  1.61  1.39  1.14   1.71
EQ/Capital Guardian Research.................... 0.86  0.94  0.65  0.75   1.48
EQ/Common Stock Index........................... 1.48  1.77  1.55  1.32   1.47
EQ/Core Bond Index.............................. 1.68  1.53  1.48  1.33   1.09
EQ/Equity 500 Index............................. 1.62  1.87  1.85  1.49   1.67
EQ/Global Bond PLUS............................. 0.04  2.06  0.05  0.70   0.01
EQ/Intermediate Government Bond................. 0.82  0.66  0.58  0.39   0.21
EQ/International Equity Index................... 2.86  2.89  2.42  3.12   2.38
EQ/Invesco Comstock............................. 0.80  2.67  2.22  1.75   4.73
EQ/JPMorgan Value Opportunities................. 1.07  1.21  0.76  1.12   2.23
EQ/Large Cap Growth Index....................... 0.85  1.10  0.94  1.00   1.03
EQ/Large Cap Value Index........................ 2.05  2.52  1.99  1.62   1.52
EQ/MFS International Growth..................... 0.86  1.02  0.61  0.96   0.92
EQ/Mid Cap Index................................ 1.02  1.20  0.89  0.83   0.80
EQ/Money Market................................. 0.40  0.00  0.00  0.00   0.00
EQ/PIMCO Ultra Short Bond....................... 1.29  1.06  0.49  0.40   0.75
EQ/Quality Bond PLUS............................ 1.28  1.22  1.12  1.05   0.35
EQ/Small Company Index.......................... 1.12  1.21  0.92  0.80   1.03
EQ/T. Rowe Price Growth Stock................... 0.00  0.00  0.00  0.00   0.00
EQ/UBS Growth & Income.......................... 0.32  0.89  0.62  0.68   0.96
Fidelity(R) VIP Asset Manager Portfolio......... 1.90  1.54  1.61  1.27   1.64
Fidelity(R) VIP Contrafund(R) Portfolio......... 0.88  0.79  0.98  0.94   0.98
Fidelity(R) VIP Growth & Income Portfolio....... 1.29  1.78  2.10  1.75   2.10
Fidelity(R) VIP Mid Cap Portfolio............... 0.53  0.35  0.27  0.02   0.40
Franklin Income VIP Fund........................ 4.05  4.94  4.58  5.34   6.36
Franklin Mutual Shares VIP Fund................. 2.43  1.95  3.04  2.10   2.12
Franklin Rising Dividends VIP Fund.............. 1.51  1.35  1.42  1.32   1.53
Franklin Small Cap Value VIP Fund............... 0.50  0.75  0.63  0.62   1.26
Franklin Strategic Income VIP Fund.............. 2.80  3.29  6.41  5.75   5.65
Goldman Sachs VIT Mid Cap Value Fund............ 0.62  1.25  0.13  0.91   0.74
Invesco V.I. Diversified Dividend Fund.......... 1.57  1.29  1.70  1.71   2.30
Invesco V.I. Global Core Equity Fund............ 1.14  1.04  1.34  1.97   2.04
Invesco V.I. Global Health Care Fund............ 0.36    --    --    --   0.68
Invesco V.I. Global Real Estate Fund............ 3.23  1.49  3.46  1.49   4.38
Invesco V.I. International Growth Fund.......... 1.34  1.28  1.41  1.43   1.23
Invesco V.I. Mid Cap Core Equity Fund........... 0.31    --  0.11    --   0.55
Invesco V.I. Small Cap Equity Fund..............   --    --    --    --     --
Invesco V.I. Technology Fund....................   --    --    --    --     --
IVY VIP Energy.................................. 0.90  0.13  0.06    --     --
IVY VIP High Income(a).......................... 5.19  6.33  5.80  4.50     --
IVY VIP Mid Cap Growth..........................   --    --    --    --     --
IVY VIP Science and Technology(a)...............   --    --    --    --     --
IVY VIP Small Cap Growth........................   --    --    --    --     --

                                    FSA-112

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                          AT DECEMBER 31,
                                                 --------------------------------
                                                            INVESTMENT
                                                           INCOME RATIO*
                                                 --------------------------------
                                                  2017  2016   2015  2014  2013(D)
                                                 -----  ----  -----  ----  -------
Janus Henderson VIT Enterprise Portfolio........  0.25% 0.15%  0.65% 0.16%  0.51%
Janus Henderson VIT Forty Portfolio.............    --    --     --  0.16   0.69
Janus Henderson VIT Global Research Portfolio...  0.86  1.08   0.65  1.06   1.20
Janus Henderson VIT Mid Cap Value Portfolio.....  0.69  0.90   1.04  1.25   1.11
Janus Henderson VIT Overseas Portfolio..........  1.68  4.46   0.60  2.96   3.05
Lazard Retirement Emerging Markets Equity
 Portfolio......................................  2.01  1.19   1.25  1.77   1.64
MFS(R) International Value Portfolio............  1.38  1.19   1.83  1.88   1.54
MFS(R) Investors Trust Series...................  0.59  0.59   0.71  0.94   1.05
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(h)...................................  0.43  0.37   0.47    --     --
MFS(R) Utilities Series.........................  4.32  3.82   4.23  1.73   2.30
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio................  5.13  5.46   5.35  5.75   4.01
Multimanager Aggressive Equity..................  0.16  0.59   0.16  0.11   0.13
Multimanager Core Bond..........................  2.08  2.10   1.93  2.07   1.54
Multimanager Mid Cap Growth.....................    --  0.11     --    --     --
Multimanager Mid Cap Value......................  0.78  1.08   0.70  0.46   0.38
Multimanager Technology.........................    --  0.01     --    --     --
PIMCO CommodityRealReturn(R) Strategy Portfolio. 10.85  1.04   4.08  0.27   1.49
PIMCO Real Return Portfolio.....................  2.30  2.17   4.35  1.27   1.89
PIMCO Total Return Portfolio....................  1.92  1.97   5.03  2.13   2.15
T. Rowe Price Equity Income Portfolio - II......  1.60  2.16   1.63  1.54   1.36
Target 2025 Allocation(g).......................  1.70  2.66   7.35    --     --
Target 2035 Allocation(g).......................  2.35  2.72   4.51    --     --
Target 2045 Allocation(g).......................  2.39  3.89   1.79    --     --
Target 2055 Allocation(g).......................  2.55  3.96  10.44    --     --
Templeton Developing Markets VIP Fund...........  0.93  0.87   2.06  1.48   1.95
Templeton Global Bond VIP Fund..................    --    --   7.82  5.07   4.71
Templeton Growth VIP Fund.......................  1.57  2.01   2.58  1.37   2.78
VanEck VIP Emerging Markets Fund................  0.39  0.46   0.54  0.51   1.43
VanEck VIP Global Hard Assets Fund..............    --  0.38   0.03  0.04   0.57
VanEck VIP Unconstrained Emerging Markets Bond
 Fund...........................................  2.08    --   6.43  5.11   2.03

                                                                       AT DECEMBER 31,
                                                              ----------------------------------
                                                                       EXPENSE RATIO**
                                                                      LOWEST TO HIGHEST
                                                              ----------------------------------
                                                 SHARE CLASS+ 2017  2016  2015 2014   2013(E)
                                                 ------------ ----  ----  ---- ---- ------------
1290 VT Convertible Securities(i)...............   CLASS B    0.00% 0.00%   --   --   -- to    --
1290 VT DoubleLine Dynamic Allocation(a)........   CLASS B    0.00  0.00  0.00 0.00 0.00 to  0.00
1290 VT DoubleLine Opportunistic Bond(j)........   CLASS B    0.00  0.00    --   --            --
1290 VT Equity Income...........................   CLASS A    0.00  0.00  0.00 0.00 0.00 to  0.60
1290 VT Equity Income...........................   CLASS B    0.00  0.00  0.00 0.00          0.75
1290 VT GAMCO Mergers & Acquisitions............   CLASS B    0.00  0.00  0.00 0.00          0.00
1290 VT GAMCO Small Company Value...............   CLASS B    0.00  0.00  0.00 0.00          0.75
1290 VT SmartBeta Equity(i).....................   CLASS B    0.00  0.00    --   --            --

                                    FSA-113

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                          AT DECEMBER 31,
                                                                               ------------------------------------
                                                                                          EXPENSE RATIO**
                                                                                         LOWEST TO HIGHEST
                                                                               ------------------------------------
                                                                 SHARE CLASS+  2017  2016  2015  2014     2013(E)
                                                                -------------- ----  ----  ----  ----  ------------
1290 VT Socially Responsible...................................    CLASS A     0.00% 0.00% 0.00% 0.00%          0.75%
1290 VT Socially Responsible...................................    CLASS B     0.00  0.00  0.00  0.00           0.35
All Asset Growth-Alt 20(k).....................................    CLASS B     0.00  0.00  0.00  0.00           0.75
American Century VP Mid Cap Value Fund.........................    CLASS II    0.00  0.00  0.00  0.00           0.00
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/(a)...................................................    CLASS 4     0.00  0.00  0.00  0.00  0.00 to  0.00
American Funds Insurance Series(R) New World Fund(R)(a)........    CLASS 4     0.00  0.00  0.00  0.00           0.00
AXA 400 Managed Volatility.....................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA 500 Managed Volatility.....................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA 2000 Managed Volatility....................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Aggressive Allocation......................................    CLASS A     0.00  0.00  0.00  0.00           0.00
AXA Aggressive Allocation......................................    CLASS B     0.00  0.00  0.00  0.00           0.75
AXA Balanced Strategy..........................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA Conservative Allocation....................................    CLASS A     0.00  0.00  0.00  0.00           0.00
AXA Conservative Allocation....................................    CLASS B     0.00  0.00  0.00  0.00           0.75
AXA Conservative Growth Strategy...............................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Conservative Strategy......................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Conservative-Plus Allocation...............................    CLASS A     0.00  0.00  0.00  0.00           0.00
AXA Conservative-Plus Allocation...............................    CLASS B     0.00  0.00  0.00  0.00           0.75
AXA Global Equity Managed Volatility...........................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Growth Strategy............................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA International Core Managed Volatility......................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA International Managed Volatility...........................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA International Value Managed Volatility.....................    CLASS A     0.00  0.00  0.00  0.00           0.00
AXA International Value Managed Volatility.....................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA Large Cap Core Managed Volatility..........................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Large Cap Growth Managed Volatility........................    CLASS A     0.00  0.00  0.00  0.00           0.00
AXA Large Cap Growth Managed Volatility........................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA Large Cap Value Managed Volatility.........................    CLASS A     0.00  0.00  0.00  0.00           0.35
AXA Large Cap Value Managed Volatility.........................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Mid Cap Value Managed Volatility...........................    CLASS A     0.00  0.00  0.00  0.00  0.00 to  0.35
AXA Mid Cap Value Managed Volatility...........................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Moderate Allocation........................................    CLASS A     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA Moderate Allocation........................................    CLASS B     0.00  0.00  0.00  0.00           0.75
AXA Moderate Growth Strategy...................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA Moderate-Plus Allocation...................................    CLASS A     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA Moderate-Plus Allocation...................................    CLASS B     0.00  0.00  0.00  0.00           0.75
AXA/AB Small Cap Growth........................................    CLASS A     0.00  0.00  0.00  0.00  0.00 to  0.35
AXA/AB Small Cap Growth........................................    CLASS B     0.00  0.00  0.00  0.00           0.00
AXA/Clearbridge Large Cap Growth...............................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA/Janus Enterprise...........................................    CLASS A     0.00  0.00  0.00  0.00           0.35
AXA/Janus Enterprise...........................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
AXA/Loomis Sayles Growth.......................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.75
Charter/SM/ Multi-Sector Bond..................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
Charter/SM/ Small Cap Growth...................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.75
Charter/SM/ Small Cap Value....................................    CLASS B     0.00  0.00  0.00  0.00  0.00 to  0.00
Dreyfus Stock Index Fund, Inc.................................. INITIAL SHARES 0.00  0.00  0.00  0.00  0.00 to  0.75
EQ/BlackRock Basic Value Equity................................    CLASS B     0.00  0.00  0.00  0.00           0.35
EQ/Capital Guardian Research...................................    CLASS A     0.00  0.00  0.00  0.00           0.75
EQ/Capital Guardian Research...................................    CLASS B     0.00    --    --    --           0.00

                                    FSA-114

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                                                  -------------------------------------
                                                                             EXPENSE RATIO**
                                                                            LOWEST TO HIGHEST
                                                                  -------------------------------------
                                                  SHARE CLASS+    2017  2016  2015  2014     2013(E)
                                                 ---------------- ----  ----  ----  ----  -------------
EQ/Common Stock Index...........................     CLASS A      0.00% 0.00% 0.00% 0.00% 0.00% to  0.00%
EQ/Common Stock Index...........................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Core Bond Index..............................     CLASS A      0.00  0.00  0.00  0.00            0.75
EQ/Core Bond Index..............................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Equity 500 Index.............................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.00
EQ/Global Bond PLUS.............................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Intermediate Government Bond.................     CLASS A      0.00  0.00  0.00  0.00  0.00  to  0.75
EQ/Intermediate Government Bond.................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/International Equity Index...................     CLASS A      0.00  0.00  0.00  0.00            0.00
EQ/International Equity Index...................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Invesco Comstock.............................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/JPMorgan Value Opportunities.................     CLASS A      0.00  0.00  0.00  0.00            0.00
EQ/JPMorgan Value Opportunities.................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Large Cap Growth Index.......................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Large Cap Value Index........................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/MFS International Growth.....................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.75
EQ/Mid Cap Index................................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/Money Market.................................     CLASS A      0.00  0.00  0.00  0.00  0.00  to  0.75
EQ/Money Market.................................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/PIMCO Ultra Short Bond.......................     CLASS A      0.00  0.00  0.00  0.00            0.00
EQ/PIMCO Ultra Short Bond.......................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.35
EQ/Quality Bond PLUS............................     CLASS A      0.00  0.00  0.00  0.00            0.00
EQ/Quality Bond PLUS............................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.75
EQ/Small Company Index..........................     CLASS A      0.00  0.00  0.00  0.00  0.00  to  0.35
EQ/Small Company Index..........................     CLASS B      0.00  0.00  0.00  0.00            0.00
EQ/T. Rowe Price Growth Stock...................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.75
EQ/UBS Growth & Income..........................     CLASS B      0.00  0.00  0.00  0.00  0.00  to  0.75
Fidelity(R) VIP Asset Manager Portfolio.........  INITIAL CLASS   0.00  0.00  0.00  0.00            0.00
Fidelity(R) VIP Contrafund(R) Portfolio.........  INITIAL CLASS   0.00  0.00  0.00  0.00            0.00
Fidelity(R) VIP Contrafund(R) Portfolio......... SERVICE CLASS 2  0.00  0.00  0.00  0.00            0.00
Fidelity(R) VIP Growth & Income Portfolio.......  INITIAL CLASS   0.00  0.00  0.00  0.00            0.00
Fidelity(R) VIP Growth & Income Portfolio....... SERVICE CLASS 2  0.00  0.00  0.00  0.00            0.00
Fidelity(R) VIP Mid Cap Portfolio............... SERVICE CLASS 2  0.00  0.00  0.00  0.00            0.00
Franklin Income VIP Fund........................     CLASS 2      0.00  0.00  0.00  0.00  0.00  to  0.35
Franklin Mutual Shares VIP Fund.................     CLASS 2      0.00  0.00  0.00  0.00            0.00
Franklin Rising Dividends VIP Fund..............     CLASS 2      0.00  0.00  0.00  0.00  0.00  to  0.35
Franklin Small Cap Value VIP Fund...............     CLASS 2      0.00  0.00  0.00  0.00            0.00
Franklin Strategic Income VIP Fund..............     CLASS 2      0.00  0.00  0.00  0.00            0.00
Goldman Sachs VIT Mid Cap Value Fund............ SERVICE SHARES   0.00  0.00  0.00  0.00            0.00
Invesco V.I. Diversified Dividend Fund..........    SERIES I      0.00  0.00  0.00  0.00  0.00  to  0.35
Invesco V.I. Global Core Equity Fund............    SERIES I      0.00  0.00  0.00  0.00  0.00  to  0.35
Invesco V.I. Global Health Care Fund............    SERIES I      0.00  0.00  0.00  0.00  0.00  to  0.35
Invesco V.I. Global Real Estate Fund............    SERIES II     0.00  0.00  0.00  0.00            0.00
Invesco V.I. International Growth Fund..........    SERIES II     0.00  0.00  0.00  0.00            0.00
Invesco V.I. Mid Cap Core Equity Fund...........    SERIES II     0.00  0.00  0.00  0.00            0.00
Invesco V.I. Small Cap Equity Fund..............    SERIES II     0.00  0.00  0.00  0.00            0.00
Invesco V.I. Technology Fund....................    SERIES I      0.00  0.00  0.00  0.00  0.00  to  0.35
IVY VIP Energy..................................    CLASS II      0.00  0.00  0.00  0.00            0.00
IVY VIP High Income(a)..........................    CLASS II      0.00  0.00  0.00  0.00            0.00
IVY VIP Mid Cap Growth..........................    CLASS II      0.00  0.00  0.00  0.00            0.00

                                    FSA-115

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                               AT DECEMBER 31,
                                                                                    ------------------------------------
                                                                                               EXPENSE RATIO**
                                                                                              LOWEST TO HIGHEST
                                                                                    ------------------------------------
                                                                  SHARE CLASS+      2017  2016  2015  2014    2013 (E)
                                                              --------------------- ----  ----  ----  ----  ------------
IVY VIP Science and Technology(a)............................       CLASS II        0.00% 0.00% 0.00% 0.00%          0.00%
IVY VIP Small Cap Growth.....................................       CLASS II        0.00  0.00  0.00  0.00           0.00
Janus Henderson VIP Enterprise Portfolio..................... INSTITUTIONAL SHARES  0.00  0.00  0.00  0.00  0.00 to  0.75
Janus Henderson VIP Forty Portfolio.......................... INSTITUTIONAL SHARES  0.00  0.00  0.00  0.00  0.00 to  0.75
Janus Henderson VIP Global Research Portfolio................ INSTITUTIONAL SHARES  0.00  0.00  0.00  0.00  0.00 to  0.75
Janus Henderson VIP Mid Cap Value Portfolio..................    SERVICE SHARES     0.00  0.00  0.00  0.00           0.00
JanusHenderson VIP Overseas Portfolio........................ INSTITUTIONAL SHARES  0.00  0.00  0.00  0.00           0.00
Lazard Retirement Emerging Markets Equity Portfolio..........    SERVICE SHARES     0.00  0.00  0.00  0.00           0.00
MFS(R) International Value Portfolio.........................    SERVICE CLASS      0.00  0.00  0.00  0.00           0.00
MFS(R) Investors Trust Series................................    SERVICE CLASS      0.00  0.00  0.00  0.00           0.00
MFS(R) Massachusetts Investors Growth Stock Portfolio(h).....    SERVICE CLASS      0.00  0.00  0.00    --             --
MFS(R) Utilities Series......................................    INITIAL CLASS      0.00  0.00  0.00  0.00  0.00 to  0.35
Morgan Stanley Variable Insurance Fund Inc. Emerging Markets
 Debt Portfolio..............................................       CLASS I         0.00  0.00  0.00  0.00           0.00
Multimanager Aggressive Equity...............................       CLASS B         0.00  0.00  0.00  0.00           0.00
Multimanager Core Bond.......................................       CLASS A         0.00  0.00  0.00  0.00           0.00
Multimanager Core Bond.......................................       CLASS B         0.00  0.00  0.00  0.00           0.00
Multimanager Mid Cap Growth..................................       CLASS B         0.00  0.00  0.00  0.00           0.00
Multimanager Mid Cap Value...................................       CLASS B         0.00  0.00  0.00  0.00           0.00
Multimanager Technology......................................       CLASS B         0.00  0.00  0.00  0.00           0.00
PIMCO CommodityRealReturn(R) Strategy Portfolio..............    ADVISOR CLASS      0.00  0.00  0.00  0.00           0.00
PIMCO Real Return Portfolio..................................    ADVISOR CLASS      0.00  0.00  0.00  0.00           0.00
PIMCO Total Return Portfolio.................................    ADVISOR CLASS      0.00  0.00  0.00  0.00           0.00
T. Rowe Price Equity Income Portfolio - II...................       CLASS II        0.00  0.00  0.00  0.00           0.00
Target 2025 Allocation(g)....................................       CLASS B         0.00  0.00    --    --             --
Target 2035 Allocation(g)....................................       CLASS B         0.00  0.00    --    --             --
Target 2045 Allocation(g)....................................       CLASS B         0.00  0.00    --    --             --
Target 2055 Allocation(g)....................................       CLASS B         0.00  0.00    --    --             --
Templeton Developing Markets VIP Fund........................       CLASS 2         0.00  0.00  0.00  0.00           0.00
Templeton Global Bond VIP Fund...............................       CLASS 2         0.00  0.00  0.00  0.00           0.00
Templeton GrowthVIP Fund.....................................       CLASS 2         0.00  0.00  0.00  0.00           0.00
VanEck VIP Emerging Markets Fund.............................    INITIAL CLASS      0.00  0.00  0.00  0.00           0.00
VanEck VIP Global Hard Assets Fund...........................    CLASS S SHARES     0.00  0.00  0.00  0.00           0.00
VanEck VIP Global Hard Assets Fund...........................    INITIAL CLASS      0.00  0.00  0.00  0.00           0.00
VanEck VIP Unconstrained Emerging Markets Bond Fund..........    INITIAL CLASS      0.00  0.00  0.00  0.00           0.00

                                                                            AT DECEMBER 31,
                                                               -----------------------------------------
                                                                            TOTAL RETURN***
                                                                           LOWEST TO HIGHEST
                                                               -----------------------------------------
                                                 SHARE CLASS+   2017   2016   2015  2014     2013(F)
                                                 ------------  -----  -----  -----  ----- --------------
1290 VT Convertible Securities(i)...............   CLASS B     14.27% 10.09%    --     --              --
1290 VT DoubleLine Dynamic Allocation(a)........   CLASS B      9.61   8.61  (3.72)  2.42            4.19
1290 VT DoubleLine Opportunistic Bond(j)........   CLASS B      1.58     --     --     --              --
1290 VT Equity Income...........................   CLASS A     15.83  13.00  (1.68)  8.66 30.94 to  31.76
1290 VT Equity Income...........................   CLASS B     15.84  12.99  (1.70)  8.67 30.79 to  31.75
1290 VT GAMCO Mergers & Acquisitions............   CLASS B      6.18   7.69   2.62   1.64           10.99
1290 VT GAMCO Small Company Value...............   CLASS B     16.09  23.28  (5.71)  3.06 38.08 to  39.12
1290 VT SmartBeta Equity(i).....................   CLASS B     21.72   3.78     --     --              --
1290 VT Socially Responsible....................   CLASS A     20.36  10.00   0.41  13.68 33.41 to  34.35
1290 VT Socially Responsible....................   CLASS B     20.40   9.96   0.48  13.61 33.83 to  34.34

                                    FSA-116

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                               AT DECEMBER 31,
                                                                                ---------------------------------------------
                                                                                               TOTAL RETURN***
                                                                                              LOWEST TO HIGHEST
                                                                                ---------------------------------------------
                                                                 SHARE CLASS+    2017   2016    2015    2014      2013(F)
                                                                --------------- -----  -----  ------   -----  ---------------
All Asset Growth-Alt 20(k).....................................    CLASS B      15.87%  9.58%  (3.95)%  2.37% 13.26% to  14.11%
American Century VP Mid Cap Value Fund.........................    CLASS II     11.47  22.72   (1.58)  16.24             29.89
American Funds Insurance Series(R) Global Small Capitalization
 Fund/SM/(a)...................................................    CLASS 4      25.62   1.85   (0.02)   1.88             10.13
American Funds Insurance Series(R) New World Fund(R)(a)........    CLASS 4      29.06   5.05   (3.38)  (8.13)             5.36
AXA 400 Managed Volatility.....................................    CLASS B      15.23  19.68   (3.11)   8.80             31.69
AXA 500 Managed Volatility.....................................    CLASS B      20.75  11.03    0.37   12.59             30.93
AXA 2000 Managed Volatility....................................    CLASS B      13.85  20.53   (5.10)   4.06             37.39
AXA Aggressive Allocation......................................    CLASS A      19.12   8.81   (1.76)   4.70             26.41
AXA Aggressive Allocation......................................    CLASS B      19.10   8.78   (1.75)   4.72  25.50  to  26.43
AXA Balanced Strategy..........................................    CLASS B       9.85   5.98   (0.64)   4.40             13.66
AXA Conservative Allocation....................................    CLASS A       5.02   2.86   (0.24)   2.60              4.33
AXA Conservative Allocation....................................    CLASS B       4.95   2.92   (0.24)   2.62   3.49  to   4.34
AXA Conservative Growth Strategy...............................    CLASS B       7.98   4.96   (0.46)   3.82             10.51
AXA Conservative Strategy......................................    CLASS B       4.27   2.83   (0.17)   2.61              4.38
AXA Conservative-Plus Allocation...............................    CLASS A       8.79   4.76   (0.63)   3.09             10.31
AXA Conservative-Plus Allocation...............................    CLASS B       8.82   4.73   (0.65)   3.16   9.36  to  10.24
AXA Global Equity Managed Volatility...........................    CLASS B      26.08   4.48   (1.73)   1.68             20.36
AXA Growth Strategy............................................    CLASS B      13.72   8.09   (0.98)   5.62             20.20
AXA International Core Managed Volatility......................    CLASS B      26.31   0.21   (4.34)  (6.24)            17.52
AXA International Managed Volatility...........................    CLASS B      24.25  (0.12)  (2.40)  (6.44)            21.11
AXA International Value Managed Volatility.....................    CLASS A      23.43   0.72   (3.15)  (7.20)            19.30
AXA International Value Managed Volatility.....................    CLASS B      23.37   0.74   (3.16)  (7.18)            19.33
AXA Large Cap Core Managed Volatility..........................    CLASS B      21.95   9.83    0.38   11.62             31.56
AXA Large Cap Growth Managed Volatility........................    CLASS A      29.23   5.52    4.03   11.08             35.38
AXA Large Cap Growth Managed Volatility........................    CLASS B      29.21   5.51    4.03   11.09             35.39
AXA Large Cap Value Managed Volatility.........................    CLASS A      13.84  15.34   (4.02)  12.25  32.00  to  32.44
AXA Large Cap Value Managed Volatility.........................    CLASS B      13.86  15.32   (4.01)  12.23             32.48
AXA Mid Cap Value Managed Volatility...........................    CLASS A      12.33  17.67   (3.55)  10.89  32.56  to  33.07
AXA Mid Cap Value Managed Volatility...........................    CLASS B      12.32  17.67   (3.54)  10.87             33.07
AXA Moderate Allocation........................................    CLASS A      11.03   5.41   (0.88)   2.97             13.14
AXA Moderate Allocation........................................    CLASS B      11.05   5.36   (0.88)   3.03  12.29  to  13.12
AXA Moderate Growth Strategy...................................    CLASS B      11.80   7.05   (0.79)   5.01             16.88
AXA Moderate-Plus Allocation...................................    CLASS A      14.88   7.30   (1.35)   3.78             19.78
AXA Moderate-Plus Allocation...................................    CLASS B      14.89   7.27   (1.30)   3.77  18.90  to  19.78
AXA/AB Small Cap Growth........................................    CLASS A      22.69  12.57   (2.92)   3.61  37.67  to  38.12
AXA/AB Small Cap Growth........................................    CLASS B      22.67  12.58   (2.91)   3.57             38.17
AXA/Clearbridge Large Cap Growth...............................    CLASS B      25.59   0.88    1.27    3.80             39.08
AXA/Janus Enterprise...........................................    CLASS A      27.91  (4.34)  (5.49)  (0.71) 38.06  to  38.53
AXA/Janus Enterprise...........................................    CLASS B      27.90  (4.33)  (5.49)  (0.71)            38.54
AXA/Loomis Sayles Growth.......................................    CLASS B      34.56   6.85   11.51    7.83  26.32  to  27.21
Charter/SM/ Multi-Sector Bond..................................    CLASS B       2.24   2.93   (0.64)   2.38             (0.87)
Charter/SM/ Small Cap Growth...................................    CLASS B      24.33   9.37   (6.03)  (2.59) 46.67  to  47.69
Charter/SM/ Small Cap Value....................................    CLASS B      11.30  25.23  (13.13)  (5.11)            42.72
Dreyfus Stock Index Fund, Inc.................................. INITIAL SHARES  21.54  11.71    1.10   13.43  31.04  to  32.06
EQ/BlackRock Basic Value Equity................................    CLASS B       8.11  17.96   (6.15)   9.70  37.21  to  37.73
EQ/Capital Guardian Research...................................    CLASS A      25.45   8.41    1.92   10.51  30.84  to  31.78
EQ/Capital Guardian Research...................................    CLASS B      25.44   8.42    1.91   10.51             31.77
EQ/Common Stock Index..........................................    CLASS A      20.45  11.71   (0.08)  12.09             32.48
EQ/Common Stock Index..........................................    CLASS B      20.47  11.69   (0.05)  12.05             32.47
EQ/Core Bond Index.............................................    CLASS A       1.46   1.35    0.45    2.39  (2.38) to  (1.57)

                                    FSA-117

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                        AT DECEMBER 31,
                                                                       -----------------------------------------------
                                                                                        TOTAL RETURN***
                                                                                       LOWEST TO HIGHEST
                                                                       -----------------------------------------------
                                                     SHARE CLASS+       2017    2016    2015    2014        2013(F)
                                                 --------------------- ------  ------  ------  ------  ---------------
EQ/Core Bond Index..............................       CLASS B           1.46%   1.38%   0.44%   2.41%            (1.59)%
EQ/Equity 500 Index.............................       CLASS B          21.04   11.23    0.79   12.97             31.51
EQ/Global Bond PLUS.............................       CLASS B           4.65    0.68   (3.80)   0.89             (2.51)
EQ/Intermediate Government Bond.................       CLASS A           0.33    0.44    0.44    1.52  (2.35) to  (1.66)
EQ/Intermediate Government Bond.................       CLASS B           0.34    0.45    0.42    1.53             (1.64)
EQ/International Equity Index...................       CLASS A          23.21    2.22   (2.10)  (6.94)            21.53
EQ/International Equity Index...................       CLASS B          23.22    2.20   (2.13)  (6.90)            21.47
EQ/Invesco Comstock.............................       CLASS B          17.98   17.37   (6.19)   8.92             35.04
EQ/JPMorgan Value Opportunities.................       CLASS A          17.69   21.58   (2.27)  14.38             35.87
EQ/JPMorgan Value Opportunities.................       CLASS B          17.72   21.53   (2.28)  14.38             35.78
EQ/Large Cap Growth Index.......................       CLASS B          29.22    6.34    4.87   12.24             32.49
EQ/Large Cap Value Index........................       CLASS B          13.00   16.47   (4.43)  12.63             31.58
EQ/MFS International Growth.....................       CLASS B          32.06    1.98    0.23   (5.01) 12.81  to  13.65
EQ/Mid Cap Index................................       CLASS B          15.48   19.91   (2.86)   8.99             32.58
EQ/Money Market.................................       CLASS A           0.35    0.00    0.00    0.00  (0.74) to   0.00
EQ/Money Market.................................       CLASS B           0.40    0.00   (0.01)   0.01              0.00
EQ/PIMCO Ultra Short Bond.......................       CLASS A           1.90    1.94   (0.21)   0.14              0.07
EQ/PIMCO Ultra Short Bond.......................       CLASS B           1.90    1.98   (0.27)  (0.09) (0.22) to   0.08
EQ/Quality Bond PLUS............................       CLASS A           1.40    1.15    0.18    2.92             (2.23)
EQ/Quality Bond PLUS............................       CLASS B           1.39    1.18    0.23    2.90  (3.00) to  (2.28)
EQ/Small Company Index..........................       CLASS A          14.00   20.52   (4.55)   4.83  37.00  to  37.40
EQ/Small Company Index..........................       CLASS B          14.01   20.53   -4.57    4.85             37.46
EQ/T. Rowe Price Growth Stock...................       CLASS B          33.36    1.32   10.21    8.68  36.87  to  37.88
EQ/UBS Growth & Income..........................       CLASS B          21.28   10.14   (1.42)  14.44  34.57  to  35.54
Fidelity(R) VIP Asset Manager Portfolio.........    INITIAL CLASS       14.14    3.04    0.15    5.84             15.73
Fidelity(R) VIP Contrafund(R) Portfolio.........    INITIAL CLASS       21.86    8.02    0.69   11.94             31.29
Fidelity(R) VIP Contrafund(R) Portfolio.........   SERVICE CLASS 2      21.59    7.73    0.41   11.66             30.95
Fidelity(R) VIP Growth & Income Portfolio.......    INITIAL CLASS       16.87   16.08   (2.26)  10.49             33.58
Fidelity(R) VIP Growth & Income Portfolio.......   SERVICE CLASS 2      16.61   15.81   (2.54)  10.23             33.24
Fidelity(R) VIP Mid Cap Portfolio...............   SERVICE CLASS 2      20.54   11.92   (1.63)   6.03             35.87
Franklin Income VIP Fund........................       CLASS 2           9.65   13.98   (7.04)   4.60  13.55  to  13.96
Franklin Mutual Shares VIP Fund.................       CLASS 2           8.35   16.06   (4.94)   7.12             28.26
Franklin Rising Dividends VIP Fund..............       CLASS 2          20.56   16.04   (3.65)   8.72   0.00  to  29.69
Franklin Small Cap Value VIP Fund...............       CLASS 2          10.65   30.18   (7.38)   0.57             36.24
Franklin Strategic Income VIP Fund..............       CLASS 2           4.56    7.94   (3.87)   1.86              3.32
Goldman Sachs VIT Mid Cap Value Fund............    SERVICE SHARES      10.85   13.28   (9.52)  13.29             32.55
Invesco V.I. Diversified Dividend Fund..........       SERIES I          8.59   14.75    2.10   12.85  30.46  to  31.09
Invesco V.I. Global Core Equity Fund............       SERIES I         22.84    6.85   (1.44)   0.73  22.11  to  22.47
Invesco V.I. Global Health Care Fund............       SERIES I         15.83  (11.45)   3.14   19.68  40.04  to  40.51
Invesco V.I. Global Real Estate Fund............      SERIES II         12.72    1.82   (1.74)  14.34              2.44
Invesco V.I. International Growth Fund..........      SERIES II         22.73   (0.70)  (2.62)   0.09             18.71
Invesco V.I. Mid Cap Core Equity Fund...........      SERIES II         14.65   13.16   (4.27)   4.17             28.46
Invesco V.I. Small Cap Equity Fund..............      SERIES II         13.73   11.84   (5.74)   2.08             37.08
Invesco V.I. Technology Fund....................       SERIES I         35.15   (0.78)   6.83   11.02  24.66  to  25.14
IVY VIP Energy..................................       CLASS II        (12.64)  34.56  (22.14) (10.56)            27.76
IVY VIP High Income(a)..........................       CLASS II          6.68   16.19   (6.51)   1.91              3.73
IVY VIP Mid Cap Growth..........................       CLASS II         26.90    6.12   (5.78)   7.86             29.94
IVY VIP Science and Technology(a)...............       CLASS II         32.12    1.54   (2.87)   2.91             31.10
IVY VIP Small Cap Growth........................       CLASS II         23.12    2.91    1.88    1.59             43.36
Janus Henderson VIP Enterprise Portfolio........ INSTITUTIONAL SHARES   27.39   12.39    4.05   12.48  31.38  to  32.34

                                    FSA-118

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial Highlights (Continued)

                                                                                        AT DECEMBER 31,
                                                                        ----------------------------------------------
                                                                                        TOTAL RETURN***
                                                                                       LOWEST TO HIGHEST
                                                                        ----------------------------------------------
                                                      SHARE CLASS+       2017   2016   2015    2014        2013(F)
                                                  --------------------- -----  -----  ------  ------  ----------------
Janus Henderson VIP Forty Portfolio.............. INSTITUTIONAL SHARES  30.34%  2.15%  12.24%   8.76% 30.28% to   31.16%
Janus Henderson VIP Global Research Portfolio.... INSTITUTIONAL SHARES  27.01   2.03   (2.22)   7.40  27.50  to   28.42
Janus Henderson VIP Mid Cap Value Portfolio......    SERVICE SHARES     13.65  18.77   (3.70)   8.44              25.81
JanusHenderson VIP Overseas Portfolio............ INSTITUTIONAL SHARES  31.12  (6.48)  (8.58) (11.88)             14.60
Lazard Retirement Emerging Markets Equity
 Portfolio.......................................    SERVICE SHARES     27.82  20.78  (20.06)  (4.63)             (1.24)
MFS(R) International Value Portfolio.............    SERVICE CLASS      26.82   3.84    6.32    1.13              27.63
MFS(R) Investors Trust Series....................    SERVICE CLASS      23.02   8.32   (0.05)  10.71              31.74
MFS(R) Massachusetts Investors Growth Stock
 Portfolio(h)....................................    SERVICE CLASS      28.10   5.84   (1.63)     --                 --
MFS(R) Utilities Series..........................    INITIAL CLASS      14.84  11.46  (14.51)  12.72  20.10  to   20.51
Morgan Stanley Variable Insurance Fund Inc.
 Emerging Markets Debt Portfolio.................       CLASS I          9.69  10.57   (1.01)   2.93              (8.75)
Multimanager Aggressive Equity...................       CLASS B         30.35   3.43    3.99   10.66              37.14
Multimanager Core Bond...........................       CLASS A          3.03   2.60    0.14    3.76              (2.42)
Multimanager Core Bond...........................       CLASS B          3.00   2.64    0.13    3.74              (2.35)
Multimanager Mid Cap Growth......................       CLASS B         26.66   6.78   (1.52)   4.86              40.17
Multimanager Mid Cap Value.......................       CLASS B          9.27  19.08   (5.55)   5.34              35.59
Multimanager Technology..........................       CLASS B         39.12   8.94    6.29   13.55              35.59
PIMCO CommodityRealReturn(R) Strategy Portfolio..    ADVISOR CLASS       2.06  14.87  (25.66) (18.75)            (14.71)
PIMCO Real Return Portfolio......................    ADVISOR CLASS       3.55   5.10   (2.81)   2.99              (9.31)
PIMCO Total Return Portfolio.....................    ADVISOR CLASS       4.82   2.58    0.36    4.18              (2.06)
T. Rowe Price Equity Income Portfolio - II.......       CLASS II        15.73  18.86   (7.11)   7.11              29.41
Target 2025 Allocation(g)........................       CLASS B         15.42   7.41   (5.32)     --                 --
Target 2035 Allocation(g)........................       CLASS B         17.76   8.02   (5.64)     --                 --
Target 2045 Allocation(g)........................       CLASS B         19.69   8.68   (6.18)     --                 --
Target 2055 Allocation(g)........................       CLASS B         21.79   9.51   (6.70)     --                 --
Templeton Developing Markets VIP Fund............       CLASS 2         40.41  17.44  (19.60)  (8.39)             (0.92)
Templeton Global Bond VIP Fund...................       CLASS 2          1.92   2.94   (4.30)   1.83               1.63
Templeton GrowthVIP Fund.........................       CLASS 2         18.50   9.62   (6.48)  (2.82)             30.82
VanEck VIP Emerging Markets Fund.................    INITIAL CLASS      51.01   0.13  (14.23)  (0.42)             12.05
VanEck VIP Global Hard Assets Fund...............    CLASS S SHARES     (1.97) 43.40  (33.62) (19.34)             10.30
VanEck VIP Global Hard Assets Fund...............    INITIAL CLASS      (1.70) 43.75  (33.46) (19.10)             10.52
VanEck VIP Unconstrained Emerging Markets Bond
 Fund............................................    INITIAL CLASS      12.23   6.40  (13.06)   2.26              (9.26)

   ----------
   (a)Units were made available on May 20, 2013.
   (b)The information shown as of and for the year ended December 31, 2013 and earlier is for unit values lowest to highest of MLOA L prior to the transfer of Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life to MLOA K on January 1, 2014.
   (c)The information shown as of and for the year ended December 31, 2013 and earlier is for net assets of MLOA L prior to the transfer of Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life to MLOA K on January 1, 2014.
   (d)The information shown as of and for the year ended December 31, 2013 and earlier is for investment income ratio of MLOA L prior to the transfer of Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life to MLOA K on January 1, 2014.
   (e)The information shown as of and for the year ended December 31, 2013 and earlier is for expense ratio lowest to highest of MLOA L prior to the transfer of Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life to MLOA K on January 1, 2014.
   (f)The information shown as of and for the year ended December 31, 2013 and earlier is for total return lowest to highest of MLOA L prior to the transfer of Incentive Life/SM/ Legacy, and MONY Corporate Sponsored Variable Universal Life to MLOA K on January 1, 2014.
   (g)Units were made available on May 26, 2015.
   (h)Units were made available on March 27, 2015.
   (i)Units were made available on May 20, 2016.
   (j)Units were made available on May 19, 2017.
   (k)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a merger on May 19, 2017.
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

                                    FSA-119

MONY LIFE INSURANCE COMPANY OF AMERICA
VARIABLE ACCOUNT K

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial Highlights (Concluded)

   ** This ratio represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
   ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. The total return is calculated for each period indicated from the effective date through the end of the reporting period.
  ****Share class reflects the shares of the portfolio that the Variable
      Investment Options invest in.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 24, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-120

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm..................................  F-1

Financial Statements:
 Balance Sheets, December 31, 2017 and December 31, 2016.................................  F-2
 Statements of Income (Loss), Years Ended December 31, 2017, 2016 and 2015...............  F-3
 Statements of Comprehensive Income (Loss), Years Ended December 31, 2017, 2016 and 2015.  F-4
 Statements of Shareholder's Equity, Years Ended December 31, 2017, 2016 and 2015........  F-5
 Statements of Cash Flows, Years Ended December 31, 2017, 2016 and 2015..................  F-6
 Notes to Financial Statements...........................................................  F-7
   Note 1: Organization..................................................................  F-7
   Note 2: Significant Accounting Policies...............................................  F-9
   Note 3: Investments................................................................... F-19
   Note 4: Deferred Acquisition Cost and Value of Business Acquired...................... F-27
   Note 5: Fair Value Disclosures........................................................ F-28
   Note 6: Liabilities for Unpaid Claims and Claim Expenses.............................. F-33
   Note 7: Reinsurance................................................................... F-34
   Note 8: Related Party Transactions.................................................... F-35
   Note 9: Share-based Compensation...................................................... F-36
   Note 10: Income Taxes................................................................. F-36
   Note 11: Accumulated Other Comprehensive Income....................................... F-38
   Note 12: Litigation................................................................... F-38
   Note 13: Statutory Financial Information.............................................. F-38
   Note 14: Subsequent Events............................................................ F-39

Financial Statements Schedules:
   Schedule I - Summary of Investments - Other than Investments in Related Parties....... F-40
   Schedule IV - Reinsurance............................................................. F-41

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying balance sheets of MONY Life Insurance Company of America as of December 31, 2017 and 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 23, 2018

We have served as the Company's auditor since at least 1998. We have not determined the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                     2017       2016
                                                   --------   --------
                                                   (IN MILLIONS, EXCEPT
                                                    SHARE AMOUNTS)
ASSETS:
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost $1,425 and $1,099)....... $  1,451   $  1,109
  Mortgage loans on real estate...................       17         17
  Policy loans....................................      185        176
  Other invested assets...........................       63         68
                                                     --------  --------
   Total investments..............................    1,716      1,370
Cash and cash equivalents.........................       44        138
Amounts due from reinsurers.......................    1,325      1,390
Deferred policy acquisition costs.................      383        353
Deferred cost of reinsurance......................       50         57
Current and deferred income tax receivables.......       22         24
Other assets......................................       29         29
Separate Accounts assets..........................    2,015      1,747
                                                     --------  --------

TOTAL ASSETS...................................... $  5,584   $  5,108
                                                     ========  ========

LIABILITIES
Policyholders' account balances................... $  2,631   $  2,377
Future policy benefits and other
  policyholders' liabilities......................      358        347
Amounts due to reinsurers.........................      132        131
Other liabilities.................................       72         77
Separate Accounts liabilities.....................    2,015      1,747
                                                     --------  --------
   Total liabilities..............................    5,208      4,679
                                                     --------  --------

Commitments and contingent liabilities (Note 2, 5, 8, 9 and 12)

SHAREHOLDER'S EQUITY
Common Stock, $1.00 par value; 5.0 million shares
  authorized, 2.5 million issued and outstanding..        2          2
Capital in excess of par value....................      326        323
Retained earnings.................................       36         97
Accumulated other comprehensive income (loss).....       12          7
                                                     --------  --------
   Total shareholder's equity.....................      376        429
                                                     --------  --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........ $  5,584   $  5,108
                                                     ========  ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  180  $  188  $  153
Premiums..........................................     23       4       1
Net derivative gains (losses).....................     (6)     (2)     (3)
Net investment income (loss)......................     48      42      38
Investment gains (losses), net:
  Total other-than-temporary impairment losses....     --      (3)     (1)
  Other investment gains (losses), net............     --      (1)     --
                                                   ------  ------  ------
  Total investment gains (losses), net............     --      (4)     (1)
                                                   ------  ------  ------
Equity in income (loss) of AllianceBernstein......      6       6       5
Other income (loss)...............................      7       8       9
                                                   ------  ------  ------
     Total revenues...............................    258     242     202
                                                   ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................     54      29      41
Interest credited to policyholders'
  account balances................................     41      43      35
Compensation and benefits.........................     51      59      36
Commissions.......................................    120     114     121
Amortization of deferred policy acquisition
  costs, net......................................    (38)     (2)    (76)
Amortization of deferred cost of reinsurance......      7       7       8
Other operating costs and expenses................     91      86      58
                                                   ------  ------  ------
     Total benefits and other deductions..........    326     336     223
                                                   ------  ------  ------
Income (loss) from operations, before income taxes    (68)    (94)    (21)
Income tax (expense) benefit......................      7      35      10
                                                   ------  ------  ------

Net Income (Loss)................................. $  (61) $  (59) $  (11)
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                        2017    2016    2015
                                                       ------  ------  ------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
  Net Income (Loss)................................... $  (61) $  (59) $  (11)
                                                       ------  ------  ------

   Other comprehensive income (loss), net of
     income taxes:
     Change in unrealized gains (losses), net of
       reclassification adjustments (Note 11).........      5       2     (12)
                                                       ------  ------  ------
       Total other comprehensive income (loss),
         net of income taxes..........................      5       2     (12)
                                                       ------  ------  ------

Comprehensive Income (Loss)........................... $  (56) $  (57) $  (23)
                                                       ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                    2017    2016    2015
                                                   ------  ------  ------
                                                        (IN MILLIONS)
SHAREHOLDER'S EQUITY
  Common stock, at par value, beginning and end
   of year........................................ $    2  $    2  $    2
                                                   ------  ------  ------
  Capital in excess of par value, beginning
   of year........................................    323     320     317
  Changes in capital in excess of par value.......      3       3       3
                                                   ------  ------  ------
  Capital in excess of par value, end of year.....    326     323     320
                                                   ------  ------  ------
  Retained earnings, beginning of year............     97     156     167
  Net income (loss)...............................    (61)    (59)    (11)
                                                   ------  ------  ------
  Retained earnings, end of year..................     36      97     156
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   beginning of year..............................      7       5      17
  Other comprehensive income (loss)...............      5       2     (12)
                                                   ------  ------  ------
  Accumulated other comprehensive income (loss),
   end of year....................................     12       7       5
                                                   ------  ------  ------
TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........... $  376  $  429  $  483
                                                   ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Net income (loss)............................ $  (61) $  (59) $  (11)
Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Interest credited to policyholders'
   account balances..........................     41      43      35
  Policy charges and fee income..............   (180)   (188)   (153)
  Net derivative gains (losses)..............      6       2       3
  Investment (gains) losses, net.............     --       4       1
  Dividends from AB Units....................      6       5       5
  Equity in (income ) loss from AB...........     (6)     (6)     (5)
  Amortization of deferred reinsurance costs.      7       7       8
Changes in:
  Deferred policy acquisition costs, net.....    (38)     (2)    (76)
  Future policy benefits.....................     10      (9)     12
  Current and deferred income taxes..........      2     (28)    (10)
  Other, net.................................     67      40      --
                                              ------  ------  ------

Net cash provided by (used in)
  operating activities.......................   (146)   (191)   (191)
                                              ------  ------  ------

Cash flows from investing activities:
  Proceeds from the
   sale/maturity/prepayment of:
  Fixed maturities, available for sale.......    388     128     105
  Payment for the purchase/origination of:...
  Fixed maturities, available for sale.......   (714)   (333)   (153)
  Mortgage loans on real estate..............     --     (17)     --
  Cash settlement related to
   derivative instruments....................     28     (13)     (7)
  Change in policy loans.....................     (9)    (17)     (9)
  Other, net.................................     --      (3)     (3)
                                              ------  ------  ------

Net cash provided by (used in)
  investing activities.......................   (307)   (255)    (67)
                                              ------  ------  ------

Cash flows from financing activities:
  Policyholders' account balances:
  Deposits...................................    599     455     445
  Withdrawals................................   (199)    (59)    (20)
  Transfers (to) from Separate Accounts......    (80)    (20)    (38)
  Change in collateralized
   pledged liabilities.......................     39      32      --
                                              ------  ------  ------

Net cash provided by (used in)
  financing activities.......................    359     408     387
                                              ------  ------  ------

Change in cash and cash equivalents..........    (94)    (38)    129
Cash and cash equivalents, beginning of year.    138     176      47
                                              ------  ------  ------

Cash and Cash Equivalents, End of Year....... $   44  $  138  $  176
                                              ======  ======  ======

Schedule of non-cash financing activities:
  Non-cash asset acquisition................. $   --  $    7  $   --
                                              ======  ======  ======
  Share-based Programs (Note 9).............. $    3  $    3  $    3
                                              ======  ======  ======
  Income taxes refunded (paid)............... $    8  $    7  $   (1)
                                              ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance corporation. MLOA's primary business is providing life insurance and employee benefit products to both individuals and businesses. MLOA is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   Revision of Prior Period Financial Statements

   In 2017, management identified errors in its previous financial statements. These errors primarily related to the calculation of policyholders' benefit reserves, interest credited to policyholders' account balances and deferred policy acquisition costs ("DAC") amortization for certain variable and interest sensitive life products and misclassification of an intangible asset for business acquired from a third party. Management evaluated the impact of these errors and concluded they were not material to any previously reported annual financial statements. In order to improve the consistency and comparability of the financial statements, management revised the balance sheet as of December 31, 2016 and the related statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for the years ended December 31, 2016 and 2015 to include the revisions presented below.

                                                                        IMPACT OF
                                               AS PREVIOUSLY REPORTED   REVISIONS      AS REVISED
                                               ---------------------- -------------  --------------
                                                    DECEMBER 31,       DECEMBER 31,   DECEMBER 31,
                                               ---------------------- -------------  --------------
                                                        2016               2016           2016
                                               ---------------------- -------------  --------------
                                                                  (IN MILLIONS)
ASSETS
INVESTMENTS:
  Other invested assets....................... $                   75 $          (7) $           68
                                                                      -------------
  Total investments...........................                  1,377            (7)          1,370
  Deferred policy acquisition costs...........                    374           (21)            353
  Current and deferred income tax receivables.                     27            (3)             24
  Other assets................................                     22             7              29
                                                                      -------------
  Total Assets................................ $                5,132 $         (24) $        5,108
                                                                      -------------
LIABILITIES:
  Policyholders' account balances............. $                2,403 $         (26) $        2,377
  Future policy benefits and other
   policyholders' liabilities.................                    351            (4)            347
                                                                      -------------
Total Liabilities.............................                  4,709           (30)          4,679
EQUITY:
  Retained earnings...........................                     91             6              97
  Total shareholder's equity..................                    423             6             429
                                                                      -------------
  Total Liabilities and Shareholder's Equity.. $                5,132 $         (24) $        5,108
                                                                      -------------

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  Revenues:
   Policy charges and fee income.............. $   196  $   152  $  (8) $   1  $   188  $   153
                                                                 -----  -----
     Total revenues...........................     250      201     (8)     1      242      202
                                                                 -----  -----
  Benefits and other deductions:
   Policyholders' benefits....................      34       39     (5)     2       29       41
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Amortization of deferred policy
     acquisition costs, net...................     (10)     (73)     8     (3)      (2)     (76)
                                                                 -----  -----
     Total benefits and other deductions......     339      231     (3)    (8)     336      223
  Income (loss) from operations, before
   income taxes...............................     (89)     (30)    (5)     9      (94)     (21)
  Income tax (expense) benefit................      33       13      2     (3)      35       10
                                                                 -----  -----
  Net Income (Loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----

STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net Income (loss)........................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
                                                                 -----  -----
  Comprehensive Income (Loss)................. $   (54) $   (29) $  (3) $   6  $   (57) $   (23)
                                                                 -----  -----

                                                 AS PREVIOUSLY     IMPACT OF
                                                   REPORTED        REVISIONS      AS REVISED
                                               ----------------  ------------  ----------------
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               ----------------  ------------  ----------------
                                                 2016     2015    2016   2015    2016     2015
                                               -------  -------  -----  -----  -------  -------
                                                                 (IN MILLIONS)
STATEMENTS OF SHAREHOLDER'S EQUITY:
  Retained earnings, beginning of year........ $   147  $   164  $   9  $   3  $   156  $   167
  Net income (loss)...........................     (56)     (17)    (3)     6      (59)     (11)
                                                                 -----  -----
  Retained earnings, end of year..............      91      147      6      9       97      156
                                                                 -----  -----
  Total Shareholder's Equity, End of Year..... $   423  $   474  $   6  $   9  $   429  $   483
                                                                 -----  -----

STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss).......................... $   (56) $   (17) $  (3) $   6  $   (59) $   (11)
   Adjustments to reconcile net income
     (loss) to net cash provided by (used
     in) operating activities:................
   Interest credited to policyholders'
     account balances.........................      49       42     (6)    (7)      43       35
   Policy charges and fee income..............    (196)    (152)     8     (1)    (188)    (153)
   Changes in:
   Deferred policy acquisition costs, net.....     (10)     (73)     8     (3)      (2)     (76)
   Future policy benefits.....................      (4)      10     (5)     2       (9)      12
   Current and deferred income taxes..........     (26)     (13)    (2)     3      (28)     (10)
                                                                 -----  -----
   Net cash provided by (used in) operating
     activities............................... $  (191) $  (191) $  --  $  --  $  (191) $  (191)
                                                                 -----  -----

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. Reclassifications primarily relate to our presentation of embedded derivatives, value of business acquired ("VOBA") and ceded policy loan balances. The reclassifications impacted the Net derivative gains (losses), Interest credited to policyholders' account balances, Amortization of DAC, net and Other operating costs and expenses on the statements of income (loss) and Amounts due from reinsurers and Amounts due to reinsurers on the balance sheets.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standard Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ended
   December 31, 2018. MLOA elected to early adopt the new guidance for the year ended December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the MLOA's financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in Accumulated Other Comprehensive Income ("AOCI") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements, including income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. MLOA adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. MLOA adopted this guidance beginning January 1, 2016 and continuously updates its analysis as circumstances change or new entities are formed. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance was effective for annual periods, ending after December 15, 2016 and interim periods thereafter. MLOA adopted the guidance effective December 31, 2016. Adoption of this guidance did not have a material impact on MLOA's financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on MLOA's financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment is not expected to have a material impact on MLOA's financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on MLOA's financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. MLOA expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management is currently evaluating the impact that adoption of this guidance will have on the MLOA's financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, MLOA has no common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings would be required at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. MLOA's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. MLOA does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on MLOA's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. Revenues within the scope of this standard and subject to MLOA's analysis largely relate to ceded commission and fees from the business reinsured with Protective Life. MLOA will adopt the new revenue recognition guidance on a modified retrospective basis beginning January 1, 2018, and its future financial statements will include required additional disclosures. Based on the assessments performed to-date, MLOA does not expect adoption of this new guidance to have a material impact on its financial condition or results of operations.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in Other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present

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   value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to MLOA from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Equity securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AB"), a subsidiary of Holdings, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and would be included in Other invested assets.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by MLOA include equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. MLOA nets the fair value of all derivative financial instruments with counterparties for which a standardized "ISDA Master Agreement" and related Credit Support Annex ("CSA") have been executed. MLOA uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of MLOA freestanding derivative positions, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

   MLOA is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, MLOA assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, MLOA instead may elect to carry the entire instrument at fair value.

   Commercial Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations --The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by MLOA's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on MLOA's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and VOBA related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL"), variable universal life and investment-type contracts are reported as increases to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA was amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. Amortization of VOBA is reported in Other operating costs and expenses in the statements of income (loss).

   AMORTIZATION POLICY. For UL and investment type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of updates to estimated gross profits or assessments is reflected in net income (loss) in the period such estimated gross profits or assessments are updated. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet dates.

   A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, MLOA updated its RTM assumption from 9.0% to 7.0%. The average gross long term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance was 7.0% (5.63% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.63%, net of product weighted average Separate Account fees) and 0.0% ((1.37)%, net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Deferred Cost of or Gain on Reinsurance

   MLOA currently cedes an in-force book of life insurance and annuity policies written primarily prior to 2004 to Protective Life Insurance Company ("Protective Life"). As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset. The cost of or gain on reinsurance at the inception of a coinsurance treaty, defined as the difference between the initial coinsurance premium paid and the amount of the net liabilities relating to the underlying reinsured policies in accordance with the reinsurance agreement, net of the ceded commission received is deferred and amortized over the lives of the underlying policies.

   Policyholders' Account Balances and Future Policy Benefits

   MLOA uses actuarial methods and assumptions that are consistently applied each reporting period and recognizes the best estimate of the ultimate liability.

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA had issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also had issued certain variable annuity products that contained a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates. MLOA's variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five-year or an annual reset.

   In connection with the reinsurance agreement with Protective Life, MLOA has reinsured 100% of the risk associated with variable annuity products with GMDB and GMIB features.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest.

   Reinsurance recoverable balances were calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Liabilities for unpaid claims and claim adjustment expenses are established for MLOA's employee benefits products which includes the following Group products: long-term and short-term disability, life insurance, vision, and dental. Unpaid claim and claim adjustment expenses consist of (1) claim reserves for known claims that are unpaid as of the balance sheet date;
   (2) Incurred But Not Reported reserves for claims where the insured event occurred but has not yet been reported to MLOA or the insured has not yet satisfied elimination period to be eligible for the benefits; and (3) claim adjustment expense reserves for settling these claims. MLOA determines Incurred But Not Reported reserves using loss ratio and completion factors methods. The claim reserves for the long-term disability claims are provided by a third party managing the claims on MLOA's behalf and the claim reserves methodology is a present value of future benefits over the expected disability period determined using actuarial assumptions. The claim adjustment expense reserves are set based on the anticipated cost associated with claim administration expenses on the run-out of business. Interest is accreted and recognized in Policyholders' benefits in MLOA's statement of income.

      . For long-term disability ("LTD") the claim reserves for the reported claims are calculated as the present value of the net monthly LTD benefits (Social Security and other offsets may be estimated if unknown) and the best estimate probabilities of the claimant remaining disabled for a given benefit payment which are based on a termination rates table adjusted for experience. Should the offsets be estimated, they are estimated using the claimant's salary, duration of disability and the probability of the offset award.

       The disability termination rates vary based on the insured's age at disability, gender, elimination period, the duration of disability, social security status and the number of months remaining in the benefit period. The rates account for the probabilities of both recovery and death. The reserves vary with plan provisions such as monthly benefit, offsets, own occupation period, benefit duration, cost of living adjustment ("COLA"), and minimum and maximum benefits. The discount rate assumptions for these liabilities are set annually and are based on projected investment returns for the asset portfolios. The interest rate is locked in for each claimant based on the year of disability.

      . For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

      . For dental and vision this liability is primarily calculated using completion factors, where these factors complete paid-to-date claims to the ultimate liability based on past experience. For short-term and long-term disability and group life liabilities the incurred but not reported reserves are determined using the expected loss ratio method, where the expected loss ratio is applied to the underwritten premiums to determine ultimate liabilities.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the statements of income (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $308 million, $52 million and $(12) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as Other invested assets in the balance sheets.

   Income Taxes

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including MLOA, file a consolidated federal income tax return. MLOA provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, MLOA determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, MLOA determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 MLOA financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), MLOA may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Assumption Updates and Model Changes

   In 2017, MLOA made several assumption updates and model changes, including the following: (1) updated premium funding assumptions for certain UL and variable UL products with secondary guarantees; (2) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (3) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for UL, variable UL and deferred annuity business lines; (4) updated our maintenance expense assumption for UL and variable UL products; and (5) Refined our calculation used to estimate the future costs of certain long term care benefit acceleration riders on our UL and variable UL products. The net impact of assumption changes in 2017 increased policyholders' benefits by $7 million, increased the amortization of DAC by $21 million, and increased policy charges and fee income by $4 million. This resulted in an increase in Loss from operations, before income taxes of $10 million and increased Net loss by $7 million.

   In 2016, MLOA made several assumption updates and model changes including the following (1) updates to calculate the amortization of DAC for indexed universal life ("IUL") products on a specific product specification basis rather than using one product as the basis to calculate the amortization of DAC; (2) updated the premium funding assumption used in setting variable life policyholder benefit reserves, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of unfavorable mortality experience; and (4) updated the General Account spread assumption for certain VISL products to reflect lower expected investment yields.

   The net impact of these model changes and assumption updates in 2016 decreased policyholders' benefits by $15 million, increased the amortization of DAC by $67 million and increased policy charges and fee income by $30 million, resulting in a net increase to the 2016 Loss from operations, before income taxes and Net loss of approximately $22 million and $14 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, MLOA updated its RTM assumption used to calculate VISL and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in VISL reserves of $4 million and an increase in amortization of DAC of $8 million, resulting in a net increase to the 2015 Loss from operations, before income taxes and Net loss of approximately $12 million and $8 million, respectively.

3) INVESTMENTS

   FIXED MATURITIES

   The following table provides information relating to fixed maturities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED   FAIR       OTTI
                                                COST       GAINS      LOSSES     VALUE   IN AOCI/(1)/
                                              ---------- ---------- ---------- --------- -----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      888  $      21  $       2 $     907   $      --
  Private corporate..........................        284          8          1       291          --
  U.S. Treasury, government and agency.......        232          1          1       232          --
  States and political subdivisions..........          5         --         --         5          --
  Commercial mortgage-backed.................         --         --         --        --          --
  Residential mortgage-backed................         --         --         --        --
  Asset-backed/(2)/..........................         12         --         --        12
  Redeemable preferred stock.................          4         --         --         4          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2017................... $    1,425  $      30  $       4 $   1,451   $      --
                                              ==========  =========  ========= =========   =========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      819  $      16  $       8 $     827   $      --
  Private corporate..........................        205          5          2       208          --
  U.S. Treasury, government and agency.......         36         --          1        35          --
  States and political subdivisions..........          6         --         --         6          --
  Commercial mortgage-backed.................         24          7          7        24           1
  Redeemable preferred stock.................          9         --         --         9          --
                                              ----------  ---------  --------- ---------   ---------

Total at December 31, 2016................... $    1,099  $      28  $      18 $   1,109   $       1
                                              ==========  =========  ========= =========   =========

  /(1)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                 AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                              AMORTIZED
                                                COST    FAIR VALUE
                                              --------- ----------
                                                 (IN MILLIONS)
Due in one year or less...................... $      19  $      19
Due in years two through five................       228        235
Due in years six through ten.................       798        813
Due after ten years..........................       364        368
                                              ---------  ---------
   Subtotal..................................     1,409      1,435
Asset-backed.................................        12         12
Redeemable preferred stock...................         4          4
                                              ---------  ---------
Total........................................ $   1,425  $   1,451
                                              =========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                  December 31,
                                              --------------------
                                               2017    2016   2015
                                              ------  -----  -----
                                                  (IN MILLIONS)
Proceeds from sales.......................... $  325  $  49  $  19
                                              ======  =====  =====
Gross gains on sales......................... $   10  $   1  $  --
                                              ======  =====  =====
Gross losses on sales........................ $   (7) $  --  $  --
                                              ======  =====  =====
Total OTTI................................... $   --  $  (3) $  (1)
                                              ------  -----  -----
Credit losses recognized in net income (loss) $   --  $  (3) $  (1)
                                              ======  =====  =====

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

            FIXED MATURITY SECURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  ------
                                              (IN MILLIONS)
Balances at January 1,....................... $ (32) $  (42)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................    28      13
Impairments recognized this period on
  securities not previously impaired.........    --      (3)
                                              -----  ------
Balances at December 31,..................... $  (4) $  (32)
                                              =====  ======

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                               December 31,
                                               -------------
                                               2017   2016
                                               -----  -----
                                               (IN MILLIONS)
AFS Securities:
  Fixed maturity securities:
   With OTTI loss............................. $  --  $   4
   All other..................................    26      6
                                                -----  -----
Net Unrealized (Gains) Losses................. $  26  $  10
                                                =====  =====

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

  NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITY SECURITIES WITH OTTI LOSSES

                                                                                 AOCI GAIN
                                                                                   (LOSS)
                                               NET UNREALIZED     DEFERRED       RELATED TO
                                                   GAINS           INCOME      NET UNREALIZED
                                                (LOSSES) ON       TAX ASSET      INVESTMENT
                                                INVESTMENTS      (LIABILITY)   GAINS(LOSSES)
                                              ----------------  ------------  ---------------
                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (4)           --               (4)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............               --            --               --
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2017................... $             --  $         (2) $            (2)
                                              ================  ============  ===============

BALANCE, JANUARY 1, 2016..................... $              4  $         (2) $             2
Net investment gains (losses) arising during
  the period.................................               (1)           --               (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............                1            --                1
Impact of net unrealized investment gains
  (losses) on:
   Deferred income taxes.....................               --            --               --
                                              ----------------  ------------  ---------------
BALANCE, DECEMBER 31, 2016................... $              4  $         (2) $             2
                                              ================  ============  ===============

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                 AOCI GAIN (LOSS)
                                              NET UNREALIZED         DEFERRED       RELATED TO
                                                  GAINS               INCOME      NET UNREALIZED
                                               (LOSSES) ON           TAX ASSET   INVESTMENT GAINS
                                               INVESTMENTS     DAC  (LIABILITY)      (LOSSES)
                                              --------------  ----  -----------  ----------------
                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2017.....................  $           6  $ --    $      (1)  $             5
Net investment gains (losses) arising during
  the period.................................             20    --           --                20
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --    --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --    (8)          --                (8)
   Deferred income taxes.....................             --    --           (4)               (4)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2017...................  $          26  $ (8)   $      (5)  $            13
                                               =============  ====    =========   ===============

BALANCE, JANUARY 1, 2016.....................  $           4  $ (2)   $      --   $             2
Net investment gains (losses) arising during
  the period.................................             (1)   --           --                (1)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              3    --           --                 3
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     2           --                 2
   Deferred income taxes.....................             --    --           (1)               (1)
                                               -------------  ----    ---------   ---------------
BALANCE, DECEMBER 31, 2016...................  $           6  $ --    $      (1)  $             5
                                               =============  ====    =========   ===============

   The following tables disclose the fair values and gross unrealized losses of the 112 issues at December 31, 2017 and the 168 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     135  $       1   $     29  $       1  $     164  $       2
  Private corporate..........................         45         --         23          1         68          1
  U.S. Treasury, government and agency.......         50          1          6         --         56          1
  Asset-backed...............................          7         --         --         --          7         --
  Redeemable preferred stock.................          2         --         --         --          2         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     239  $       2   $     58  $       2  $     297  $       4
                                               =========  =========   ========  =========  =========  =========
December 31, 2016
-----------------
Fixed Maturity Securities:
  Public corporate...........................  $     292  $       8   $     12  $      --  $     304  $       8
  Private corporate..........................         61          2         --         --         61          2
  U.S. Treasury, government and agency.......         21          1         --         --         21          1
  Commercial mortgage-backed.................          1         --         10          7         11          7
  Redeemable preferred stock.................          9         --         --         --          9         --
                                               ---------  ---------   --------  ---------  ---------  ---------

Total........................................  $     384  $      11   $     22  $       7  $     406  $      18
                                               =========  =========   ========  =========  =========  =========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $25 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $20 million and $37 million, or 1.4% and 3.4%, of the $1,425 million and $1,099 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $0 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $2 million and $7 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. At December 31, 2017, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $0 million.

   MORTGAGE LOANS

   In 2016, MLOA issued $17 million of commercial mortgage loans, representing approximately 1.0% of 2017 invested assets. These mortgage loans were issued for apartment complex properties located in the Mid-Atlantic region. At December 31, 2017 these mortgage loans had an outstanding value of $17 million with a loan to value ratio between 0%-50% and a debt coverage service ratio greater than 2.0x. There are no valuation allowances for commercial mortgage loans for 2017, 2016, and 2015.

   EQUITY METHOD INVESTMENTS

   The following table presents MLOA's investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $65 million and $61 million at December 31, 2017 and 2016, respectively. MLOA's investment in AB, an affiliate, is included in Other invested assets:

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balance at January 1,........................ $  64  $  63
Equity in net income (loss)..................     6      6
Dividends received...........................    (6)    (5)
                                              -----  -----
Balance at December 31,...................... $  64  $  64
                                              =====  =====

   The tables below detail the condensed balance sheets and statements of income (loss) of AB and MLOA's equity investment and equity in income (loss) of AB.

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
BALANCE SHEETS:
Total Assets................................. $  9,295 $  8,740
                                              ======== ========
Total Liabilities............................    4,630    4,279
Redeemable non-controlling interest..........      602      393
Total Partners' Capital......................    4,063    4,068
                                              -------- --------
  Total Liabilities and Partners' Capital.... $  9,295 $  8,740
                                              ======== ========
MLOA's Equity investment in AB............... $     64 $     64
                                              ======== ========

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
Total Revenues............................... $  3,299 $  3,029 $  3,021
                                              -------- -------- --------
Total Expenses...............................    2,525    2,306    2,390
                                              -------- -------- --------
  Net Income (Loss).......................... $    721 $    695 $    587
                                              ======== ======== ========
MLOA's Equity in income (loss) of AB......... $      6 $      6 $      5
                                              ======== ======== ========

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   MLOA hedges crediting rates in the Market Stabilizer Option(R) ("MSO") in the variable life insurance products and in the Indexed Universal Life ("IUL") insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, up to a cap for a set period of time, while MLOA absorbs, up to a certain percentage, the loss of value in an index, which varies by product segment. In order to support the returns associated with these products and features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, subject to caps and buffers.

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                              FAIR VALUE
                                                       -------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL    ASSET      LIABILITY    REPORTED IN
                                               AMOUNT  DERIVATIVES  DERIVATIVES  INCOME (LOSS)
                                              -------- ------------ ------------ --------------
AT OR FOR THE YEAR ENDED, DECEMBER 31, 2017:                    (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Options.................................... $  1,058 $        119 $         30 $           66
  Collateral.................................       --           --           90             --
NET INVESTMENT INCOME (LOSS).................                                                66
                                                                                 --------------

EMBEDDED DERIVATIVES:
MSO and IUL indexed features/(2) (3)/........       --           --           88            (72)
                                              -------- ------------ ------------ --------------

Balances, December 31, 2017.................. $  1,058 $        119 $        208 $           (6)
                                              ======== ============ ============ ==============

At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:/(1)/
  Options.................................... $    776 $         76 $         20 $           18
  Collateral.................................       --           --           58             --
Net investment income (loss).................                                                18

Embedded derivatives:
MSO and IUL indexed features/(2) (3)/........       --           --           53            (20)
                                              -------- ------------ ------------ --------------
Balances, December 31, 2016.................. $    776 $         76 $        131 $           (2)
                                              ======== ============ ============ ==============

  /(1)/Reported in Other invested assets in MLOA's balance sheets.
  /(2)/MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the balance sheets.
  /(3)/Reported in Net derivative gains (losses) in the statements of income
       (loss)

   For 2017, 2016 and 2015 Net derivative gains (losses) included $42 million, $(2) million and $6 million of realized gains (losses) on contracts closed during those periods and $24 million, $20 million and $(15) million of unrealized gains (losses) on derivative positions at year end.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets, except for embedded insurance-related derivatives as described above. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, MLOA held $90 million and
   $58 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2017 and 2016 was not material.

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                GROSS    GROSS AMOUNTS    NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
DESCRIPTION
Derivatives:
Equity contracts............................. $      119 $           30 $             89
Collateral...................................         --             90              (90)
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        119            120               (1)
Other financial assets.......................         64             --               64
                                              ---------- -------------- ----------------
  Other invested assets...................... $      183 $          120 $             63
                                              ========== ============== ================

LIABILITIES
DESCRIPTION
Derivatives:
Equity contracts............................. $       30 $           30 $             --
Collateral...................................         90             90               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement/(1)/.....................        120            120               --
Other financial liabilities..................         71             --               71
                                              ---------- -------------- ----------------
  Other liabilities.......................... $      191 $          120 $             71
                                              ========== ============== ================

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2017.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2017.

                COLLATERAL AMOUNTS OFFSET IN THE BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                             COLLATERAL (RECEIVED)/HELD
                                                            --------------------------
                                              FAIR VALUE OF  FINANCIAL                    NET
                                                 ASSETS     INSTRUMENTS      CASH       AMOUNTS
                                              ------------- -----------     ------      -------
                                                            (IN MILLIONS)
ASSETS
  Total derivatives..........................        $   89       $  --     $  (90)       $  (1)
Other financial assets.......................            64          --         --           64
                                                     ------       -----         ------    -----
  OTHER INVESTED ASSETS......................        $  153       $  --     $  (90)       $  63
                                                     ======       =====         ======    =====

   The following table presents information about MLOA's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (in millions)
ASSETS
Description
Derivatives:
Equity contracts.............................     $   76          $  20            $  56
Collateral...................................         --             58              (58)
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         76             78               (2)
Other financial instruments..................         70             --               70
                                                  ------          -----            -----
  Other invested assets......................     $  146          $  78            $  68
                                                  ======          =====            =====

LIABILITIES
Description
Derivatives:
Equity contracts.............................     $   20          $  20            $  --
                                                  ------          -----            -----
Total Derivatives, subject to an ISDA Master
  Agreement/(1)/.............................         78             78               --
Other financial liabilities..................         77             --               77
                                                  ------          -----            -----
  Other liabilities..........................     $  155          $  78            $  77
                                                  ======          =====            =====

  /(1)/All derivatives were subject to ISDA Master Agreements at December 31,
       2016.

   The following table presents information about MLOA's gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

           Gross Collateral Amounts Not Offset in the Balance Sheets
                             At December 31, 2016

                                                            Collateral (Received)/Held
                                                            -------------------------
                                              Fair Value of  Financial
                                                 Assets     Instruments      Cash       Net Amounts
                                              ------------- ----------- -------------  ------------
                                                                  (in millions)
ASSETS
  Total derivatives.......................... $          56 $        -- $         (58) $         (2)
Other financial assets.......................            70          --            --            70
                                              ------------- ----------- -------------  ------------
  Other invested assets...................... $         126 $        -- $         (58) $         68
                                              ============= =========== =============  ============

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                               2017   2016   2015
                                              -----  -----  -----
                                                 (IN MILLIONS)
Fixed maturities............................. $  49  $  43  $  40
Mortgage loans on real estate................     1      1     --
Policy loans.................................     1      1      1
                                              -----  -----  -----
Gross investment income (loss)...............    51     45     41
Investment expenses..........................    (3)    (3)    (3)
                                              -----  -----  -----
  Net Investment Income (Loss)............... $  48  $  42  $  38
                                              =====  =====  =====

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                              2017   2016    2015
                                              ----- ------  ------
                                                  (IN MILLIONS)
Fixed maturities............................. $  -- $   (4) $   (1)
                                              ----- ------  ------
Investment Gains (Losses), Net............... $  -- $   (4) $   (1)
                                              ===== ======  ======

4) DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   DAC

   Changes in deferred policy acquisition costs at December 31, 2017 and 2016 were as follows:

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)

Balance, beginning of year................... $  353  $  351
Capitalization of commissions, sales and
  issue expenses.............................    109     103
Amortization.................................    (71)   (101)
Change in unrealized investment gains and
  losses.....................................     (8)     --
                                              ------  ------
Balance, End of Year......................... $  383  $  353
                                              ======  ======

   VOBA

   MLOA's VOBA asset amortized to $0 million in 2016. For 2017, 2016 and 2015, amortization expense related to VOBA was $0 million, $9 million and $0 million, respectively and reported in Other operating costs and expenses.

5) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. MLOA recognizes transfers between valuation levels at the beginning of the reporting period.

                            FAIR VALUE MEASUREMENTS

                                                LEVEL 1   LEVEL 2  LEVEL 3   TOTAL
                                               --------- --------- ------- ---------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $      -- $     907   $  -- $     907
   Private corporate..........................        --       285       6       291
   U.S. Treasury, government and agency.......        --       232      --       232
   States and political subdivisions..........        --         5      --         5
   Asset-backed...............................        --        12      --        12
   Redeemable preferred stock.................         4        --      --         4
                                               --------- ---------   ----- ---------
     Subtotal.................................         4     1,441       6     1,451
                                               --------- ---------   ----- ---------
  Trading securities..........................         1        --      --         1
  Options.....................................        --        89      --        89
Cash equivalents..............................        44        --      --        44
Separate Accounts assets......................     1,999        14      --     2,013
                                               --------- ---------   ----- ---------
   Total Assets............................... $   2,048 $   1,544   $   6 $   3,598
                                               ========= =========   ===== =========

LIABILITIES:
Contingent payment arrangements............... $      -- $      --   $   4 $       4
MSO and IUL indexed features' liability.......        --        88      --        88
                                               --------- ---------   ----- ---------
   Total Liabilities.......................... $      -- $      88   $   4 $      92
                                               ========= =========   ===== =========

                            FAIR VALUE MEASUREMENTS

                                               LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                               -------- -------- -------- --------
                                                          (IN MILLIONS)
December 31, 2016
-----------------
ASSETS:
Investments:
  Fixed maturity securities,
  available-for-sale:
   Public corporate........................... $     -- $    827 $     -- $    827
   Private corporate..........................       --      201        7      208
   U.S. Treasury, government and agency.......       --       35       --       35
   States and political subdivisions..........       --        6       --        6
   Commercial mortgage-backed.................       --       --       24       24
   Redeemable preferred stock.................        9       --       --        9
                                               -------- -------- -------- --------
     Subtotal.................................        9    1,069       31    1,109
                                               -------- -------- -------- --------
  Trading securities..........................        1       --       --        1
  Options.....................................       --       56       --       56
Cash equivalents..............................      109       --       --      109
Separate Accounts assets......................    1,732       14       --    1,746
                                               -------- -------- -------- --------
   Total Assets............................... $  1,851 $  1,139 $     31 $  3,021
                                               ======== ======== ======== ========

LIABILITIES:
Contingent payment arrangements............... $     -- $     -- $      7 $      7
MSO and IUL indexed features' liability.......       --       53       --       53
                                               -------- -------- -------- --------
   Total Liabilities.......................... $     -- $     53 $      7 $     60
                                               ======== ======== ======== ========

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $1,149 million and $888 million or approximately 31.9% and 29.4% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $302 million and $221 million or approximately 8.4% and 7.3% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 56.9% and 61.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Account assets.

   Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 42.9% and 37.7% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   MLOA's IUL product and in the MSO investment option available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index. These investment options, which depending on the product and on the index selected can currently have 1 or 3 year terms, provide for participation in the performance of specified indices, price movements up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.2% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. At December 31, 2017 and 2016, MLOA did not hold any fixed maturities, included in the Level 3 classification, with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately
   $0 million and $24 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. MLOA utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   MLOA's Level 3 liabilities include contingent payment arrangements associated with a Renewal Rights Agreement (the "Renewal Rights Agreement") that transitions certain group employee benefits policies beginning
   January 1, 2017 from an insurer exiting such business to MLOA. The fair value of the contingent payments liability associated with this transaction is measured and adjusted each reporting period through final settlement using projected premiums from these policies, net of potential surrenders and terminations, and applying a risk-adjusted discount factor (7% at December 31, 2017) to the resulting cash flows.

   In 2017 and 2016, there were no AFS fixed maturities were transferred from Level 2 into the Level 3 classification.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               COMMERCIAL  CONTINGENT
                                                               MORTGAGE-     PAYMENT
                                                  CORPORATE      BACKED    ARRANGEMENT
                                                ------------  -----------  -----------
                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $          7  $        24  $         7
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --            1           --
Other comprehensive income (loss)..............           --           --           --
Purchases......................................           --           --           --
Sales..........................................           (1)         (25)          --
Change in estimate.............................           --           --           (3)
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $          6  $        --  $         4
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $          8  $        31  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (4)          --
Other comprehensive income (loss)..............           --            1           --
Purchases......................................           --           --            7
Sales..........................................           (1)          (4)          --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $          7  $        24  $         7
                                                ============  ===========  ===========

BALANCE, JANUARY 1, 2015....................... $          8  $        26  $        --
Total gains (losses), realized and
  unrealized included in:
   Income (loss) as:
     Investment gains (losses), net............           --           (2)          --
     Other comprehensive income (loss).........           --            8           --
Sales..........................................           (1)          (1)          --
Transfers into Level 3/(1)/....................            1           --           --
                                                ------------  -----------  -----------
BALANCE, DECEMBER 31, 2015..................... $          8  $        31  $        --
                                                ============  ===========  ===========

   /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2017, 2016 and 2015 by category for Level 3 assets still held at December 31, 2017, 2016 and 2015, respectively.

                                                     OCI
                                                -------------
                                                (IN MILLIONS)
HELD AS OF DECEMBER 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $         --
                                                 ------------
       Total...................................  $         --
                                                 ============

Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Commercial mortgage-backed................  $          1
                                                 ------------
       Total...................................  $          1
                                                 ============

Held as of December 31, 2015:
  Change in unrealized gains (losses):
   Fixed maturity securities,
   available-for-sale:
     Corporate.................................  $         (1)
                                                 ------------
       Commercial mortgage-backed..............             8
                                                 ------------
       Total...................................  $          7
                                                 ============

   At December 31, 2017 and 2016, MLOA had $6 million and $31 million, respectively, of investments classified as Level 3. The underlying quantitative inputs to measure the fair value of these investments are not developed by MLOA and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 FAIR VALUE
                                              CARRYING ------------------------------
                                               VALUE   LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              -------- ------- ------- ------- ------
                                                           (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   17 $   17
Policy Loans.................................      185      --      --     224    224
Policyholders liabilities: Investment
  contracts..................................      153      --      --     156    156

December 31, 2016
-----------------
Mortgage loans on real estate................  $    17  $   --  $   --  $   16 $   16
Policy Loans.................................      176      --      --     210    210
Policyholders liabilities: Investment
  contracts..................................      168      --      --     170    170

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

   The fair values for MLOA's supplementary contracts not involving life contingencies and deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk.

6) LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2017 is as follows, the liability for unpaid claims and claim expenses as of December 31, 2016 was not material. The liability for unpaid claims and claim expenses is recorded in Future policy benefits and other policyholders' liabilities in MLOA's balance sheet:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Group Employee Benefits......................  $        9.9

   The following table shows a rollforward of the liability for unpaid claims and claim expenses:

                                                  2017
                                              -------------
                                              (IN MILLIONS)
Gross Balance at January 1, 2017.............  $        1.1
Less Reinsurance.............................           0.1
                                               ------------
Net Balance at January 1, 2017...............  $        1.0
                                               ============
Incurred Claims (net) Related to:
  Current Year...............................  $       18.5
  Prior Year.................................          (0.7)
                                               ------------
Total Incurred...............................  $       17.8
                                               ============
Paid Claims (net) Related to:
  Current Year...............................  $       12.1
  Prior Year.................................           0.2
                                               ------------
Total Paid...................................  $       12.3
                                               ============
Net Balance at December 31, 2017.............  $        6.5
Add Reinsurance..............................           3.4
                                               ------------
Gross Balance at December 31, 2017...........  $        9.9
                                               ============

   Reinsurance in the table above reflects amounts due from reinsurer for the long-term and short-term disability unpaid claims and claim expenses liabilities.

   LONG-TERM DISABILITY DEVELOPMENT TABLES

   The table below presents information about incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liabilities ("IBNR") for MLOA's long-term disability business.

                  CUMULATIVE PAID CLAIMS, NET OF REINSURANCE

                                                  2017
                                              -------------
INCURRAL YEAR                                 (IN MILLIONS)
2017.........................................  $        0.1
                                               ------------
Cumulative long-term disability paid claims..  $        0.1
                                               ============

   INCURRED CLAIMS (UNDISCOUNTED RUNOUT, NET OF REINSURANCE)

                                                              CLAIM
                                               2017   IBNR  FREQUENCY
                                              ------ ------ ---------
INCURRAL YEAR                                 (IN MILLIONS)
2017......................................... $  2.1 $  0.7        56
                                              ------ ------
Cumulative long-term disability
   incurred claims........................... $  2.1 $  0.7
                                              ====== ======

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits.

   The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on projected investment returns for the asset portfolios. The discount rate is 3.6%.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in MLOA's balance sheet as of December 31, 2017.

                                                  2017
                                              -------------
                                              (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted Incurred Claims, net
   of reinsurance............................  $        2.1
Subtract Cumulative Paid Claims, net
   of reinsurance............................          (0.1)
Subtract Impact of Discounting, net
   of reinsurance............................          (0.3)
                                               ------------
Liabilities for unpaid claim and claim
  expense, net of reinsurance................  $        1.7
                                               ------------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
Liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        1.7
Other short-duration contracts, net of
  reinsurance................................           4.8
                                               ------------
Total liabilities for unpaid claim and claim
  expense, net
   of reinsurance............................  $        6.5
                                               ------------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability.........................  $        2.1
Other short-duration contracts...............           1.3
                                               ------------
Total Reinsurance Recoverable................  $        3.4
                                               ------------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE....................................  $        9.9
                                               ============

   The other short duration contracts include group life, short-term disability, dental, and vision. Liabilities for these products are typically complete within one year. Claim development on these liabilities are largely driven by completion factors and loss ratio assumptions.

7) REINSURANCE

   MLOA cedes and assumes reinsurance with other insurance companies. Since ceded reinsurance does not relieve the originating insurer of liability, MLOA evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Direct policy charges and fee income......... $    243  $    249  $    207
Reinsurance assumed..........................       --        --        --
Reinsurance ceded............................      (63)      (61)      (54)
                                              --------  --------  --------
Policy charges and fee income................ $    180  $    188  $    153
                                              ========  ========  ========
Direct premiums.............................. $     59  $     38  $     39
Reinsurance assumed..........................        3         3         1
Reinsurance ceded............................      (39)      (37)      (39)
                                              --------  --------  --------
Premiums..................................... $     23  $      4  $      1
                                              ========  ========  ========
Direct policyholders' benefits............... $    163  $    139  $    189
Reinsurance assumed..........................        1         2         1
Reinsurance ceded............................     (110)     (112)     (149)
                                              --------  --------  --------
Policyholders' benefits...................... $     54  $     29  $     41
                                              ========  ========  ========

   On October 1, 2013, MLOA entered into an agreement with Protective Life to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. As of December 31, 2017 and 2016 included in MLOA's balance sheet were Amounts due from reinsurers of $1,287 million and $1,157 million, respectively, including $1,041 million and $1,092 million of Policyholder's account balances relating to the reinsurance agreement with Protective Life. During 2017, 2016 and 2015, respectively, total premiums ceded to Protective Life were $21 million, $20 million and $21 million and policyholder benefits ceded were $82 million, $79 million and $102 million. As of December 31, 2017, Protective Life is rated AA-. Included in the reinsured business to Protective Life were policies with GMDB and GMIB features which had a reserve balance of $5 million and $1 million at December 31, 2017, respectively and $6 million and $2 million at December 31, 2016, respectively. As a result of the reinsurance agreement Protective Life will receive all the benefits from and assumes all the risks from other reinsurance contracts to which MLOA was a party for the block of business reinsured.

   For business not reinsured with Protective Life, MLOA generally reinsures its variable life, UL and term life insurance policies on an excess of retention basis. MLOA generally retains up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and indirect wholly-owned subsidiary of Holdings, up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits MLOA typically obtains reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount MLOA retained in exchange for an agreed-upon premium.

   At December 31, 2017 and 2016, respectively, amounts due from reinsurers related to insurance contracts amounted to $1,325 million and $1,390 million, of which $22 million and $27 million (not including Protective Life) related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated AA- or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   At December 31, 2017 and 2016, respectively, amounts due to reinsurers related to insurance contracts amounted to $132 million and $131 million, all related to ceded policy loans to Protective Life.

   For affiliated reinsurance agreements see Note 8, "Related Party
   Transactions."

8) RELATED PARTY TRANSACTIONS

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred costs of $131 million, $129 million and $88 million for 2017, 2016 and 2015, respectively. At December 31, 2017, 2016, and 2015, respectively, MLOA reported a $42 million, $21 million, and $15 million payable to AXA Equitable in connection with its service agreement, recorded in other liabilities on the MLOA balance sheet.

   Various AXA affiliates cede a portion of their life, health and catastrophic insurance business through reinsurance agreements to AXA Global Life, an affiliate. In 2008, AXA Global Life in turn, began retroceding a quota share portion of these risks to MLOA on a one-year term basis.

   Premiums assumed by MLOA from this reinsurance transaction during 2017, 2016 and 2015, were $2 million, $2 million and $1 million, respectively. Claims and expenses assumed under these agreements during 2017, 2016 and 2015 were $1 million, $2 million and $1 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewable term basis, and, through April 10, 2018, reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate ("AXA RE Arizona"). On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings. Premiums earned from the above mentioned affiliated reinsurance transactions during 2017, 2016 and 2015, were $3 million, $3 million and $2 million, respectively. There were no claims and expenses assumed under these agreements during 2017, 2016 and 2015.

   In 2017, 2016 and 2015, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $103 million, $93 million and $84 million of commissions and fees for sales of insurance products.

   MLOA paid $43 million, $43 million and $57 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2017, 2016 and 2015, respectively.

   Variable life products offer purchasers the opportunity to direct the investment of their account values into various Separate Account investment options. The investment options available to MLOA's variable life policyholders are comprised of the proprietary fund families of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP Trust"), each of which are mutual funds for which MLOA's affiliate, AXA Equitable Funds Management Group, LLC, serves as the investment manager and administrator.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $1 million for 2017, 2016 and 2015, respectively.

9) SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by AXA Financial or AXA. MLOA was allocated $3 million of compensation costs, included in Compensation and benefits in the statement of income (loss), for share-based payment arrangements during each year 2017, 2016 and 2015.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of income
   (loss) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $   (1) $    9 $    5
  Deferred (expense) benefit.................      8      26      5
                                              ------  ------ ------
Total........................................ $    7  $   35 $   10
                                              ======  ====== ======

   At December 31, 2017 and 2016, MLOA had current taxes payable of $8 million and current taxes receivable of $1 million, respectively.

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the Income (loss) from operations, before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2017    2016   2015
                                              -------  ------ ------
                                                  (IN MILLIONS)
Expected income tax (expense) benefit........ $    23  $   33 $    9
Dividends received deduction.................       2       2      1
Change in tax law............................     (18)     --     --
                                              -------  ------ ------
Income Tax (Expense) Benefit................. $     7  $   35 $   10
                                              =======  ====== ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued SAB 118 to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, MLOA determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in MLOA's financial statements:

      . An income tax expense of $18 million from the reduction of deferred tax assets due to lower corporate tax rates. MLOA will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $0.2 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

The components of the net deferred income taxes are as follows:

                                              DECEMBER 31, 2017   December 31, 2016
                                              ------------------ -------------------
                                              ASSETS LIABILITIES Assets  Liabilities
                                              ------ ----------- ------- -----------
                                                          (IN MILLIONS)
Reserves and reinsurance..................... $   64      $   -- $   101      $   --
DAC..........................................     --          49      --          81
Investments..................................      5          --      --          11
Other........................................      9          --      13          --
                                              ------      ------ -------      ------
Total........................................ $   78      $   49 $   114      $   92
                                              ======      ====== =======      ======

   As of December 31, 2017, MLOA had $2 million of AMT credits which do not expire.

   At December 31, 2017 and 2016 of the total amount of unrecognized tax benefits, $4 million and $4 million respectively, would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $0.3 million and $0.3 million respectively. Tax expense for 2017 reflected a benefit of $0.0 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2017   2016   2015
                                              ----- ------  -----
                                                 (IN MILLIONS)
Balance, beginning of year................... $   4 $    7  $   6
Additions/(Subtraction) for tax positions of
  prior years................................    --     (3)     1
                                              ----- ------  -----
Balance, End of Year......................... $   4 $    4  $   7
                                              ===== ======  =====

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   During the first quarter of 2016, MLOA agreed to the Internal Revenue Service's Revenue Agent's Reports for MONY Life's consolidated amended Federal 2004-2007 and consolidated Federal 2008 and 2009 corporate income tax returns. The impact on MLOA's 2016 statement of income (loss) is an income tax benefit of $0.2 million. In 2017, the IRS commenced their examination of the 2010 through 2013 tax years.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016  2015
                                              ------ ----- -----
                                                (IN MILLIONS)
Unrealized gains (losses) on investments,
  net of adjustments......................... $   12 $   7 $   5
                                              ------ ----- -----
Total Accumulated Other Comprehensive Income
  (Loss)..................................... $   12 $   7 $   5
                                              ====== ===== =====

   The components of OCI for the past three years follow:

                                                    DECEMBER 31,
                                              -----------------------
                                               2017    2016     2015
                                              ------  ------  -------
                                                   (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $   12  $   (1) $   (13)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/........     --       3       --
                                              ------  ------  -------
Change in net unrealized gains (losses) on
  investments................................     12       2      (13)
Adjustments for DAC and Other................     (7)     --        1
                                              ------  ------  -------
Other Comprehensive Income (Loss), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $1, $1 and $(6)... $    5  $    2  $   (12)
                                              ======  ======  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $0 million, $1 million and $0 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the statements of income (loss). Amounts presented in the table above are net of tax.

12)LITIGATION

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2017. For 2017, 2016 and 2015, MLOA's statutory net income (loss) was $(12) million, $(14) million and $(4) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $318 million and $331 million at December 31, 2017 and 2016, respectively. There were no shareholder dividends paid to its parent by MLOA in 2017, 2016 and 2015.

   At December 31, 2017, MLOA, in accordance with various government and state regulations, had $7 million of securities on deposit with such government or state agencies.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (h) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (i) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   MLOA holds approximately $600,000 of liabilities for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. MLOA also holds approximately $500,000 of assets for premium tax offsets that are expected to be realized with respect to these assessments and an additional $100,000 asset for premium tax offsets for assessments already paid. MLOA has not received notifications in 2017 of any other new insolvency material to MLOA's financial results of operations or financial condition.

14)SUBSEQUENT EVENTS

   On April 11, 2018, all of the business MLOA reinsured to AXA RE Arizona was novated to EQ AZ Life Re, a newly formed captive insurance company organized under the laws of Arizona. EQ AZ Life Re is an indirect, wholly owned subsidiary of Holdings.

   In February 2018, MLOA joined the membership for Federal Home Loan Bank of San Francisco ("FHLBSF"), which provides us with access to collateralized borrowings and other FHLBSF products. MLOA currently does not have any outstanding borrowing amount from FHLBSF.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
Fixed Maturities
  U.S. government, agencies and authorities..      232         232      232
  State, municipalities and political
   subdivisions..............................        5           5        5
  Public utilities...........................      209         212      212
  All other corporate bonds..................      963         986      986
  Asset-backed...............................       12          12       12
  Redeemable preferred stocks................        4           4        4
                                                 -----       -----    -----
Total fixed maturities.......................    1,425       1,451    1,451
                                                 -----       -----    -----

Mortgage loans on real estate................       17          17       17
Policy loans.................................      185         224      185
Other invested assets........................       63          63       63
                                                 -----       -----    -----
  Total Investments..........................    1,690       1,755    1,716
                                                 =====       =====    =====

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedown.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                  SCHEDULE IV
                                  REINSURANCE
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                      ASSUMED             PERCENTAGE
                                          CEDED TO     FROM               OF AMOUNT
                                 GROSS      OTHER      OTHER      NET      ASSUMED
                                 AMOUNT   COMPANIES  COMPANIES   AMOUNT     TO NET
                               ---------- ---------- --------- ---------- ----------
                                                   (IN MILLIONS)
2017
----
Life Insurance In-Force....... $   59,722 $   26,880 $   1,194 $   34,036        3.5%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       48 $       36 $       3 $       15       20.0%
Accident and health...........         11          3        --          8         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       59 $       39 $       3 $       23       13.0%
                               ========== ========== ========= ==========  =========
2016
----
Life Insurance In-Force....... $   53,508 $   27,802 $     637 $   26,343        2.4%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       37 $       37 $       3 $        3      100.0%
Accident and health...........          1         --        --          1         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       38 $       37 $       3 $        4       75.0%
                               ========== ========== ========= ==========  =========
2015
----
Life Insurance In-Force....... $   49,744 $   28,474 $     661 $   21,931        3.0%
                               ========== ========== ========= ==========  =========
Premiums:
Life insurance and annuities.. $       39 $       39 $       1 $        1      100.0%
Accident and health...........         --         --        --         --         --%
                               ---------- ---------- --------- ----------  ---------
Total Premiums................ $       39 $       39 $       1 $        1      100.0%
                               ========== ========== ========= ==========  =========

MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 1, 2018 TO PROSPECTUS DATED MAY 1, 2018 FOR


INCENTIVELIFE OPTIMIZER(R) III
--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our IncentiveLife Optimizer(R) III policy ("your policy"). The additional investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. The MSO gives you the opportunity to earn interest that we will credit based in part on the performance of the S&P 500 Price Return Index, excluding dividends, over approximately a one year period. Any amount that you decide to invest in the MSO is allocated to a "Segment", each of which has a specific start date and a limited duration. On the final day of the Segment, the index-linked return associated with that Segment will be applied to your Segment Account Value (as defined in the MSO Prospectus), and may be positive, zero or negative. Please be aware that the possibility of a negative return on this investment at the end of a Segment Term could result in a significant loss of principal.


The purpose of this Supplement is solely to add to the IncentiveLife Optimizer(R) III Prospectus dated May 1, 2018 (the "Optimizer Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) Prospectus ("MSO Prospectus") dated May 1, 2018. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

If you allocate policy account value to any Segment that commences during the first year that the MSO is available to you under your policy, you are eligible for a Growth Cap Rate that is at least 15%. Please see "Growth Cap Rate Available During Initial Year" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more details.

NO TRANSFER CHARGES IN CONNECTION WITH THE MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under your policy, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 9 of the Optimizer Prospectus (which appears in the section entitled "Tables of policy charges"): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the MSO Prospectus for information about the MSO and the related "Holding Account."

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 7 of the Optimizer Prospectus and also replace in their entirety the items in the chart in the "Fee Table Summary" section of the MSO Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX            At the beginning of each policy month   1.65% calculated as an annual % of
  SEGMENT ACCOUNT CHARGE        during the MSO Segment Term             your Segment Account Value/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  5%
  AMOUNTS OF POLICY LOANS       termination, if earlier)
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment").
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The "spread" is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO Prospectus for more information.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.


EVM 21 (5/18)                                                          #502834
NB/IF                                                       Cat #154172 (5/18)

TRANSFERS INTO AND OUT OF THE MSO

If you elect to transfer account value to the MSO, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount (as defined in the MSO Prospectus). There are also additional restrictions that may apply. For more information about transfers into and out of the MSO, see "Transfers" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus.

NO PAID-UP DEATH BENEFIT GUARANTEE OR EXTENDED NO LAPSE GUARANTEE

The paid-up death benefit guarantee and extended no lapse guarantee are not applicable to your policy. Accordingly, please ignore all references to the paid-up death benefit guarantee and extended no lapse guarantee in the MSO Prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 10 of the Optimizer Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.

MAKING WITHDRAWALS FROM YOUR POLICY

If you have allocated policy amounts to the MSO and plan to take a withdrawal from your policy, significantly different procedures and additional restrictions may apply. Please see "Withdrawals" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

BORROWING FROM YOUR POLICY

If you have allocated policy amounts to the MSO and plan to take a loan from your policy, significantly different procedures and additional restrictions may apply. Please see "Loans" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

SURRENDERING YOUR POLICY

If you have allocated policy amounts to the MSO and plan to surrender your policy, significantly different procedures and additional restrictions may apply. Please see "Cash Surrender Value, Net Cash Surrender Value and Loan Value" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information.

CANCELING YOUR POLICY

If you have allocated policy amounts to the MSO, different procedures may apply. Please see "Your right to cancel within a certain number of days" in the "Description of the Market Stabilizer Option(R)" section of the MSO Prospectus for more information about canceling your policy.

                        MONY Life Insurance of America
                           525 Washington Boulevard
                             Jersey City, NJ 07310


  Copyright 2018 MONY Life Insurance Company of America. All rights reserved.


  IncentiveLife Optimizer(R) III is issued by MONY Life Insurance Company of
                                    America
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Secretary's Certificate certifying the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account K, incorporated herein by reference to Exhibit 26(a)(1) to Registration Statement on Form N-6 (File No. 333-191149) filed on December 10, 2013.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

            (a)(i)Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

           (a)(ii)Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on
                  April 19, 2016.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (c)  Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY LIFE INSURANCE COMPANY OF AMERlCA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

      (4)   (d)  Form of Fourth Amendment to General Agent Sales Agreement,
                 dated as of October 1, 2014 by and between MONY LIFE INSURANCE COMPANY OF AMERICA ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

      (4)   (e)  Fifth Amendment to General Agent Sales Agreement, dated as of
                 June 1, 2015 by and between MONY LIFE INSURANCE COMPANY OF AMERICA ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, previously filed with this Registration Statement on Form N-6 (File No. 333-207014) on December 23, 2015.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts. (Including Riders and Endorsements)

      (1) Form of Flexible Premium Variable Life Insurance Policy for IncentiveLife Optimizer III (ICC15-100), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (2) Form of Children's Term Rider (Form R94-218), incorporated herein by reference to exhibit 26(d)(3) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (3) Form of Disability Rider - Waiver of Monthly Deductions (Form R94-216), incorporated herein by reference to exhibit 26(d)(4) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (4) Form of Disability Waiver of Premium or Monthly Deductions Rider (ICC15-R15-210) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), incorporated herein by reference to exhibit 26(d)(5) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6) Form of Substitution of Insured Person Rider (Form R94-212), incorporated herein by reference to exhibit 26(d)(8) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7) Form of Accelerated Death Benefit Rider (Form R06-70), incorporated herein by reference to exhibit 26(d)(9) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (8) Form of Accelerated Death Benefit Rider (ICC11-R11-90) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (9) Form of Loan Extension Endorsement (Form S.05-20), incorporated herein by reference to exhibit 26(d)(10) to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Endorsement (Form S.07-20) incorporated herein by reference to exhibit 26(d)(12) to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (11) Form of Charitable Legacy Rider, incorporated herein by reference to exhibit 26(d)(13) to the registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (12) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (13) Form of Variable Index Option Rider (ICC15-R15-200) previously filed with this Registration Statement, File No. 333-207014 on December 23, 2015.

      (14) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to exhibit 26(d)(xxx) to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

      (15) Form of Endorsement (Form S.12-15), incorporated herein by reference to exhibit 26(d)(16) to the registration statement on Form N-6 (File No. 333-134304) on April 25, 2013.

      (16) Form of Liquidity Rider (ICC15-R15-230) previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (17) Form of No Lapse Guarantee Rider (ICC15-R15-220), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (18) Aviation Exclusion Rider (ICC14-R-80), incorporated herein by reference to Exhibit 26(d)(26) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (19) Military Aviation Exclusion Rider (ICC14-R14-100), incorporated herein by reference to Exhibit 26(d)(27) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (20) Aerial Activities Exclusion Rider (ICC1-R14-110), incorporated herein by reference to Exhibit 26(d)(28) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

      (21) Racing Activities Exclusion Rider (ICC14-R14-120), incorporated herein by reference to Exhibit 26(d)(29) to Registration Statement on Form N-6 (File No. 333-191149) filed on April 25, 2015.

(e)   Applications.

      (1) Form of Application (AXA-Life-2011 (rev. 11/11) incorporated herein by reference to Exhibit 26 (e) (i) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (2) Form of Application (ICC11-AXA-CTR) incorporated herein by reference to Exhibit 26 (e) (vii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (3) Form of Application (ICC11-AXA-FIN (rev. 11/11)) incorporated herein by reference to Exhibit 26 (e) (viii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (4) Form of Application (ICC11-AXA-TCPO) incorporated herein by reference to Exhibit 26 (e) (ix) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (5) Form of Application (ICC12-AXA-CI) incorporated herein by reference to Exhibit 26 (e) (x) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (6) Form of Application (ICC12-AXA-LTC) incorporated herein by reference to Exhibit 26 (e) (xi) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (7) Form of Application (ICC12-AXA-GI) incorporated herein by reference to Exhibit 26 (e) (iv) to the Registration Statement on Form N-6, (File No. 333-207015) filed on December 23, 2015.

      (8) Form of Application (ICC15-MLOA-ILOpt), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (9) Form of Application (MLOA-ILOpt-2015 (PAV)), previously filed with this Registration Statement on Form N-6, File No. 333-207014 on December 23, 2015.

      (10) Form of Application (MLOA-ILOpt-2015 (PRF)), previously filed with this Registration Statement on Form N-6, File No. 333-207015 on December 23, 2015.

      (11) Form of Application (ICC15-AXA-Life) incorporated herein by reference to Exhibit 26 (e) (iii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

      (12) Form of Application (ICC15-AXA-OWNR) incorporated herein by reference to Exhibit 26 (e) (xii) to the Registration Statement on Form N-6 (File No. 333-207015) filed on December 23, 2015.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

      (1)(a) AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company(the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

            (a)(i)Amendment No. 1, dated as of June 4, 2013 ("Amendment
                  No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

           (a)(ii)Amendment No. 2, dated as of October 21, 2013 ("Amendment
                  No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

          (a)(iii)Amendment No. 3, dated as of November 1, 2013 ("Amendment
                  No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

           (a)(iv)Amendment No. 4, dated as of April 4, 2014 ("Amendment
                  No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

            (a)(v)Amendment No. 5, dated as of June 1, 2014 ("Amendment
                  No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

           (a)(vi)Amendment No. 6, dated as of July 16, 2014 ("Amendment
                  No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

          (a)(vii)Amendment No. 7, dated as of July 16, 2014 ("Amendment
                  No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

         (a)(viii)Amendment No. 8, dated as of December 21, 2015 ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

           (a)(ix)Amendment No. 9, dated as of December 9, 2016 ("Amendment
                  No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

      (2)(a) Amended and Restated Participation Agreement made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

            (a)(i)Amendment No. 1, dated as of October 21, 2013 ("Amendment
                  No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

           (a)(ii)Amendment No. 2, dated as of November 1, 2013 ("Amendment No.2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties")., incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

          (a)(iii)Amendment No. 3, dated as of April 18, 2014 ("Amendment
                  No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

           (a)(iv)Amendment No. 4, dated as of July 8, 2014 ("Amendment
                  No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

            (a)(v)Amendment No. 5, dated as of September 26, 2015 ("Amendment
                  No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File
                  No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated September 1, 2013 to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (i) Amendment No. 1, dated February 16, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

             (ii) Amendment No. 3, dated as of August 31, 2013, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

             Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-178750) on April 21, 2010.

            (ii) Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

            (iii) Amendment No. 3 dated September 5, 2013 to the Participation
                  Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

            (iv) Amendment No.4, dated October 14, 2013, to the Participation Agreement (the "Agreement"), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the "Company", (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

            (v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (i) Amendment No. 1, dated February 18, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

            (ii) Amendment No. 3, dated October 20, 2013, to the Participation Agreement (the "Agreement"), dated October 20, 2009, by and among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC, and MONY Life Insurance Company of America (together, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the "Agreement'"), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the "Company"), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ''Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) on
                  April 26, 2012.

             (ii) Amendment No. 4 dated as of August 30, 2013 to Participation
                  Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (i) First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the "Agreement"), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

            (i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

            (ii) Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the "Agreement"), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the "Company"), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) on April 26, 2012.

             (ii) Third Amendment, effective October 8, 2013 to the
                  Participation Agreement (the "Agreement"), dated October 21, 1998, as amended, by and among MONY Life Insurance Company of America (the "Company"), T. Rowe Price Equity Series, Inc.,
                  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

             (i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

             (ii) Second Amendment, effective October 15, 2013 to the
                  Participation Agreement (the "Agreement"), dated January 1, 1997, as amended, by and among MONY Life Insurance Company of America (the "Company"), Van Eck VIP Trust (flkla Van Eck Worldwide Insurance Trust), Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

      (14) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

             (i) Second Amendment, effective October 8, 2013 to the Participation Agreement, (the "Agreement"), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the "Company"), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the "Parties"), previously filed with this Registration Statement, File No. 333-191149 on December 10, 2013.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America filed herewith.

(m)   (i)    Sample Calculation for Illustrations filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Previously filed with this Registration Statement, File No. 333-207014 on Form N-6 on December 23, 2015.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Joshua E. Braverman           Senior Executive Director

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Senior Executive Director and Chief Information
                               Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Senior Executive Director and Chief Marketing
                               Officer

*David Karr                    Senior Executive Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The 2016/2017 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

         (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2018 is incorporated herein by reference to Exhibit 26(b) of Registration Statement (File No. 2-30070) on Form N-4, filed April 17, 2018.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd. The annual limit on such policies is $155 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

         (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 24th day of April, 2018.

                                            MONY America Variable Account K of
                                            MONY Life Insurance Company of
                                            America
                                                          (Registrant)

                                            By:    MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                            By:  /s/ Shane Daly
                                                 -------------------------------
                                                 Shane Daly
                                                 Vice President and Associate
                                                 General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 24th day of April, 2018.

                                 MONY Life Insurance Company of America
                                               (Depositor)

                                 By: /s/ Shane Daly
                                     ----------------------------------
                                     Shane Daly
                                     Vice President and Associate
                                     General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, Director and
                                         President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                           Executive Vice President, Chief
                                         Accounting Officer and Controller

*DIRECTORS:

Barbara Fallon-Walsh      Mark Pearson
Daniel G. Kaye            Bertram Scott
Kristi A. Matus           Charles G.T. Stonehill
Ramon de Oliveira         Richard C. Vaughan

*By:  /s/ Shane Daly
      ---------------------
      Shane Daly
      Attorney-in-Fact
      April 24, 2018

                                 EXHIBIT INDEX

                                                                TAG
        EXHIBIT NO.                DESCRIPTION                 VALUES
        -----------                -----------                 ------

            26(k)(i). Opinion and Consent of Shane Daly      EX-99.26ki

            26(l)(i)  Opinion and Consent of Brian Lessing   EX-99.26li

            26(m)(i)  Sample Calculation for Illustrations   EX-99.26mi

            26(n)(i)  Consent of PricewaterhouseCoopers LLP  EX-99.26ni

            26(n)(ii) Powers of Attorney                     EX-99.26nii